UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq. c/o TIAA-CREF 730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

TIAA-CREF FUNDS – Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.1%

DIVERSIFIED CAPITAL MARKETS - 0.6%
550,000	*	HFF, Inc (Class A)	$5,681,500

		TOTAL DIVERSIFIED CAPITAL MARKETS	5,681,500

DIVERSIFIED REITS - 3.5%
430,000		Vornado Realty Trust	33,049,800

		TOTAL DIVERSIFIED REITS	33,049,800

GOLD - 2.9%
170,000		Agnico-Eagle Mines Ltd	6,174,400
110,000		Goldcorp, Inc	4,867,500
250,000		Market Vectors Junior Gold Miners ETF	6,175,000
140,000		Newmont Mining Corp	8,401,400
175,000		Yamana Gold, Inc	2,570,750

		TOTAL GOLD	28,189,050

HOMEBUILDING - 2.4%
1,900,000		KB Home	12,768,000
1,150,000		PDG Realty S.A.	3,637,582
1,000,000	*	Pulte Homes, Inc	6,310,000

		TOTAL HOMEBUILDING	22,715,582

INDUSTRIAL REITS - 4.4%
980,000		AMB Property Corp	28,018,201
210,000		EastGroup Properties, Inc	9,130,800
160,000	*	First Industrial Realty Trust, Inc	1,636,800
2,000,000	*	Global Logistic Properties	2,703,737

		TOTAL INDUSTRIAL REITS	41,489,538

MORTGAGE REITS - 0.2%
125,000		Starwood Property Trust, Inc	2,313,750

		TOTAL MORTGAGE REITS	2,313,750

OFFICE REITS - 12.4%
150,000		Alexandria Real Estate Equities, Inc	10,345,500
530,000		BioMed Realty Trust, Inc	9,582,400
450,000		Boston Properties, Inc	44,820,000
240,000		Digital Realty Trust, Inc	16,000,800
210,000		Mack-Cali Realty Corp	5,604,900
400,000		Mission West Properties, Inc	3,608,000
420,000		SL Green Realty Corp	27,988,800

		TOTAL OFFICE REITS	117,950,400

TIAA-CREF FUNDS – Real Estate Securities Fund

SHARES		COMPANY	VALUE

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*, g,m	People’s Choice Financial Corp (purchased 12/21/04, cost $2,112,000)	$0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE OPERATING COMPANIES - 1.3%
3,850,000	a	Thomas Properties Group, Inc	12,820,500

		TOTAL REAL ESTATE OPERATING COMPANIES	12,820,500

RESIDENTIAL REITS - 17.3%
400,000		American Campus Communities, Inc	16,784,000
600,000		Apartment Investment & Management Co (Class A)	13,746,000
250,000		Associated Estates Realty Corp	3,987,500
265,000		AvalonBay Communities, Inc	34,609,000
180,000		BRE Properties, Inc (Class A)	9,086,400
180,000		Camden Property Trust	11,203,200
40,000		Equity Lifestyle Properties, Inc	2,667,600
650,000		Equity Residential	37,069,500
100,000		Essex Property Trust, Inc	14,051,000
60,000		Mid-America Apartment Communities, Inc	3,753,000
250,000		Post Properties, Inc	10,930,000
300,000		UDR, Inc	7,530,000

		TOTAL RESIDENTIAL REITS	165,417,200

RETAIL REITS - 25.4%
2,000,000		DDR Corp	24,340,000
120,000		Federal Realty Investment Trust	10,890,000
1,650,000		General Growth Properties, Inc	24,783,000
500,000		Glimcher Realty Trust	4,600,000
700,000		Kimco Realty Corp	11,368,000
450,000		Macerich Co	22,770,000
55,000		Realty Income Corp	1,922,800
330,000		Regency Centers Corp	12,414,600
860,000		Simon Property Group, Inc	110,888,400
300,000		Tanger Factory Outlet Centers, Inc	8,796,000
70,000		Taubman Centers, Inc	4,347,000
725,000		Westfield Group	5,784,331

		TOTAL RETAIL REITS	242,904,131

SPECIALIZED REITS - 25.7%
175,000		Ashford Hospitality Trust, Inc	1,400,000
325,000		CubeSmart	3,458,000
220,000		Entertainment Properties Trust	9,616,200
250,000		Extra Space Storage, Inc	6,057,500
300,000	*	FelCor Lodging Trust, Inc	915,000
950,000		HCP, Inc	39,358,500
445,000		Health Care REIT, Inc	24,265,850
300,000		Healthcare Realty Trust, Inc	5,577,000
1,350,000		Hersha Hospitality Trust	6,588,000
1,700,000		Host Marriott Corp	25,109,000
150,000		Plum Creek Timber Co, Inc	5,484,000
260,000		Potlatch Corp	8,088,600
265,000		Public Storage, Inc	35,631,900
65,000		Rayonier, Inc	2,900,950

TIAA-CREF FUNDS – Real Estate Securities Fund

SHARES		COMPANY	VALUE

70,000		Sovran Self Storage, Inc	$2,986,900
300,000	*	Sunstone Hotel Investors, Inc	2,445,000
750,000		Ventas, Inc	41,347,500
1,320,000		Weyerhaeuser Co	24,644,400

		TOTAL SPECIALIZED REITS	245,874,300

		TOTAL COMMON STOCKS	918,405,751
		(Cost $890,393,546)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.9%

TREASURY DEBT - 2.9%
$20,000,000		United States Treasury Bill	0.030%	06/14/12	19,995,480
8,200,000		United States Treasury Bill	0.010	03/29/12	8,199,606

					28,195,086

		TOTAL SHORT-TERM INVESTMENTS			28,195,086
		(Cost $28,196,938)

		TOTAL INVESTMENTS - 99.0%			946,600,837
		(Cost $918,590,484)
		OTHER ASSETS & LIABILITIES, NET - 1.0%			9,186,921

		NET ASSETS - 100.0%			$955,787,758

		Abbreviation(s):

		ETF Exchange Traded Fund
		REIT Real Estate Investment Trust

	*	Non-income producing.
	a	Affiliated holding.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed illiquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2011, the total value of these securities amounted to $0 or 0% of net assets.

	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 97.2%

CORPORATE BONDS - 32.9%

AUTOMOBILES & COMPONENTS - 0.2%
$1,868,000	g	Delphi Corp	5.875%	05/15/19	$1,905,359
468,000		Ford Motor Co	7.450	07/16/31	561,600
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	762,800

		TOTAL AUTOMOBILES & COMPONENTS			3,229,759

BANKS - 5.4%
1,100,000	g	Banco Bradesco S.A.	4.125	05/16/16	1,109,350
845,000	g	Banco de Bogota S.A.	5.000	01/15/17	851,701
2,850,000	g	Banco de Credito del Peru	4.750	03/16/16	2,842,875
1,055,000	g	Banco do Brasil S.A.	4.500	01/22/15	1,090,870
1,500,000	g	Banco do Brasil S.A.	5.875	01/26/22	1,501,500
990,000	g,i	Banco Santander Chile	1.659	04/20/12	990,316
925,000	g	Banco Santander Chile	3.750	09/22/15	922,165
1,635,000		BanColombia S.A.	5.950	06/03/21	1,641,131
2,710,000		Bank of America Corp	4.875	01/15/13	2,720,976
2,250,000		Bank of America Corp	3.625	03/17/16	2,074,007
1,690,000		Bank of America Corp	5.300	03/15/17	1,524,230
1,125,000		Bank of America Corp	6.000	09/01/17	1,098,707
1,160,000		Bank of America Corp	5.750	12/01/17	1,095,644
1,700,000		Bank of America Corp	5.000	05/13/21	1,548,420
845,000		Bank of New York Mellon Corp	4.300	05/15/14	906,641
2,500,000		Bank of New York Mellon Corp	2.300	07/28/16	2,507,755
580,000		Bank of New York Mellon Corp	5.450	05/15/19	661,192
2,800,000	g	Bank of Nova Scotia	1.450	07/26/13	2,832,416
14,800,000	g	Bank of Nova Scotia	2.150	08/03/16	14,904,369
845,000		BB&T Corp	3.850	07/27/27	858,786
890,000		Capital One Bank USA NA	8.800	07/15/19	1,018,151
730,000		Capital One Capital V	8.875	05/15/40	757,660
500,000		Capital One Financial Corp	3.150	07/15/16	502,140
123,357		Citigroup, Inc	6.000	02/21/12	124,046
1,000,000		Citigroup, Inc	6.000	12/13/13	1,034,759
1,615,000		Citigroup, Inc	5.000	09/15/14	1,598,378
1,050,000		Citigroup, Inc	4.750	05/19/15	1,063,397
800,000		Citigroup, Inc	3.953	06/15/16	797,242
730,000		Citigroup, Inc	6.125	05/15/18	776,981
3,065,000		Citigroup, Inc	5.375	08/09/20	3,151,651
1,125,000		Citigroup, Inc	6.875	03/05/38	1,235,940
565,000		Citigroup, Inc	8.125	07/15/39	691,748
10,335,000	g	Depfa ACS Bank	5.125	03/16/37	7,388,170
600,000		Deutsche Bank AG	3.875	08/18/14	610,365
935,000		Discover Bank	7.000	04/15/20	978,261
800,000		First Horizon National Corp	5.375	12/15/15	809,802

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$185,000		Golden West Financial Corp	4.750%	10/01/12	$189,985
2,835,000	g	HSBC Bank plc	3.500	06/28/15	2,857,890
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,302,528
225,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	206,886
675,000		HSBC Holdings plc	6.500	09/15/37	666,286
660,000		JP Morgan Chase Capital XXV	6.800	10/01/37	662,475
895,000		JPMorgan Chase & Co	5.125	09/15/14	943,599
4,890,000		JPMorgan Chase & Co	3.150	07/05/16	4,912,884
2,000,000		JPMorgan Chase & Co	4.350	08/15/21	2,019,814
925,000		JPMorgan Chase & Co	5.500	10/15/40	958,493
1,750,000		JPMorgan Chase & Co	5.400	01/06/42	1,826,274
470,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	442,095
1,850,000		Northern Trust Corp	4.625	05/01/14	1,989,910
1,255,000		PNC Funding Corp	5.125	02/08/20	1,418,115
4,000,000	g	Royal Bank of Canada	3.125	04/14/15	4,196,876
1,300,000	g	Shinhan Bank	4.125	10/04/16	1,308,899
1,000,000	g,i	Standard Chartered plc	6.409	12/30/49	814,382
925,000		State Street Corp	4.300	05/30/14	990,001
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	584,349
1,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	986,837
945,000		Union Bank of California NA	5.950	05/11/16	1,022,678
285,000		USB Capital XIII Trust	6.625	12/15/39	289,549
971,000		Wachovia Bank NA	4.800	11/01/14	1,020,334
1,490,000		Wachovia Bank NA	5.850	02/01/37	1,559,385
2,575,000		Wells Fargo & Co	2.625	12/15/16	2,573,429
3,230,000		Wells Fargo Bank NA	4.750	02/09/15	3,369,823
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,169,886
375,000		Zions Bancorporation	7.750	09/23/14	397,609

		TOTAL BANKS			107,903,013

CAPITAL GOODS - 0.6%
220,000		Black & Decker Corp	8.950	04/15/14	254,069
750,000		CRH America, Inc	4.125	01/15/16	748,805
415,000		General Electric Co	5.250	12/06/17	476,321
525,000		Goodrich Corp	6.125	03/01/19	638,523
375,000		Harsco Corp	5.125	09/15/13	399,970
468,000	g	Huntington Ingalls	6.875	03/15/18	458,640
700,000		Lockheed Martin Corp	3.350	09/15/21	696,359
1,291,000	g	Myriad International Holding BV	6.375	07/28/17	1,374,915
1,468,000	g	Sealed Air Corp	8.125	09/15/19	1,607,460
1,468,000	g	Sealed Air Corp	8.375	09/15/21	1,622,140
1,950,000	g	Sigma Alimentos S.A.	5.625	04/14/18	1,989,000
2,700,000		Tomkins LLC	9.000	10/01/18	2,993,625
605,000		Tyco International Finance S.A.	6.000	11/15/13	655,416
345,000		Tyco International Finance S.A.	4.125	10/15/14	367,698

		TOTAL CAPITAL GOODS			14,282,941

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,350,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	1,402,650
745,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	756,438
1,495,000		Republic Services, Inc	3.800	05/15/18	1,548,588
845,000		Republic Services, Inc	6.200	03/01/40	1,021,501

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		Waste Management, Inc	2.600%	09/01/16	$1,522,539
1,585,000		Waste Management, Inc	6.125	11/30/39	1,944,274

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			8,195,990

CONSUMER DURABLES & APPAREL - 0.4%
1,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	1,581,464
2,870,000		Hanesbrands, Inc	6.375	12/15/20	2,913,050
1,670,000		Phillips-Van Heusen Corp	7.375	05/15/20	1,811,950
810,000		Whirlpool Corp	8.000	05/01/12	828,074
300,000		Xerox Corp	4.500	05/15/21	304,039

		TOTAL CONSUMER DURABLES & APPAREL			7,438,577

CONSUMER SERVICES - 0.1%
1,900,000	g	Transnet Ltd	4.500	02/10/16	1,924,130
357		Walt Disney Co	6.375	03/01/12	360

		TOTAL CONSUMER SERVICES			1,924,490

DIVERSIFIED FINANCIALS - 5.0%
1,495,000		Abbey National Treasury Services plc	4.000	04/27/16	1,341,244
1,370,000		American Express Co	8.125	05/20/19	1,771,233
1,000,000		American Express Credit Corp	2.800	09/19/16	1,004,900
530,000		Ameriprise Financial, Inc	5.300	03/15/20	570,312
1,425,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	1,430,344
1,490,000	g	Bangkok Bank PCL	4.800	10/18/20	1,482,194
1,333,000	g	Banque PSA Finance	3.375	04/04/14	1,285,669
615,000		Barclays Bank plc	5.200	07/10/14	633,954
1,950,000	g	BBVA Bancomer S.A.	4.500	03/10/16	1,911,000
1,125,000		BlackRock, Inc	3.500	12/10/14	1,201,304
1,400,000		BlackRock, Inc	4.250	05/24/21	1,463,613
1,490,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	1,527,250
1,500,000		Credit Suisse	5.000	05/15/13	1,538,711
1,420,000		Credit Suisse	5.500	05/01/14	1,475,976
1,125,000		Credit Suisse	4.375	08/05/20	1,103,029
123,357		Credit Suisse USA, Inc	6.500	01/15/12	123,581
123,357		Daimler Finance North America LLC	7.300	01/15/12	123,587
1,185,000		Eaton Vance Corp	6.500	10/02/17	1,329,927
1,675,000		Ford Motor Credit Co LLC	5.875	08/02/21	1,745,698
123,357		General Electric Capital Corp	6.000	06/15/12	126,130
465,000		General Electric Capital Corp	2.800	01/08/13	473,835
3,865,000		General Electric Capital Corp	1.875	09/16/13	3,912,605
2,765,000		General Electric Capital Corp	5.500	06/04/14	3,005,693
700,000		General Electric Capital Corp	3.350	10/17/16	728,979
4,000,000		General Electric Capital Corp	5.300	02/11/21	4,275,808
2,325,000		General Electric Capital Corp	4.650	10/17/21	2,426,526
810,000		General Electric Capital Corp	6.875	01/10/39	970,406
660,000	i	Goldman Sachs Capital II	5.793	12/30/49	405,900
123,357		Goldman Sachs Group, Inc	6.600	01/15/12	123,520
990,000		Goldman Sachs Group, Inc	5.450	11/01/12	1,006,809
50,000		Goldman Sachs Group, Inc	4.750	07/15/13	50,661
3,915,000		Goldman Sachs Group, Inc	3.625	02/07/16	3,782,763
1,025,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,132,019
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	121,813

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$335,000		Goldman Sachs Group, Inc	6.750%	10/01/37	$311,722
1,500,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,471,544
1,500,000	g	Harley-Davidson Financial Services, Inc	3.875	03/15/16	1,553,869
123,357		HSBC Finance Corp	7.000	05/15/12	125,657
3,875,000		HSBC Finance Corp	4.750	07/15/13	3,956,929
448,000	g	Hyundai Capital America	3.750	04/06/16	446,620
600,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	611,915
1,335,000	g	ICICI Bank Ltd	5.500	03/25/15	1,335,344
1,500,000	g	ICICI Bank Ltd	4.750	11/25/16	1,425,212
575,000	g	International Lease Finance Corp	6.500	09/01/14	587,938
1,400,000	g	Inversiones CMPC S.A.	4.750	01/19/18	1,460,571
4,000,000		Jefferies Group, Inc	5.125	04/13/18	3,520,000
400,000		Jefferies Group, Inc	6.250	01/15/36	327,078
665,000	n	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	67
2,145,000	g	Lukoil International Finance BV	6.125	11/09/20	2,102,100
1,500,000	g	Majapahit Holding BV	7.750	01/20/20	1,741,875
802,000		MBNA Corp	6.125	03/01/13	805,240
1,235,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,243,977
1,565,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,515,396
1,175,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,158,478
2,125,000		Morgan Stanley	6.000	05/13/14	2,145,644
3,000,000		Morgan Stanley	2.875	07/28/14	2,825,283
655,000		Morgan Stanley	6.000	04/28/15	656,140
2,350,000		Morgan Stanley	3.800	04/29/16	2,165,088
1,695,000		Morgan Stanley	5.450	01/09/17	1,631,885
720,000		Morgan Stanley	5.950	12/28/17	685,970
1,090,000		Morgan Stanley	7.300	05/13/19	1,110,109
555,000		Morgan Stanley	5.625	09/23/19	513,974
2,500,000		Morgan Stanley	5.500	07/28/21	2,311,588
630,000		NASDAQ OMX Group, Inc	4.000	01/15/15	645,548
445,000		NASDAQ OMX Group, Inc	5.550	01/15/20	455,902
81,361		National Rural Utilities Cooperative Finance Corp	7.250	03/01/12	82,217
880,000		National Rural Utilities Cooperative Finance Corp	2.625	09/16/12	891,177
1,065,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	1,139,057
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	812,896
550,000		Nomura Holdings, Inc	4.125	01/19/16	536,733
750,000	g	Odebrecht Finance Ltd	6.000	04/05/23	751,875
925,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	951,011
1,410,000		Rabobank Nederland NV	2.125	10/13/15	1,381,659
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	976,950
935,000	g	RCI Banque S.A.	3.400	04/11/14	911,978
310,000		Toronto-Dominion Bank	2.500	07/14/16	316,163
1,975,000		UBS AG.	4.875	08/04/20	1,961,529
450,000		Waha Aerospace BV	3.925	07/28/20	461,925
832,500	g	Waha Aerospace BV	3.925	07/28/20	854,561
320,000	g	WT Finance Aust Pty Ltd	5.125	11/15/14	335,268

		TOTAL DIVERSIFIED FINANCIALS			98,820,655

ENERGY - 4.0%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,445,276
365,000		Anadarko Petroleum Corp	6.950	06/15/19	435,744
625,000		Anadarko Petroleum Corp	6.450	09/15/36	712,563

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000	g	Baker Hughes, Inc	3.200%	08/15/21	$413,294
1,715,000		Bill Barrett Corp	7.625	10/01/19	1,792,175
1,090,000		BP Capital Markets plc	3.125	03/10/12	1,095,000
5,400,000		BP Capital Markets plc	3.200	03/11/16	5,659,320
735,000		Burlington Resources Finance Co	7.200	08/15/31	1,008,974
468,000		Chesapeake Energy Corp	6.625	08/15/20	501,930
1,400,000		Chesapeake Energy Corp	6.875	11/15/20	1,498,000
1,500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,597,500
1,400,000		ConocoPhillips	4.600	01/15/15	1,548,392
1,140,000		ConocoPhillips	6.500	02/01/39	1,576,924
2,000,000		Consol Energy Inc	8.250	04/01/20	2,210,001
500,000		Devon Energy Corp	5.600	07/15/41	601,164
1,268,565		Dolphin Energy Ltd	5.888	06/15/19	1,376,392
990,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,107,875
855,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	851,425
480,000		Enbridge Energy Partners LP	5.200	03/15/20	533,244
235,000		EnCana Corp	6.625	08/15/37	283,837
875,000		Enterprise Products Operating LLC	4.600	08/01/12	887,874
335,000		Enterprise Products Operating LLC	5.600	10/15/14	367,048
170,000		Enterprise Products Operating LLC	5.000	03/01/15	185,159
710,000		Enterprise Products Operating LLC	6.500	01/31/19	826,784
615,000		Enterprise Products Operating LLC	6.125	10/15/39	686,935
705,000		Enterprise Products Operating LLC	5.950	02/01/41	790,202
600,000		Enterprise Products Operating LLC	5.700	02/15/42	653,692
810,000		EOG Resources, Inc	4.100	02/01/21	882,126
1,450,000	g	Gaz Capital S.A.	5.092	11/29/15	1,466,965
465,000		Hess Corp	8.125	02/15/19	596,903
1,295,000		Hess Corp	5.600	02/15/41	1,446,867
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,221,470
1,000,000		Marathon Petroleum Corp	5.125	03/01/21	1,044,671
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,296,000
500,000		Noble Holding International Ltd	3.450	08/01/15	520,179
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,398,304
1,580,000	g	Novatek Finance Ltd	6.604	02/03/21	1,595,800
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	401,500
400,000		Pemex Project Funding Master Trust	6.625	06/15/35	453,500
250,000		Pemex Project Funding Master Trust	6.625	06/15/38	283,125
1,500,000	g	Pertamina PT	5.250	05/23/21	1,535,250
1,640,000		Petrobras International Finance Co	3.875	01/27/16	1,689,546
1,210,000		Petrobras International Finance Co	7.875	03/15/19	1,444,373
1,048,000		Petrobras International Finance Co	6.875	01/20/40	1,213,778
925,000		Petroleos Mexicanos	4.875	03/15/15	983,969
170,000		Petroleos Mexicanos	8.000	05/03/19	212,075
925,000		Petroleos Mexicanos	6.000	03/05/20	1,027,028
735,000		Petroleos Mexicanos	5.500	01/21/21	797,475
580,000		Petroleos Mexicanos	6.500	06/02/41	652,500
760,000	g	Petroleos Mexicanos	6.500	06/02/41	855,000
1,315,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,551,700
1,425,000	g	Petronas Capital Ltd	5.250	08/12/19	1,597,986
1,125,000		Plains All American Pipeline LP	5.000	02/01/21	1,239,298
625,000	g	Precision Drilling Corp	6.500	12/15/21	637,500
1,500,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	1,568,850

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,057,440		Ras Laffan Liquefied Natural Gas Co Ltd	5.298%	09/30/20	$1,134,104
2,830,000	g	Reliance Holdings USA	4.500	10/19/20	2,571,347
600,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	633,194
1,870,000	g	SandRidge Energy, Inc	8.000	06/01/18	1,888,700
2,650,000	g	Schlumberger Investment S.A.	3.300	09/14/21	2,722,444
630,000		SEACOR Holdings, Inc	7.375	10/01/19	664,477
415,000		Statoil ASA	2.900	10/15/14	435,491
150,000		TransCanada Pipelines Ltd	4.000	06/15/13	156,102
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,332,448
660,000		TransCanada Pipelines Ltd	5.850	03/15/36	783,512
1,000,000	g	TransCapitalInvest Ltd	5.670	03/05/14	1,037,500
235,000		Vale Overseas Ltd	6.250	01/23/17	264,826
480,000		Vale Overseas Ltd	6.875	11/21/36	546,504
970,000		Vale Overseas Ltd	6.875	11/10/39	1,111,038
515,000		Valero Energy Corp	4.500	02/01/15	551,008
1,500,000	g	WPX Energy, Inc	6.000	01/15/22	1,535,625

		TOTAL ENERGY			78,628,782

FOOD & STAPLES RETAILING - 0.3%
500,000		CVS Caremark Corp	3.250	05/18/15	527,175
1,750,000		CVS Caremark Corp	5.750	06/01/17	2,041,973
120,000		CVS Caremark Corp	6.600	03/15/19	146,269
580,000		Delhaize Group S.A.	5.875	02/01/14	629,516
565,000		Delhaize Group S.A.	6.500	06/15/17	664,058
335,000		Kroger Co	6.200	06/15/12	342,981
190,000		Kroger Co	5.000	04/15/13	198,769
600,000		Kroger Co	6.400	08/15/17	713,594
120,000		Kroger Co	6.800	12/15/18	147,363

		TOTAL FOOD & STAPLES RETAILING			5,411,698

FOOD, BEVERAGE & TOBACCO - 1.1%
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	2,637,851
830,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	973,427
1,160,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,329,580
1,005,000		Bottling Group LLC	6.950	03/15/14	1,129,637
665,000	g	Corp Lindley S.A.	6.750	11/23/21	678,300
1,160,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	1,176,064
385,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	410,077
650,000		General Mills, Inc	5.200	03/17/15	724,095
1,925,000	g	Grupo Bimbo SAB de C.V.	4.875	06/30/20	2,027,792
600,000		JM Smucker Co	3.500	10/15/21	613,829
45,357		Kraft Foods, Inc	6.250	06/01/12	46,345
505,000		Kraft Foods, Inc	6.125	02/01/18	591,942
1,450,000		Kraft Foods, Inc	5.375	02/10/20	1,673,084
1,060,000		Kraft Foods, Inc	6.500	02/09/40	1,378,996
190,000		PepsiAmericas, Inc	5.750	07/31/12	195,724
105,000		PepsiAmericas, Inc	4.375	02/15/14	112,709
1,055,000		PepsiCo, Inc	0.875	10/25/13	1,060,190
78,000		PepsiCo, Inc	7.900	11/01/18	105,305
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	527,998
1,125,000	g	Pernod-Ricard S.A.	4.450	01/15/22	1,178,533
565,000		Philip Morris International, Inc	4.875	05/16/13	596,219

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,110,000		Philip Morris International, Inc	6.875%	03/17/14	$1,248,792
200,000		Philip Morris International, Inc	6.375	05/16/38	260,739
1,400,000		TreeHouse Foods, Inc	7.750	03/01/18	1,515,500

		TOTAL FOOD, BEVERAGE & TOBACCO			22,192,728

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
600,000		Becton Dickinson and Co	1.750	11/08/16	604,511
630,000		Boston Scientific Corp	4.500	01/15/15	661,130
963,000		CHS/Community Health Systems	8.875	07/15/15	994,298
2,000,000		DaVita, Inc	6.375	11/01/18	2,047,500
1,004,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	1,069,260
1,870,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,867,663
1,130,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	1,183,675
600,000		HCA, Inc	6.500	02/15/20	622,500
1,403,000		HCA, Inc	7.875	02/15/20	1,515,240
572,000		McKesson Corp	3.250	03/01/16	605,361
395,000		Medtronic, Inc	4.750	09/15/15	442,388
695,000		Medtronic, Inc	4.450	03/15/20	784,258
765,000		Quest Diagnostics, Inc	6.400	07/01/17	904,796
960,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	971,522

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			14,274,102

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Clorox Co	3.800	11/15/21	1,018,701
750,000		Ecolab, Inc	4.350	12/08/21	800,917

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,819,618

INSURANCE - 1.7%
565,000		ACE INA Holdings, Inc	5.875	06/15/14	623,280
310,000		Aetna, Inc	6.500	09/15/18	378,252
285,000		Aetna, Inc	6.625	06/15/36	353,938
650,000		Aflac, Inc	6.900	12/17/39	722,711
775,000		Allstate Corp	7.450	05/16/19	942,271
875,000		American Financial Group, Inc	9.875	06/15/19	1,017,748
2,850,000		American International Group, Inc	3.650	01/15/14	2,767,892
500,000		Chubb Corp	6.000	05/11/37	602,910
235,000		CIGNA Corp	5.125	06/15/20	253,386
2,000,000		CIGNA Corp	4.500	03/15/21	2,057,122
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,130,448
1,125,000		Hartford Financial Services Group, Inc	5.500	03/30/20	1,141,788
565,000		Hartford Financial Services Group, Inc	6.625	03/30/40	560,715
1,275,000		Lincoln National Corp	7.000	06/15/40	1,441,435
3,000,000		Markel Corp	5.350	06/01/21	3,141,420
170,000		Metlife, Inc	5.000	06/15/15	185,197
1,125,000		Metlife, Inc	6.750	06/01/16	1,296,043
1,655,000		Metlife, Inc	5.700	06/15/35	1,847,220
1,125,000	g	Principal Life Global Funding I	5.125	10/15/13	1,190,207
1,500,000		Progressive Corp	3.750	08/23/21	1,558,679
705,000		Prudential Financial, Inc	5.100	09/20/14	758,267
630,000		Prudential Financial, Inc	7.375	06/15/19	744,697
950,000		Prudential Financial, Inc	6.200	11/15/40	994,085
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,316,991

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$615,000		Travelers Cos, Inc	5.800%	05/15/18	$722,899
170,000		Travelers Cos, Inc	5.900	06/02/19	202,251
270,000		Unum Group	5.625	09/15/20	278,011
500,000		WellPoint, Inc	5.875	06/15/17	576,132
435,000		WellPoint, Inc	5.850	01/15/36	509,077
3,350,000		Willis Group Holdings plc	4.125	03/15/16	3,402,383
410,000		WR Berkley Corp	5.375	09/15/20	413,707

		TOTAL INSURANCE			33,131,162

MATERIALS - 1.2%
170,000		Airgas, Inc	4.500	09/15/14	180,125
1,410,000	g	Anglo American Capital plc	2.150	09/27/13	1,412,342
1,505,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	1,495,150
310,000		ArcelorMittal	3.750	08/05/15	296,353
275,000		ArcelorMittal	9.850	06/01/19	305,859
800,000		ArcelorMittal	6.750	03/01/41	719,384
468,000		Ball Corp	6.750	09/15/20	508,950
1,850,000		Barrick North America Finance LLC	4.400	05/30/21	2,003,542
2,147,000	g	Braskem Finance Ltd	5.750	04/15/21	2,130,898
2,000,000		CF Industries, Inc	6.875	05/01/18	2,290,000
1,500,000		Cliffs Natural Resources, Inc	6.250	10/01/40	1,477,386
1,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	1,497,930
1,650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,679,961
468,000		Crown Americas LLC	6.250	02/01/21	489,060
1,094,000		Dow Chemical Co	4.125	11/15/21	1,122,138
335,000		Eastman Chemical Co	5.500	11/15/19	381,363
468,000		Graphic Packaging International, Inc	9.500	06/15/17	512,460
530,000		International Paper Co	7.300	11/15/39	644,737
900,000		International Paper Co	6.000	11/15/41	977,051
750,000	g	LyondellBasell Industries NV	6.000	11/15/21	778,125
500,000		Martin Marietta Materials, Inc	6.600	04/15/18	526,844
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	509,250
1,700,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	1,737,578
1,305,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	1,396,022
1,870,000		Solutia, Inc	7.875	03/15/20	2,033,625
275,000		Teck Resources Ltd	6.000	08/15/40	302,566
750,000	g	Xstrata Canada Financial Corp	4.950	11/15/21	766,219

		TOTAL MATERIALS			28,174,918

MEDIA - 1.5%
2,000,000		AMC Entertainment, Inc	8.750	06/01/19	2,070,000
705,000		CBS Corp	4.300	02/15/21	727,906
44,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	47,851
785,000		Comcast Corp	5.650	06/15/35	867,210
445,000		Comcast Corp	6.400	03/01/40	553,163
3,452,000		Interpublic Group of Cos, Inc	6.250	11/15/14	3,667,750
4,650,000		Lamar Media Corp	9.750	04/01/14	5,207,999
936,000		Lamar Media Corp	6.625	08/15/15	952,380
2,000,000		Lamar Media Corp	7.875	04/15/18	2,120,000
775,000		NBC Universal Media LLC	5.150	04/30/20	862,866
695,000		News America, Inc	7.250	05/18/18	837,250
110,000		News America, Inc	7.625	11/30/28	132,856

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$85,000		News America, Inc	6.550%	03/15/33	$92,558
600,000		News America, Inc	6.200	12/15/34	645,026
730,000		News America, Inc	6.650	11/15/37	827,041
600,000		News America, Inc	6.900	08/15/39	693,577
965,000		Nielsen Finance LLC	7.750	10/15/18	1,042,200
990,000		Time Warner Cable, Inc	8.750	02/14/19	1,264,160
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	2,606,225
357		Time Warner, Inc	6.875	05/01/12	364
960,000		Time Warner, Inc	3.150	07/15/15	998,515
4,000,000		Time Warner, Inc	4.700	01/15/21	4,306,879
565,000		Time Warner, Inc	6.500	11/15/36	681,696
1,585,000		Viacom, Inc	2.500	12/15/16	1,584,398

		TOTAL MEDIA			32,789,870

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
680,000		Abbott Laboratories	5.300	05/27/40	814,329
870,000		Eli Lilly & Co	3.550	03/06/12	874,541
480,000		Life Technologies Corp	3.500	01/15/16	482,005
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,694,883
1,403,000	g	Mylan, Inc	7.875	07/15/20	1,548,561
2,180,000		Novartis Capital Corp	2.900	04/24/15	2,307,163
385,000		Novartis Capital Corp	4.400	04/24/20	438,831
1,400,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	1,398,250

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			9,558,563

REAL ESTATE - 1.0%
220,000		AMB Property LP	7.625	08/15/14	240,956
345,000		AMB Property LP	4.500	08/15/17	344,341
235,000		Brandywine Operating Partnership LP	7.500	05/15/15	257,694
2,500,000		Brandywine Operating Partnership LP	4.950	04/15/18	2,460,942
630,000		Camden Property Trust	4.625	06/15/21	630,080
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,913,614
2,150,000		ERP Operating LP	4.625	12/15/21	2,192,471
40,000		Federal Realty Investment Trust	5.650	06/01/16	43,199
75,000		Federal Realty Investment Trust	5.900	04/01/20	81,175
1,100,000		HCP, Inc	3.750	02/01/16	1,119,213
1,335,000		Health Care REIT, Inc	3.625	03/15/16	1,313,850
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	505,496
2,250,000		Highwoods Properties, Inc	5.850	03/15/17	2,379,804
2,068,000	g	Host Hotels & Resorts LP	5.875	06/15/19	2,104,190
290,000		Kilroy Realty Corp	5.000	11/03/15	298,238
105,000		Kimco Realty Corp	5.700	05/01/17	113,124
650,000		National Retail Properties, Inc	5.500	07/15/21	651,275
55,000		Nationwide Health Properties, Inc	6.250	02/01/13	56,798
350,000		Regency Centers LP	5.250	08/01/15	372,974
40,000		Regency Centers LP	5.875	06/15/17	43,560
105,000		Simon Property Group LP	5.250	12/01/16	116,373
2,075,000		Simon Property Group LP	2.800	01/30/17	2,119,471
470,000		Simon Property Group LP	10.350	04/01/19	645,169
650,000	g,i	USB Realty Corp	6.091	12/30/49	451,750
705,000		Washington Real Estate Investment Trust	4.950	10/01/20	737,372

		TOTAL REAL ESTATE			21,193,129

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 0.6%
$1,870,000		AmeriGas Partners LP	6.250%	08/20/19	$1,860,650
615,000		Home Depot, Inc	5.875	12/16/36	771,752
1,500,000		Home Depot, Inc	5.950	04/01/41	1,935,288
1,868,000		Limited Brands, Inc	6.625	04/01/21	1,980,080
400,000		Nordstrom, Inc	4.000	10/15/21	416,974
1,170,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,226,767
2,340,000	g	QVC Inc	7.375	10/15/20	2,497,950
1,400,000	g	QVC, Inc	7.500	10/01/19	1,501,500
600,000		Staples, Inc	9.750	01/15/14	686,083
705,000		Wal-Mart Stores, Inc	5.000	10/25/40	829,740

		TOTAL RETAILING			13,706,784

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,110,000		Broadcom Corp	2.375	11/01/15	1,136,248

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,136,248

SOFTWARE & SERVICES - 0.1%
630,000		Oracle Corp	3.750	07/08/14	677,550
2,000,000		SunGard Data Systems, Inc	7.375	11/15/18	2,047,500

		TOTAL SOFTWARE & SERVICES			2,725,050

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
1,125,000		Amphenol Corp	4.750	11/15/14	1,205,404
1,870,000		Brocade Communications Systems, Inc	6.875	01/15/20	1,991,550
1,075,000		Hewlett-Packard Co	4.250	02/24/12	1,079,840
520,000		Hewlett-Packard Co	4.500	03/01/13	534,793
650,000		Hewlett-Packard Co	4.750	06/02/14	686,437
1,250,000		Hewlett-Packard Co	4.650	12/09/21	1,318,850
1,868,000		Jabil Circuit, Inc	5.625	12/15/20	1,900,690
345,000		L-3 Communications Corp	5.200	10/15/19	349,975
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,174,404
1,900,000		Scientific Games Corp	8.125	09/15/18	1,947,500
468,000		Scientific Games Corp	9.250	06/15/19	496,080
2,000,000	g	Seagate Technology HDD Holdings	7.750	12/15/18	2,127,500
450,000		Xerox Corp	8.250	05/15/14	507,771
500,000		Xerox Corp	4.250	02/15/15	526,998

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			15,847,792

TELECOMMUNICATION SERVICES - 2.5%
1,030,000		America Movil SAB de C.V.	5.000	03/30/20	1,137,915
650,000		American Tower REIT, Inc	5.900	11/01/21	683,385
2,635,000		AT&T, Inc	2.500	08/15/15	2,728,463
6,000,000		AT&T, Inc	2.950	05/15/16	6,252,823
620,000		AT&T, Inc	6.150	09/15/34	735,478
1,700,000		AT&T, Inc	6.300	01/15/38	2,087,153
1,235,000		BellSouth Corp	5.200	09/15/14	1,365,284
120,000		BellSouth Corp	6.875	10/15/31	149,544
275,000		BellSouth Corp	6.550	06/15/34	327,352
2,260,000		Cellco Partnership	8.500	11/15/18	3,050,322
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	878,793

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,305,000		France Telecom S.A.	2.125%	09/16/15	$1,292,895
1,975,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	2,068,813
1,270,000	g	Qtel International Finance	4.750	02/16/21	1,279,525
660,000		Sprint Capital Corp	8.750	03/15/32	533,775
240,000		Sprint Nextel Corp	6.000	12/01/16	199,200
680,000		Telecom Italia Capital S.A.	6.175	06/18/14	654,068
660,000		Telecom Italia Capital S.A.	6.999	06/04/18	617,031
1,945,000		Telecom Italia Capital S.A.	7.175	06/18/19	1,822,675
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,403,753
2,470,000		Telefonica Emisiones SAU	5.134	04/27/20	2,320,115
1,250,000		Telefonica Emisiones SAU	5.462	02/16/21	1,192,833
1,415,000	g	Telefonica Moviles Chile S.A.	2.875	11/09/15	1,396,526
925,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	1,022,840
2,045,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	2,014,325
760,000		Verizon Communications, Inc	5.250	04/15/13	801,977
1,110,000		Verizon Communications, Inc	6.100	04/15/18	1,333,515
425,000		Verizon Communications, Inc	8.750	11/01/18	574,059
430,000		Verizon Communications, Inc	8.950	03/01/39	688,627
445,000		Verizon New England, Inc	4.750	10/01/13	467,390
740,000		Verizon New Jersey, Inc	5.875	01/17/12	741,217
335,000		Verizon Virginia, Inc	4.625	03/15/13	348,793
1,300,000	g	Vimpelcom Holdings	6.255	03/01/17	1,170,000
1,500,000	g	Vimpelcom Holdings	7.504	03/01/22	1,260,000
2,000,000		Virgin Media Finance plc	9.500	08/15/16	2,245,000
1,000,000		Virgin Media Secured Finance plc	5.250	01/15/21	1,059,479

		TOTAL TELECOMMUNICATION SERVICES			48,904,943

TRANSPORTATION - 0.8%
1,635,000	g	Asciano Finance	5.000	04/07/18	1,639,491
300,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	378,913
1,275,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	1,525,425
1,500,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	1,546,034
1,900,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	2,107,020
1,000,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	1,103,165
335,000		Embraer Overseas Ltd	6.375	01/15/20	357,613
1,000,000		Hertz Corp	7.500	10/15/18	1,045,000
1,390,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	1,442,125
415,000		Norfolk Southern Corp	5.750	04/01/18	489,249
838,000		Norfolk Southern Corp	5.590	05/17/25	968,016
1,275,000	g	TAM Capital 3, Inc	8.375	06/03/21	1,287,750
148,000		Union Pacific Corp	4.163	07/15/22	160,635
1,525,000		Union Pacific Corp	4.750	09/15/41	1,661,417

		TOTAL TRANSPORTATION			15,711,853

UTILITIES - 3.7%
1,000,000	g	Abu Dhabi National Energy Co	6.250	09/16/19	1,092,500
726,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	755,040
1,385,000	g	AES Corp	7.375	07/01/21	1,492,338
610,000	g	AES Gener S.A.	5.250	08/15/21	613,050
730,000		AGL Capital Corp	5.250	08/15/19	816,108
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,346,596
775,000		Atmos Energy Corp	8.500	03/15/19	1,024,059

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,805,000	g	Calpine Corp	7.500%	02/15/21	$3,001,350
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,773,830
225,000		Carolina Power & Light Co	5.700	04/01/35	274,225
335,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	376,560
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	168,399
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	791,677
1,300,000	g	Colbun S.A.	6.000	01/21/20	1,376,133
1,550,000	g	Comision Federal Electricidad	4.875	05/26/21	1,596,500
1,850,000		Commonwealth Edison Co	4.000	08/01/20	1,992,846
395,000		Commonwealth Edison Co	5.900	03/15/36	484,407
415,000		Connecticut Light & Power Co	5.500	02/01/19	484,339
275,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	311,729
640,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	802,966
225,000		Consolidated Natural Gas Co	5.000	12/01/14	246,570
810,000		Dominion Resources, Inc	4.450	03/15/21	902,174
650,000		Dominion Resources, Inc	4.900	08/01/41	701,871
1,160,000		Duke Energy Carolinas LLC	5.750	11/15/13	1,261,459
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	292,841
2,000,000		Duke Energy Corp	3.950	09/15/14	2,133,840
1,030,000	g	Empresa de Energia de Bogota S.A.	6.125	11/10/21	1,035,150
335,000		Florida Power Corp	6.400	06/15/38	454,395
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,422,858
2,000,000		Great Plains Energy, Inc	4.850	06/01/21	2,096,458
630,000		Indiana Michigan Power Co	7.000	03/15/19	774,896
765,000	g	Instituto Costarricense de Electricidad	6.950	11/10/21	776,475
555,000		Integrys Energy Group, Inc	4.170	11/01/20	592,870
195,000	g	Kansas Gas & Electric	6.700	06/15/19	241,756
125,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	129,030
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,039,721
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	977,674
1,955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,957,455
710,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	719,607
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,068,373
1,160,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,370,778
185,000		National Fuel Gas Co	5.250	03/01/13	192,604
630,000		Nevada Power Co	6.500	08/01/18	759,712
320,000		Nevada Power Co	5.375	09/15/40	375,557
2,000,000		Nevada Power Co	5.450	05/15/41	2,376,148
1,335,000		NiSource Finance Corp	5.400	07/15/14	1,448,451
1,975,000		Northern States Power Co	5.350	11/01/39	2,453,059
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	201,625
1,000,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	1,022,408
445,000		ONEOK Partners LP	5.900	04/01/12	449,909
695,000		Pacific Gas & Electric Co	8.250	10/15/18	916,161
500,000		PacifiCorp	6.000	01/15/39	638,482
885,000		Pepco Holdings, Inc	2.700	10/01/15	896,397
1,450,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	1,475,375
1,450,000		PG&E Corp	5.750	04/01/14	1,579,861
135,000		Potomac Electric Power Co	7.900	12/15/38	208,736
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,010,647
565,000		Progress Energy, Inc	7.050	03/15/19	698,774
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,984,825

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$440,000		Public Service Electric & Gas Co	5.300%	05/01/18	$520,885
1,190,000		Public Service Electric & Gas Co	5.375	11/01/39	1,471,410
468,000		Questar Market Resources, Inc	6.875	03/01/21	504,270
970,000		San Diego Gas & Electric Co	3.950	11/15/41	993,363
630,000		Sempra Energy	6.000	10/15/39	777,331
1,895,000		Southern California Edison Co	3.875	06/01/21	2,091,637
430,000		Veolia Environnement	5.250	06/03/13	452,463
850,000		Virginia Electric and Power Co	4.750	03/01/13	886,094
480,000		Williams Partners LP	3.800	02/15/15	503,901
850,000		Williams Partners LP	4.000	11/15/21	872,798
940,000		Williams Partners LP	6.300	04/15/40	1,146,137
650,000		Xcel Energy, Inc	4.800	09/15/41	708,326
1,400,000	g	Xinao Gas Holdings Ltd	6.000	05/13/21	1,264,213

		TOTAL UTILITIES			74,652,462

		TOTAL CORPORATE BONDS			661,655,127
		(Cost $637,797,403)

GOVERNMENT BONDS - 57.3%

AGENCY SECURITIES - 5.2%
1,655,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,682,006
2,880,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	2,944,380
1,655,000		FHLB	5.000	11/17/17	1,986,166
1,320,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/29/13	1,378,711
1,860,000		FHLMC	2.500	04/23/14	1,944,331
5,050,000		FHLMC	5.125	10/18/16	5,971,085
660,000		Federal National Mortgage Association (FNMA)	1.125	07/30/12	663,545
6,585,000		FNMA	2.750	03/13/14	6,900,198
6,585,000		FNMA	2.500	05/15/14	6,872,653
5,728,924		AMAL Ltd	3.465	08/21/21	6,023,219
983,863		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,135,408
6,590,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	6,537,873
1,975,000		General Electric Capital Corp	2.125	12/21/12	2,011,741
770,544		Overseas Private Investment Corp	3.420	01/15/15	798,476
5,883,664		Premier Aircraft Leasing	3.576	02/06/22	6,216,209
4,940,000		Private Export Funding Corp	3.550	04/15/13	5,138,800
3,125,000		Private Export Funding Corp	3.050	10/15/14	3,320,200
5,000,000		Private Export Funding Corp	2.125	07/15/16	5,198,560
8,560,000		Private Export Funding Corp	5.450	09/15/17	10,370,961
1,410,000		Private Export Funding Corp	2.250	12/15/17	1,472,329
3,295,000		Private Export Funding Corp	4.375	03/15/19	3,847,028
9,940,000		Private Export Funding Corp	4.300	12/15/21	11,533,540
1,336,746		Rowan Cos, Inc	3.525	05/01/20	1,395,911
2,849,941		Rowan Cos, Inc	3.158	07/15/21	2,946,240
2,865,268		San Clemente Leasing LLC	3.585	08/27/21	3,030,193
535,000		Totem Ocean Trailer Express, Inc	4.514	12/18/19	576,174
3,295,000		Western Corporate Federal Credit Union	1.750	11/02/12	3,336,270

		TOTAL AGENCY SECURITIES			105,232,207

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOREIGN GOVERNMENT BONDS - 6.9%
$3,955,000	g	Bank of Montreal	2.850%	06/09/15	$4,099,583
4,500,000	g	Bank of Montreal	2.625	01/25/16	4,645,197
750,000	g	Barbados Government International Bond	7.000	08/04/22	750,000
475,000		Brazilian Government International Bond	5.875	01/15/19	561,688
1,110,000		Brazilian Government International Bond	4.875	01/22/21	1,240,425
170,000		Brazilian Government International Bond	7.125	01/20/37	234,600
1,970,000		Brazilian Government International Bond	5.625	01/07/41	2,285,200
1,320,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	1,355,421
1,975,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	2,042,646
3,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	3,103,620
805,000		Chile Government International Bond	3.875	08/05/20	871,413
890,000		Colombia Government International Bond	4.375	07/12/21	956,750
1,000,000	g	Croatia Government International Bond	6.375	03/24/21	912,500
1,000,000	g	Dominican Republic International Bond	7.500	05/06/21	980,000
555,000		Eksportfinans ASA	5.000	02/14/12	551,964
1,135,000		Eksportfinans ASA	2.000	09/15/15	940,211
1,164,000	g	Eskom Holdings Ltd	5.750	01/26/21	1,184,370
395,000		European Investment Bank	4.875	02/15/36	431,120
3,625,000		Export Development Canada	2.250	05/28/15	3,801,944
279,000		Export-Import Bank of Korea	4.125	09/09/15	286,048
2,000,000		Export-Import Bank of Korea	3.750	10/20/16	2,005,320
1,425,000		Export-Import Bank of Korea	5.125	06/29/20	1,492,051
1,965,000		Export-Import Bank of Korea	4.375	09/15/21	1,942,259
300,000		Federative Republic of Brazil	6.000	01/17/17	350,250
285,278		Federative Republic of Brazil	8.000	01/15/18	333,775
875,000		Hungary Government International Bond	6.375	03/29/21	783,125
845,000		Italy Government International Bond	5.375	06/12/17	782,366
355,000		Italy Government International Bond	6.875	09/27/23	342,007
1,210,000	g	Korea Housing Finance Corp	3.500	12/15/16	1,218,855
515,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	526,618
1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,305,583
1,000,000	g	Lithuania Government International Bond	5.125	09/14/17	980,000
560,000	g	Lithuania Government International Bond	6.125	03/09/21	557,200
500,000		Mexico Government International Bond	6.750	09/27/34	651,250
2,500,000		Mexico Government International Bond	6.050	01/11/40	3,056,250
800,000	g	Namibia International Bonds	5.500	11/03/21	816,000
1,500,000	g	National Bank of Canada	1.650	01/30/14	1,515,837
1,500,000		Panama Government International Bond	5.200	01/30/20	1,698,750
100,000		Peruvian Government International Bond	7.125	03/30/19	125,750
450,000		Peruvian Government International Bond	7.350	07/21/25	596,250
1,500,000		Poland Government International Bond	3.875	07/16/15	1,525,950
1,250,000		Poland Government International Bond	6.375	07/15/19	1,384,375
2,833,000		Poland Government International Bond	5.125	04/21/21	2,882,578
720,000		Poland Government International Bond	5.000	03/23/22	723,600
1,945,000		Province of British Columbia Canada	2.850	06/15/15	2,060,644
1,320,000		Province of Manitoba Canada	2.125	04/22/13	1,346,352
10,000,000		Province of Manitoba Canada	1.375	04/28/14	10,163,619
4,500,000		Province of New Brunswick Canada	2.750	06/15/18	4,704,002
3,295,000		Province of Nova Scotia Canada	2.375	07/21/15	3,434,843

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,955,000		Province of Ontario Canada	4.100%	06/16/14	$4,249,786
4,015,000		Province of Ontario Canada	2.950	02/05/15	4,228,225
5,000,000		Province of Ontario Canada	1.600	09/21/16	4,984,604
1,975,000		Province of Ontario Canada	4.000	10/07/19	2,180,489
4,120,000		Province of Ontario Canada	4.400	04/14/20	4,694,324
1,715,000		Province of Quebec Canada	5.125	11/14/16	1,994,610
850,000		Province of Quebec Canada	4.625	05/14/18	977,320
3,955,000		Province of Quebec Canada	3.500	07/29/20	4,235,295
6,000,000		Province of Quebec Canada	2.750	08/25/21	5,993,321
620,000		Province of Quebec Canada	7.500	09/15/29	927,661
390,000	g	Qatar Government International Bond	4.000	01/20/15	408,135
1,000,000	g	Qatar Government International Bond	3.125	01/20/17	1,008,700
990,000		Qatar Government International Bond	5.250	01/20/20	1,086,525
1,000,000	g	Qatar Government International Bond	4.500	01/20/22	1,030,000
620,000	g	Qatar Government International Bond	6.400	01/20/40	728,500
700,000	g	Republic of El Salvador	7.750	01/24/23	759,500
1,200,000	g	Republic of Ghana	8.500	10/04/17	1,314,000
965,000		Republic of Hungary	6.250	01/29/20	868,500
925,000		Republic of Korea	5.750	04/16/14	1,003,074
1,500,000		Republic of Philippines	4.000	01/15/21	1,537,500
960,000	g	Republic of Serbia	7.250	09/28/21	933,600
750,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	753,750
800,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	825,320
240,000		South Africa Government International Bond	6.875	05/27/19	289,200
1,175,000		South Africa Government International Bond	5.500	03/09/20	1,316,000
500,000		South Africa Government International Bond	6.250	03/08/41	581,250
540,000	g	Sri Lanka Government International Bond	6.250	07/27/21	532,097
1,220,000		Svensk Exportkredit AB	5.125	03/01/17	1,359,161
2,970,000	g	Toronto-Dominion Bank	2.200	07/29/15	3,041,146
1,310,000		Turkey Government International Bond	5.125	03/25/22	1,251,050
1,200,000	g	Ukraine Government International Bond	6.250	06/17/16	1,053,000
227,000		United Mexican States	5.875	02/17/14	245,728
500,000		United Mexican States	5.950	03/19/19	594,250
1,032,000		United Mexican States	5.125	01/15/20	1,179,060

		TOTAL FOREIGN GOVERNMENT BONDS			139,704,840

MORTGAGE BACKED - 30.8%
3,863,567		Federal Home Loan Mortgage Corp (FHLMC) (Interest Only)	4.000	06/15/34	275,491
508,405	i	FHLMC	2.455	02/01/36	535,081
193,588	i	FHLMC	2.568	07/01/36	204,935
646,538	i	FHLMC	2.305	09/01/36	684,262
446,997	i	FHLMC	2.508	09/01/36	472,180
496,528	i	FHLMC	2.662	09/01/36	523,911
1,165,276	i	FHLMC	3.941	03/01/37	1,228,202
1,143,995	i	FHLMC	5.946	04/01/37	1,243,691
456,550	i	FHLMC	5.748	05/01/37	491,728
181,332	i	FHLMC	5.584	06/01/37	193,445
772,858	i	FHLMC	5.518	08/01/37	824,691
727,497	i	FHLMC	5.163	09/01/37	775,177
3,067,905		FHLMC	5.500	08/01/39	3,375,762
		Federal Home Loan Mortgage Corp Gold (FGLMC)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$15,933		FGLMC	7.500%	01/01/16	$16,338
1,665		FGLMC	7.500	05/01/16	1,807
1,968		FGLMC	7.500	06/01/16	2,126
707,447		FGLMC	4.500	09/01/18	761,267
811,760		FGLMC	4.500	01/01/19	876,559
1,061,536		FGLMC	4.500	05/01/19	1,131,346
364,051		FGLMC	4.500	01/01/20	387,992
531,850		FGLMC	5.000	05/01/20	575,610
135,966		FGLMC	4.500	07/01/20	146,309
16,759		FGLMC	7.000	10/01/20	19,184
1,706,598		FGLMC	4.500	06/01/21	1,817,762
2,970,768		FGLMC	4.500	06/01/21	3,164,277
1,318,605		FGLMC	4.000	07/01/24	1,384,292
449,056		FGLMC	4.500	09/01/24	476,131
3,000,000	h	FGLMC	5.000	01/15/26	3,214,688
1,141		FGLMC	6.500	10/01/28	1,308
29,213		FGLMC	6.500	01/01/29	33,472
5,397		FGLMC	6.500	03/01/29	6,184
37,058		FGLMC	6.500	07/01/29	42,462
3,602		FGLMC	8.000	01/01/31	4,330
34,023		FGLMC	6.500	09/01/31	38,814
56,243		FGLMC	8.000	09/01/31	68,089
302,904		FGLMC	7.000	12/01/31	350,776
526,285		FGLMC	6.000	03/01/33	586,251
663,781		FGLMC	4.500	07/01/33	706,053
1,517,673		FGLMC	5.000	09/01/33	1,669,020
584,726		FGLMC	5.500	09/01/33	648,975
468,335		FGLMC	5.500	09/01/33	516,429
647,808		FGLMC	5.500	09/01/33	714,332
811,389		FGLMC	5.500	10/01/33	894,711
1,913,632		FGLMC	5.500	12/01/33	2,085,627
2,464,263		FGLMC	7.000	12/01/33	2,853,720
936,846		FGLMC	5.000	01/01/34	1,008,606
957,384		FGLMC	5.000	05/01/34	1,030,119
636,603		FGLMC	6.000	09/01/34	706,353
3,303,648		FGLMC	5.000	12/01/34	3,554,636
243,656		FGLMC	5.500	12/01/34	266,622
1,557,698		FGLMC	4.500	04/01/35	1,655,926
882,410		FGLMC	6.000	05/01/35	976,748
1,000,732		FGLMC	7.000	05/01/35	1,158,890
272,849		FGLMC	6.000	07/01/35	301,294
144,224		FGLMC	5.500	08/01/35	157,277
290,502		FGLMC	5.000	10/01/35	312,573
342,195		FGLMC	5.000	02/01/36	368,192
75,600		FGLMC	6.500	05/01/36	85,112
518,598		FGLMC	6.500	10/01/36	583,846
1,633,049		FGLMC	5.500	04/01/37	1,774,213
1,109,587		FGLMC	6.000	08/01/37	1,227,693
440,284		FGLMC	6.000	09/01/37	487,149
79,923		FGLMC	6.500	11/01/37	89,678
1,376,157		FGLMC	5.000	04/01/38	1,494,039
3,198,959		FGLMC	4.500	05/01/39	3,392,687

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$567,275		FGLMC	4.000%	06/01/39	$595,831
963,938		FGLMC	5.000	07/01/39	1,036,870
4,885,687		FGLMC	4.500	11/01/40	5,286,909
5,480,335		FGLMC	4.500	12/01/40	5,916,690
18,000,000	h	FGLMC	4.500	01/15/41	19,071,561
7,000,000	h	FGLMC	5.000	01/15/41	7,521,718
7,021		Federal National Mortgage Association (FNMA)	5.000	06/01/13	7,340
1,190,701		FNMA	4.440	07/01/13	1,229,013
3,460		FNMA	6.000	09/01/13	3,578
1,166,382		FNMA	4.754	10/01/13	1,179,891
2,903		FNMA	6.500	12/01/13	3,013
924,673		FNMA	4.778	02/01/14	969,519
4,648		FNMA	6.000	06/01/14	5,018
3,501,897		FNMA	4.640	11/01/14	3,748,147
1,065,710		FNMA	4.855	03/01/16	1,088,902
14,466		FNMA	6.500	10/01/16	15,847
105,856		FNMA	6.500	11/01/16	115,958
71,660		FNMA	6.500	04/01/17	78,745
245,972		FNMA	5.000	12/01/17	265,672
1,039,951		FNMA	5.500	04/01/18	1,132,342
95,412		FNMA	5.500	04/01/18	104,515
53,548		FNMA	5.500	05/01/18	58,657
411,357		FNMA	4.500	10/01/18	440,462
1,004,787		FNMA	5.000	11/01/18	1,085,263
54,839		FNMA	6.000	01/01/19	60,410
125,170		FNMA	4.500	05/01/19	133,948
339,289		FNMA	4.500	06/01/19	363,083
239,798		FNMA	5.000	03/01/20	259,004
164,420		FNMA	4.500	11/01/20	175,950
434,045		FNMA	5.000	12/01/20	469,216
366,772		FNMA	5.000	03/01/21	396,148
285,549		FNMA	5.500	08/01/21	310,204
361,834		FNMA	4.500	06/01/23	386,078
801,012		FNMA	5.000	07/01/23	862,163
729,087		FNMA	5.000	07/01/23	784,747
210,958		FNMA	5.000	11/01/23	231,171
179,558		FNMA	5.500	02/01/24	197,183
481,495		FNMA	4.000	05/01/24	507,964
100,249		FNMA	5.500	07/01/24	109,964
1,547		FNMA	8.000	07/01/24	1,827
291,778		FNMA	4.500	08/01/24	311,146
2,403,838		FNMA	4.000	09/01/24	2,535,983
4,000,000	h	FNMA	4.500	01/25/25	4,263,750
1,235,671		FNMA	5.000	03/01/25	1,350,979
2,687,322		FNMA	5.000	10/01/25	2,928,016
5,000,000	h	FNMA	4.000	01/25/26	5,272,656
3,000,000	h	FNMA	3.000	01/25/27	3,097,969
1,415		FNMA	7.500	01/01/29	1,671
3,444		FNMA	6.500	04/01/29	3,937
12,228		FNMA	7.500	07/01/29	12,784
1,080		FNMA	7.500	07/01/29	1,083

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$601		FNMA	7.500%	02/01/31	$641
5,751		FNMA	7.500	03/01/31	6,865
3,970		FNMA	7.500	05/01/31	4,744
4,009		FNMA	6.500	09/01/31	4,563
889		FNMA	6.500	10/01/31	1,012
33,697		FNMA	6.500	11/01/31	38,353
80,980		FNMA	6.000	01/01/32	90,270
576,260		FNMA	6.500	07/01/32	654,435
270,006		FNMA	5.500	01/01/33	295,160
101,499		FNMA	5.000	02/01/33	109,765
862,469		FNMA	4.500	03/25/33	916,564
387,907		FNMA	5.000	08/01/33	419,498
408,771		FNMA	5.000	10/01/33	442,061
325,993		FNMA	5.000	10/01/33	352,542
360,195		FNMA	5.000	03/01/34	389,530
170,989		FNMA	5.000	03/01/34	184,915
129,373		FNMA	5.000	03/01/34	139,909
110,655		FNMA	5.000	03/01/34	119,667
1,022,023		FNMA	5.000	04/01/34	1,105,258
3,132,392		FNMA	5.000	08/01/34	3,396,490
421,682		FNMA	6.000	11/01/34	468,609
126,359		FNMA	6.000	12/01/34	140,639
935,683		FNMA	6.000	05/01/35	1,038,154
16,831		FNMA	7.500	06/01/35	18,700
110,163		FNMA	5.500	10/01/35	121,907
196,395		FNMA	5.000	11/01/35	211,347
903,562	i	FNMA	2.395	02/01/36	949,867
158,342		FNMA	5.000	02/01/36	169,555
243,180		FNMA	5.000	02/01/36	260,401
723,264		FNMA	6.500	02/01/36	815,957
398,759	i	FNMA	2.385	07/01/36	418,066
440,399		FNMA	6.500	09/01/36	495,740
122,043		FNMA	7.000	02/01/37	139,393
373,645		FNMA	6.500	03/01/37	420,597
830,402		FNMA	7.000	04/01/37	948,451
336,161		FNMA	6.500	08/01/37	377,877
1,211,729		FNMA	6.500	08/01/37	1,358,315
694,577		FNMA	6.000	09/01/37	777,951
612,025		FNMA	6.000	09/01/37	685,490
1,072,647		FNMA	6.500	09/01/37	1,202,408
1,639,366	i	FNMA	5.895	10/01/37	1,757,427
288,655		FNMA	7.000	11/01/37	329,690
133,253		FNMA	6.500	01/01/38	149,165
27,511		FNMA	6.500	03/01/38	30,762
493,666	i	FNMA	4.930	10/01/38	526,837
52,000,000	h	FNMA	4.000	01/25/40	54,624,377
17,000,000	h	FNMA	4.500	01/25/40	18,089,063
42,000,000	h	FNMA	5.000	01/25/40	45,373,124
81,000,000	h	FNMA	5.500	01/25/40	88,201,401
56,000,000	h	FNMA	6.000	01/25/40	61,661,252
10,000,000	h	FNMA	6.500	01/25/40	11,126,562
5,000,000		FNMA	4.000	02/25/40	5,299,405

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$6,314,292		FNMA	4.500%	09/01/40	$6,724,593
10,924,981		FNMA	4.500	09/01/40	11,634,885
956,020		FNMA	4.000	11/01/40	1,005,190
5,042,529		FNMA	4.500	11/01/40	5,370,192
3,000,000	h	FNMA	3.500	01/25/41	3,085,313
242		Government National Mortgage Association (GNMA)	7.000	01/15/28	282
1,927		GNMA	7.000	02/15/28	2,245
2,034		GNMA	7.000	06/15/28	2,370
1,923		GNMA	7.000	06/15/28	2,241
21,830		GNMA	6.500	09/15/28	25,308
5,099		GNMA	6.500	09/15/28	5,912
12,764		GNMA	6.500	11/15/28	14,798
3,484		GNMA	7.500	11/15/28	3,914
620		GNMA	8.500	07/15/30	633
19,408		GNMA	8.500	10/15/30	21,224
15,128		GNMA	8.500	10/20/30	18,521
2,272		GNMA	8.500	12/15/30	2,760
3,555		GNMA	7.000	06/20/31	4,159
2,150		GNMA	6.500	07/15/31	2,492
14,569		GNMA	7.000	07/15/31	17,099
7,717		GNMA	7.000	07/15/31	9,057
10,166		GNMA	7.500	02/15/32	10,509
1,862		GNMA	6.500	03/15/33	2,130
360,311		GNMA	5.500	07/15/33	406,758
901,338		GNMA	5.500	09/15/33	1,023,441
305,033		GNMA	5.500	02/20/35	344,277
2,051,163		GNMA	5.500	05/20/35	2,313,135
730,390		GNMA	5.500	02/20/36	823,674
126,016		GNMA	6.000	10/20/36	142,855
132,590		GNMA	6.000	01/20/37	150,307
434,304		GNMA	6.000	02/20/37	491,659
292,753		GNMA	5.500	07/15/38	328,844
1,123,709		GNMA	5.500	07/20/38	1,261,258
17,611		GNMA	6.000	08/15/38	19,960
409,925		GNMA	6.000	08/20/38	463,421
380,193		GNMA	6.500	11/20/38	433,574
1,666,516		GNMA	5.000	06/15/39	1,858,739
1,931,439		GNMA	4.500	07/20/39	2,112,752
754,144		GNMA	4.000	08/15/39	810,209
28,000,000	h	GNMA	4.500	01/15/40	30,506,873
15,000,000	h	GNMA	5.000	01/15/40	16,614,843
9,000,000	h	GNMA	5.500	01/15/40	10,101,094
839,767		GNMA	4.000	10/15/40	904,167
33,000,000	h	GNMA	4.000	01/15/41	35,397,654
6,000,000	h	GNMA	6.000	01/15/41	6,791,250
13,000,000	h	GNMA	5.000	01/20/41	14,373,124
3,000,000	h	GNMA	3.500	01/15/42	3,133,125
17,000,000	h	GNMA	4.500	01/20/42	18,514,060
2,573,461		GNMA	6.500	01/15/44	2,850,549

		TOTAL MORTGAGE BACKED			619,645,105

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MUNICIPAL BONDS - 1.0%
$445,000		Charlotte-Mecklenburg Hospital Authority	5.000%	08/01/15	$483,955
10,820,000		City of New York, NY	5.817	10/01/31	11,902,542
1,655,000		Grant County Public Utility District No 2	5.630	01/01/27	1,873,079
2,470,000		State of California	7.625	03/01/40	3,038,965
2,505,000		State of Illinois	6.725	04/01/35	2,602,419

		TOTAL MUNICIPAL BONDS			19,900,960

U.S. TREASURY SECURITIES - 13.4%
1,566,000		United States Treasury Bond	8.000	11/15/21	2,447,609
1,975,000		United States Treasury Bond	6.375	08/15/27	2,993,667
17,920,000		United States Treasury Bond	5.250	02/15/29	24,757,591
19,004,000		United States Treasury Bond	5.375	02/15/31	27,086,629
76,000		United States Treasury Bond	4.500	02/15/36	99,453
4,665,000		United States Treasury Bond	3.500	02/15/39	5,247,397
1,555,000		United States Treasury Bond	4.375	05/15/41	2,026,117
29,050,000	d	United States Treasury Note	1.000	04/30/12	29,140,782
1,925,000		United States Treasury Note	1.375	10/15/12	1,943,724
1,525,000		United States Treasury Note	0.625	01/31/13	1,532,447
125,000		United States Treasury Note	0.125	08/31/13	124,780
2,985,000	r	United States Treasury Note	3.125	08/31/13	3,127,253
615,000		United States Treasury Note	0.500	10/15/13	617,667
2,840,000		United States Treasury Note	0.250	10/31/13	2,840,443
10,000,000		United States Treasury Note	0.125	12/31/13	9,975,000
7,570,000		United States Treasury Note	2.250	05/31/14	7,919,522
4,755,000		United States Treasury Note	2.625	06/30/14	5,025,441
1,861,000		United States Treasury Note	2.375	08/31/14	1,960,448
330,000		United States Treasury Note	0.250	09/15/14	329,175
6,272,000		United States Treasury Note	0.500	10/15/14	6,297,972
4,600,000		United States Treasury Note	0.375	11/15/14	4,602,875
5,000		United States Treasury Note	2.250	03/31/16	5,333
2,935,000		United States Treasury Note	1.000	08/31/16	2,967,103
60,556,000		United States Treasury Note	0.875	11/30/16	60,740,515
10,000,000		United States Treasury Note	1.375	11/30/18	10,034,380
11,000,000		United States Treasury Note	1.375	12/31/18	11,020,625
44,000		United States Treasury Note	2.625	11/15/20	47,369
10,999,000		United States Treasury Note	2.000	11/15/21	11,124,455
20,037,000		United States Treasury Note	3.750	08/15/41	23,565,395
9,000,000		United States Treasury Note	3.125	11/15/41	9,428,904

		TOTAL U.S. TREASURY SECURITIES			269,030,071

		TOTAL GOVERNMENT BONDS			1,153,513,183
		(Cost $1,109,367,658)

STRUCTURED ASSETS - 7.0%

ASSET BACKED - 1.7%
1,410,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	1,419,719
		Series - 2010 3 (Class C)
650,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	645,499
		Series - 2011 1 (Class C)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000	g,i,m	ARTS Ltd	0.796%	06/15/13	$142,500
		Series - 2005 BA (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
350,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	353,964
		Series - 2010 5A (Class A)
478,798	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	107,371
		Series - 2004 2 (Class 1B)
478,798	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	256,521
		Series - 2004 2 (Class 1M1)
485,538		CIT Group Home Equity Loan Trust	6.200	02/25/30	484,184
		Series - 2002 1 (Class AF6)
240,821		Citicorp Mortgage Securities, Inc	5.706	07/25/36	241,218
		Series - 2006 1 (Class A3)
669,435	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	656,723
		Series - 2006 15 (Class A2)
85,556	i	Countrywide Home Equity Loan Trust	0.498	02/15/29	55,228
		Series - 2004 B (Class 1A)
560,060	g	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	537,538
		Series - 2007 MX1 (Class A1)
6,410,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	6,033,766
		Series - 2011 LC1A (Class C)
2,502,709	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	2,348,594
		Series - 2007 1A (Class AF3)
93,372		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	92,662
		Series - 2006 HLTV (Class A3)
890,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	715,359
		Series - 2006 HLTV (Class A4)
3,000,000	i	Gulf Stream Compass CLO Ltd	0.877	05/15/17	2,730,000
		Series - 2005 1X (Class B)
3,639,802		Lehman XS Trust	6.500	06/25/46	2,056,073
		Series - 2006 13 (Class 2A1)
556,424	i	Long Beach Mortgage Loan Trust	0.794	02/25/35	548,413
		Series - 2005 1 (Class M1)
148,113	i	Morgan Stanley ABS Capital I	0.334	01/25/37	145,386
		Series - 2007 HE2 (Class A2A)
481,003	i	Park Place Securities, Inc	1.239	09/25/34	425,800
		Series - 2004 WHQ1 (Class M1)
3,785,588	i	Residential Asset Mortgage Products, Inc	0.914	11/25/34	3,461,753
		Series - 2004 RS11 (Class M1)
126,683	i	Residential Asset Securities Corp	6.489	10/25/30	115,273
		Series - 2001 KS2 (Class AI6)
449,817	i	Residential Asset Securities Corp	0.724	04/25/35	393,631
		Series - 2005 KS3 (Class M3)
60,884		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	60,432
		Series - 2006 HI5 (Class A2)
1,655,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	1,393,225
		Series - 2006 HI5 (Class A3)
1,060,973		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	960,231
		Series - 2006 HI3 (Class A3)
185,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	140,342
		Series - 2006 HI1 (Class M2)
3,115,615		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	2,778,671
		Series - 2006 HI4 (Class A3)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,279,976	i	Securitized Asset Backed Receivables LLC Trust	0.444%	03/25/36	$1,238,549
		Series - 2006 NC2 (Class A2)
850,000	g	SLM Student Loan Trust	3.740	02/15/29	829,542
		Series - 2011 B (Class A2)
735,583	i	Soundview Home Equity Loan Trust	0.404	10/25/36	721,990
		Series - 2006 EQ1 (Class A2)
478,315	i	Structured Asset Investment Loan Trust	0.694	05/25/35	456,647
		Series - 2005 4 (Class M1)
356,560	g,i	Wachovia Loan Trust	0.654	05/25/35	275,937
		Series - 2005 SD1 (Class A)
509,795	i	Wells Fargo Home Equity Trust	0.434	07/25/36	443,157
		Series - 2006 2 (Class A3)
565,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	624,062
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			33,889,961

OTHER MORTGAGE BACKED - 5.3%
645,000	i	Banc of America Commercial Mortgage, Inc	4.767	07/10/43	589,738
		Series - 2005 3 (Class AJ)
2,500,000	g,i	Banc of America Commercial Mortgage, Inc	5.317	07/10/43	2,077,935
		Series - 2005 2 (Class E)
3,737,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	3,836,696
		Series - 2006 4 (Class AM)
412,392	g,i	Banc of America Large Loan, Inc	0.538	03/15/22	403,649
		Series - 2005 MIB1 (Class B)
181,665	g,i	Banc of America Large Loan, Inc	0.588	03/15/22	173,272
		Series - 2005 MIB1 (Class C)
184,000	g,i	Banc of America Large Loan, Inc	0.638	03/15/22	173,659
		Series - 2005 MIB1 (Class D)
152,000	g,i	Banc of America Large Loan, Inc	0.678	03/15/22	141,938
		Series - 2005 MIB1 (Class E)
134,929		Bank of America Alternative Loan Trust	5.500	09/25/19	134,670
		Series - 2004 8 (Class 3A1)
664,047		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	592,935
		Series - 2005 AC2 (Class 1A)
630,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	691,372
		Series - 2006 PW14 (Class A4)
1,050,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	1,075,929
		Series - 2006 PW13 (Class AM)
1,070,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	1,117,276
		Series - 2006 T24 (Class AM)
1,290,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	1,379,156
		Series - 2004 T16 (Class A6)
260,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	286,290
		Series - 2007 PW17 (Class A4)
430,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	475,516
		Series - 2007 PW18 (Class A4)
4,628,000	g	Commercial Mortgage Pass Through Certificates	4.305	12/10/12	4,616,421
		Series - 2011 STRT (Class B)
3,175,000	g	Commercial Mortgage Pass Through Certificates	4.755	12/10/12	3,151,185
		Series - 2011 STRT (Class C)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,260,000	i	Commercial Mortgage Pass Through Certificates	5.650%	12/10/49	$2,207,638
		Series - 2007 C9 (Class AM)
878,441		Countrywide Alternative Loan Trust	5.500	08/25/16	877,830
		Series - 2004 30CB (Class 1A15)
823,526		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	777,312
		Series - 2005 6 (Class 1A10)
454,280		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	431,504
		Series - 2005 12 (Class 1A5)
251,854		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	251,020
		Series - 2005 J3 (Class 1A1)
580,570	g,i	Credit Suisse Mortgage Capital Certificates	0.458	04/15/22	524,263
		Series - 2007 TF2A (Class A1)
1,050,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	998,988
		Series - 2009 RR1 (Class A3C)
580,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	591,821
		Series - 2003 C3 (Class B)
1,210,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	1,324,603
		Series - 2005 C5 (Class A4)
780,076	i	GMAC Mortgage Corp Loan Trust	4.557	10/19/33	798,728
		Series - 2003 AR1 (Class A5)
7,970,000	i	Greenwich Capital Commercial Funding Corp	5.882	07/10/38	8,086,354
		Series - 2006 GG7 (Class AM)
1,380,000	g	GS Mortgage Securities Corp II	5.148	08/10/43	1,296,055
		Series - 2010 C1 (Class B)
795,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	719,217
		Series - 2010 C2 (Class C)
1,170,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	1,186,160
		Series - 2010 C2 (Class B)
328,413	i	GSR Mortgage Loan Trust	2.765	01/25/36	308,438
		Series - 2006 AR1 (Class 2A2)
180,000	g,i	HVB Mortgage Capital Corp	2.326	09/10/22	173,886
		Series - 2003 FL1A (Class J)
234,612	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.458	02/15/20	230,055
		Series - 2006 FL1A (Class A2)
4,555,739	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.598	02/15/20	4,269,064
		Series - 2006 FL1A (Class D)
230,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.075	11/15/43	223,868
		Series - 2010 C2 (Class B)
405,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.528	11/15/43	390,033
		Series - 2010 C2 (Class C)
8,445,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	8,597,060
		Series - 2006 LDP8 (Class AM)
1,010,000	g,i,m	JP Morgan Chase Commercial Mortgage Securities Corp	5.251	07/15/46	861,843
		Series - 2011 C4 (Class C)
2,060,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	2,184,634
		Series - 2006 LDP9 (Class A3)
2,795,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.817	06/15/49	2,970,322
		Series - 2007 LD11 (Class A4)
322,289	i	JP Morgan Mortgage Trust	4.307	04/25/35	320,987
		Series - 2005 A2 (Class 5A1)
520,000		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	555,520
		Series - 2005 C1 (Class A4)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$810,000	i	LB-UBS Commercial Mortgage Trust	5.150%	04/15/30	$869,564
		Series - 2005 C2 (Class A5)
1,976,000		LB-UBS Commercial Mortgage Trust	5.455	02/15/40	1,972,710
		Series - 2007 C1 (Class AM)
547,040		MASTER Asset Securitization Trust	5.000	05/25/35	544,030
		Series - 2005 1 (Class 2A5)
571,063	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	598,837
		Series - 2005 CIP1 (Class AM)
925,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.430	02/12/39	1,017,644
		Series - 2006 1 (Class A4)
1,945,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.172	12/12/49	2,093,917
		Series - 2006 4 (Class A3)
550,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	459,911
		Series - 2011 C1 (Class D)
2,675,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	2,363,980
		Series - 2011 C1 (Class C)
415,000	i	Morgan Stanley Capital I	5.544	11/12/49	429,292
		Series - 2007 T25 (Class AM)
2,000,000	i	Nomura Asset Securities Corp	7.070	03/15/30	2,094,662
		Series - 1998 D6 (Class A2)
1,060,000	g,i	RBSCF Trust	4.673	04/15/24	972,540
		Series - 2010 MB1 (Class D)
1,378,210		Residential Accredit Loans, Inc	6.000	06/25/36	797,402
		Series - 2006 QS7 (Class A3)
2,891,176	i	Residential Accredit Loans, Inc	0.484	05/25/46	1,419,623
		Series - 2006 QO5 (Class 2A1)
903,135	i	Residential Funding Mortgage Securities I, Inc	2.886	08/25/35	733,625
		Series - 2005 SA3 (Class 2A1)
213,785	i	Structured Adjustable Rate Mortgage Loan Trust	0.674	03/25/35	202,905
		Series - 2005 6XS (Class A3)
261,184	i	Wachovia Bank Commercial Mortgage Trust	4.957	08/15/35	261,984
		Series - 2003 C6 (Class A3)
600,000		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	606,390
		Series - 2007 C30 (Class A3)
11,000,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	11,595,506
		Series - 2007 C30 (Class A5)
3,460,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	2,882,038
		Series - 2007 C30 (Class AM)
4,950,000	i	Wachovia Bank Commercial Mortgage Trust	5.970	06/15/45	5,127,195
		Series - 2006 C26 (Class AM)
505,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	486,774
		Series - 2007 C34 (Class AM)
1,200,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	1,266,098
		Series - 2007 C31 (Class A5)
1,765,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	1,745,052
		Series - 2006 C29 (Class AM)
4,135,000	i	Wachovia Bank Commercial Mortgage Trust	5.368	11/15/48	2,618,476
		Series - 2006 C29 (Class AJ)

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,025,000	i	Wachovia Bank Commercial Mortgage Trust	5.899%	02/15/51	$1,109,800
		Series - 2007 C33 (Class A4)
558,767		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	561,103
		Series - 2005 2 (Class 1A1)

		TOTAL OTHER MORTGAGE BACKED			106,905,898

		TOTAL STRUCTURED ASSETS			140,795,859
		(Cost $145,013,426)

		TOTAL BONDS			1,955,964,169
		(Cost $1,892,178,487)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
79,857		Federal Home Loan Mortgage Corp	8.375	12/30/49	106,210
231,458		Federal National Mortgage Association	8.250	12/30/49	319,412

		TOTAL BANKS			425,622

		TOTAL PREFERRED STOCKS			425,622
		(Cost $7,782,875)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 23.9%

GOVERNMENT AGENCY DEBT - 3.1%
$20,000,000	d	Federal Home Loan Bank (FHLB)	0.009	02/01/12	19,999,569
3,870,000	d	FHLB	0.009	02/24/12	3,869,942
13,900,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.043	04/16/12	13,899,194
17,000,000	d	FHLMC	0.062	05/21/12	16,998,691
8,425,000	d	Federal National Mortgage Association (FNMA)	0.013	03/08/12	8,424,697

		TOTAL GOVERNMENT AGENCY DEBT			63,192,093

TREASURY DEBT - 20.8%
42,590,000	d	United States Treasury Bill	0.012-0.014	03/01/12	42,588,765
1,400,000	d	United States Treasury Bill	0.024	03/29/12	1,399,933
75,000,000	d	United States Treasury Bill	0.020-0.027	04/12/12	74,996,325
27,900,000	d	United States Treasury Bill	0.020-0.022	04/19/12	27,898,354
50,000,000	d	United States Treasury Bill	0.016	05/03/12	49,995,800
15,000,000		United States Treasury Bill	0.020	05/17/12	14,998,035
20,000,000	d	United States Treasury Bill	0.034	05/24/12	19,997,040
96,000,000	d	United States Treasury Bill	0.020-0.026	05/31/12	95,984,063
16,500,000	d	United States Treasury Bill	0.030	06/07/12	16,496,783
22,300,000	d	United States Treasury Bill	0.038	06/14/12	22,294,960
50,000,000	d	United States Treasury Bill	0.022	06/28/12	49,985,250

		TOTAL TREASURY DEBT			416,635,308

TIAA-CREF FUNDS – Bond Fund

	ISSUER	VALUE

	TOTAL SHORT-TERM INVESTMENTS	$479,827,401
	(Cost $479,821,668)

	TOTAL INVESTMENTS - 121.1%	2,436,217,192
	(Cost $2,379,783,030)
	OTHER ASSETS & LIABILITIES, NET - (21.1)%	(423,903,999)

	NET ASSETS - 100.0%	$2,012,313,193

	Abbreviation(s):
	ABS Asset-Based Security
	REIT Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2011, the total value of these securities amounted to $250,006,786 or 12.4% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
n	In default.
r	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.

TIAA-CREF FUNDS – Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 3.1%

AUTOMOBILES & COMPONENTS - 0.2%
$1,902,769		Delphi Automotive LLP	3.500%	05/17/17	$1,893,256

		TOTAL AUTOMOBILES & COMPONENTS			1,893,256

CAPITAL GOODS - 0.2%
1,984,975	i	TransDigm, Inc	4.000	02/14/17	1,966,376

		TOTAL CAPITAL GOODS			1,966,376

CONSUMER SERVICES - 0.5%
3,360,873	i	Burger King Corp	4.500	10/30/16	3,293,656
1,859,673		DineEquity, Inc	4.250	10/19/17	1,830,234

		TOTAL CONSUMER SERVICES			5,123,890

DIVERSIFIED FINANCIALS - 0.4%
2,225,124	i	Pinafore LLC	4.250	09/21/16	2,214,466
1,985,000	i	TransUnion LLC	4.750	02/10/18	1,975,909

		TOTAL DIVERSIFIED FINANCIALS			4,190,375

FOOD & STAPLES RETAILING - 0.3%
3,482,500	i	Del Monte Foods Co	4.500	02/15/18	3,299,668

		TOTAL FOOD & STAPLES RETAILING			3,299,668

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
783,623	i	Fresenius US Finance I, Inc	3.500	09/10/14	779,705
2,179,454	i	Fresenius US Finance I, Inc	3.500	09/10/14	2,168,557
3,000,000	i	HCA, Inc	3.619	05/01/18	2,836,499

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,784,761

MATERIALS - 0.3%
2,990,893	i	Ashland, Inc	3.750	05/31/18	2,995,379

		TOTAL MATERIALS			2,995,379

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
1,995,000	i	Capsugel	5.250	08/15/18	1,995,319
1,731,515	i	NBTY, Inc	4.250	10/01/17	1,709,871

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,705,190

RETAILING - 0.1%
1,000,000	i	Academy Ltd	6.000	07/18/18	988,470

		TOTAL RETAILING			988,470

SOFTWARE & SERVICES - 0.1%
982,514	i,m	IMS Health, Inc	4.500	02/26/16	978,525

		TOTAL SOFTWARE & SERVICES			978,525

		TOTAL BANK LOAN OBLIGATIONS			30,925,890
		(Cost $31,419,472)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 92.7%

CORPORATE BONDS - 36.5%

AUTOMOBILES & COMPONENTS - 0.3%
$1,000,000	g	Chrysler Group	8.000%	06/15/19	$915,000
1,000,000	g	Delphi Corp	5.875	05/15/19	1,020,000
500,000		Ford Motor Co	7.450	07/16/31	600,000
500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	511,946

		TOTAL AUTOMOBILES & COMPONENTS			3,046,946

BANKS - 4.6%
610,000	g	Akbank TAS	5.125	07/22/15	591,700
500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.875	09/25/17	472,500
500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	440,000
2,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	1,981,113
750,000	g	Banco de Bogota S.A.	5.000	01/15/17	755,948
1,340,000	g	Banco de Credito del Peru	4.750	03/16/16	1,336,650
750,000		Banco de Oro Unibank, Inc	3.875	04/22/16	726,605
750,000		Banco do Brasil S.A.	3.875	01/23/17	741,750
500,000	g	Banco do Brasil S.A.	5.875	01/26/22	500,500
715,000		BanColombia S.A.	5.950	06/03/21	717,681
235,000		Bank of America Corp	4.875	01/15/13	235,952
25,000		Bank of America Corp	4.900	05/01/13	25,020
500,000		Bank of America Corp	3.625	03/17/16	460,891
3,000,000		Bank of America Corp	3.750	07/12/16	2,777,756
650,000		Bank of America Corp	5.300	03/15/17	586,242
25,000		Bank of America Corp	6.000	09/01/17	24,416
350,000		Bank of America Corp	5.750	12/01/17	330,582
100,000		Bank of America Corp	5.000	05/13/21	91,084
375,000		Bank of New York Mellon Corp	4.300	05/15/14	402,356
275,000		Bank of New York Mellon Corp	5.450	05/15/19	313,496
1,450,000	g	Bank of Nova Scotia	1.450	07/26/13	1,466,787
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,498,177
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,833,849
150,000		BB&T Corp	3.850	07/27/27	152,447
250,000		Capital One Bank USA NA	8.800	07/15/19	285,998
350,000		Capital One Capital V	8.875	05/15/40	363,262
575,000		Capital One Financial Corp	3.150	07/15/16	577,460
625,000		Citigroup, Inc	6.000	12/13/13	646,724
285,000		Citigroup, Inc	5.000	09/15/14	282,067
50,000		Citigroup, Inc	4.750	05/19/15	50,638
4,550,000		Citigroup, Inc	3.953	06/15/16	4,534,315
300,000		Citigroup, Inc	6.125	05/15/18	319,307
395,000		Citigroup, Inc	5.375	08/09/20	406,167
525,000		Citigroup, Inc	6.875	03/05/38	576,772
275,000		Citigroup, Inc	8.125	07/15/39	336,691
2,700,000	g	Depfa ACS Bank	5.125	03/16/37	1,930,146

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Deutsche Bank AG	3.875%	08/18/14	$254,319
345,000		Discover Bank	7.000	04/15/20	360,962
200,000		First Horizon National Corp	5.375	12/15/15	202,451
250,000		Golden West Financial Corp	4.750	10/01/12	256,737
500,000	g	HSBC Bank plc	4.125	08/12/20	493,382
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	252,860
335,000		JPMorgan Chase & Co	5.125	09/15/14	353,191
3,618,000		JPMorgan Chase & Co	3.150	07/05/16	3,634,931
1,250,000		JPMorgan Chase & Co	4.350	08/15/21	1,262,384
475,000		JPMorgan Chase & Co	5.500	10/15/40	492,199
750,000		JPMorgan Chase & Co	5.400	01/06/42	782,689
250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	235,157
500,000		Regions Financial Corp	6.375	05/15/12	501,250
500,000	g	Shinhan Bank	4.125	10/04/16	503,423
500,000	i	Shinhan Bank	5.663	03/02/35	489,126
500,000	g,i	Standard Chartered plc	6.409	12/30/49	407,191
450,000		State Street Corp	4.300	05/30/14	481,622
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	130,435
750,000	g	Turkiye Garanti Bankasi AS.	6.250	04/20/21	714,375
100,000		Union Bank of California NA	5.950	05/11/16	108,220
125,000		USB Capital XIII Trust	6.625	12/15/39	126,995
375,000		Wachovia Bank NA	4.800	11/01/14	394,053
350,000		Wachovia Bank NA	5.850	02/01/37	366,298
650,000		Wells Fargo & Co	2.625	12/15/16	649,604
1,850,000		Wells Fargo Bank NA	4.750	02/09/15	1,930,085
200,000		Zions Bancorporation	7.750	09/23/14	212,058

		TOTAL BANKS			47,369,046

CAPITAL GOODS - 2.1%
1,000,000		Alliant Techsystems, Inc	6.750	04/01/16	1,025,000
250,000		Alliant Techsystems, Inc	6.875	09/15/20	255,000
100,000		Black & Decker Corp	8.950	04/15/14	115,486
1,200,000		Caterpillar, Inc	1.375	05/27/14	1,214,028
780,000		Caterpillar, Inc	5.200	05/27/41	934,279
825,000	g	China Liansu Group Holdings Ltd	7.875	05/13/16	684,750
150,000		CRH America, Inc	4.125	01/15/16	149,761
1,600,000		Danaher Corp	1.300	06/23/14	1,622,987
750,000	g	Empresas ICA SAB de C.V.	8.900	02/04/21	671,250
75,000		General Electric Co	5.250	12/06/17	86,082
265,000		Goodrich Corp	6.125	03/01/19	322,302
500,000		Harsco Corp	5.125	09/15/13	533,293
837,500	g	Huntington Ingalls	6.875	03/15/18	820,750
750,000	g	Hyva Global BV	8.625	03/24/16	618,750
1,900,000	g	Kinetic Concepts, Inc	10.500	11/01/18	1,861,999
630,000	g	Myriad International Holding BV	6.375	07/28/17	670,950
500,000		Seagate HDD Cayman	6.875	05/01/20	513,750
1,420,000	g	Seagate HDD Cayman	7.000	11/01/21	1,455,501
947,000	g	Sealed Air Corp	8.125	09/15/19	1,036,965
947,000	g	Sealed Air Corp	8.375	09/15/21	1,046,435
370,000	g	Sigma Alimentos S.A.	5.625	04/14/18	377,400
1,000,000		SPX Corp	6.875	09/01/17	1,080,000
972,000		Tomkins LLC	9.000	10/01/18	1,077,705

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		TransDigm, Inc	7.750%	12/15/18	$537,500
145,000		Tyco International Finance S.A.	4.125	10/15/14	154,540

		TOTAL CAPITAL GOODS			18,866,463

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
750,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	779,250
500,000		Corrections Corp of America	7.750	06/01/17	542,500
670,000		Republic Services, Inc	3.800	05/15/18	694,016
375,000		Republic Services, Inc	6.200	03/01/40	453,329
365,000	g	VIP Finance Ireland Ltd	6.493	02/02/16	341,731
335,000		Waste Management, Inc	6.125	11/30/39	410,935

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,221,761

CONSUMER DURABLES & APPAREL - 0.6%
500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	527,155
598,000	i	Hanesbrands, Inc	4.146	12/15/14	595,010
1,000,000		Hanesbrands, Inc	8.000	12/15/16	1,087,500
500,000		Hanesbrands, Inc	6.375	12/15/20	507,500
500,000		Phillips-Van Heusen Corp	7.375	05/15/20	542,500
400,000		Whirlpool Corp	8.000	05/01/12	408,926
1,100,000		Whirlpool Corp	8.600	05/01/14	1,227,740
150,000		Xerox Corp	4.500	05/15/21	152,020

		TOTAL CONSUMER DURABLES & APPAREL			5,048,351

CONSUMER SERVICES - 0.8%
795,000		Ameristar Casinos, Inc	7.500	04/15/21	818,850
1,000,000		DineEquity, Inc	9.500	10/30/18	1,073,750
1,000,000		Marina District Finance Co, Inc	9.500	10/15/15	935,000
1,000,000		Penn National Gaming, Inc	8.750	08/15/19	1,087,500
1,000,000		Speedway Motorsports, Inc	6.750	02/01/19	1,010,000
580,000	g	Transnet Ltd	4.500	02/10/16	587,366
1,000,000		Wendys	10.000	07/15/16	1,100,000
500,000		Wynn Las Vegas LLC	7.875	11/01/17	548,750

		TOTAL CONSUMER SERVICES			7,161,216

DIVERSIFIED FINANCIALS - 4.8%
675,000		Abbey National Treasury Services plc	4.000	04/27/16	605,578
600,000		American Express Co	8.125	05/20/19	775,723
1,000,000		American Express Credit Corp	5.875	05/02/13	1,051,155
250,000		American Express Credit Corp	2.800	09/19/16	251,225
225,000		Ameriprise Financial, Inc	5.300	03/15/20	242,114
500,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	501,875
750,000	g	Bangkok Bank PCL	4.800	10/18/20	746,071
500,000	g	Banque PSA Finance	3.375	04/04/14	482,247
250,000		Barclays Bank plc	5.200	07/10/14	257,705
500,000	g	BBVA Bancomer S.A.	4.500	03/10/16	490,000
500,000		BlackRock, Inc	3.500	12/10/14	533,913
1,350,000		BlackRock, Inc	4.250	05/24/21	1,411,341
750,000	g	CC Holdings GS V LLC	7.750	05/01/17	808,125
300,000		Countrywide Financial Corp	6.250	05/15/16	282,640
1,000,000		Credit Suisse	5.500	05/01/14	1,039,420
250,000		Credit Suisse	5.400	01/14/20	235,791

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Eaton Vance Corp	6.500%	10/02/17	$224,460
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,042,131
225,000		General Electric Capital Corp	2.800	01/08/13	229,275
850,000		General Electric Capital Corp	1.875	09/16/13	860,469
1,850,000		General Electric Capital Corp	5.500	06/04/14	2,011,042
475,000		General Electric Capital Corp	3.350	10/17/16	494,665
2,000,000		General Electric Capital Corp	5.300	02/11/21	2,137,903
265,000		General Electric Capital Corp	4.650	10/17/21	276,572
400,000		General Electric Capital Corp	6.875	01/10/39	479,213
500,000	i	Goldman Sachs Capital II	5.793	12/30/49	307,500
600,000		Goldman Sachs Group, Inc	5.450	11/01/12	610,187
600,000		Goldman Sachs Group, Inc	4.750	07/15/13	607,936
2,790,000		Goldman Sachs Group, Inc	3.625	02/07/16	2,695,761
175,000		Goldman Sachs Group, Inc	7.500	02/15/19	193,272
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	135,348
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	348,942
500,000		Goldman Sachs Group, Inc	6.250	02/01/41	490,515
1,000,000	g	Harley-Davidson Financial Services, Inc	3.875	03/15/16	1,035,912
1,165,000		HSBC Finance Corp	4.750	07/15/13	1,189,632
200,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	203,972
618,000	g	ICICI Bank Ltd	5.500	03/25/15	618,159
500,000	g	ICICI Bank Ltd	4.750	11/25/16	475,071
200,000	g	International Lease Finance Corp	6.500	09/01/14	204,500
150,000		International Lease Finance Corp	8.625	09/15/15	153,750
2,070,000		International Lease Finance Corp	5.750	05/15/16	1,920,011
115,000	g	Inversiones CMPC S.A.	4.750	01/19/18	119,975
2,000,000		Jefferies Group, Inc	5.125	04/13/18	1,760,000
100,000		Jefferies Group, Inc	6.250	01/15/36	81,770
1,705,000		John Deere Capital Corp	2.250	06/07/16	1,751,564
500,000	n	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	50
1,005,000	g	Lukoil International Finance BV	6.125	11/09/20	984,900
500,000	g	Majapahit Holding BV	7.875	06/29/37	583,750
275,000		MBNA Corp	6.125	03/01/13	276,111
1,650,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,661,994
800,000		Merrill Lynch & Co, Inc	6.400	08/28/17	774,643
1,000,000		Morgan Stanley	2.875	07/28/14	941,761
500,000		Morgan Stanley	5.375	10/15/15	488,565
2,250,000		Morgan Stanley	3.800	04/29/16	2,072,956
900,000		Morgan Stanley	5.450	01/09/17	866,488
725,000		Morgan Stanley	7.300	05/13/19	738,376
220,000		Morgan Stanley	5.625	09/23/19	203,737
500,000		Morgan Stanley	5.500	07/28/21	462,318
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	256,170
175,000		NASDAQ OMX Group, Inc	5.550	01/15/20	179,287
400,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	427,815
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	359,689
500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	535,000
250,000		PCCW-HKT Capital No 4 Ltd	4.250	02/24/16	251,766
500,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	514,060
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	819,000
350,000	g	RCI Banque S.A.	3.400	04/11/14	341,382
425,000		Toronto-Dominion Bank	2.500	07/14/16	433,450

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		UBS AG.	2.250%	01/28/14	$973,118
250,000		UBS AG.	4.875	08/04/20	248,295
450,000	g	Waha Aerospace BV	3.925	07/28/20	461,925

		TOTAL DIVERSIFIED FINANCIALS			48,231,036

ENERGY - 4.1%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	191,011
260,000		Anadarko Petroleum Corp	6.450	09/15/36	296,426
250,000		Apache Corp	5.100	09/01/40	292,187
500,000		Arch Coal, Inc	8.750	08/01/16	546,250
833,000	g	Arch Coal, Inc	7.000	06/15/19	849,660
237,000		Arch Western Finance LLC	6.750	07/01/13	238,185
350,000	g	Baker Hughes, Inc	3.200	08/15/21	361,632
525,000		BP Capital Markets plc	3.125	03/10/12	527,408
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,072,563
2,045,000		BP Capital Markets plc	3.200	03/11/16	2,143,204
275,000		Burlington Resources Finance Co	7.200	08/15/31	377,507
250,000		Chesapeake Energy Corp	7.625	07/15/13	264,375
250,000		Chesapeake Energy Corp	6.500	08/15/17	266,250
1,000,000		Chesapeake Energy Corp	6.625	08/15/20	1,072,500
525,000		Chesapeake Energy Corp	6.125	02/15/21	539,438
500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	532,500
575,000		ConocoPhillips	6.500	02/01/39	795,379
500,000		Consol Energy Inc	8.250	04/01/20	552,500
500,000		Devon Energy Corp	5.600	07/15/41	601,164
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	559,533
470,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	468,035
100,000		EnCana Corp	6.625	08/15/37	120,782
500,000		Encore Acquisition Co	9.500	05/01/16	551,250
425,000		Enterprise Products Operating LLC	4.600	08/01/12	431,253
275,000		Enterprise Products Operating LLC	5.600	10/15/14	301,308
75,000		Enterprise Products Operating LLC	5.000	03/01/15	81,688
115,000		Enterprise Products Operating LLC	6.125	10/15/39	128,451
135,000		Enterprise Products Operating LLC	5.950	02/01/41	151,315
850,000		Enterprise Products Operating LLC	5.700	02/15/42	926,064
350,000		EOG Resources, Inc	4.100	02/01/21	381,166
350,000	g	Gaz Capital S.A.	5.092	11/29/15	354,095
500,000		Gaz Capital S.A.	6.212	11/22/16	517,500
175,000		Hess Corp	8.125	02/15/19	224,641
285,000		Hess Corp	6.000	01/15/40	337,195
425,000		James River Coal Co	7.875	04/01/19	320,875
750,000		Marathon Petroleum Corp	3.500	03/01/16	763,419
500,000		Marathon Petroleum Corp	5.125	03/01/21	522,336
275,000		MarkWest Energy Partners LP	6.750	11/01/20	288,063
2,000,000		Newfield Exploration Co	6.625	04/15/16	2,059,999
300,000		Newfield Exploration Co	5.750	01/30/22	324,000
125,000		Noble Holding International Ltd	3.450	08/01/15	130,045
350,000		Noble Holding International Ltd	4.900	08/01/20	370,762
750,000	g	Novatek Finance Ltd	6.604	02/03/21	757,500
1,400,000		Occidental Petroleum Corp	1.750	02/15/17	1,417,989
350,000		Occidental Petroleum Corp	4.100	02/01/21	392,102
500,000		Peabody Energy Corp	7.375	11/01/16	550,000

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Pemex Project Funding Master Trust	5.750%	03/01/18	$110,000
150,000		Pemex Project Funding Master Trust	6.625	06/15/35	170,063
125,000		Pemex Project Funding Master Trust	6.625	06/15/38	141,563
675,000	g	Pertamina PT	5.250	05/23/21	690,863
500,000	g	Pertamina PT	6.500	05/27/41	517,500
230,000		Petrobras International Finance Co	3.875	01/27/16	236,949
500,000		Petrobras International Finance Co	7.875	03/15/19	596,849
494,000		Petrobras International Finance Co	6.875	01/20/40	572,143
100,000		Petroleos Mexicanos	8.000	05/03/19	124,750
325,000		Petroleos Mexicanos	5.500	01/21/21	352,625
540,000	g	Petroleos Mexicanos	6.500	06/02/41	607,500
290,000		Petroleos Mexicanos	6.500	06/02/41	326,250
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	507,400
800,000		Precision Drilling Trust	6.625	11/15/20	818,000
500,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	522,950
100,000		Range Resources Corp	7.250	05/01/18	107,000
500,000		Range Resources Corp	5.750	06/01/21	541,250
600,000		Regency Energy Partners LP	6.500	07/15/21	624,000
730,000	g	Reliance Holdings USA	4.500	10/19/20	663,280
1,000,000	g	SandRidge Energy, Inc	8.000	06/01/18	1,010,000
1,185,000	g	Schlumberger Investment S.A.	3.300	09/14/21	1,217,394
250,000		SEACOR Holdings, Inc	7.375	10/01/19	263,682
675,000	g	SESI LLC	7.125	12/15/21	708,750
250,000		Shell International Finance BV	3.100	06/28/15	268,035
525,000		Shell International Finance BV	4.300	09/22/19	609,183
125,000		Shell International Finance BV	6.375	12/15/38	172,039
1,495,000		Southwestern Energy Co	7.500	02/01/18	1,722,987
200,000		Statoil ASA	2.900	10/15/14	209,875
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	593,570
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	250,841
125,000		Vale Overseas Ltd	6.250	01/23/17	140,865
125,000		Vale Overseas Ltd	6.875	11/21/36	142,319
205,000		Vale Overseas Ltd	6.875	11/10/39	234,807
600,000		XTO Energy, Inc	6.250	04/15/13	641,948
300,000		XTO Energy, Inc	4.625	06/15/13	316,938

		TOTAL ENERGY			41,685,673

FOOD & STAPLES RETAILING - 0.4%
185,000		CVS Caremark Corp	3.250	05/18/15	195,055
50,000		CVS Caremark Corp	6.600	03/15/19	60,945
275,000		Delhaize Group S.A.	5.875	02/01/14	298,477
250,000		Delhaize Group S.A.	6.500	06/15/17	293,831
500,000		Ingles Markets, Inc	8.875	05/15/17	541,250
75,000		Kroger Co	5.000	04/15/13	78,461
50,000		Kroger Co	6.800	12/15/18	61,401
300,000		Stater Bros Holdings, Inc	7.375	11/15/18	316,500
295,000		Stater Brothers Holdings	7.750	04/15/15	302,744
1,045,000		SuperValu, Inc	8.000	05/01/16	1,078,963
500,000		Susser Holdings LLC	8.500	05/15/16	539,375

		TOTAL FOOD & STAPLES RETAILING			3,767,002

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD, BEVERAGE & TOBACCO - 0.6%
$500,000		Anheuser-Busch InBev Worldwide, Inc	2.875%	02/15/16	$527,570
400,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	469,122
300,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	343,857
500,000		Constellation Brands, Inc	8.375	12/15/14	561,249
335,000	g	Corp Lindley S.A.	6.750	11/23/21	341,700
280,000	g	Grupo Bimbo SAB de C.V.	4.875	06/30/20	294,951
200,000		JM Smucker Co	3.500	10/15/21	204,610
620,000		Kraft Foods, Inc	6.500	02/09/40	806,583
150,000		PepsiAmericas, Inc	5.750	07/31/12	154,519
25,000		PepsiAmericas, Inc	4.375	02/15/14	26,836
38,000		PepsiCo, Inc	7.900	11/01/18	51,303
550,000	g	Pernod-Ricard S.A.	4.450	01/15/22	576,171
550,000		Philip Morris International, Inc	6.875	03/17/14	618,771
100,000		Philip Morris International, Inc	6.375	05/16/38	130,369
500,000		Smithfield Foods, Inc	10.000	07/15/14	581,250
500,000		TreeHouse Foods, Inc	7.750	03/01/18	541,250

		TOTAL FOOD, BEVERAGE & TOBACCO			6,230,111

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
250,000		Becton Dickinson and Co	1.750	11/08/16	251,880
510,000		DaVita, Inc	6.375	11/01/18	522,113
435,000		DaVita, Inc	6.625	11/01/20	446,963
1,079,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	1,149,135
800,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	799,000
400,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	448,500
500,000		HCA, Inc	5.750	03/15/14	510,000
500,000		HCA, Inc	8.500	04/15/19	547,500
165,000		HCA, Inc	6.500	02/15/20	171,188
500,000		HCA, Inc	7.875	02/15/20	540,000
500,000		Healthsouth Corp	7.250	10/01/18	496,250
500,000		Healthsouth Corp	7.750	09/15/22	491,875
1,500,000		LifePoint Hospitals, Inc	6.625	10/01/20	1,554,374
228,000		McKesson Corp	3.250	03/01/16	241,298
275,000		Medtronic, Inc	4.750	09/15/15	307,991
500,000		Quest Diagnostics, Inc	6.400	07/01/17	591,370
750,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	792,246
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	484,250
160,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	180,869
650,000		Thermo Fisher Scientific, Inc	3.600	08/15/21	678,863

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			11,205,665

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000		Clorox Co	3.800	11/15/21	509,351
375,000		Ecolab, Inc	4.350	12/08/21	400,458
750,000	g	Hypermarcas S.A.	6.500	04/20/21	665,625
250,000		Procter & Gamble Co	5.550	03/05/37	332,039

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,907,473

INSURANCE - 1.3%
275,000		ACE INA Holdings, Inc	5.875	06/15/14	303,367
240,000		Aetna, Inc	6.500	09/15/18	292,840
150,000		Aetna, Inc	6.625	06/15/36	186,283

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$375,000		Allstate Corp	7.450%	05/16/19	$455,938
500,000		American International Group, Inc	3.650	01/15/14	485,595
400,000		Chubb Corp	6.000	05/11/37	482,328
80,000		CIGNA Corp	5.125	06/15/20	86,259
1,000,000		CIGNA Corp	4.500	03/15/21	1,028,561
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	527,543
525,000		Hartford Financial Services Group, Inc	5.500	03/30/20	532,835
275,000		Hartford Financial Services Group, Inc	6.625	03/30/40	272,914
250,000		Lincoln National Corp	7.000	06/15/40	282,634
1,500,000		Markel Corp	5.350	06/01/21	1,570,710
550,000		Metlife, Inc	5.000	06/15/15	599,166
525,000		Metlife, Inc	6.750	06/01/16	604,820
275,000		Metlife, Inc	5.700	06/15/35	306,940
600,000	g	Principal Life Global Funding I	5.125	10/15/13	634,777
650,000		Prudential Financial, Inc	6.200	11/15/40	680,163
300,000	g	Prudential Funding LLC	6.750	09/15/23	332,015
300,000		Travelers Cos, Inc	5.800	05/15/18	352,634
75,000		Travelers Cos, Inc	5.900	06/02/19	89,228
100,000		Unum Group	5.625	09/15/20	102,967
275,000		WellPoint, Inc	5.850	01/15/36	321,830
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,031,274
150,000		WR Berkley Corp	5.375	09/15/20	151,356

		TOTAL INSURANCE			12,714,977

MATERIALS - 2.6%
300,000		3M Co	5.700	03/15/37	402,916
500,000	g	Adaro Indonesia PT	7.625	10/22/19	543,150
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	363,289
75,000		Airgas, Inc	4.500	09/15/14	79,467
250,000		Airgas, Inc	7.125	10/01/18	267,632
1,000,000		Albemarle Corp	4.500	12/15/20	1,070,439
325,000	g	Anglo American Capital plc	4.450	09/27/20	324,445
560,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	556,335
500,000		ArcelorMittal	9.850	06/01/19	556,108
500,000		ArcelorMittal	6.750	03/01/41	449,615
537,000		Ball Corp	7.125	09/01/16	583,988
120,000		Ball Corp	7.375	09/01/19	131,400
1,000,000		Ball Corp	5.750	05/15/21	1,047,500
850,000		Barrick North America Finance LLC	4.400	05/30/21	920,546
750,000	g	Braskem America Finance Co	7.125	07/22/41	720,938
1,500,000		Celanese US Holdings LLC	6.625	10/15/18	1,593,750
500,000	g	Cemex SAB de C.V.	9.500	12/14/16	438,750
777,500	g	Cemex SAB de C.V.	9.000	01/11/18	620,056
1,500,000		CF Industries, Inc	7.125	05/01/20	1,773,749
500,000		Cliffs Natural Resources, Inc	6.250	10/01/40	492,462
325,000	g	CommScope, Inc	8.250	01/15/19	325,000
800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	812,436
750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	763,619
1,385,000		Crown Americas LLC	6.250	02/01/21	1,447,325
469,000		Dow Chemical Co	4.125	11/15/21	481,063
250,000	g	Fibria Overseas Finance Ltd	6.750	05/04/20	228,125
500,000		Fibria Overseas Finance Ltd	7.500	05/04/20	488,750

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000	g	Georgia Gulf Corp	9.000%	01/15/17	$793,125
750,000	g	Georgia-Pacific LLC	8.250	05/01/16	833,220
975,000		Graphic Packaging International, Inc	9.500	06/15/17	1,067,625
250,000		International Paper Co	7.300	11/15/39	304,121
400,000		International Paper Co	6.000	11/15/41	434,245
455,000	g	Longview Fibre Paper & Packaging, Inc	8.000	06/01/16	455,000
225,000		Martin Marietta Materials, Inc	6.600	04/15/18	237,080
200,000		Praxair, Inc	5.250	11/15/14	224,468
1,450,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	1,476,823
250,000	g	Sappi Papier Holding AG.	6.625	04/15/21	214,375
500,000		Silgan Holdings, Inc	7.250	08/15/16	533,750
1,000,000		Solutia, Inc	8.750	11/01/17	1,092,500
500,000		Solutia, Inc	7.875	03/15/20	543,750
130,000		Teck Resources Ltd	9.750	05/15/14	152,772
125,000		Teck Resources Ltd	6.000	08/15/40	137,530
350,000	g	Xstrata Canada Financial Corp	4.950	11/15/21	357,569

		TOTAL MATERIALS			26,340,806

MEDIA - 2.1%
1,000,000		AMC Entertainment, Inc	8.750	06/01/19	1,035,000
1,000,000		Cablevision Systems Corp	8.625	09/15/17	1,107,500
200,000		CBS Corp	4.300	02/15/21	206,498
1,100,000		CCO Holdings LLC	7.000	01/15/19	1,146,750
1,300,000		CCO Holdings LLC	6.500	04/30/21	1,316,249
1,462,000		Cinemark USA, Inc	8.625	06/15/19	1,589,924
250,000		Comcast Corp	5.650	06/15/35	276,182
250,000		Comcast Corp	6.400	03/01/40	310,766
696,000		CSC Holdings LLC	8.500	04/15/14	769,950
750,000		DIRECTV Holdings LLC	7.625	05/15/16	795,938
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,067,500
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	265,625
1,000,000		Lamar Media Corp	9.750	04/01/14	1,120,000
187,000		Lamar Media Corp	6.625	08/15/15	190,273
2,935,000		Lamar Media Corp	7.875	04/15/18	3,111,099
100,000		NBC Universal Media LLC	5.150	04/30/20	111,338
2,000,000		NBC Universal Media LLC	4.375	04/01/21	2,110,691
100,000		News America, Inc	7.250	05/18/18	120,468
125,000		News America, Inc	7.625	11/30/28	150,973
90,000		News America, Inc	6.550	03/15/33	98,002
250,000		News America, Inc	6.200	12/15/34	268,761
325,000		News America, Inc	6.650	11/15/37	368,202
250,000		News America, Inc	6.900	08/15/39	288,991
963,000		Nielsen Finance LLC	7.750	10/15/18	1,040,040
350,000		Time Warner Cable, Inc	8.750	02/14/19	446,925
625,000		Time Warner Cable, Inc	8.250	04/01/19	785,008
250,000		Time Warner, Inc	3.150	07/15/15	260,030
1,000,000		Time Warner, Inc	4.700	01/15/21	1,076,720
275,000		Time Warner, Inc	6.500	11/15/36	331,799
700,000		Viacom, Inc	2.500	12/15/16	699,734

		TOTAL MEDIA			22,466,936

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
$1,000,000		Amgen, Inc	2.300%	06/15/16	$1,006,832
350,000		Amgen, Inc	3.450	10/01/20	341,889
325,000		Eli Lilly & Co	3.550	03/06/12	326,696
250,000		Merck & Co, Inc	3.875	01/15/21	281,442
1,000,000	g	Mylan, Inc	7.625	07/15/17	1,091,250
1,000,000	g	Mylan, Inc	7.875	07/15/20	1,103,750
910,000		NBTY, Inc	9.000	10/01/18	1,001,000
135,000		Novartis Capital Corp	4.125	02/10/14	144,440
150,000		Novartis Capital Corp	2.900	04/24/15	158,750
175,000		Pfizer, Inc	5.350	03/15/15	197,958
2,000,000		Sanofi-Aventis S.A.	2.625	03/29/16	2,085,453
220,000		Schering-Plough Corp	6.550	09/15/37	306,700
1,055,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	1,053,681
555,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	548,063

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			9,647,904

REAL ESTATE - 1.2%
100,000		AMB Property LP	7.625	08/15/14	109,526
150,000		AMB Property LP	4.500	08/15/17	149,714
100,000		Brandywine Operating Partnership LP	7.500	05/15/15	109,657
1,250,000		Brandywine Operating Partnership LP	4.950	04/15/18	1,230,471
170,000		Camden Property Trust	4.625	06/15/21	170,022
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	956,807
500,000		Developers Diversified Realty Corp	7.875	09/01/20	557,777
835,000		DuPont Fabros Technology LP	8.500	12/15/17	893,450
350,000		ERP Operating LP	4.625	12/15/21	356,914
25,000		Federal Realty Investment Trust	5.650	06/01/16	26,999
595,000		HCP, Inc	3.750	02/01/16	605,392
835,000		Health Care REIT, Inc	3.625	03/15/16	821,771
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	202,198
1,783,000		Highwoods Properties, Inc	5.850	03/15/17	1,885,863
1,000,000	g	Host Hotels & Resorts LP	5.875	06/15/19	1,017,500
125,000		Kilroy Realty Corp	5.000	11/03/15	128,551
250,000		Kilroy Realty LP	4.800	07/15/18	246,924
300,000		National Retail Properties, Inc	5.500	07/15/21	300,588
150,000		Regency Centers LP	5.250	08/01/15	159,846
25,000		Regency Centers LP	5.875	06/15/17	27,225
25,000		Simon Property Group LP	5.250	12/01/16	27,708
825,000		Simon Property Group LP	2.800	01/30/17	842,681
210,000		Simon Property Group LP	10.350	04/01/19	288,267
200,000		Washington Real Estate Investment Trust	4.950	10/01/20	209,184
750,000	g	Yanlord Land Group Ltd	10.625	03/29/18	577,499

		TOTAL REAL ESTATE			11,902,534

RETAILING - 0.9%
1,900,000		Amerigas Partners LP	6.500	05/20/21	1,866,750
1,500,000		Ferrellgas LP	6.500	05/01/21	1,320,000
175,000		Home Depot, Inc	5.875	12/16/36	219,604
500,000		Home Depot, Inc	5.950	04/01/41	645,096
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,082,500
625,000		Limited Brands, Inc	6.625	04/01/21	662,500
805,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	899,565

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Nordstrom, Inc	4.000%	10/15/21	$156,365
525,000		O’Reilly Automotive, Inc	4.625	09/15/21	550,472
1,500,000	g	QVC, Inc	7.125	04/15/17	1,590,000
250,000		Staples, Inc	9.750	01/15/14	285,868
250,000		Wal-Mart Stores, Inc	5.000	10/25/40	294,234

		TOTAL RETAILING			9,572,954

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
250,000		Broadcom Corp	2.375	11/01/15	255,912

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			255,912

SOFTWARE & SERVICES - 0.2%
100,000		Fidelity National Information Services, Inc	7.625	07/15/17	108,250
250,000		International Business Machines Corp	1.000	08/05/13	251,968
165,000		Microsoft Corp	0.875	09/27/13	166,433
200,000		Oracle Corp	5.750	04/15/18	242,697
185,000		Oracle Corp	3.875	07/15/20	203,789
500,000		SunGard Data Systems, Inc	4.875	01/15/14	500,625
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,023,750

		TOTAL SOFTWARE & SERVICES			2,497,512

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
785,000		Brocade Communications Systems, Inc	6.625	01/15/18	816,400
287,000		Brocade Communications Systems, Inc	6.875	01/15/20	305,655
475,000		Hewlett-Packard Co	4.250	02/24/12	477,138
350,000		Hewlett-Packard Co	4.750	06/02/14	369,620
500,000		Hewlett-Packard Co	4.650	12/09/21	527,540
1,160,000		Jabil Circuit, Inc	5.625	12/15/20	1,180,301
112,000		L-3 Communications Corp	6.375	10/15/15	114,800
145,000		L-3 Communications Corp	5.200	10/15/19	147,091
1,000,000		L-3 Communications Corp	4.950	02/15/21	991,058
500,000	g	PCCW-HKT Capital No 3 Ltd	5.250	07/20/15	524,870
500,000		Scientific Games Corp	8.125	09/15/18	512,500
814,000		Scientific Games Corp	9.250	06/15/19	862,840
500,000	g	Seagate Technology HDD Holdings	7.750	12/15/18	531,875
525,000		Xerox Corp	8.250	05/15/14	592,400

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			7,954,088

TELECOMMUNICATION SERVICES - 1.9%
250,000		American Tower REIT, Inc	5.900	11/01/21	262,841
2,250,000		AT&T, Inc	2.950	05/15/16	2,344,807
275,000		AT&T, Inc	6.150	09/15/34	326,220
800,000		AT&T, Inc	6.300	01/15/38	982,190
85,000		BellSouth Corp	6.550	06/15/34	101,182
550,000		Cellco Partnership	8.500	11/15/18	742,335
500,000		Cricket Communications, Inc	7.750	05/15/16	516,250
250,000		France Telecom S.A.	2.125	09/16/15	247,681
1,000,000		Intelsat Bermuda Ltd	11.250	02/04/17	967,500
500,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	525,313
570,000	g	Qtel International Finance	4.750	02/16/21	574,275
500,000		Qwest Communications International, Inc	7.125	04/01/18	520,000
75,000		Telecom Italia Capital S.A.	6.999	06/04/18	70,117

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$75,000		Telecom Italia Capital S.A.	7.175%	06/18/19	$70,283
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	961,501
610,000		Telefonica Emisiones SAU	5.134	04/27/20	572,984
250,000		Telefonica Emisiones SAU	5.462	02/16/21	238,567
370,000	g	Telefonica Moviles Chile S.A.	2.875	11/09/15	365,169
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	552,887
885,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	871,725
275,000		Verizon Communications, Inc	5.250	04/15/13	290,189
210,000		Verizon Communications, Inc	8.750	11/01/18	283,652
950,000		Verizon Communications, Inc	3.500	11/01/21	989,066
225,000		Verizon Communications, Inc	8.950	03/01/39	360,328
950,000		Verizon Communications, Inc	4.750	11/01/41	1,022,420
2,200,000		Verizon New Jersey, Inc	5.875	01/17/12	2,203,619
275,000		Verizon Virginia, Inc	4.625	03/15/13	286,323
750,000	g	Vimpelcom Holdings	7.504	03/01/22	630,000
500,000		Virgin Media Finance plc	9.500	08/15/16	561,250
500,000		Virgin Media Secured Finance plc	5.250	01/15/21	529,740
400,000		Windstream Corp	7.750	10/15/20	413,500

		TOTAL TELECOMMUNICATION SERVICES			19,383,914

TRANSPORTATION - 0.9%
655,000	g	Asciano Finance	5.000	04/07/18	656,799
750,000	g	Bombardier, Inc	7.500	03/15/18	802,500
600,000	g	Bombardier, Inc	7.750	03/15/20	654,000
500,000		Bristow Group, Inc	7.500	09/15/17	520,000
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	189,457
1,000,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	1,196,412
1,000,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	1,108,958
150,000		Embraer Overseas Ltd	6.375	01/15/20	160,125
500,000		Hertz Corp	7.500	10/15/18	522,500
1,000,000		Hertz Corp	7.375	01/15/21	1,016,250
625,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	648,438
300,000		Norfolk Southern Corp	5.590	05/17/25	346,545
640,000	g	TAM Capital 3, Inc	8.375	06/03/21	646,400
262,000		Union Pacific Corp	4.163	07/15/22	284,367
500,000		Union Pacific Corp	4.750	09/15/41	544,727

		TOTAL TRANSPORTATION			9,297,478

UTILITIES - 3.7%
726,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	755,040
500,000		AES Corp	7.750	03/01/14	540,000
1,750,000		AES Corp	8.000	10/15/17	1,924,999
500,000		AES El Salvador Trust	6.750	02/01/16	485,000
305,000	g	AES Gener S.A.	5.250	08/15/21	306,525
350,000		AGL Capital Corp	5.250	08/15/19	391,285
365,000		Alliant Energy Corp	4.000	10/15/14	382,496
250,000		Atmos Energy Corp	8.500	03/15/19	330,342
1,000,000	g	Calpine Corp	7.250	10/15/17	1,050,000
750,000	g	Calpine Corp	7.500	02/15/21	802,500
705,000	g	Calpine Corp	7.875	01/15/23	757,875
190,000		Carolina Power & Light Co	5.125	09/15/13	203,652
250,000		Carolina Power & Light Co	5.300	01/15/19	292,711

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$275,000		Carolina Power & Light Co	5.700%	04/01/35	$335,164
200,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	224,812
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	359,853
300,000		CenterPoint Energy Resources Corp	5.850	01/15/41	345,739
450,000	g	Colbun S.A.	6.000	01/21/20	476,354
375,000	g	Comision Federal Electricidad	4.875	05/26/21	386,250
1,895,000		Commonwealth Edison Co	4.000	08/01/20	2,041,320
200,000		Commonwealth Edison Co	5.900	03/15/36	245,270
200,000		Connecticut Light & Power Co	5.500	02/01/19	233,417
575,000		Crosstex Energy, Inc	8.875	02/15/18	628,188
405,000		Dominion Resources, Inc	4.450	03/15/21	451,087
300,000		Dominion Resources, Inc	4.900	08/01/41	323,940
500,000	g	Dubai Electricity & Water Authority	7.375	10/21/20	512,500
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	225,262
1,000,000		Duke Energy Corp	3.950	09/15/14	1,066,920
510,000	g	Empresa de Energia de Bogota S.A.	6.125	11/10/21	512,550
1,665,000		Great Plains Energy, Inc	4.850	06/01/21	1,745,301
250,000		Indiana Michigan Power Co	7.000	03/15/19	307,499
765,000	g	Instituto Costarricense de Electricidad	6.950	11/10/21	776,475
125,000		Integrys Energy Group, Inc	4.170	11/01/20	133,529
500,000		Intergas Finance BV	6.375	05/14/17	510,000
100,000	g	Kansas Gas & Electric	6.700	06/15/19	123,977
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,039,721
715,000	g	KMG Finance Sub BV	6.375	04/09/21	725,725
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	200,251
870,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	881,772
350,000		LG&E and KU Energy LLC	3.750	11/15/20	353,333
250,000		Midamerican Energy Holdings Co	5.950	05/15/37	295,426
250,000		National Fuel Gas Co	5.250	03/01/13	260,275
250,000		Nevada Power Co	6.650	04/01/36	334,949
150,000		Nevada Power Co	5.375	09/15/40	176,042
1,000,000		Nevada Power Co	5.450	05/15/41	1,188,074
1,000,000		NRG Energy, Inc	7.375	01/15/17	1,037,500
500,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	511,204
50,000		ONEOK Partners LP	5.900	04/01/12	50,552
325,000		Pacific Gas & Electric Co	8.250	10/15/18	428,421
150,000		PacifiCorp	6.000	01/15/39	191,545
250,000		Pepco Holdings, Inc	2.700	10/01/15	253,220
1,150,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	1,170,125
500,000		PG&E Corp	5.750	04/01/14	544,780
50,000		Potomac Electric Power Co	7.900	12/15/38	77,310
275,000		Progress Energy, Inc	7.050	03/15/19	340,111
550,000		Public Service Co of Colorado	4.750	08/15/41	630,176
400,000		Public Service Co of Oklahoma	5.150	12/01/19	446,028
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,885,624
500,000		Sabine Pass LNG LP	7.500	11/30/16	502,500
150,000		San Diego Gas & Electric Co	3.000	08/15/21	154,260
300,000		San Diego Gas & Electric Co	3.950	11/15/41	307,226
175,000		Veolia Environnement	5.250	06/03/13	184,142
225,000		Williams Partners LP	3.800	02/15/15	236,203
1,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	1,002,407
300,000		Xcel Energy, Inc	4.800	09/15/41	326,920

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$850,000	g	Xinao Gas Holdings Ltd	6.000%	05/13/21	$767,558

		TOTAL UTILITIES			36,691,212

		TOTAL CORPORATE BONDS			366,466,970
		(Cost $355,861,791)

GOVERNMENT BONDS - 44.5%

AGENCY SECURITIES - 0.4%
1,000,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,016,318
415,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	433,816
1,632,968		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,884,494
500,000		Egypt Government AID Bonds	4.450	09/15/15	559,360
1,500,000	i	Structured Asset Securities Corp	0.774	07/25/35	616,293

		TOTAL AGENCY SECURITIES			4,510,281

FOREIGN GOVERNMENT BONDS - 5.6%
6,450,000	g	Bank of Montreal	2.625	01/25/16	6,658,115
500,000		Brazilian Government International Bond	4.875	01/22/21	558,750
500,000		Brazilian Government International Bond	5.625	01/07/41	580,000
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,053,668
3,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	3,033,404
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,810,445
215,000		Chile Government International Bond	3.875	08/05/20	232,738
475,000		Colombia Government International Bond	4.375	07/12/21	510,625
540,000	g	Croatia Government International Bond	6.375	03/24/21	492,750
260,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	272,025
870,000	g	Dominican Republic International Bond	7.500	05/06/21	852,600
350,000		Eksportfinans ASA	5.000	02/14/12	348,085
576,000		Eksportfinans ASA	2.000	09/15/15	477,147
778,000	g	Eskom Holdings Ltd	5.750	01/26/21	791,615
275,000		European Investment Bank	4.875	02/15/36	300,147
500,000		Export Development Canada	2.250	05/28/15	524,406
240,000		Export-Import Bank of Korea	3.750	10/20/16	240,638
525,000		Export-Import Bank of Korea	5.125	06/29/20	549,703
100,000		Federative Republic of Brazil	6.000	01/17/17	116,750
361,111		Federative Republic of Brazil	8.000	01/15/18	422,500
500,000		Hungary Government International Bond	4.750	02/03/15	455,000
225,000		Italy Government International Bond	5.375	06/12/17	208,322
180,000		Italy Government International Bond	6.875	09/27/23	173,412
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	349,600
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	511,280
1,000,000	g	Lithuania Government International Bond	5.125	09/14/17	980,000
260,000	g	Lithuania Government International Bond	6.125	03/09/21	258,700
150,000		Mexico Government International Bond	6.750	09/27/34	195,375
500,000		Mexico Government International Bond	6.050	01/11/40	611,250
500,000	g	Namibia International Bonds	5.500	11/03/21	510,000
575,000	g	National Bank of Canada	1.650	01/30/14	581,071
500,000		Panama Government International Bond	5.200	01/30/20	566,250
135,000		Peruvian Government International Bond	7.350	07/21/25	178,875

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Philippine Government International Bond	5.500%	03/30/26	$560,000
420,000		Poland Government International Bond	3.875	07/16/15	427,266
1,183,000		Poland Government International Bond	5.125	04/21/21	1,203,703
900,000		Poland Government International Bond	5.000	03/23/22	904,500
750,000		Province of British Columbia Canada	2.850	06/15/15	794,593
1,400,000		Province of Ontario Canada	4.100	06/16/14	1,504,349
500,000		Province of Ontario Canada	2.950	02/05/15	526,554
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,832,873
5,000,000		Province of Ontario Canada	2.300	05/10/16	5,149,014
2,000,000		Province of Ontario Canada	1.600	09/21/16	1,993,842
620,000		Province of Quebec Canada	4.625	05/14/18	712,869
1,000,000		Province of Quebec Canada	3.500	07/29/20	1,070,871
3,000,000		Province of Quebec Canada	2.750	08/25/21	2,996,660
1,000,000	g	Qatar Government International Bond	3.125	01/20/17	1,008,700
500,000		Qatar Government International Bond	5.250	01/20/20	548,750
500,000	g	Qatar Government International Bond	4.500	01/20/22	515,000
750,000	g	Republic of Ghana	8.500	10/04/17	821,250
770,000	g	Republic of Indonesia	4.875	05/05/21	823,900
500,000		Republic of Korea	5.750	04/16/14	542,202
490,000	g	Republic of Serbia	7.250	09/28/21	476,525
433,333		Republic of Serbia	6.750	11/01/24	409,500
240,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	241,200
320,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	330,128
325,000	g	Senegal Goverment International Bond	8.750	05/13/21	321,750
150,000		South Africa Government International Bond	5.500	03/09/20	168,000
400,000		South Africa Government International Bond	5.875	05/30/22	460,000
75,000		South Africa Government International Bond	6.250	03/08/41	87,188
400,000	g	Sri Lanka Government International Bond	6.250	10/04/20	400,000
270,000	g	Sri Lanka Government International Bond	6.250	07/27/21	266,049
395,000		Turkey Government International Bond	5.125	03/25/22	377,225
465,000		Turkey Government International Bond	6.750	05/30/40	478,950
750,000	g	Ukraine Government International Bond	6.250	06/17/16	658,125
152,000		United Mexican States	5.875	02/17/14	164,540
300,000		United Mexican States	5.950	03/19/19	356,550
500,000		United Mexican States	5.125	01/15/20	571,250

		TOTAL FOREIGN GOVERNMENT BONDS			56,109,122

MORTGAGE BACKED - 26.5%
1,478,313		Federal Home Loan Mortgage Corp (FHLMC) (Interest Only)	4.000	06/15/34	105,411
424,750	i	FHLMC	2.455	02/01/36	447,037
1,268,116	i	FHLMC	2.568	07/01/36	1,342,440
384,946	i	FHLMC	2.305	09/01/36	407,407
289,285	i	FHLMC	2.662	09/01/36	305,238
298,451	i	FHLMC	5.732	02/01/37	321,410
505,854	i	FHLMC	3.941	03/01/37	533,171
72,365	i	FHLMC	5.946	04/01/37	78,672
51,984	i	FHLMC	5.748	05/01/37	55,989
1,191,807	i	FHLMC	5.584	06/01/37	1,271,417
397,167	i	FHLMC	5.518	08/01/37	423,803
1,227,162		FHLMC	5.500	08/01/39	1,350,305

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$35,791		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500%	12/01/16	$39,052
511,106		FGLMC	5.500	01/01/19	560,187
128,319		FGLMC	4.500	01/01/20	136,758
782,820		FGLMC	4.500	07/01/20	842,374
232,747		FGLMC	4.500	09/01/20	247,908
243,470		FGLMC	5.000	10/01/20	262,438
481,955		FGLMC	5.500	10/01/20	525,963
28,353		FGLMC	7.000	10/01/20	32,455
197,510		FGLMC	4.500	06/01/21	210,376
347,299		FGLMC	5.500	08/01/21	376,200
122,625		FGLMC	5.000	04/01/23	131,527
160,860		FGLMC	4.500	09/01/24	170,559
98,256		FGLMC	6.500	01/01/29	112,584
5,652		FGLMC	8.000	01/01/31	6,794
387,515		FGLMC	6.000	03/01/33	431,669
1,427,196		FGLMC	5.500	12/01/33	1,555,471
1,084,288		FGLMC	7.000	12/01/33	1,255,652
958,008		FGLMC	5.000	01/01/34	1,031,389
384,331		FGLMC	5.000	05/01/34	413,530
609,237		FGLMC	4.500	10/01/34	648,036
273,904		FGLMC	5.500	12/01/34	299,720
745,655		FGLMC	5.500	03/01/35	811,741
338,430		FGLMC	6.000	04/01/35	373,712
440,044		FGLMC	7.000	05/01/35	509,589
837,632		FGLMC	5.500	06/01/35	915,006
1,372,261		FGLMC	5.500	06/01/35	1,496,456
129,320		FGLMC	5.000	02/01/36	139,145
267,080		FGLMC	5.500	04/01/36	292,253
22,524		FGLMC	6.500	05/01/36	25,358
262,733		FGLMC	6.500	10/01/36	295,789
620,743		FGLMC	5.500	04/01/37	674,400
241,479		FGLMC	6.000	08/01/37	265,933
51,346		FGLMC	6.000	09/01/37	56,812
215,700		FGLMC	6.500	11/01/37	242,030
943,242		FGLMC	5.000	04/01/38	1,024,040
492,775		FGLMC	6.000	11/01/38	541,839
640,890		FGLMC	4.000	06/01/39	673,150
444,153		FGLMC	4.500	11/01/40	480,628
2,977,318		FGLMC	4.000	12/01/40	3,142,541
3,390,797		FGLMC	4.000	12/01/40	3,591,682
1,315,007		FGLMC	4.000	12/01/40	1,392,913
497,519		FGLMC	4.500	12/01/40	537,133
6,359,224		FGLMC	4.000	01/01/41	6,679,332
7,000,000	h	FGLMC	4.500	01/15/41	7,416,718
3,000,000	h	FGLMC	5.000	01/15/41	3,223,594
7,051		Federal National Mortgage Association (FNMA)	5.000	06/01/13	7,371
2,078,933		FNMA	4.778	02/01/14	2,179,759
2,661,198		FNMA	4.640	11/01/14	2,848,331
368,274		FNMA	4.563	01/01/15	392,710
65,961		FNMA	6.500	10/01/16	72,256
38,028		FNMA	6.500	11/01/16	41,658

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$185,248		FNMA	5.000%	12/01/17	$200,085
55,310		FNMA	6.500	02/01/18	60,778
160,739		FNMA	5.500	04/01/18	176,074
76,776		FNMA	5.500	05/01/18	84,101
74,781		FNMA	6.000	01/01/19	82,378
1,000,000		FNMA	4.000	02/25/19	1,068,380
523,921		FNMA	4.500	04/01/19	560,663
119,527		FNMA	4.500	06/01/19	127,910
181,664		FNMA	5.000	03/01/20	196,214
57,590		FNMA	4.500	11/01/20	61,628
61,969		FNMA	4.500	12/01/20	67,070
163,079		FNMA	5.000	12/01/20	176,293
277,855		FNMA	5.000	03/01/21	300,109
21,615		FNMA	8.000	03/01/23	24,562
302,772		FNMA	5.500	02/01/24	332,492
449,612		FNMA	4.000	05/01/24	474,328
679,545		FNMA	5.500	07/01/24	745,400
311,824		FNMA	4.500	08/01/24	332,522
1,472,097		FNMA	5.000	10/01/25	1,603,948
12,793		FNMA	9.000	11/01/25	15,519
1,000,000	h	FNMA	4.000	01/25/26	1,054,531
6,000,000	h	FNMA	3.000	01/25/27	6,195,937
12,538		FNMA	7.500	01/01/29	14,803
293,519		FNMA	7.000	07/01/32	340,258
65,525		FNMA	5.000	02/01/33	70,862
484,770		FNMA	4.500	03/25/33	515,175
204,400		FNMA	5.000	07/01/33	221,047
935,146		FNMA	5.500	07/01/33	1,022,264
569,612		FNMA	4.500	08/01/33	607,871
684,777		FNMA	4.500	10/01/33	730,771
244,713		FNMA	5.000	10/01/33	264,643
306,853		FNMA	5.000	10/01/33	331,843
655,355		FNMA	5.000	11/01/33	724,498
642,618		FNMA	5.000	11/01/33	710,417
436,267		FNMA	5.500	12/01/33	476,909
183,001		FNMA	5.500	12/01/33	200,804
540,777		FNMA	5.000	03/01/34	584,818
124,956		FNMA	5.000	03/01/34	135,133
126,947		FNMA	5.000	03/01/34	137,285
105,342		FNMA	5.000	03/01/34	113,921
1,055,123		FNMA	5.000	03/01/34	1,141,054
860,605		FNMA	5.000	04/01/34	930,694
2,010,195		FNMA	5.000	08/01/34	2,179,679
372,972		FNMA	6.000	08/01/34	415,760
127,734		FNMA	6.000	12/01/34	142,168
300,494		FNMA	5.500	01/01/35	329,991
652,443		FNMA	5.500	02/01/35	713,225
243,111		FNMA	6.000	04/01/35	270,166
1,634,448		FNMA	5.500	05/01/35	1,808,677
2,637,671		FNMA	5.500	05/01/35	2,918,841
840,637		FNMA	6.000	05/01/35	932,699
22,818		FNMA	7.500	06/01/35	25,352

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$414,181		FNMA	6.000%	07/01/35	$458,073
463,212		FNMA	5.000	08/01/35	500,792
1,488,783		FNMA	5.000	10/01/35	1,609,566
132,346		FNMA	5.000	10/01/35	143,083
353,127		FNMA	5.500	12/01/35	386,466
394,726		FNMA	5.000	02/01/36	426,749
423,734		FNMA	6.000	03/01/36	467,446
421,821		FNMA	5.000	04/01/36	455,977
807,293		FNMA	6.000	04/01/36	890,574
257,882		FNMA	6.500	04/01/36	289,643
378,575	i	FNMA	2.385	07/01/36	396,905
580,736	i	FNMA	2.645	09/01/36	618,336
222,878		FNMA	6.500	09/01/36	250,885
270,494		FNMA	6.000	12/01/36	298,399
120,298		FNMA	7.000	02/01/37	137,400
393,394		FNMA	6.500	03/01/37	442,827
38,268		FNMA	7.000	04/01/37	43,709
154,488		FNMA	6.500	08/01/37	173,659
122,693		FNMA	6.500	08/01/37	137,536
45,249		FNMA	6.000	09/01/37	50,681
60,643		FNMA	6.000	09/01/37	67,923
71,348		FNMA	6.000	09/01/37	79,912
81,098		FNMA	6.000	09/01/37	90,832
318,119		FNMA	6.500	09/01/37	356,106
120,042		FNMA	6.500	09/01/37	134,526
163,740		FNMA	6.500	09/01/37	183,292
373,531		FNMA	6.500	09/01/37	418,134
108,536		FNMA	6.500	09/01/37	121,666
161,892	i	FNMA	5.895	10/01/37	173,551
3,618,888		FNMA	6.000	11/01/37	3,988,821
130,987		FNMA	6.000	11/01/37	144,377
721,579		FNMA	6.000	11/01/38	795,115
283,109		FNMA	5.500	01/01/39	308,510
267,690		FNMA	6.000	01/01/39	294,970
349,524		FNMA	6.000	01/01/39	385,144
509,778		FNMA	4.500	02/01/39	542,904
1,098,878		FNMA	4.500	02/01/39	1,170,282
282,446		FNMA	5.500	02/01/39	307,787
9,114,988		FNMA	6.000	04/01/39	10,046,747
564,476		FNMA	4.500	05/01/39	601,156
568,051		FNMA	4.500	08/01/39	604,963
42,000,000	h	FNMA	4.000	01/25/40	44,119,689
14,000,000	h	FNMA	4.500	01/25/40	14,896,875
10,000,000	h	FNMA	5.000	01/25/40	10,803,125
3,000,000	h	FNMA	5.500	01/25/40	3,266,719
5,000,000	h	FNMA	6.000	01/25/40	5,505,469
3,000,000		FNMA	4.000	02/25/40	3,179,643
1,968,298		FNMA	4.500	09/01/40	2,096,198
1,802,773		FNMA	4.500	09/01/40	1,919,916
4,806,423		FNMA	4.500	10/01/40	5,145,780
1,790,954		FNMA	4.000	11/01/40	1,883,066
1,898,954		FNMA	4.500	11/01/40	2,022,347

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$14,000,000	h	FNMA	3.500%	01/25/41	$14,398,125
26,742		Government National Mortgage Association (GNMA)	7.500	11/15/23	31,209
4,894		GNMA	7.500	08/15/28	5,042
36,624		GNMA	6.500	12/15/28	42,460
86,362		GNMA	6.500	03/15/29	100,124
27,703		GNMA	8.500	10/20/30	33,918
9,071		GNMA	7.000	06/20/31	10,611
145,418		GNMA	5.000	02/15/33	162,010
136,236		GNMA	5.500	07/15/33	153,798
931,058		GNMA	5.000	09/15/33	1,037,285
214,943		GNMA	5.500	11/20/33	242,596
875,497		GNMA	5.500	02/20/35	988,135
303,049		GNMA	5.500	03/20/35	342,038
158,980		GNMA	6.000	10/20/36	180,224
166,900		GNMA	6.000	01/20/37	189,202
245,996		GNMA	6.000	02/20/37	278,483
444,017		GNMA	6.000	12/15/37	503,377
381,592		GNMA	5.000	04/15/38	423,102
384,993		GNMA	5.500	07/15/38	432,456
426,732		GNMA	5.500	07/20/38	478,967
153,433		GNMA	6.000	08/15/38	173,897
160,687		GNMA	6.000	08/20/38	181,656
727,371		GNMA	4.500	03/15/39	795,039
225,375		GNMA	5.000	07/20/39	249,546
270,147		GNMA	4.000	08/15/39	290,231
2,000,000	h	GNMA	4.500	01/15/40	2,179,062
5,000,000	h	GNMA	5.000	01/15/40	5,538,281
1,000,000	h	GNMA	5.500	01/15/40	1,122,344
3,000,000	h	GNMA	4.000	01/15/41	3,217,969
8,250,911		GNMA	4.500	01/20/41	9,016,440
3,000,000	h	GNMA	5.000	01/20/41	3,316,875
2,000,000	h	GNMA	3.500	01/15/42	2,088,750
5,000,000	h	GNMA	4.500	01/20/42	5,445,312

		TOTAL MORTGAGE BACKED			266,712,186

MUNICIPAL BONDS - 0.2%
600,000		Grant County Public Utility District No 2	5.630	01/01/27	679,062
775,000		State of California	7.625	03/01/40	953,521
775,000		State of Illinois	6.725	04/01/35	805,140

		TOTAL MUNICIPAL BONDS			2,437,723

U.S. TREASURY SECURITIES - 11.8%
9,302,000		United States Treasury Bond	8.000	11/15/21	14,538,738
3,902,500		United States Treasury Bond	5.250	02/15/29	5,391,546
8,650,000		United States Treasury Bond	5.375	02/15/31	12,328,949
507,000		United States Treasury Bond	4.500	02/15/36	663,457
742,500		United States Treasury Bond	4.750	02/15/41	1,023,258
15,630,000		United States Treasury Bond	4.375	05/15/41	20,365,405
2,000,000		United States Treasury Note	1.875	06/15/12	2,016,328
100,000		United States Treasury Note	0.250	10/31/13	100,016
1,465,000		United States Treasury Note	2.375	08/31/14	1,543,287

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		United States Treasury Note	0.500%	10/15/14	$251,035
2,887,000		United States Treasury Note	2.500	04/30/15	3,080,972
9,502,000	r	United States Treasury Note	1.250	09/30/15	9,748,463
1,000,000		United States Treasury Note	2.375	03/31/16	1,070,859
8,840,000		United States Treasury Note	1.500	06/30/16	9,141,806
2,475,000		United States Treasury Note	1.000	08/31/16	2,502,072
1,065,000		United States Treasury Note	0.875	11/30/16	1,068,245
18,830,000		United States Treasury Note	2.375	05/31/18	20,192,237
530,000		United States Treasury Note	1.750	10/31/18	545,486
280,000		United States Treasury Note	2.625	11/15/20	301,437
7,068,000		United States Treasury Note	2.125	08/15/21	7,249,118
1,796,000		United States Treasury Note	2.000	11/15/21	1,816,485
3,046,000		United States Treasury Note	3.750	08/15/41	3,582,382
1,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	662,652

		TOTAL U.S. TREASURY SECURITIES			119,184,233

		TOTAL GOVERNMENT BONDS			448,953,545
		(Cost $426,117,003)

STRUCTURED ASSETS - 11.7%

ASSET BACKED - 6.1%
628,770		Accredited Mortgage Loan Trust	4.330	06/25/33	502,558
		Series - 2003 1 (Class A1)
1,000,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	993,075
		Series - 2011 1 (Class C)
3,167,645	i	Ameriquest Mortgage Securities	0.614	05/25/35	3,087,757
		Series - 0 R3 (Class A3D)
150,000	g,i,m	ARTS Ltd	0.796	06/15/13	142,500
		Series - 2005 BA (Class B)
375,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	379,247
		Series - 2010 5A (Class A)
1,051,138		Centex Home Equity	5.540	01/25/32	1,059,781
		Series - 2002 A (Class AF6)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	151,226
		Series - 2004 2 (Class 1B)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	361,297
		Series - 2004 2 (Class 1M1)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	104,801
		Series - 2002 2 (Class MF2)
40,221		CIT Group Home Equity Loan Trust	6.830	06/25/33	556
		Series - 2002 2 (Class BF)
708,000	i	Countrywide Asset-Backed Certificates	0.714	02/25/36	686,878
		Series - 2005 11 (Class 3AV3)
849,668	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	833,533
		Series - 2006 15 (Class A2)
108,298	i	Countrywide Home Equity Loan Trust	0.498	02/15/29	69,909
		Series - 2004 B (Class 1A)
86,831	g	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	83,339
		Series - 2007 MX1 (Class A1)
1,025,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	964,838
		Series - 2011 LC1A (Class C)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,650,000	i	First Franklin Mortgage Loan Asset Backed Certificates	0.734%	03/25/35	$2,466,623
		Series - 2005 FF2 (Class M2)
1,577,337	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	1,480,207
		Series - 2007 1A (Class AF3)
400,000		Ford Credit Auto Owner Trust	3.210	07/15/17	403,133
		Series - 2011 A (Class D)
7,895,952	g,i,m	Galaxy CLO Ltd	0.669	10/20/17	7,619,593
		Series - 2005 5A (Class A1)
234,536		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	232,753
		Series - 2006 HLTV (Class A3)
2,650,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	2,130,001
		Series - 2006 HLTV (Class A4)
1,281,622	i	HSI Asset Securitization Corp Trust	0.654	07/25/35	1,212,445
		Series - 2005 NC1 (Class 2A3)
3,231,482	i	HSI Asset Securitization Corp Trust	0.484	12/25/35	2,686,541
		Series - 2006 OPT1 (Class 2A3)
2,487,250	i	JP Morgan Mortgage Acquisition Corp	0.714	09/25/35	2,065,368
		Series - 2005 WMC1 (Class M1)
4,398,867	i	JP Morgan Mortgage Acquisition Corp	0.444	05/25/36	3,805,521
		Series - 2006 ACC1 (Class A4)
5,147,415	i	Lehman XS Trust	0.594	11/25/35	3,567,848
		Series - 2005 5N (Class 1A1)
1,455,921		Lehman XS Trust	6.500	06/25/46	822,429
		Series - 2006 13 (Class 2A1)
1,112,849	i	Long Beach Mortgage Loan Trust	0.794	02/25/35	1,096,826
		Series - 2005 1 (Class M1)
38,829	i	Morgan Stanley ABS Capital I	0.334	01/25/37	38,114
		Series - 2007 HE2 (Class A2A)
1,990,453		Renaissance Home Equity Loan Trust	5.392	07/25/34	1,964,221
		Series - 2004 2 (Class AF4)
1,235,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	490,248
		Series - 2006 3 (Class AF3)
485,151		Residential Asset Mortgage Products, Inc	4.970	09/25/33	485,484
		Series - 2003 RZ5 (Class A7)
3,505,174	i	Residential Asset Mortgage Products, Inc	0.914	11/25/34	3,205,327
		Series - 2004 RS11 (Class M1)
272,273	i	Residential Asset Mortgage Products, Inc	0.734	07/25/35	268,529
		Series - 2005 EFC2 (Class M1)
218,419	i	Residential Asset Securities Corp	6.489	10/25/30	198,747
		Series - 2001 KS2 (Class AI6)
169,931	i	Residential Asset Securities Corp	0.724	04/25/35	148,705
		Series - 2005 KS3 (Class M3)
14,225		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	14,120
		Series - 2006 HI5 (Class A2)
1,850,000		Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	1,005,192
		Series - 2005 HI3 (Class M5)
5,353,556		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	5,354,942
		Series - 2006 HI2 (Class A3)
794,737		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	719,274
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	433,541
		Series - 2006 HI1 (Class M1)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		Residential Funding Mortgage Securities II, Inc	6.060%	02/25/36	$1,137,912
		Series - 2006 HI1 (Class M2)
650,598		Saxon Asset Securities Trust	6.120	11/25/30	651,815
		Series - 2002 2 (Class AF6)
2,730,483	i	Securitized Asset Backed Receivables LLC Trust	0.444	03/25/36	2,642,111
		Series - 2006 NC2 (Class A2)
500,000	g	SLM Student Loan Trust	4.370	04/17/28	507,723
		Series - 2011 A (Class A2)
340,000	g	SLM Student Loan Trust	3.740	02/15/29	331,817
		Series - 2011 B (Class A2)
710,973	i	Soundview Home Equity Loan Trust	0.404	10/25/36	697,835
		Series - 2006 EQ1 (Class A2)
1,304,496	i	Structured Asset Investment Loan Trust	0.694	05/25/35	1,245,402
		Series - 2005 4 (Class M1)
455,000	g	Vornado DP LLC	5.280	09/13/28	448,544
		Series - 2010 VNO (Class C)
766,375	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	632,260
		Series - 2006 N1 (Class N1)
193,257	g,i	Wachovia Loan Trust	0.654	05/25/35	149,559
		Series - 2005 SD1 (Class A)
137,511	i	Wells Fargo Home Equity Trust	0.434	07/25/36	119,536
		Series - 2006 2 (Class A3)
200,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	220,907
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			62,122,448

OTHER MORTGAGE BACKED - 5.6%
225,000	i	Banc of America Commercial Mortgage, Inc	4.767	07/10/43	205,722
		Series - 2005 3 (Class AJ)
2,423,000	g,i	Banc of America Commercial Mortgage, Inc	5.317	07/10/43	2,013,935
		Series - 2005 2 (Class E)
800,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	821,342
		Series - 2006 4 (Class AM)
412,392	g,i	Banc of America Large Loan, Inc	0.538	03/15/22	403,649
		Series - 2005 MIB1 (Class B)
181,665	g,i	Banc of America Large Loan, Inc	0.588	03/15/22	173,272
		Series - 2005 MIB1 (Class C)
184,000	g,i	Banc of America Large Loan, Inc	0.638	03/15/22	173,659
		Series - 2005 MIB1 (Class D)
152,000	g,i	Banc of America Large Loan, Inc	0.678	03/15/22	141,938
		Series - 2005 MIB1 (Class E)
2,174,077	g,i	Banc of America Large Loan, Inc	5.898	02/15/51	2,145,447
		Series - 2010 UB3 (Class A4B3)
100,786		Bank of America Alternative Loan Trust	5.500	09/25/19	100,592
		Series - 2004 8 (Class 3A1)
946,267		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	844,932
		Series - 2005 AC2 (Class 1A)
200,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	219,483
		Series - 2006 PW14 (Class A4)
330,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	338,149
		Series - 2006 PW13 (Class AM)
100,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	104,418
		Series - 2006 T24 (Class AM)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$115,000	i	Bear Stearns Commercial Mortgage Securities	5.694%	06/11/50	$126,628
		Series - 2007 PW17 (Class A4)
140,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	154,819
		Series - 2007 PW18 (Class A4)
1,096,188		Citicorp Mortgage Securities, Inc	5.500	07/25/35	990,197
		Series - 2005 4 (Class 1A7)
2,340,000	g	Commercial Mortgage Pass Through Certificates	4.305	12/10/12	2,334,146
		Series - 2011 STRT (Class B)
1,625,000	g	Commercial Mortgage Pass Through Certificates	4.755	12/10/12	1,612,811
		Series - 2011 STRT (Class C)
560,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	547,025
		Series - 2007 C9 (Class AM)
436,575		Countrywide Alternative Loan Trust	5.500	08/25/16	436,271
		Series - 2004 30CB (Class 1A15)
441,189		Countrywide Alternative Loan Trust	5.500	09/25/35	439,967
		Series - 2005 34CB (Class 1A6)
1,726,393		Countrywide Alternative Loan Trust	5.500	10/25/35	269,438
		Series - 2005 42CB (Class A12)
2,383,929	i	Countrywide Alternative Loan Trust	0.434	07/25/46	2,151,683
		Series - 2006 OA8 (Class 2A2)
173,059		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	164,382
		Series - 2005 12 (Class 1A5)
1,974,026	i	Countrywide Home Loan Mortgage Pass Through Trust	0.594	08/25/35	1,802,110
		Series - 2005 J2 (Class 3A6)
75,049		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	74,801
		Series - 2005 J3 (Class 1A1)
143,207	g,i	Credit Suisse Mortgage Capital Certificates	0.458	04/15/22	129,318
		Series - 2007 TF2A (Class A1)
2,400,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	2,283,401
		Series - 2009 RR1 (Class A3C)
170,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	173,465
		Series - 2003 C3 (Class B)
1,855,000	i	Greenwich Capital Commercial Funding Corp	5.882	07/10/38	1,882,081
		Series - 2006 GG7 (Class AM)
430,000	g	GS Mortgage Securities Corp II	5.148	08/10/43	403,843
		Series - 2010 C1 (Class B)
515,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	522,113
		Series - 2010 C2 (Class B)
305,000	g,i	GS Mortgage Securities Corp II	5.229	12/10/43	275,926
		Series - 2010 C2 (Class C)
100,053	i	GSR Mortgage Loan Trust	2.765	01/25/36	93,967
		Series - 2006 AR1 (Class 2A2)
100,000	g,i	HVB Mortgage Capital Corp	2.326	09/10/22	96,603
		Series - 2003 FL1A (Class J)
3,283,240	i	Impac CMB Trust	0.934	08/25/35	1,917,790
		Series - 2005 5 (Class A1)
1,172,300	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.598	02/15/20	1,098,532
		Series - 2006 FL1A (Class D)
3,960,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.075	11/15/43	3,854,431
		Series - 2010 C2 (Class B)
125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.528	11/15/43	120,381
		Series - 2010 C2 (Class C)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,090,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440%	05/15/45	$2,127,633
		Series - 2006 LDP8 (Class AM)
310,000	g,i,m	JP Morgan Chase Commercial Mortgage Securities Corp	5.251	07/15/46	264,526
		Series - 2011 C4 (Class C)
720,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	763,561
		Series - 2006 LDP9 (Class A3)
1,040,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.817	06/15/49	1,105,236
		Series - 2007 LD11 (Class A4)
95,789	i	JP Morgan Mortgage Trust	4.307	04/25/35	95,402
		Series - 2005 A2 (Class 5A1)
200,000		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	213,661
		Series - 2005 C1 (Class A4)
1,120,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,220,364
		Series - 2007 C1 (Class A4)
320,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	341,331
		Series - 2007 C2 (Class A3)
733,000		LB-UBS Commercial Mortgage Trust	5.455	02/15/40	731,780
		Series - 2007 C1 (Class AM)
75,000	i	LB-UBS Commercial Mortgage Trust	5.858	07/15/40	82,155
		Series - 2007 C6 (Class A4)
198,924		MASTER Asset Securitization Trust	5.000	05/25/35	197,829
		Series - 2005 1 (Class 2A5)
1,388,520		MASTR Alternative Loans Trust	5.500	02/25/35	1,028,978
		Series - 2005 1 (Class 6A5)
241,897	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	253,662
		Series - 2005 CIP1 (Class AM)
1,445,000	i	Morgan Stanley Capital I	5.447	02/12/44	1,580,704
		Series - 2007 HQ11 (Class A4)
420,000		Morgan Stanley Capital I	5.364	03/15/44	443,768
		Series - 2007 IQ13 (Class A4)
82,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	68,568
		Series - 2011 C1 (Class D)
1,242,000	g,i	Morgan Stanley Capital I	5.255	09/15/47	1,097,594
		Series - 2011 C1 (Class C)
125,000	i	Morgan Stanley Capital I	5.544	11/12/49	129,305
		Series - 2007 T25 (Class AM)
1,000,000	i	Nomura Asset Securities Corp	7.070	03/15/30	1,047,331
		Series - 1998 D6 (Class A2)
1,145,000	g,i	RBSCF Trust	4.640	04/15/24	1,143,880
		Series - 2010 MB1 (Class B)
370,000	g,i	RBSCF Trust	4.673	04/15/24	339,472
		Series - 2010 MB1 (Class D)
889,333		Residential Accredit Loans, Inc	5.750	05/25/35	144,856
		Series - 2005 QS6 (Class A7)
530,081		Residential Accredit Loans, Inc	6.000	06/25/36	306,693
		Series - 2006 QS7 (Class A3)
2,739,711	i	Residential Accredit Loans, Inc	0.484	05/25/46	1,345,250
		Series - 2006 QO5 (Class 2A1)
1,500,000		Residential Asset Securitization Trust	5.500	02/25/35	1,141,244
		Series - 2004 A10 (Class A2)
361,254	i	Residential Funding Mortgage Securities I, Inc	2.886	08/25/35	293,450
		Series - 2005 SA3 (Class 2A1)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$63,995	i	Structured Adjustable Rate Mortgage Loan Trust	0.674%	03/25/35	$60,738
		Series - 2005 6XS (Class A3)
1,643,803	i	Structured Asset Mortgage Investments, Inc	0.604	09/25/45	875,041
		Series - 2005 AR6 (Class 2A1)
124,062	i	Wachovia Bank Commercial Mortgage Trust	4.957	08/15/35	124,442
		Series - 2003 C6 (Class A3)
300,000		Wachovia Bank Commercial Mortgage Trust	5.246	12/15/43	303,195
		Series - 2007 C30 (Class A3)
1,425,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	1,186,967
		Series - 2007 C30 (Class AM)
880,000	i	Wachovia Bank Commercial Mortgage Trust	5.970	06/15/45	911,501
		Series - 2006 C26 (Class AM)
175,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	168,684
		Series - 2007 C34 (Class AM)
415,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	437,859
		Series - 2007 C31 (Class A5)
225,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	222,457
		Series - 2006 C29 (Class AM)
2,185,000	i	Wachovia Bank Commercial Mortgage Trust	5.368	11/15/48	1,383,645
		Series - 2006 C29 (Class AJ)
100,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	108,273
		Series - 2007 C33 (Class A4)
1,173,410		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	1,178,316
		Series - 2005 2 (Class 1A1)
225,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	10/15/57	226,571
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			56,338,589

		TOTAL STRUCTURED ASSETS			118,461,037
		(Cost $126,857,640)

		TOTAL BONDS			933,881,552
		(Cost $908,836,434)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.0%
38,322		Federal Home Loan Mortgage Corp	8.375	12/30/49	50,968
110,728		Federal National Mortgage Association	8.250	12/30/49	152,805

		TOTAL BANKS			203,773

DIVERSIFIED FINANCIALS - 0.1%
54,446		GMAC Capital Trust I	8.125	02/15/40	1,052,986

		TOTAL DIVERSIFIED FINANCIALS			1,052,986

		TOTAL PREFERRED STOCKS			1,256,759
		(Cost $5,087,400)

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 16.2%

GOVERNMENT AGENCY DEBT - 1.8%
$8,500,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.043%	04/16/12	$8,499,507
10,000,000	d	Federal National Mortgage Association (FNMA)	0.011	03/08/12	9,999,640

		TOTAL GOVERNMENT AGENCY DEBT			18,499,147

TREASURY DEBT - 14.4%
16,700,000	d	United States Treasury Bill	0.024	03/29/12	16,699,198
44,600,000	d	United States Treasury Bill	0.018-0.021	04/19/12	44,597,369
18,530,000	d	United States Treasury Bill	0.010	05/10/12	18,528,017
24,600,000	d	United States Treasury Bill	0.020-0.026	05/17/12	24,596,777
20,000,000	d	United States Treasury Bill	0.030	05/31/12	19,996,680
20,000,000	d	United States Treasury Bill	0.022	06/28/12	19,994,100

		TOTAL TREASURY DEBT			144,412,141

		TOTAL SHORT-TERM INVESTMENTS			162,911,288
		(Cost $162,910,873)

		TOTAL INVESTMENTS - 112.1%			1,128,975,489
		(Cost $1,108,254,179)
		OTHER ASSETS & LIABILITIES, NET - (12.1)%			(121,650,807)

		NET ASSETS - 100.0%			$1,007,324,682

		Abbreviation(s):
		ABS Asset-Based Security
		REIT Real Estate Investment Trust

	d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2011, the total value of these securities amounted to $146,381,187 or 14.5% of net assets.

	h	All or a portion of these securities were purchased on a delayed delivery basis.
	i	Floating or variable rate security. Coupon reflects the rate at period end.
	j	Zero coupon.
	m	Indicates a security that has been deemed illiquid.
	n	In default.
	r	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.

TIAA-CREF FUNDS – Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.2%

CAPITAL GOODS - 0.1%
$495,000	i	TransDigm, Inc	4.000%	02/14/17	$490,362

		TOTAL CAPITAL GOODS			490,362

CONSUMER SERVICES - 0.2%
1,488,750	i	Ameristar Casinos, Inc	4.000	04/14/18	1,482,244

		TOTAL CONSUMER SERVICES			1,482,244

DIVERSIFIED FINANCIALS - 0.2%
1,985,000	i	TransUnion LLC	4.750	02/10/18	1,975,908

		TOTAL DIVERSIFIED FINANCIALS			1,975,908

FOOD & STAPLES RETAILING - 0.3%
1,990,000	i	Del Monte Foods Co	4.500	02/15/18	1,885,525

		TOTAL FOOD & STAPLES RETAILING			1,885,525

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
653,019	i	Fresenius US Finance I, Inc	3.500	09/10/14	649,754
1,816,211	i	Fresenius US Finance I, Inc	3.500	09/10/14	1,807,131
851,882	i	HCA, Inc	1.496	11/17/12	844,812

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,301,697

		TOTAL BANK LOAN OBLIGATIONS			9,135,736
		(Cost $9,255,823)

BONDS - 90.2%

CORPORATE BONDS - 31.4%

BANKS - 8.8%
4,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	3,962,227
500,000	g,i	Banco Bradesco S.A.	2.561	05/16/14	490,766
500,000	g	Banco Bradesco S.A.	4.125	05/16/16	504,250
260,000	g	Banco de Bogota S.A.	5.000	01/15/17	262,062
500,000	g	Banco de Credito del Peru	4.750	03/16/16	498,750
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	484,403
285,000	g	Banco do Brasil S.A.	4.500	01/22/15	294,690
500,000		Banco do Brasil S.A.	3.875	01/23/17	494,500
500,000	g,i	Banco Santander Chile	1.659	04/20/12	500,160
280,000	g	Banco Santander Chile	3.750	09/22/15	279,142
1,000,000		Bank of America Corp	4.750	08/15/13	995,186
725,000		Bank of America Corp	3.625	03/17/16	668,291
2,000,000		Bank of America Corp	3.750	07/12/16	1,851,838
200,000		Bank of New York Mellon Corp	4.300	05/15/14	214,590

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Bank of New York Mellon Corp	2.300%	07/28/16	$1,003,102
7,000,000	g	Bank of Nova Scotia	1.450	07/26/13	7,081,038
4,160,000	g	Bank of Nova Scotia	1.650	10/29/15	4,154,946
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,833,850
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.250	02/24/14	1,018,202
3,250,000		Capital One Financial Corp	2.125	07/15/14	3,208,335
1,500,000		Citigroup, Inc	6.000	12/13/13	1,552,139
4,565,000		Citigroup, Inc	5.000	09/15/14	4,518,016
3,100,000		Citigroup, Inc	4.750	05/19/15	3,139,553
250,000		Deutsche Bank AG	3.875	08/18/14	254,319
250,000		First Horizon National Corp	5.375	12/15/15	253,063
1,000,000	g	HSBC Bank plc	1.625	08/12/13	985,050
1,000,000	g	HSBC Bank plc	3.500	06/28/15	1,008,074
2,297,000		JPMorgan Chase & Co	3.150	07/05/16	2,307,750
500,000	g	National Australia Bank Ltd	2.500	01/08/13	502,555
275,000		Northern Trust Corp	4.625	05/01/14	295,797
4,000,000	g	Royal Bank of Canada	3.125	04/14/15	4,196,876
500,000	g	Shinhan Bank	4.125	10/04/16	503,423
225,000		State Street Corp	4.300	05/30/14	240,811
1,000,000	g	Sumitomo Mitsui Banking Corp	2.150	07/22/13	1,015,301
6,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	5,921,022
1,000,000		US Bancorp	1.125	10/30/13	1,001,870
3,500,000		Wells Fargo & Co	2.625	12/15/16	3,497,865
1,000,000		Westpac Banking Corp	2.100	08/02/13	1,009,769
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,011,602
200,000		Zions Bancorporation	7.750	09/23/14	212,058

		TOTAL BANKS			66,227,241

CAPITAL GOODS - 0.8%
50,000		Black & Decker Corp	8.950	04/15/14	57,743
2,500,000		Caterpillar Financial Services Corp	1.550	12/20/13	2,533,913
250,000		CRH America, Inc	4.125	01/15/16	249,602
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,014,953
1,000,000		Lockheed Martin Corp	2.125	09/15/16	1,001,633
1,000,000		Tyco International Finance S.A.	6.000	11/15/13	1,083,333
75,000		Tyco International Finance S.A.	4.125	10/15/14	79,934

		TOTAL CAPITAL GOODS			6,021,111

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,000,000		Johnson Controls, Inc	1.750	03/01/14	1,008,645
1,000,000		Thomson Corp	5.250	08/15/13	1,059,210
1,000,000		Waste Management, Inc	2.600	09/01/16	1,015,026

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,082,881

CONSUMER DURABLES & APPAREL - 0.1%
598,000	i	Hanesbrands, Inc	4.146	12/15/14	595,010
200,000		Whirlpool Corp	8.000	05/01/12	204,463

		TOTAL CONSUMER DURABLES & APPAREL			799,473

CONSUMER SERVICES - 0.2%
390,000	g	Transnet Ltd	4.500	02/10/16	394,953
1,000,000		Walt Disney Co	0.875	12/01/14	1,004,682

		TOTAL CONSUMER SERVICES			1,399,635

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

DIVERSIFIED FINANCIALS - 5.1%
$2,000,000	g	Abbey National Treasury Services plc	3.875%	11/10/14	$1,877,014
250,000		American Express Centurion Bank	5.550	10/17/12	257,713
1,000,000		American Express Credit Corp	5.875	05/02/13	1,051,155
1,000,000		American Express Credit Corp	2.800	09/19/16	1,004,900
1,000,000	g	American Honda Finance Corp	4.625	04/02/13	1,035,327
500,000	g	Banco Mercantil del Norte S.A.	4.375	07/19/15	501,875
125,000		Barclays Bank plc	5.200	07/10/14	128,853
500,000		BlackRock, Inc	3.500	12/10/14	533,913
2,000,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	1,999,953
1,000,000	i	Countrywide Financial Corp	0.715	05/07/12	984,403
130,000		Credit Suisse	5.000	05/15/13	133,355
500,000		Credit Suisse	5.500	05/01/14	519,710
100,000		Eaton Vance Corp	6.500	10/02/17	112,230
500,000		FIA Card Services NA	7.125	11/15/12	506,983
1,000,000		General Electric Capital Corp	2.800	01/08/13	1,019,000
1,250,000		General Electric Capital Corp	1.875	09/16/13	1,265,396
500,000		General Electric Capital Corp	3.750	11/14/14	527,034
500,000	i	Goldman Sachs Capital II	5.793	12/30/49	307,500
650,000		Goldman Sachs Group, Inc	5.450	11/01/12	661,036
50,000		Goldman Sachs Group, Inc	4.750	07/15/13	50,661
3,015,000		Goldman Sachs Group, Inc	3.625	02/07/16	2,913,162
1,350,000	g	Harley-Davidson Financial Services, Inc	3.875	03/15/16	1,398,481
500,000		HSBC Finance Corp	4.750	07/15/13	510,572
160,000	g	Hyundai Capital America	3.750	04/06/16	159,507
200,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	203,972
618,000	g	ICICI Bank Ltd	5.500	03/25/15	618,159
500,000	g	ICICI Bank Ltd	4.750	11/25/16	475,071
150,000	g	International Lease Finance Corp	6.500	09/01/14	153,375
300,000		International Lease Finance Corp	5.750	05/15/16	278,263
385,000	g	Inversiones CMPC S.A.	4.750	01/19/18	401,657
1,000,000		Jefferies Group, Inc	3.875	11/09/15	885,000
500,000	n	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	50
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	302,181
1,525,000		Morgan Stanley	6.000	05/13/14	1,539,815
1,500,000		Morgan Stanley	2.875	07/28/14	1,412,642
150,000		Morgan Stanley	6.000	04/28/15	150,261
1,000,000		Morgan Stanley	3.800	04/29/16	921,314
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	256,170
535,000		National Rural Utilities Cooperative Finance Corp	2.625	09/16/12	541,795
375,000		Nomura Holdings, Inc	4.125	01/19/16	365,955
3,000,000	g	Nordea Eiendomskreditt AS.	2.125	09/22/16	3,013,635
500,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	514,060
1,000,000		Rabobank Nederland NV	2.125	10/13/15	979,900
1,000,000		Royal Bank of Scotland plc	3.400	08/23/13	972,862
1,000,000		Toyota Motor Credit Corp	1.375	08/12/13	1,009,297
1,000,000		UBS AG.	2.250	08/12/13	991,085
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,056,553
1,000,000	g	Volkswagen International Finance NV	1.625	08/12/13	1,002,747
100,000	g	WT Finance Aust Pty Ltd	5.125	11/15/14	104,771

		TOTAL DIVERSIFIED FINANCIALS			37,610,323

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

ENERGY - 1.8%
$142,000		Arch Western Finance LLC	6.750%	07/01/13	$142,710
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,072,564
530,000		BP Capital Markets plc	3.200	03/11/16	555,452
2,500,000		Chesapeake Energy Corp	7.625	07/15/13	2,643,749
350,000		ConocoPhillips	4.600	01/15/15	387,098
500,000		Devon Energy Corp	5.625	01/15/14	545,191
421,450		Dolphin Energy Ltd	5.888	06/15/19	457,273
390,000	g	Empresa Nacional del Petroleo	4.875	03/15/14	410,947
225,000		Enterprise Products Operating LLC	4.600	08/01/12	228,310
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,201,755
500,000	g	Gaz Capital S.A.	7.510	07/31/13	528,750
350,000	g	Gaz Capital S.A.	5.092	11/29/15	354,095
350,000		Marathon Petroleum Corp	3.500	03/01/16	356,262
375,000		Noble Holding International Ltd	3.450	08/01/15	390,134
500,000	g	Novatek Finance Ltd	5.326	02/03/16	503,750
500,000		Occidental Petroleum Corp	2.500	02/01/16	522,965
225,000		Petrobras International Finance Co	3.875	01/27/16	231,797
500,000		Petroleos Mexicanos	4.875	03/15/15	531,875
500,000		Shell International Finance BV	3.100	06/28/15	536,070
100,000		Statoil ASA	2.900	10/15/14	104,938
1,000,000		Total Capital Canada Ltd	1.625	01/28/14	1,016,831
475,000		Valero Energy Corp	4.500	02/01/15	508,212
250,000		XTO Energy, Inc	4.625	06/15/13	264,115

		TOTAL ENERGY			13,494,843

FOOD & STAPLES RETAILING - 0.6%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,133,426
1,000,000		Kroger Co	5.000	04/15/13	1,046,150
500,000		Safeway, Inc	3.400	12/01/16	512,784
2,000,000		SUPERVALU, Inc	7.500	05/15/12	2,025,000

		TOTAL FOOD & STAPLES RETAILING			4,717,360

FOOD, BEVERAGE & TOBACCO - 1.4%
700,000		Anheuser-Busch InBev Worldwide, Inc	4.125	01/15/15	754,713
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	527,570
600,000		Coca-Cola Co	1.800	09/01/16	610,291
1,000,000		Coca-Cola Enterprises, Inc	1.125	11/12/13	1,003,190
2,000,000		Constellation Brands, Inc	8.375	12/15/14	2,245,001
1,000,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	1,013,848
1,225,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	1,304,789
135,000		General Mills, Inc	5.200	03/17/15	150,389
1,000,000		Kraft Foods, Inc	5.250	10/01/13	1,066,691
50,000		PepsiAmericas, Inc	5.750	07/31/12	51,506
1,000,000		PepsiCo, Inc	0.875	10/25/13	1,004,919
150,000		Philip Morris International, Inc	4.875	05/16/13	158,288
250,000		Philip Morris International, Inc	6.875	03/17/14	281,260

		TOTAL FOOD, BEVERAGE & TOBACCO			10,172,455

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 0.8%

$200,000		Becton Dickinson and Co	1.750%	11/08/16	$201,504
250,000		Boston Scientific Corp	4.500	01/15/15	262,353
131,000		CHS/Community Health Systems	8.875	07/15/15	135,258
1,538,000		HCA, Inc	6.300	10/01/12	1,564,915
904,000		McKesson Corp	3.250	03/01/16	956,724
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,005,656
200,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	202,400
1,000,000		Thermo Fisher Scientific, Inc	2.050	02/21/14	1,024,167
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	258,964

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,611,941

INSURANCE - 0.9%
1,000,000		American International Group, Inc	3.650	01/15/14	971,190
2,000,000		MetLife, Inc	2.375	02/06/14	2,027,906
1,020,000		Progressive Corp	6.375	01/15/12	1,021,316
1,000,000		Prudential Financial, Inc	5.100	09/20/14	1,075,556
250,000		United Health Group, Inc	4.875	02/15/13	260,329
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,523,455

		TOTAL INSURANCE			6,879,752

MATERIALS - 1.4%
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	207,594
2,000,000		Airgas, Inc	2.850	10/01/13	2,037,512
40,000		Airgas, Inc	4.500	09/15/14	42,382
1,665,000	g	Anglo American Capital plc	2.150	09/27/13	1,667,766
2,000,000		ArcelorMittal	5.375	06/01/13	2,047,396
675,000		ArcelorMittal	3.750	08/05/15	645,284
500,000		Bemis Co, Inc	4.875	04/01/12	504,064
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,082,176
1,000,000	g,i	Cemex SAB de C.V.	5.579	09/30/15	743,750
1,000,000		EI Du Pont de Nemours & Co	3.250	01/15/15	1,066,441
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	509,250

		TOTAL MATERIALS			10,553,615

MEDIA - 1.1%
600,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	652,508
2,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,125,000
1,000,000		Lamar Media Corp	9.750	04/01/14	1,120,000
1,000,000		Lamar Media Corp	6.625	08/15/15	1,017,500
1,000,000		NBCUniversal Media LLC	3.650	04/30/15	1,055,469
1,000,000		Time Warner Cable, Inc	7.500	04/01/14	1,119,655
250,000		Time Warner, Inc	3.150	07/15/15	260,030
325,000		Viacom, Inc	2.500	12/15/16	324,877

		TOTAL MEDIA			7,675,039

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
1,000,000		Abbott Laboratories	2.700	05/27/15	1,048,793
325,000		Eli Lilly & Co	3.550	03/06/12	326,696
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	1,058,327
600,000		Johnson & Johnson	2.150	05/15/16	625,775
120,000		Life Technologies Corp	3.500	01/15/16	120,501
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,037,665

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$180,000	Novartis Capital Corp	4.125%	02/10/14	$192,586
500,000	Novartis Capital Corp	2.900	04/24/15	529,166
175,000	Pfizer, Inc	5.350	03/15/15	197,958

	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5,137,467

REAL ESTATE - 0.1%
75,000	AMB Property LP	7.625	08/15/14	82,144
335,000	HCP, Inc	3.750	02/01/16	340,851
665,000	Health Care REIT, Inc	3.625	03/15/16	654,465

	TOTAL REAL ESTATE			1,077,460

RETAILING - 1.2%
2,000,000	Limited Brands, Inc	5.250	11/01/14	2,080,000
1,000,000	Macy’s Retail Holdings, Inc	5.875	01/15/13	1,029,549
2,212,000	Macy’s Retail Holdings, Inc	5.750	07/15/14	2,352,919
500,000	Staples, Inc	9.750	01/15/14	571,736
2,300,000	Target Corp	1.125	07/18/14	2,316,894
1,000,000	Wal-Mart Stores, Inc	3.000	02/03/14	1,053,109

	TOTAL RETAILING			9,404,207

SOFTWARE & SERVICES - 1.9%
5,000,000	International Business Machines Corp	1.000	08/05/13	5,039,364
1,610,000	International Business Machines Corp	1.950	07/22/16	1,656,949
5,000,000	Microsoft Corp	0.875	09/27/13	5,043,425
650,000	Microsoft Corp	1.625	09/25/15	668,719
1,000,000	Oracle Corp	4.950	04/15/13	1,056,048

	TOTAL SOFTWARE & SERVICES			13,464,505

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
250,000	Amphenol Corp	4.750	11/15/14	267,868
668,000	Cisco Systems, Inc	2.900	11/17/14	706,694
300,000	Hewlett-Packard Co	4.250	02/24/12	301,351
130,000	Hewlett-Packard Co	4.500	03/01/13	133,698
100,000	Hewlett-Packard Co	4.750	06/02/14	105,606
1,000,000	IBM International Group Capital LLC	5.050	10/22/12	1,036,266
112,000	L-3 Communications Corp	6.375	10/15/15	114,800
500,000	L-3 Communications Corp	3.950	11/15/16	504,662
175,000	Xerox Corp	8.250	05/15/14	197,467

	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			3,368,412

TELECOMMUNICATION SERVICES - 1.5%
315,000	America Movil SAB de C.V.	2.375	09/08/16	314,122
1,000,000	AT&T, Inc	2.500	08/15/15	1,035,470
1,000,000	AT&T, Inc	2.950	05/15/16	1,042,137
1,000,000	British Telecommunications plc	5.150	01/15/13	1,035,346
1,000,000	Cellco Partnership	7.375	11/15/13	1,113,441
1,000,000	France Telecom S.A.	2.125	09/16/15	990,724
1,000,000	Telecom Italia Capital S.A.	5.250	11/15/13	960,584
850,000	Telecom Italia Capital S.A.	6.175	06/18/14	817,585
1,000,000	Telefonica Emisiones SAU	2.582	04/26/13	975,797
1,000,000	Telefonica Emisiones SAU	3.729	04/27/15	958,978

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Telefonica Emisiones SAU	3.992%	02/16/16	$961,501
190,000		Verizon Communications, Inc	5.250	04/15/13	200,494
500,000	g	Vimpelcom Holdings	6.255	03/01/17	450,000
250,000		Windstream Corp	8.125	08/01/13	267,500

		TOTAL TELECOMMUNICATION SERVICES			11,123,679

TRANSPORTATION - 0.6%
350,000	g	Asciano Finance Ltd	3.125	09/23/15	338,465
1,600,000		CSX Corp	5.750	03/15/13	1,684,256
1,000,000	g	ERAC USA Finance LLC	5.800	10/15/12	1,034,557
1,000,000	g	ERAC USA Finance LLC	2.750	07/01/13	1,016,869
175,000		Union Pacific Corp	4.163	07/15/22	189,940

		TOTAL TRANSPORTATION			4,264,087

UTILITIES - 1.8%
500,000	g	Abu Dhabi National Energy Co	6.600	08/01/13	528,750
750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	754,688
1,000,000		AES Corp	7.750	03/01/14	1,080,000
180,000		Alliant Energy Corp	4.000	10/15/14	188,628
250,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	281,015
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,094,030
1,000,000		Dominion Resources, Inc	1.800	03/15/14	1,018,171
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	543,733
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,917,325
500,000	g	KazMunaiGaz Finance Sub BV	8.375	07/02/13	523,750
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,039,721
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	200,251
500,000		Korea Midland Power Co Ltd	5.375	02/11/13	513,721
1,000,000		Northeast Utilities	5.650	06/01/13	1,057,591
625,000		ONEOK Partners LP	5.900	04/01/12	631,895
500,000		Pepco Holdings, Inc	2.700	10/01/15	506,439
500,000		PG&E Corp	5.750	04/01/14	544,780
500,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	535,000
250,000		Veolia Environnement	5.250	06/03/13	263,060
450,000		Williams Partners LP	3.800	02/15/15	472,407

		TOTAL UTILITIES			13,694,955

		TOTAL CORPORATE BONDS			235,780,441
		(Cost $235,067,317)

GOVERNMENT BONDS - 47.5%

AGENCY SECURITIES - 13.7%
1,000,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,016,318
3,000,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	3,067,062
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750	03/28/13	5,027,860
20,000,000		FHLMC	0.550	09/30/13	19,983,620
7,500,000		FHLMC	1.000	08/28/14	7,505,528

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		Federal National Mortgage Association (FNMA)	3.625%	02/12/13	$2,074,102
6,500,000		FNMA	1.250	08/20/13	6,590,974
1,500,000		FNMA	2.750	03/13/14	1,571,799
1,000,000		FNMA	2.500	05/15/14	1,043,683
25,000,000		FNMA	1.125	06/27/14	25,324,424
2,000,000		FNMA	3.000	09/16/14	2,131,914
5,000,000		FNMA	2.625	11/20/14	5,290,120
3,000,000		Citigroup Funding, Inc	2.250	12/10/12	3,055,713
2,000,000		Citigroup, Inc	2.125	04/30/12	2,013,334
2,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	1,984,180
1,000,000		General Electric Capital Corp	2.250	03/12/12	1,004,103
300,000		General Electric Capital Corp	2.125	12/21/12	305,581
2,000,000		General Electric Capital Corp	2.625	12/28/12	2,047,870
2,800,000		GMAC, Inc	1.750	10/30/12	2,836,114
3,600,000		GMAC, Inc	2.200	12/19/12	3,668,652
2,000,000		Private Export Funding Corp	3.550	04/15/13	2,080,486
1,000,000		Sovereign Bancorp, Inc	2.750	01/17/12	1,000,967
1,000,000		State Street Corp	2.150	04/30/12	1,006,744
500,000		US Central Federal Credit Union	1.900	10/19/12	506,976
500,000		Wells Fargo & Co	2.125	06/15/12	504,513

		TOTAL AGENCY SECURITIES			102,642,637

FOREIGN GOVERNMENT BONDS - 5.2%
1,250,000	g	Bank of Montreal	2.625	01/25/16	1,290,333
7,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	7,077,945
800,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	827,401
750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	775,905
1,100,000		Eksportfinans ASA	5.000	02/14/12	1,093,982
1,014,000		Eksportfinans ASA	2.000	09/15/15	839,977
1,000,000		Export Development Canada	2.250	05/28/15	1,048,812
300,000		Export-Import Bank of Korea	8.125	01/21/14	331,557
225,000		Export-Import Bank of Korea	4.125	09/09/15	230,684
500,000		Export-Import Bank of Korea	3.750	10/20/16	501,330
125,000		Hungary Government International Bond	4.750	02/03/15	113,750
370,000	g	Indonesia Government International Bond	6.875	03/09/17	430,125
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	413,000
2,280,000	g	National Bank of Canada	1.650	01/30/14	2,304,072
420,000		Poland Government International Bond	3.875	07/16/15	427,266
3,000,000		Province of British Columbia Canada	2.850	06/15/15	3,178,371
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,136,002
2,000,000		Province of Nova Scotia Canada	2.375	07/21/15	2,084,882
700,000		Province of Ontario Canada	2.950	02/05/15	737,175
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,361,563
1,200,000		Province of Ontario Canada	1.600	09/21/16	1,196,305
791,000	g	Qatar Government International Bond	4.000	01/20/15	827,782
1,000,000	g	Qatar Government International Bond	3.125	01/20/17	1,008,700
550,000		Republic of Italy	4.500	01/21/15	523,771
500,000		Republic of Korea	5.750	04/16/14	542,202
700,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	703,500
500,000		South Africa Government International Bond	6.500	06/02/14	547,500
4,200,000	g	Toronto-Dominion Bank	2.200	07/29/15	4,300,611
500,000	g	Ukraine Government International Bond	6.250	06/17/16	438,750

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$516,000		United Mexican States	5.875%	02/17/14	$558,570

		TOTAL FOREIGN GOVERNMENT BONDS			38,851,823

MORTGAGE BACKED - 2.4%
4,553,083		Federal Home Loan Mortgage Corp (FHLMC)	4.000	05/15/37	4,755,987
38,542		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	41,514
222,583		FGLMC	5.500	01/01/19	243,957
204,442		FGLMC	5.500	01/01/19	224,075
10,576		Federal National Mortgage Association (FNMA)	5.000	06/01/13	11,057
3,910,095		FNMA	4.000	10/25/24	4,125,849
4,280,957		FNMA	4.500	10/25/28	4,453,220
3,852,801		Government National Mortgage Association (GNMA)	2.300	10/15/19	3,850,689

		TOTAL MORTGAGE BACKED			17,706,348

MUNICIPAL BONDS - 0.1%
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	529,840

		TOTAL MUNICIPAL BONDS			529,840

U.S. TREASURY SECURITIES - 26.1%
140,000		United States Treasury Note	0.625	06/30/12	140,388
60,000		United States Treasury Note	1.375	10/15/12	60,584
22,720,000		United States Treasury Note	1.125	06/15/13	23,019,086
575,000		United States Treasury Note	0.125	08/31/13	573,989
7,395,000		United States Treasury Note	3.125	09/30/13	7,763,885
3,125,000	r	United States Treasury Note	0.500	10/15/13	3,138,550
1,980,000		United States Treasury Note	0.250	10/31/13	1,980,309
29,700,000		United States Treasury Note	1.250	04/15/14	30,342,738
45,000		United States Treasury Note	2.250	05/31/14	47,078
1,635,000		United States Treasury Note	2.625	06/30/14	1,727,991
15,000,000		United States Treasury Note	0.500	08/15/14	15,067,965
2,991,000		United States Treasury Note	2.375	08/31/14	3,150,833
10,000,000		United States Treasury Note	0.250	09/15/14	9,975,000
21,278,000		United States Treasury Note	0.500	10/15/14	21,366,112
1,865,000		United States Treasury Note	2.375	10/31/14	1,970,052
25,000,000		United States Treasury Note	0.375	11/15/14	25,015,625
3,967,000		United States Treasury Note	2.250	03/31/16	4,231,365
30,289,000		United States Treasury Note	1.000	08/31/16	30,620,300
2,038,000		United States Treasury Note	1.000	10/31/16	2,057,744
14,042,000		United States Treasury Note	0.875	11/30/16	14,084,786

		TOTAL U.S. TREASURY SECURITIES			196,334,380

		TOTAL GOVERNMENT BONDS			356,065,028
		(Cost $351,895,245)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 11.3%

ASSET BACKED - 10.6%
$230,520		Aames Mortgage Trust	6.896%	06/25/32	$202,972
		Series - 2002 1 (Class A3)
340,053	i	Accredited Mortgage Loan Trust	0.534	09/25/35	304,881
		Series - 2005 3 (Class A1)
250,927	i	ACE Securities Corp	0.764	08/25/35	243,375
		Series - 2005 HE5 (Class M1)
3,000,000	g,m	AESOP Funding II	3.270	02/20/18	3,007,343
		Series - 2011 5A (Class A)
2,000,000		Ally Auto Receivables Trust	2.230	03/15/16	2,051,875
		Series - 2011 1 (Class A4)
2,700,000	g	Ally Auto Receivables Trust	2.590	07/15/16	2,745,129
		Series - 2011 2 (Class B)
3,300,000	g	Ally Auto Receivables Trust	1.900	11/15/16	3,297,870
		Series - 2011 5 (Class B)
2,000,000		AmeriCredit Automobile Receivables Trust	2.040	09/08/15	1,997,519
		Series - 2010 3 (Class B)
2,000,000		AmeriCredit Automobile Receivables Trust	2.330	03/08/16	2,010,472
		Series - 2011 2 (Class B)
3,000,000		AmeriCredit Automobile Receivables Trust	2.450	12/08/16	3,000,508
		Series - 2011 5 (Class B)
1,708,283	i	Ameriquest Mortgage Securities	0.614	05/25/35	1,665,200
		Series - 0 R3 (Class A3D)
2,250,000	i	Asset Backed Funding Certificates	0.734	06/25/35	1,949,301
		Series - 2005 WMC1 (Class M1)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	516,475
		Series - 2009 2A (Class A)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.090	04/20/15	1,994,473
		Series - 2010 4A (Class A)
1,000,000		CarMax Auto Owner Trust	2.630	11/15/16	1,016,337
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	160,093
		Series - 2011 1 (Class C)
140,152		Centex Home Equity	5.540	01/25/32	141,304
		Series - 2002 A (Class AF6)
781,576	i	Centex Home Equity	0.724	03/25/34	644,903
		Series - 2004 B (Class M1)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	75,613
		Series - 2004 2 (Class 1B)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	115,006
		Series - 2004 2 (Class 1M2)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	104,801
		Series - 2002 2 (Class MF2)
72,317		CIT Group Home Equity Loan Trust	6.830	06/25/33	999
		Series - 2002 2 (Class BF)
124,359		Citicorp Mortgage Securities, Inc	5.706	07/25/36	124,563
		Series - 2006 1 (Class A3)
6,000,000		CNH Equipment Trust	1.550	11/15/17	5,996,312
		Series - 2011 C (Class A4)
123,853	i	Countrywide Asset-Backed Certificates	4.454	10/25/35	122,337
		Series - 2005 7 (Class AF3)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$126,086	i	Countrywide Asset-Backed Certificates	0.584%	02/25/36	$125,299
		Series - 2005 11 (Class 3AV2)
51,495	i	Countrywide Asset-Backed Certificates	0.384	01/25/46	50,977
		Series - 2006 8 (Class 2A2)
128,738	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	126,293
		Series - 2006 15 (Class A2)
1,153,820		Credit-Based Asset Servicing and Securitization LLC	4.831	08/25/35	1,120,382
		Series - 2005 CB5 (Class AF2)
134,094		Credit-Based Asset Servicing and Securitization LLC	5.844	04/25/37	132,780
		Series - 2007 CB4 (Class A2A)
2,000,000		DaimlerChrysler Financial Auto Securitization Trust	1.650	11/08/13	1,994,213
		Series - 2010 A (Class B)
1,051,558	g	Flagstar Home Equity Loan Trust	5.781	01/25/35	986,804
		Series - 2007 1A (Class AF3)
2,000,000		Ford Credit Auto Owner Trust	2.380	07/15/16	2,045,165
		Series - 2011 A (Class B)
2,000,000	g	Ford Credit Floorplan Master Owner Trust	2.410	02/15/16	2,030,368
		Series - 2011 1 (Class B)
3,175,000	g	Ford Credit Floorplan Master Owner Trust	4.200	02/15/17	3,412,411
		Series - 2010 3 (Class A1)
177,008		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	175,662
		Series - 2006 HLTV (Class A3)
2,000,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,607,548
		Series - 2006 HLTV (Class A4)
3,170,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	3,431,865
		Series - 2009 2A (Class A2)
62,303		HFC Home Equity Loan Asset Backed Certificates	5.660	03/20/36	62,176
		Series - 2006 3 (Class A2F)
868,031	i	HSI Asset Securitization Corp Trust	0.654	07/25/35	821,178
		Series - 2005 NC1 (Class 2A3)
2,000,000		Hyundai Auto Receivables Trust	2.450	04/15/16	2,054,774
		Series - 2011 A (Class B)
741,899	i	Long Beach Mortgage Loan Trust	0.794	02/25/35	731,217
		Series - 2005 1 (Class M1)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,060,117
		Series - 2011 A (Class B)
24,014	i	Morgan Stanley ABS Capital I	0.334	01/25/37	23,572
		Series - 2007 HE2 (Class A2A)
428,903	g	Morgan Stanley Capital I	2.602	09/15/47	435,283
		Series - 2011 C1 (Class A1)
1,000,000	g	Navistar Financial Corp Owner Trust	1.080	03/18/14	998,983
		Series - 2010 B (Class A3)
500,000		Renaissance Home Equity Loan Trust	5.586	11/25/36	198,481
		Series - 2006 3 (Class AF3)
3,000,000	g	Rental Car Finance Corp	2.510	02/25/16	2,992,141
		Series - 2011 1A (Class A1)
530,773	i	Residential Asset Mortgage Products, Inc	0.594	04/25/35	451,960
		Series - 2005 RZ1 (Class A3)
1,165,860		Residential Funding Mortgage Securities II, Inc	5.570	02/25/36	1,161,999
		Series - 2006 HI1 (Class A3)
3,059,175		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	3,059,967
		Series - 2006 HI2 (Class A3)

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,033,158		Residential Funding Mortgage Securities II, Inc	5.960%	02/25/36	$935,056
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	379,304
		Series - 2006 HI1 (Class M2)
650,598		Saxon Asset Securities Trust	6.120	11/25/30	651,815
		Series - 2002 2 (Class AF6)
1,376,764	i	Securitized Asset Backed Receivables LLC Trust	0.444	03/25/36	1,332,205
		Series - 2006 NC2 (Class A2)
2,000,000	g	SLM Student Loan Trust	4.370	04/17/28	2,030,891
		Series - 2011 A (Class A2)
1,622,658	i	Soundview Home Equity Loan Trust	0.404	10/25/36	1,592,673
		Series - 2006 EQ1 (Class A2)
695,731	i	Structured Asset Investment Loan Trust	0.694	05/25/35	664,214
		Series - 2005 4 (Class M1)
202,242	i	Structured Asset Securities Corp	0.344	02/25/37	195,607
		Series - 2007 BC1 (Class A2)
49,593	i	Structured Asset Securities Corp	0.384	02/25/37	49,215
		Series - 2007 WF1 (Class A2)
83,848	i	Wells Fargo Home Equity Trust	0.434	07/25/36	72,888
		Series - 2006 2 (Class A3)
2,000,000		World Financial Network Credit Card Master Trust	4.660	05/15/17	2,096,380
		Series - 2009 D (Class A)
4,000,000		World Financial Network Credit Card Master Trust	1.680	08/15/18	3,987,454
		Series - 2011 A (Class A)

		TOTAL ASSET BACKED			79,768,979

OTHER MORTGAGE BACKED - 0.7%
2,791,989	i	Countrywide Alternative Loan Trust	0.434	07/25/46	2,519,988
		Series - 2006 OA8 (Class 2A2)
938	i	Greenpoint Mortgage Funding Trust	0.357	09/25/46	935
		Series - 2006 AR4 (Class A1A)
414,231	i	Greenpoint Mortgage Funding Trust	0.374	10/25/46	393,918
		Series - 0 AR5 (Class A1A)
61,699	i	GSR Mortgage Loan Trust	2.765	01/25/36	57,947
		Series - 2006 AR1 (Class 2A2)
812,272		MASTER Asset Securitization Trust	5.000	05/25/35	807,802
		Series - 2005 1 (Class 2A5)
1,355,157	i	Residential Funding Mortgage Securities I, Inc	2.886	08/25/35	1,100,806
		Series - 2005 SA3 (Class 2A1)
558,767		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	561,103
		Series - 2005 2 (Class 1A1)

		TOTAL OTHER MORTGAGE BACKED			5,442,499

		TOTAL STRUCTURED ASSETS			85,211,478
		(Cost $87,665,242)

		TOTAL BONDS			677,056,947
		(Cost $674,627,804)

TIAA-CREF FUNDS – Short-Term Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
15,738		Federal Home Loan Mortgage Corp	8.375%	12/30/49	$20,932
55,841		Federal National Mortgage Association	8.250	12/30/49	77,060

		TOTAL BANKS			97,992

		TOTAL PREFERRED STOCKS			97,992
		(Cost $1,789,475)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 7.4%
GOVERNMENT AGENCY DEBT - 0.2%
$1,905,000		Federal Farm Credit Bank (FFCB)	0.005	01/03/12	1,904,999

		TOTAL GOVERNMENT AGENCY DEBT			1,904,999

TREASURY DEBT - 7.2%
26,000,000		United States Treasury Bill	0.009	02/09/12	25,999,225
28,000,000		United States Treasury Bill	0.017	05/10/12	27,997,004

		TOTAL TREASURY DEBT			53,996,229

		TOTAL SHORT-TERM INVESTMENTS			55,901,228
		(Cost $55,902,202)

		TOTAL INVESTMENTS - 98.8%			742,191,903
		(Cost $741,575,304)
		OTHER ASSETS & LIABILITIES, NET - 1.2%			8,943,904

		NET ASSETS - 100.0%			$751,135,807

		Abbreviation(s):
		ABS Asset-Based Security
		REIT Real Estate Investment Trust

	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2011, the total value of these securities amounted to $111,780,834 or 14.9% of net assets.

	i	Floating or variable rate security. Coupon reflects the rate at period end.
	j	Zero coupon.
	m	Indicates a security that has been deemed illiquid.
	n	In default.
	r	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.

TIAA-CREF FUNDS – High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 2.0%

AUTOMOBILES & COMPONENTS - 1.1%
$13,979,750	i	Chrysler Group LLC	6.000%	05/24/17	$13,200,379

		TOTAL AUTOMOBILES & COMPONENTS			13,200,379

CONSUMER SERVICES - 0.5%
5,362,000	i	Burger King Corp	4.500	10/30/16	5,254,760

		TOTAL CONSUMER SERVICES			5,254,760

SOFTWARE & SERVICES - 0.3%
2,947,541	i,m	IMS Health, Inc	4.500	02/26/16	2,935,574

		TOTAL SOFTWARE & SERVICES			2,935,574

UTILITIES - 0.1%
2,046,316	i	Texas Competitive Electric Holdings Co LLC	3.726	10/10/14	1,423,377

		TOTAL UTILITIES			1,423,377

		TOTAL BANK LOAN OBLIGATIONS			22,814,090
		(Cost $24,181,795)

BONDS - 95.3%

CORPORATE BONDS - 95.0%

AUTOMOBILES & COMPONENTS - 2.6%
5,000,000	g	Chrysler Group	8.000	06/15/19	4,575,000
9,000,000	g	Delphi Corp	5.875	05/15/19	9,180,000
11,250,000		Ford Motor Co	7.450	07/16/31	13,500,000
2,760,000		Goodyear Tire & Rubber Co	8.250	08/15/20	3,008,400

		TOTAL AUTOMOBILES & COMPONENTS			30,263,400

BANKS - 0.9%
1,683,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	1,481,040
2,000,000		Amsouth Bank	4.850	04/01/13	1,935,000
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	2,768,194
900,000		Regions Bank	6.450	06/26/37	744,750
4,035,000	g,i	Standard Chartered plc	6.409	12/30/49	3,286,031

		TOTAL BANKS			10,215,015

CAPITAL GOODS - 7.7%
3,000,000		Alliant Techsystems, Inc	6.750	04/01/16	3,075,000
2,875,000		Alliant Techsystems, Inc	6.875	09/15/20	2,932,500
4,250,000		Case New Holland, Inc	7.875	12/01/17	4,802,500
1,975,000	g	China Liansu Group Holdings Ltd	7.875	05/13/16	1,639,250
3,610,000	g	FMG Resources August 2006 Pty Ltd	7.000	11/01/15	3,646,100

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$6,500,000	g	FMG Resources August 2006 Pty Ltd	8.250%	11/01/19	$6,613,750
7,250,000	g	Huntington Ingalls	6.875	03/15/18	7,105,000
1,350,000	g	Huntington Ingalls	7.125	03/15/21	1,323,000
4,450,000	g	Hyva Global BV	8.625	03/24/16	3,671,250
14,200,000	g	Kinetic Concepts, Inc	10.500	11/01/18	13,916,000
1,000,000		Russel Metals, Inc	6.375	03/01/14	1,000,000
5,000,000		Seagate HDD Cayman	6.875	05/01/20	5,137,500
4,975,000	g	Seagate HDD Cayman	7.000	11/01/21	5,099,375
3,158,000	g	Sealed Air Corp	8.125	09/15/19	3,458,010
4,158,000	g	Sealed Air Corp	8.375	09/15/21	4,594,590
2,000,000		SPX Corp	7.625	12/15/14	2,200,000
2,250,000		SPX Corp	6.875	09/01/17	2,430,000
9,531,000		Tomkins LLC	9.000	10/01/18	10,567,496
4,250,000		TransDigm, Inc	7.750	12/15/18	4,568,750

		TOTAL CAPITAL GOODS			87,780,071

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
2,500,000	g	American Achievement Corp	10.875	04/15/16	1,925,000
3,334,000		Visant Corp	10.000	10/01/17	3,050,610

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			4,975,610

CONSUMER DURABLES & APPAREL - 1.3%
6,000,000		Hanesbrands, Inc	8.000	12/15/16	6,525,000
3,525,000		Hanesbrands, Inc	6.375	12/15/20	3,577,875
4,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	4,340,000

		TOTAL CONSUMER DURABLES & APPAREL			14,442,875

CONSUMER SERVICES - 6.2%
5,875,000		AMC Entertainment Holdings, Inc	9.750	12/01/20	5,581,250
6,970,000		Ameristar Casinos, Inc	7.500	04/15/21	7,179,100
2,750,000		Burger King Corp	9.875	10/15/18	2,994,063
1,000,000		Caesars Entertainment Operating Co, Inc	11.250	06/01/17	1,061,250
9,250,000		DineEquity, Inc	9.500	10/30/18	9,932,187
750,000		Harrahs Operating Co, Inc	12.750	04/15/18	596,250
290,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	270,425
2,748,000	g	Live Nation Entertainment, Inc	8.125	05/15/18	2,768,610
6,750,000		Marina District Finance Co, Inc	9.500	10/15/15	6,311,250
3,040,000		MGM Mirage	10.375	05/15/14	3,473,200
1,500,000		MGM Mirage	9.000	03/15/20	1,661,250
6,000,000		MGM Resorts International	6.625	07/15/15	5,700,000
6,310,000		Penn National Gaming, Inc	8.750	08/15/19	6,862,125
3,500,000		Speedway Motorsports, Inc	8.750	06/01/16	3,815,000
3,500,000		Speedway Motorsports, Inc	6.750	02/01/19	3,535,000
4,874,000		Wendys	10.000	07/15/16	5,361,400
2,000,000		Wynn Las Vegas LLC	7.875	11/01/17	2,195,000
2,000,000		Wynn Las Vegas LLC	7.750	08/15/20	2,220,000

		TOTAL CONSUMER SERVICES			71,517,360

DIVERSIFIED FINANCIALS - 6.7%
2,000,000		American General Finance Corp	5.375	10/01/12	1,890,000
2,415,000		American General Finance Corp	6.900	12/15/17	1,738,800

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	g	CIT Group, Inc	5.250%	04/01/14	$1,992,500
2,000,000	g	CIT Group, Inc	7.000	05/04/15	2,002,500
3,000,000	g	CIT Group, Inc	7.000	05/02/16	2,996,250
4,500,000	g	CIT Group, Inc	7.000	05/02/17	4,494,375
2,000,000	g	CIT Group, Inc	6.625	04/01/18	2,070,000
3,000,000	i	Citigroup Capital XXI	8.300	12/21/57	2,996,250
1,600,000	g	CNH Capital LLC	6.250	11/01/16	1,648,000
1,000,000		Ford Motor Credit Co LLC	7.000	04/15/15	1,075,000
1,875,000		Ford Motor Credit Co LLC	12.000	05/15/15	2,296,856
1,750,000		Ford Motor Credit Co LLC	5.625	09/15/15	1,811,161
3,000,000		Ford Motor Credit Co LLC	8.000	12/15/16	3,403,827
2,250,000		Ford Motor Credit Co LLC	8.125	01/15/20	2,648,403
2,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	2,084,262
3,083,000		Ford Motor Credit Co LLC	5.875	08/02/21	3,213,127
1,000,000		GMAC, Inc	6.750	12/01/14	1,005,000
2,000,000		GMAC, Inc	8.300	02/12/15	2,110,000
5,000,000		GMAC, Inc	8.000	03/15/20	5,125,000
2,000,000		GMAC, Inc	7.500	09/15/20	2,020,000
3,000,000		GMAC, Inc	8.000	11/01/31	2,895,000
1,825,000		International Lease Finance Corp	5.625	09/20/13	1,783,938
5,232,000		International Lease Finance Corp	8.625	09/15/15	5,362,800
4,275,000	g	International Lease Finance Corp	6.750	09/01/16	4,381,875
2,232,000		International Lease Finance Corp	8.750	03/15/17	2,298,960
8,000,000		International Lease Finance Corp	6.250	05/15/19	7,390,319
3,600,000		International Lease Finance Corp	8.250	12/15/20	3,636,000

		TOTAL DIVERSIFIED FINANCIALS			76,370,203

ENERGY - 12.5%
1,000,000		Arch Coal, Inc	8.750	08/01/16	1,092,500
12,500,000	g	Arch Coal, Inc	7.000	06/15/19	12,749,999
3,855,000		Bill Barrett Corp	7.625	10/01/19	4,028,475
5,500,000		Chaparral Energy, Inc	8.250	09/01/21	5,568,750
1,250,000		Chesapeake Energy Corp	9.500	02/15/15	1,431,250
2,000,000		Chesapeake Energy Corp	7.250	12/15/18	2,210,000
1,100,000		Chesapeake Energy Corp	6.625	08/15/20	1,179,750
2,375,000		Chesapeake Energy Corp	6.875	11/15/20	2,541,250
4,500,000	g	Chesapeake Oilfield Operating LLC	6.625	11/15/19	4,680,000
2,276,000		Cimarex Energy Co	7.125	05/01/17	2,372,730
4,200,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	4,473,000
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,080,000
6,840,000		Consol Energy Inc	8.000	04/01/17	7,489,799
2,500,000		Consol Energy Inc	8.250	04/01/20	2,762,500
1,820,000		Continental Resources, Inc	7.125	04/01/21	1,974,700
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,205,000
1,390,000		Energy Transfer Equity LP	7.500	10/15/20	1,518,575
1,250,000		Inergy LP	7.000	10/01/18	1,268,750
1,000,000		Inergy LP	6.875	08/01/21	1,005,000
1,425,000		James River Coal Co	7.875	04/01/19	1,075,875
6,750,000	g	Linn Energy LLC	6.500	05/15/19	6,699,375
875,000		Linn Energy LLC	8.625	04/15/20	949,375
1,000,000		Linn Energy LLC	7.750	02/01/21	1,040,000
406,000		Lyondell Chemical Co	8.000	11/01/17	443,555

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,560,000		MarkWest Energy Partners LP	6.750%	11/01/20	$2,681,600
4,500,000		MarkWest Energy Partners LP	6.250	06/15/22	4,702,500
3,000,000		Newfield Exploration Co	6.625	04/15/16	3,090,000
2,800,000		Newfield Exploration Co	6.875	02/01/20	2,996,000
3,000,000		Newfield Exploration Co	5.750	01/30/22	3,240,000
3,745,000		Niska Gas Storage US	8.875	03/15/18	3,660,738
1,000,000		Peabody Energy Corp	6.500	09/15/20	1,050,000
3,000,000		Peabody Energy Corp	4.750	12/15/41	3,060,000
1,500,000		Pioneer Natural Resources Co	6.875	05/01/18	1,696,464
2,665,000	g	Precision Drilling Corp	6.500	12/15/21	2,718,300
1,941,000		Precision Drilling Trust	6.625	11/15/20	1,984,673
1,750,000		Range Resources Corp	7.500	10/01/17	1,859,375
1,000,000		Range Resources Corp	6.750	08/01/20	1,110,000
1,125,000		Regency Energy Partners LP	6.875	12/01/18	1,195,313
4,800,000		Regency Energy Partners LP	6.500	07/15/21	4,992,000
1,500,000	g	SandRidge Energy, Inc	9.875	05/15/16	1,605,000
3,125,000	g	SandRidge Energy, Inc	8.000	06/01/18	3,156,250
5,175,000		SandRidge Energy, Inc	7.500	03/15/21	5,136,188
6,850,000	g	SESI LLC	7.125	12/15/21	7,192,500
3,000,000	g	SM Energy Co	6.500	11/15/21	3,090,000
4,777,200		Southwestern Energy Co	7.500	02/01/18	5,505,723
4,250,000	g	WPX Energy, Inc	5.250	01/15/17	4,271,250

		TOTAL ENERGY			141,834,082

FOOD & STAPLES RETAILING - 3.7%
7,350,000		Ingles Markets, Inc	8.875	05/15/17	7,956,375
1,600,000		Rite Aid Corp	10.375	07/15/16	1,700,000
5,500,000		Rite Aid Corp	7.500	03/01/17	5,493,125
2,500,000		Rite Aid Corp	8.000	08/15/20	2,762,500
3,800,000		Stater Bros Holdings, Inc	7.375	11/15/18	4,009,000
1,600,000		Stater Brothers Holdings	7.750	04/15/15	1,642,000
6,050,000		SuperValu, Inc	7.500	11/15/14	6,155,875
4,000,000		SuperValu, Inc	8.000	05/01/16	4,130,000
7,720,000		Susser Holdings LLC	8.500	05/15/16	8,327,950

		TOTAL FOOD & STAPLES RETAILING			42,176,825

FOOD, BEVERAGE & TOBACCO - 1.0%
3,825,000		Del Monte Corp	7.625	02/15/19	3,672,000
1,634,000		Smithfield Foods, Inc	7.750	07/01/17	1,789,230
5,112,000		TreeHouse Foods, Inc	7.750	03/01/18	5,533,740

		TOTAL FOOD, BEVERAGE & TOBACCO			10,994,970

HEALTH CARE EQUIPMENT & SERVICES - 7.3%
3,500,000		Apria Healthcare Group, Inc	11.250	11/01/14	3,613,750
4,265,000		Apria Healthcare Group, Inc	12.375	11/01/14	3,913,138
1,650,000	g	CHS	8.000	11/15/19	1,666,500
8,550,000		CHS/Community Health Systems	8.875	07/15/15	8,827,875
3,550,000		DaVita, Inc	6.375	11/01/18	3,634,313
2,045,000		DaVita, Inc	6.625	11/01/20	2,101,238
10,768,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	11,467,919
1,250,000		Endo Pharmaceuticals Holdings, Inc	7.000	12/15/20	1,328,125
1,100,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,098,625

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,350,000	g	Fresenius Medical Care US Finance, Inc	6.500%	09/15/18	$1,414,125
2,200,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	2,466,750
705,000		HCA Holdings, Inc	7.750	05/15/21	717,338
98,000		HCA, Inc	9.875	02/15/17	107,065
6,000,000		HCA, Inc	8.500	04/15/19	6,569,999
6,500,000		HCA, Inc	7.875	02/15/20	7,020,000
13,600,000		HCA, Inc	7.500	02/15/22	13,906,000
900,000		HCA, Inc	7.500	11/06/33	778,500
4,300,000		Healthsouth Corp	7.250	10/01/18	4,267,749
3,750,000		Healthsouth Corp	7.750	09/15/22	3,689,063
2,295,000		LifePoint Hospitals, Inc	6.625	10/01/20	2,378,194
1,000,000		Tenet Healthcare Corp	10.000	05/01/18	1,142,500
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,435,000

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			83,543,766

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
5,000,000	g	Reynolds Group Issuer, Inc	8.750	10/15/16	5,262,500
7,581,000		Spectrum Brands Holdings, Inc	9.500	06/15/18	8,291,719

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			13,554,219

INSURANCE - 0.5%
1,975,000		American Financial Group, Inc	9.875	06/15/19	2,297,203
4,000,000	i	American International Group, Inc	8.175	05/15/58	3,560,000

		TOTAL INSURANCE			5,857,203

MATERIALS - 7.5%
480,000		Ball Corp	7.375	09/01/19	525,600
3,570,000		Celanese US Holdings LLC	6.625	10/15/18	3,793,125
3,750,000	g	Cemex SAB de C.V.	9.500	12/14/16	3,290,625
3,320,000	g	Cemex SAB de C.V.	9.000	01/11/18	2,647,700
1,640,000		CF Industries, Inc	6.875	05/01/18	1,877,800
2,000,000		CF Industries, Inc	7.125	05/01/20	2,365,000
4,500,000	g	CommScope, Inc	8.250	01/15/19	4,500,000
2,000,000		Crown Americas LLC	6.250	02/01/21	2,090,000
3,402,000	g	Fibria Overseas Finance Ltd	6.750	05/04/20	3,104,325
2,000,000	g	Fibria Overseas Finance Ltd	7.500	05/04/20	1,955,000
6,922,000	g	Georgia Gulf Corp	9.000	01/15/17	7,320,015
2,000,000		Georgia-Pacific LLC	8.875	05/15/31	2,749,128
4,513,000		Graphic Packaging International, Inc	9.500	06/15/17	4,941,735
4,000,000		Graphic Packaging International, Inc	7.875	10/01/18	4,260,000
1,260,000		Greif, Inc	6.750	02/01/17	1,316,700
600,000		Greif, Inc	7.750	08/01/19	648,000
2,775,000	g	Ineos Group Holdings PLC	9.000	05/15/15	2,816,625
2,500,000		Lafarge S.A.	7.125	07/15/36	2,207,330
4,090,000	g	Longview Fibre Paper & Packaging, Inc	8.000	06/01/16	4,090,000
3,700,000	g	LyondellBasell Industries NV	6.000	11/15/21	3,838,750
3,110,000		Momentive Performance Materials, Inc	9.000	01/15/21	2,363,600
1,050,000	g	Sappi Papier Holding AG.	6.625	04/15/21	900,375
1,000,000		Silgan Holdings, Inc	7.250	08/15/16	1,067,500
2,960,000		Solutia, Inc	8.750	11/01/17	3,233,800
5,000,000		Solutia, Inc	7.875	03/15/20	5,437,500
272,000		Steel Dynamics, Inc	6.750	04/01/15	278,120

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,250,000		Steel Dynamics, Inc	7.625%	03/15/20	$1,318,750
5,210,000		Verso Paper Holdings LLC	11.375	08/01/16	2,136,100
5,600,000		Verso Paper Holdings LLC	8.750	02/01/19	3,416,000
6,750,000		Vulcan Materials Co	6.500	12/01/16	6,969,375

		TOTAL MATERIALS			87,458,578

MEDIA - 7.3%
7,000,000		AMC Entertainment, Inc	8.750	06/01/19	7,244,999
2,835,000		Cablevision Systems Corp	8.625	09/15/17	3,139,763
6,600,000		CCO Holdings LLC	7.000	01/15/19	6,880,500
5,375,000		CCO Holdings LLC	8.125	04/30/20	5,885,625
5,450,000		CCO Holdings LLC	6.500	04/30/21	5,518,125
4,733,000		Cinemark USA, Inc	8.625	06/15/19	5,147,138
350,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	376,250
2,950,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	3,186,000
5,500,000	g	CSC Holdings LLC	6.750	11/15/21	5,788,750
3,000,000		DISH DBS Corp	7.750	05/31/15	3,300,000
6,000,000		DISH DBS Corp	6.750	06/01/21	6,465,000
3,000,000		Echostar DBS Corp	6.625	10/01/14	3,202,500
2,000,000	g	Kabel BW Erste Beteiligungs	7.500	03/15/19	2,100,000
4,860,000		Lamar Media Corp	6.625	08/15/15	4,945,050
5,225,000		Lamar Media Corp	7.875	04/15/18	5,538,500
3,000,000		Nexstar Broadcasting, Inc	8.875	04/15/17	3,075,000
5,630,000		Nielsen Finance LLC	7.750	10/15/18	6,080,400
2,000,000		Regal Entertainment Group	9.125	08/15/18	2,145,000
3,170,000	g	Univision Communications, Inc	7.875	11/01/20	3,217,550

		TOTAL MEDIA			83,236,150

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.8%
6,250,000	g	Convatec Healthcare	10.500	12/15/18	5,578,125
4,000,000	g	Mylan, Inc	7.625	07/15/17	4,365,000
2,000,000	g	Mylan, Inc	6.000	11/15/18	2,057,500
1,500,000	g	Mylan, Inc	7.875	07/15/20	1,655,625
7,195,000		NBTY, Inc	9.000	10/01/18	7,914,500
4,760,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	4,754,050
2,510,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	2,478,625
3,000,000	g	Valeant Pharmaceuticals International	7.250	07/15/22	2,910,000

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			31,713,425

REAL ESTATE - 1.3%
6,005,000		DuPont Fabros Technology LP	8.500	12/15/17	6,425,350
7,500,000	g	Host Hotels & Resorts LP	5.875	06/15/19	7,631,250
1,000,000	g	Host Hotels & Resorts LP	6.000	10/01/21	1,025,000

		TOTAL REAL ESTATE			15,081,600

RETAILING - 3.7%
4,500,000	g	Ace Hardware Corp	9.125	06/01/16	4,770,000
5,000,000		AmeriGas Partners LP	6.250	08/20/19	4,975,000
4,500,000		Asbury Automotive Group, Inc	8.375	11/15/20	4,612,500
2,000,000		AutoNation, Inc	6.750	04/15/18	2,100,000
2,180,000		Ferrellgas LP	6.500	05/01/21	1,918,400
1,440,000		Ferrellgas Partners LP	9.125	10/01/17	1,504,800

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,275,000		JC Penney Corp, Inc	5.650%	06/01/20	$1,249,500
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,508,750
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,029,688
1,000,000		Limited Brands, Inc	6.625	04/01/21	1,060,000
5,000,000	g	QVC, Inc	7.125	04/15/17	5,300,000
4,600,000	g	QVC, Inc	7.500	10/01/19	4,933,500
5,000,000	g	Sally Holdings LLC	6.875	11/15/19	5,225,000

		TOTAL RETAILING			42,187,138

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
6,750,000	g	Hynix Semiconductor, Inc	7.875	06/27/17	6,885,000

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			6,885,000

SOFTWARE & SERVICES - 1.4%
500,000	g	Fidelity National Information Services, Inc	7.625	07/15/17	538,750
4,500,000		Fidelity National Information Services, Inc	7.625	07/15/17	4,871,250
800,000	g	First Data Corp	7.375	06/15/19	752,000
3,000,000	g	IMS Health, Inc	12.500	03/01/18	3,375,000
1,000,000		SunGard Data Systems, Inc	4.875	01/15/14	1,001,250
875,000		SunGard Data Systems, Inc	10.625	05/15/15	931,875
5,000,000		SunGard Data Systems, Inc	7.375	11/15/18	5,118,750

		TOTAL SOFTWARE & SERVICES			16,588,875

TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%
4,580,000		Brocade Communications Systems, Inc	6.625	01/15/18	4,763,200
2,475,000		Jabil Circuit, Inc	5.625	12/15/20	2,518,313
860,000	g	Scientific Games Corp	7.875	06/15/16	870,750
2,500,000		Scientific Games Corp	8.125	09/15/18	2,562,500
9,861,000		Scientific Games Corp	9.250	06/15/19	10,452,660
3,000,000	g	Seagate Technology HDD Holdings	7.750	12/15/18	3,191,250

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			24,358,673

TELECOMMUNICATION SERVICES - 6.6%
5,000,000		CenturyLink, Inc	6.450	06/15/21	5,009,210
5,000,000		CenturyTel, Inc	7.600	09/15/39	4,906,325
1,300,000		Citizens Communications Co	7.125	03/15/19	1,267,500
2,000,000		Cricket Communications, Inc	7.750	05/15/16	2,065,000
5,000,000		Frontier Communications Corp	7.875	04/15/15	5,068,750
3,000,000		Intelsat Bermuda Ltd	11.250	02/04/17	2,902,500
3,000,000	g	Intelsat Jackson Holdings Ltd	7.250	04/01/19	3,045,000
5,000,000		Intelsat Jackson Holdings Ltd	8.500	11/01/19	5,300,000
4,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	4,060,000
5,000,000		Qwest Corp	6.750	12/01/21	5,450,000
7,724,000		Sprint Capital Corp	6.900	05/01/19	6,352,990
2,557,000		Sprint Capital Corp	6.875	11/15/28	1,825,059
4,800,000		Sprint Capital Corp	8.750	03/15/32	3,882,000
4,500,000	g	Sprint Nextel Corp	9.000	11/15/18	4,725,000
2,525,000		Syniverse Holdings, Inc	9.125	01/15/19	2,663,875
6,850,000	g	VIP Finance Ireland Ltd	7.748	02/02/21	5,865,313
2,750,000		Virgin Media Finance plc	9.500	08/15/16	3,086,875
3,000,000		Virgin Media Finance plc	8.375	10/15/19	3,292,500
2,500,000		Windstream Corp	7.875	11/01/17	2,706,250

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,105,000		Windstream Corp	8.125%	09/01/18	$1,183,731
400,000		Windstream Corp	7.750	10/15/20	413,500
2,000,000		Windstream Corp	7.500	04/01/23	1,975,000

		TOTAL TELECOMMUNICATION SERVICES			77,046,378

TRANSPORTATION - 2.4%
2,652,301		Avis Budget Car Rental LLC	9.625	03/15/18	2,745,132
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,280,000
4,000,000	g	Bombardier, Inc	7.750	03/15/20	4,360,000
5,278,000		Bristow Group, Inc	7.500	09/15/17	5,489,120
3,000,000		Hertz Corp	7.500	10/15/18	3,135,000
6,000,000		Hertz Corp	6.750	04/15/19	6,015,000
2,000,000		Hertz Corp	7.375	01/15/21	2,032,500

		TOTAL TRANSPORTATION			28,056,752

UTILITIES - 7.2%
2,813,000		AES Corp	7.750	03/01/14	3,038,040
5,600,000		AES Corp	8.000	10/15/17	6,160,000
2,395,000	g	AES Corp	7.375	07/01/21	2,580,613
		Calpine Construction Finance Co LP and CCFC Finance
2,000,000	g	Corp	8.000	06/01/16	2,160,000
6,000,000	g	Calpine Corp	7.250	10/15/17	6,300,000
2,000,000	g	Calpine Corp	7.875	07/31/20	2,155,000
6,000,000	g	Calpine Corp	7.500	02/15/21	6,419,999
3,885,000	g	Calpine Corp	7.875	01/15/23	4,176,375
2,000,000		CMS Energy Corp	6.550	07/17/17	2,149,456
6,800,000		Crosstex Energy, Inc	8.875	02/15/18	7,429,000
1,942,000		Edison Mission Energy	7.000	05/15/17	1,262,300
2,750,000		El Paso Corp	7.750	01/15/32	3,176,250
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	2,160,000
3,000,000	g	NRG Energy, Inc	7.625	05/15/19	2,940,000
5,000,000		NRG Energy, Inc	8.500	06/15/19	5,075,000
5,570,000	g	NRG Energy, Inc	7.875	05/15/21	5,430,750
2,335,000		Questar Market Resources, Inc	6.875	03/01/21	2,515,963
2,100,000		Reliant Energy, Inc	7.625	06/15/14	2,100,000
1,927,000		Sabine Pass LNG LP	7.250	11/30/13	1,946,270
7,070,000		Sabine Pass LNG LP	7.500	11/30/16	7,105,349
7,530,000	g	Texas Competitive Electric Holdings Co LLC	11.500	10/01/20	6,391,088

		TOTAL UTILITIES			82,671,453

		TOTAL CORPORATE BONDS			1,088,809,621
		(Cost $1,071,900,762)

STRUCTURED ASSETS - 0.3%

OTHER MORTGAGE BACKED - 0.3%
4,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.480	05/15/45	3,350,620
		Series - 2006 LDP8 (Class AJ)

		TOTAL OTHER MORTGAGE BACKED			3,350,620

		TOTAL STRUCTURED ASSETS			3,350,620
		(Cost $3,638,525)

		TOTAL BONDS			1,092,160,241
		(Cost $1,075,539,287)

TIAA-CREF FUNDS – High-Yield Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.2%

DIVERSIFIED FINANCIALS - 0.2%
122,440		GMAC Capital Trust I	8.125%	02/15/40	$2,367,990

		TOTAL DIVERSIFIED FINANCIALS			2,367,990

		TOTAL PREFERRED STOCKS			2,367,990
		(Cost $3,061,000)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.6%

TREASURY DEBT - 1.6%
$14,400,000		United States Treasury Bill	0.019	03/29/12	14,399,309
4,150,000		United States Treasury Bill	0.030	06/14/12	4,149,062

		TOTAL TREASURY DEBT			18,548,371

		TOTAL SHORT-TERM INVESTMENTS			18,548,371
		(Cost $18,548,706)

		TOTAL INVESTMENTS - 99.1%			1,135,890,692
		(Cost $1,121,330,788)
		OTHER ASSETS & LIABILITIES, NET - 0.9%			10,823,893

		NET ASSETS - 100.0%			$1,146,714,585

	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2011, the total value of these securities amounted to $329,064,383 or 28.7% of net assets.

	i	Floating or variable rate security. Coupon reflects the rate at period end.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

LONG-TERM MUNICIPAL BONDS - 95.8%

ALABAMA - 0.9%
$1,025,000	Alabama Public School & College Authority	5.000%	05/01/19	$1,263,282
1,785,000	Southeast Alabama Gas District	5.000	06/01/18	1,932,280

	TOTAL ALABAMA			3,195,562

ALASKA - 0.2%
560,000	Alaska Railroad Corp	5.250	08/01/16	645,490

	TOTAL ALASKA			645,490

ARIZONA - 1.9%
1,110,000	Arizona School Facilities Board	5.750	09/01/18	1,332,899
1,225,000	Arizona School Facilities Board	5.000	09/01/19	1,421,404
2,000,000	City of Tucson AZ	5.000	07/01/20	2,409,140
1,260,000	Tucson AZ	5.250	07/01/14	1,364,051

	TOTAL ARIZONA			6,527,494

ARKANSAS - 0.7%
1,000,000	Arkansas Development Finance Authority	5.500	12/01/18	1,219,500
1,110,000	North Little Rock AR	6.500	07/01/15	1,184,603

	TOTAL ARKANSAS			2,404,103

CALIFORNIA - 9.1%
1,000,000	California Health Facilities Financing Authority	5.000	08/15/21	1,167,710
2,000,000	California State Department of Water Resources	5.000	05/01/20	2,482,080
1,000,000	City of Los Angeles CA	5.000	09/01/22	1,197,130
1,000,000	City of Los Angeles CA	5.000	09/01/23	1,179,400
2,000,000	County of San Bernardino CA	5.250	08/01/19	2,304,220
10,000	Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	10,218
2,500,000	East Side Union High School District-Santa Clara County	5.250	02/01/23	2,801,050
2,250,000	Los Angeles Unified School District, COP	5.000	10/01/17	2,534,805
635,000	Sacramento City Financing Authority	5.400	11/01/20	707,454
1,855,000	State of California	5.000	03/01/17	2,162,873
375,000	State of California	5.000	03/01/18	442,939
1,000,000	State of California	5.000	11/01/18	1,200,990
1,000,000	State of California	5.000	03/01/19	1,189,520
1,430,000	State of California	5.000	07/01/19	1,751,493
850,000	State of California	5.250	02/01/20	1,025,415
2,000,000	State of California	5.250	10/01/22	2,422,719
1,710,000	West Contra Costa Unified School District	5.700	02/01/21	2,089,483
1,450,000	West Contra Costa Unified School District	6.000	08/01/21	1,816,444

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,810,000	West Contra Costa Unified School District	5.700%	02/01/22	$2,205,666

	TOTAL CALIFORNIA			30,691,609

COLORADO - 2.2%
2,045,000	Colorado Health Facilities Authority	5.000	02/01/25	2,235,062
1,375,000	Denver City & County School District No	5.000	12/01/23	1,733,518
1,000,000	Denver City & County School District No	5.500	12/01/23	1,312,070
1,000,000	Jefferson County Colorado School District	5.000	12/15/23	1,255,590
200,000	Rangely Hospital District	3.000	11/01/14	202,050
350,000	Rangely Hospital District	5.000	11/01/15	374,693
350,000	Rangely Hospital District	5.000	11/01/16	377,443

	TOTAL COLORADO			7,490,426

CONNECTICUT - 1.7%
1,000,000	State of Connecticut	5.000	05/15/21	1,253,960
1,250,000	State of Connecticut	5.000	11/01/23	1,531,612
1,250,000	State of Connecticut	5.000	11/01/24	1,507,325
1,250,000	State of Connecticut	5.000	11/01/25	1,485,863

	TOTAL CONNECTICUT			5,778,760

DELAWARE - 1.3%
1,500,000	State of Delaware	5.000	07/01/22	1,857,645
1,000,000	State of Delaware	5.000	07/01/23	1,215,730
1,000,000	State of Delaware	5.000	07/01/24	1,204,570

	TOTAL DELAWARE			4,277,945

DISTRICT OF COLUMBIA - 0.6%
2,000,000	District of Columbia	5.000	10/01/24	2,153,200

	TOTAL DISTRICT OF COLUMBIA			2,153,200

FLORIDA - 5.5%
1,485,000	Broward County School Board, COP	5.250	07/01/16	1,691,905
1,500,000	City of Jacksonville FL	5.000	10/01/19	1,772,730
450,000	City of Jacksonville FL	5.000	10/01/19	542,750
552,000	City of Lakeland FL, ETM	5.750	10/01/19	625,681
345,000	County of Brevard FL	5.000	07/01/16	407,259
845,000	County of Brevard FL	5.000	07/01/16	930,395
1,365,000	County of Brevard FL	5.000	01/01/21	1,705,471
1,000,000	County of Miami-Dade FL	5.000	07/01/17	1,181,440
1,000,000	County of Orange FL	5.000	10/01/21	1,192,940
1,000,000	County of Orange FL	5.250	10/01/22	1,215,470
1,600,000	First Governmental Financing Commission	5.500	07/01/15	1,742,640
2,200,000	Florida Department of Transportation	5.000	07/01/18	2,552,462
1,000,000	Florida State Department of Management Services	5.000	08/01/18	1,174,460
1,000,000	State of Florida	5.000	06/01/19	1,228,700
535,000	Town of Jupiter FL	5.500	07/01/21	673,437

	TOTAL FLORIDA			18,637,740

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

GEORGIA - 1.4%
$435,000	Cherokee County Water & Sewer Authority	5.500%	08/01/18	$501,777
215,000	City of Atlanta GA	5.500	11/01/17	258,252
75,000	City of Atlanta GA	5.500	11/01/19	91,250
125,000	City of Atlanta GA	5.500	11/01/22	150,381
1,000,000	Gwinnett County Water & Sewerage Authority	5.000	08/01/20	1,279,620
1,000,000	Gwinnett County Water & Sewerage Authority	5.000	08/01/21	1,286,300
635,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	718,039
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	550,248

	TOTAL GEORGIA			4,835,867

HAWAII - 1.4%
1,000,000	State of Hawaii	5.000	12/01/22	1,239,930
1,000,000	State of Hawaii	5.000	12/01/24	1,206,440
2,000,000	State of Hawaii	5.000	12/01/25	2,382,100

	TOTAL HAWAII			4,828,470

ILLINOIS - 7.7%
2,045,000	Chicago Board of Education	5.000	12/01/17	2,367,803
1,230,000	Chicago Board of Education	6.000	01/01/20	1,417,329
1,665,000	Chicago Board of Education	5.000	12/01/21	1,900,947
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,118,330
1,000,000	Chicago State University	5.500	12/01/23	1,144,710
970,000	Chicago Transit Authority	5.000	12/01/22	1,135,152
465,000	Chicago Transit Authority	5.250	12/01/23	545,794
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,411,760
470,000	City of Chicago IL	5.000	01/01/21	541,981
470,000	Cook County Community Consolidated School District No 64, GO	5.500	12/01/14	521,545
250,000	Cook-Kane Lake & Mchenry Counties Community College District No 512	5.000	12/01/18	306,273
200,000	Illinois Municipal Electric Agency	5.250	02/01/17	229,640
115,000	Madison-Bond Etc Counties Community Unit School District No 5, GO	5.000	02/01/19	125,345
1,650,000	Regional Transportation Authority	6.000	06/01/23	2,058,408
1,500,000	State of Illinois	5.000	06/15/19	1,814,415
2,045,000	State of Illinois	5.000	01/01/20	2,213,671
1,835,000	State of Illinois	5.000	01/01/20	2,078,650
1,650,000	State of Illinois	5.000	01/01/20	1,866,596
1,000,000	State of Illinois	5.250	01/01/20	1,148,820
1,020,000	State of Illinois	6.250	12/15/20	1,166,248
875,000	State of Illinois	5.000	04/01/21	954,091

	TOTAL ILLINOIS			26,067,508

INDIANA - 4.0%
770,000	Franklin Community Multi-School Building Corp	5.000	07/15/22	897,543
1,000,000	Griffith Multi-School Building Corp	5.000	07/15/15	1,129,390
1,520,000	Hammond Multi-School Building Corp	5.000	07/15/17	1,762,683
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,477,770
250,000	Indiana Finance Authority	5.000	09/15/17	264,825
250,000	Indiana Finance Authority	5.000	09/15/18	262,743

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$250,000	Indiana Finance Authority	5.000%	09/15/19	$259,190
320,000	Indiana State Finance Authority Revenue	5.000	02/01/15	360,602
500,000	Indiana University	5.000	08/01/19	624,820
500,000	Indiana University	5.000	08/01/20	631,550
500,000	Indiana University	5.000	08/01/21	634,065
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,381,389
400,000	Lawrence Township School Building Corp	5.000	07/10/19	472,320
535,000	New Albany Floyd County School Building Corp	5.000	07/15/15	590,560
625,000	South Bend Redevelopment Authority	5.750	08/15/18	766,844

	TOTAL INDIANA			13,516,294

KENTUCKY - 0.3%
500,000	Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/17	569,605
500,000	Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/21	574,340

	TOTAL KENTUCKY			1,143,945

LOUISIANA - 0.3%
1,000,000	Louisiana Public Facilities Authority	5.250	10/01/24	1,135,360

	TOTAL LOUISIANA			1,135,360

MAINE - 0.7%
90,000	Maine Health & Higher Educational Facilities Authority	5.000	07/01/15	96,012
1,000,000	Maine Health & Higher Educational Facilities Authority	5.000	07/01/20	1,145,680
1,000,000	Maine Health & Higher Educational Facilities Authority	5.000	07/01/22	1,113,390

	TOTAL MAINE			2,355,082

MARYLAND - 0.5%
500,000	Maryland Health & Higher Educational Facilities Authority	5.000	05/15/23	581,070
1,000,000	Maryland Health & Higher Educational Facilities Authority	5.000	05/15/25	1,129,030

	TOTAL MARYLAND			1,710,100

MASSACHUSETTS - 2.7%
2,000,000	Commonwealth of Massachusetts	5.000	08/01/20	2,515,300
1,200,000	Commonwealth of Massachusetts	5.250	09/01/22	1,547,256
2,135,000	Commonwealth of Massachusetts	5.250	09/01/23	2,750,392
500,000	Massachusetts Bay Transportation Authority	5.250	07/01/20	636,585
1,000,000	Massachusetts Bay Transportation Authority	5.500	07/01/22	1,298,880
470,000	Massachusetts Housing Finance Agency	4.700	12/01/16	478,714

	TOTAL MASSACHUSETTS			9,227,127

MICHIGAN - 2.1%
100,000	Detroit MI	0.438	07/01/32	86,510
450,000	Forest Hills Public Schools, GO	5.000	05/01/15	508,194
1,130,000	Michigan Municipal Bond Authority	5.000	05/01/19	1,134,848
1,005,000	Michigan Municipal Bond Authority	5.000	10/01/19	1,242,873
250,000	Michigan State Building Authority	5.000	10/15/19	291,803
1,000,000	Michigan State Building Authority	5.000	10/15/20	1,169,270
565,000	State of Michigan	5.250	05/15/18	686,955

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,485,000	State of Michigan	5.500%	11/01/18	$1,852,419

	TOTAL MICHIGAN			6,972,872

MINNESOTA - 1.3%
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	1,166,850
1,715,000	University of Minnesota	5.000	08/01/21	2,124,079
1,000,000	University of Minnesota	5.000	12/01/25	1,203,530

	TOTAL MINNESOTA			4,494,459

MISSISSIPPI - 1.1%
2,100,000	Mississippi Development Bank Special Obligation	5.000	07/01/17	2,388,477
590,000	Mississippi Development Bank Special Obligation	5.000	11/01/17	663,650
500,000	University of Mississippi Educational Building Corp	5.000	10/01/23	598,360

	TOTAL MISSISSIPPI			3,650,487

MISSOURI - 0.5%
1,640,000	St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	1,761,016

	TOTAL MISSOURI			1,761,016

NEW JERSEY - 4.5%
25,000	Garden State Preservation Trust	5.125	11/01/18	30,910
500,000	New Jersey Educational Facilities Authority	5.000	07/01/16	568,470
500,000	New Jersey Educational Facilities Authority	5.000	07/01/17	577,890
1,115,000	New Jersey Environmental Infrastructure Trust	5.250	09/01/21	1,446,490
45,000	New Jersey State Turnpike Authority	6.500	01/01/16	53,719
25,000	New Jersey State Turnpike Authority	6.500	01/01/16	30,606
95,000	New Jersey State Turnpike Authority	6.500	01/01/16	105,166
50,000	New Jersey State Turnpike Authority	6.500	01/01/16	54,494
1,815,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	2,178,381
500,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/20	589,620
1,025,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,228,750
2,000,000	New Jersey Transportation Trust Fund Authority	5.750	06/15/23	2,453,140
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	06/15/23	1,151,850
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	06/15/24	1,137,960
1,000,000	Newark Housing Authority	5.250	01/01/22	1,042,630
2,000,000	State of New Jersey	5.250	08/01/22	2,512,400

	TOTAL NEW JERSEY			15,162,476

NEW YORK - 12.3%
1,000,000	City of New York NY	5.000	10/01/23	1,194,820
150,000	County of Onondaga NY	5.000	12/01/20	183,254
100,000	County of Onondaga NY	5.000	12/01/21	122,502
195,000	Lackawanna Housing Authority	5.000	09/01/16	220,506
1,000,000	Metropolitan Transportation Authority	5.000	11/15/20	1,219,780
1,000,000	Metropolitan Transportation Authority	5.250	11/15/20	1,212,900
2,000,000	Metropolitan Transportation Authority	5.250	11/15/23	2,410,720
2,000,000	New York City Health & Hospital Corp	5.000	02/15/20	2,320,380
1,500,000	New York City Transitional Finance Authority	5.000	11/01/20	1,869,120

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000	New York City Transitional Finance Authority	5.000%	11/01/21	$1,878,180
2,000,000	New York City Transitional Finance Authority	5.000	11/01/23	2,433,000
1,050,000	New York State Dormitory Authority	5.000	01/15/16	1,181,712
1,000,000	New York State Dormitory Authority	5.000	07/01/16	1,115,880
500,000	New York State Dormitory Authority	5.000	07/01/17	519,175
1,000,000	New York State Dormitory Authority	5.000	02/15/19	1,174,730
500,000	New York State Dormitory Authority	5.000	07/01/19	565,930
1,405,000	New York State Dormitory Authority	5.000	07/01/19	1,640,393
2,000,000	New York State Dormitory Authority	5.000	03/15/20	2,490,699
750,000	New York State Dormitory Authority	4.000	05/01/20	803,708
1,100,000	New York State Dormitory Authority	5.000	07/01/20	1,258,477
500,000	New York State Dormitory Authority	5.000	11/01/20	583,315
750,000	New York State Dormitory Authority	4.000	05/01/21	800,498
500,000	New York State Dormitory Authority	5.000	11/01/21	582,655
1,175,000	New York State Dormitory Authority	5.000	02/15/24	1,355,268
250,000	New York State Environmental Facilities Corp	5.000	08/15/19	313,733
250,000	New York State Environmental Facilities Corp	5.000	08/15/20	314,227
130,000	New York State Thruway Authority	5.500	04/01/12	131,622
1,000,000	New York State Thruway Authority	5.000	04/01/21	1,223,540
1,100,000	New York State Urban Development Corp	5.000	03/15/18	1,339,998
2,000,000	New York State Urban Development Corp	5.000	03/15/20	2,490,700
1,635,000	Port Authority of New York & New Jersey, AMT	5.000	09/15/20	1,935,742
1,000,000	State of New York	5.000	12/15/20	1,258,560
1,000,000	State of New York	5.000	12/15/22	1,246,830
2,000,000	Tobacco Settlement Financing Corp	5.000	06/01/18	2,372,240

	TOTAL NEW YORK			41,764,794

NORTH CAROLINA - 2.2%
540,000	City of Charlotte NC	5.000	07/01/22	639,878
1,000,000	City of Charlotte NC	5.000	07/01/23	1,167,690
500,000	City of Charlotte NC	5.000	07/01/25	568,330
1,000,000	County of New Hanover NC	5.000	12/01/20	1,256,590
485,000	North Carolina Eastern Municipal Power Agency	5.000	01/01/21	612,671
1,500,000	State of North Carolina	5.000	03/01/19	1,885,021
1,000,000	State of North Carolina	5.000	05/01/25	1,165,090

	TOTAL NORTH CAROLINA			7,295,270

OHIO - 5.7%
1,445,000	Cincinnati City School District	5.250	06/01/23	1,718,004
2,000,000	City of Cincinnati OH	5.000	12/01/21	2,530,540
1,500,000	City of Columbus OH	5.000	07/01/21	1,897,530
1,500,000	County of Lucas OH	5.000	11/15/22	1,683,555
1,000,000	Ohio Air Quality Development Authority	5.625	06/01/18	1,119,740
1,000,000	Ohio State Water Development Authority	5.500	06/01/22	1,307,570
25,000	Ohio State Water Development Authority, ETM	6.000	12/01/16	28,046
150,000	State of Ohio	5.000	05/01/17	179,643
1,000,000	State of Ohio	5.000	09/15/20	1,250,060
1,000,000	State of Ohio	5.000	08/01/21	1,251,260
1,200,000	State of Ohio	5.000	01/01/23	1,343,688
1,000,000	State of Ohio	5.000	01/01/24	1,106,700

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,000,000		State of Ohio, AMT	4.950%	09/01/20	$4,037,880

		TOTAL OHIO			19,454,216

OKLAHOMA - 0.9%
1,000,000		Oklahoma Turnpike Authority	5.000	01/01/24	1,183,350
500,000		Oklahoma Turnpike Authority	5.000	01/01/25	581,700
1,000,000		Oklahoma Turnpike Authority	5.000	01/01/25	1,163,400

		TOTAL OKLAHOMA			2,928,450

OREGON - 0.3%
740,000		State of Oregon	5.000	05/01/21	932,237

		TOTAL OREGON			932,237

PENNSYLVANIA - 3.0%
1,120,000		Carbon County Hospital Authority	5.400	11/15/14	1,157,610
350,000		Commonwealth of Pennsylvania	5.000	01/01/16	405,951
1,925,000		Commonwealth of Pennsylvania	5.000	02/15/19	2,389,540
280,000		Pennsylvania Economic Development Financing Authority, AMT	6.250	11/01/31	281,865
1,545,000		Philadelphia Hospitals & Higher Education Facilities Authority	4.000	07/01/23	1,648,067
2,000,000		Philadelphia School District	5.000	09/01/20	2,258,920
1,425,000		Philadelphia School District, GO	5.000	06/01/24	1,570,578
415,000		Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	440,643

		TOTAL PENNSYLVANIA			10,153,174

PUERTO RICO - 6.3%
510,000		Commonwealth of Puerto Rico	5.000	07/01/13	535,255
1,000,000		Commonwealth of Puerto Rico	5.250	07/01/16	1,096,480
1,500,000		Commonwealth of Puerto Rico	5.500	07/01/19	1,676,235
2,000,000		Commonwealth of Puerto Rico	5.500	07/01/20	2,230,899
250,000		Commonwealth of Puerto Rico	5.500	07/01/21	276,043
1,250,000		Government Development Bank for Puerto Rico	5.000	12/01/16	1,359,650
3,370,000		Puerto Rico Commonwealth Infrastructure Financing Authority	5.500	07/01/19	3,789,397
1,000,000		Puerto Rico Highway & Transportation Authority	5.500	07/01/21	1,104,170
145,000		Puerto Rico Highway & Transportation Authority	5.250	07/01/22	189,389
255,000		Puerto Rico Highway & Transportation Authority	5.250	07/01/22	287,918
1,225,000		Puerto Rico Infrastructure Financing Authority	5.500	07/01/18	1,377,451
5,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	5,374
1,500,000		Puerto Rico Public Buildings Authority	6.000	07/01/20	1,715,296
475,000		Puerto Rico Public Buildings Authority	6.250	07/01/21	557,056
250,000		Puerto Rico Public Finance Corp	6.000	08/01/24	278,895
1,000,000		Puerto Rico Public Finance Corp	6.000	08/01/25	1,109,010
3,130,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	3,139,265
685,000	i	Puerto Rico Public Finance Corp	5.250	08/01/31	686,781

		TOTAL PUERTO RICO			21,414,564

RHODE ISLAND - 1.4%
315,000		Providence Housing Authority	5.000	09/01/18	345,369
790,000		Rhode Island State & Providence Plantations, COP	5.250	10/01/14	867,396

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$800,000	Rhode Island State & Providence Plantations, COP	5.000%	10/01/16	$912,248
2,000,000	State of Rhode Island	5.000	08/01/21	2,453,840

	TOTAL RHODE ISLAND			4,578,853

SOUTH CAROLINA - 1.3%
315,000	County of Richland SC	4.600	09/01/12	321,738
750,000	Lexington County Health Services District, Inc	5.000	11/01/19	865,732
750,000	Lexington County Health Services District, Inc	5.000	11/01/21	862,980
1,120,000	Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,297,240
1,000,000	Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,146,620

	TOTAL SOUTH CAROLINA			4,494,310

SOUTH DAKOTA - 0.2%
500,000	State of South Dakota	6.700	09/01/17	583,625

	TOTAL SOUTH DAKOTA			583,625

TENNESSEE - 0.8%
1,000,000	Memphis-Shelby County Airport Authority, AMT	5.625	07/01/20	1,153,310
1,500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	6.000	12/01/16	1,657,605

	TOTAL TENNESSEE			2,810,915

TEXAS - 2.8%
970,000	Bexar Metropolitan Water District	5.000	05/01/17	1,095,276
725,000	County of Harris TX	5.000	08/15/16	848,932
160,000	Harris County Flood Control District	5.000	10/01/14	178,259
1,515,000	Lower Colorado River Authority	6.000	01/01/17	1,873,569
500,000	Lower Colorado River Authority	5.000	05/15/21	604,205
500,000	Lower Colorado River Authority	5.000	05/15/22	587,765
500,000	Lower Colorado River Authority	5.000	05/15/23	575,345
1,000,000	Lubbock Health Facilities Development Corp	5.000	07/01/19	1,141,170
310,000	North Central Texas Health Facility Development Corp	5.500	06/01/21	388,067
1,000,000	State of Texas	5.000	10/01/22	1,237,300
630,000	Tarrant County Health Facilities Development Corp	6.000	09/01/24	820,651

	TOTAL TEXAS			9,350,539

UTAH - 1.1%
1,000,000	State of Utah	5.000	07/01/18	1,241,480
1,000,000	State of Utah	5.000	07/01/21	1,282,000
900,000	Utah State Board of Regents	5.000	08/01/22	1,042,515

	TOTAL UTAH			3,565,995

VIRGINIA - 0.5%
320,000	Tobacco Settlement Financing Corp	5.500	06/01/26	352,682
1,000,000	Virginia College Building Authority	5.000	02/01/23	1,240,480

	TOTAL VIRGINIA			1,593,162

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

WASHINGTON - 2.2%
$3,150,000		Port of Seattle WA	5.500%	09/01/17	$3,710,857
500,000		State of Washington	5.000	06/01/24	596,780
600,000		Washington Economic Development Finance Authority	5.000	06/01/16	691,686
560,000		Washington Higher Education Facilities Authority	5.000	05/01/18	652,058
290,000		Washington Higher Education Facilities Authority	5.000	05/01/19	339,921
625,000		Washington Higher Education Facilities Authority	5.000	05/01/20	734,025
660,000		Washington Higher Education Facilities Authority	5.000	05/01/21	776,015

		TOTAL WASHINGTON			7,501,342

WISCONSIN - 2.2%
1,040,000		State of Wisconsin	5.000	05/01/19	1,279,346
2,000,000		State of Wisconsin	5.000	05/01/21	2,502,140
1,000,000		State of Wisconsin	5.000	05/01/21	1,251,070
2,000,000		State of Wisconsin	5.000	05/01/24	2,402,360

		TOTAL WISCONSIN			7,434,916

		TOTAL LONG-TERM MUNICIPAL BONDS			324,519,754
		(Cost $302,568,166)

		TOTAL INVESTMENTS - 95.8%			324,519,754
		(Cost $302,568,166)
		OTHER ASSETS & LIABILITIES, NET - 4.2%			14,191,265

		NET ASSETS - 100.0%			$338,711,019

		Abbreviation(s):
		AMT Alternative Minimum Tax (subject to)
		COP Certificate of Participation
		ETM Escrowed to Maturity
		GO General Obligation

	i	Floating or variable rate security. Coupon reflects the rate at period end.

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 97.2%

GOVERNMENT BONDS - 97.2%

U.S. TREASURY SECURITIES - 97.2%
$34,576,208	k	United States Treasury Inflation Indexed Bonds	0.625%	04/15/13	$35,159,681
51,928,906	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/13	54,302,212
53,328,778	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/14	56,474,323
34,991,645	k	United States Treasury Inflation Indexed Bonds	1.250	04/15/14	36,667,430
55,929,930	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	60,260,137
36,255,604	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	39,102,248
38,337,325	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	40,113,417
41,173,304	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	45,406,413
42,816,851	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	47,857,850
53,234,434	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	55,496,898
40,749,225	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	47,129,006
34,839,816	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	40,441,397
32,948,821	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	39,221,980
31,958,868	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	36,393,161
30,794,353	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	34,864,997
31,003,840	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	36,850,978
33,841,616	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	39,872,293
40,051,293	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	45,602,162
80,564,036	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	91,125,497
68,401,765	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	76,283,974
63,225,892	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	67,636,910
61,089,385	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	77,669,410
38,853,469	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	47,759,422
33,132,763	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	42,790,433
33,534,762	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	40,328,167
40,689,600	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	60,500,349
33,949,505	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	45,293,427
45,713,151	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	71,230,369
12,411,285	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	19,116,284
28,813,243	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	38,666,018
45,255,078	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	61,126,170
8,000,000		United States Treasury Note	0.250	09/15/14	7,980,000
2,100,000		United States Treasury Note	1.000	08/31/16	2,122,970
2,000,000		United States Treasury Note	2.250	07/31/18	2,127,188

		TOTAL U.S. TREASURY SECURITIES			1,542,973,171

		TOTAL GOVERNMENT BONDS			1,542,973,171
		(Cost $1,390,554,365)

		TOTAL BONDS			1,542,973,171
		(Cost $1,390,554,365)

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.7%

TREASURY DEBT - 1.7%
$6,400,000		United States Treasury Bill	0.019%	03/29/12	$6,399,693
20,000,000		United States Treasury Bill	0.030	06/14/12	19,995,480

		TOTAL TREASURY DEBT			26,395,173

		TOTAL SHORT-TERM INVESTMENTS			26,395,173
		(Cost $26,396,845)

		TOTAL INVESTMENTS - 98.9%			1,569,368,344
		(Cost $1,416,951,210)
		OTHER ASSETS & LIABILITIES, NET - 1.1%			17,661,382

		NET ASSETS - 100.0%			$1,587,029,726

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS – Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.2%

CORPORATE BONDS - 20.8%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000		BorgWarner, Inc	4.625%	09/15/20	$53,131
400,000		Honeywell International, Inc	5.400	03/15/16	465,204
400,000		Honeywell International, Inc	5.000	02/15/19	465,556
282,000		Honeywell International, Inc	5.700	03/15/37	353,276
210,000		Johnson Controls, Inc	5.500	01/15/16	234,969
150,000		Johnson Controls, Inc	2.600	12/01/16	151,324
160,000		Johnson Controls, Inc	4.250	03/01/21	170,971
120,000		Johnson Controls, Inc	6.000	01/15/36	138,818

		TOTAL AUTOMOBILES & COMPONENTS			2,033,249

BANKS - 2.7%
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	112,856
650,000		American Express Bank FSB	5.500	04/16/13	679,415
1,800,000		Asian Development Bank	0.875	06/10/14	1,809,673
1,750,000		Asian Development Bank	2.500	03/15/16	1,856,898
75,000		Asian Development Bank	5.820	06/16/28	97,236
500,000		Banco do Brasil S.A.	3.875	01/23/17	494,500
100,000		BanColombia S.A.	4.250	01/12/16	99,000
1,500,000		Bank of America Corp	4.900	05/01/13	1,501,214
470,000		Bank of America Corp	4.500	04/01/15	453,543
2,045,000		Bank of America Corp	3.700	09/01/15	1,902,710
550,000		Bank of America Corp	3.625	03/17/16	506,980
1,200,000		Bank of America Corp	6.500	08/01/16	1,208,484
585,000		Bank of America Corp	5.300	03/15/17	527,618
575,000		Bank of America Corp	6.000	09/01/17	561,561
590,000		Bank of America Corp	5.750	12/01/17	557,267
320,000		Bank of America Corp	5.650	05/01/18	304,881
600,000		Bank of America Corp	5.490	03/15/19	517,147
700,000		Bank of America Corp	5.875	01/05/21	666,279
100,000		Bank of New York Mellon Corp	1.500	01/31/14	100,691
530,000		Bank of New York Mellon Corp	4.300	05/15/14	568,662
300,000		Bank of New York Mellon Corp	1.700	11/24/14	301,627
1,150,000		Bank of New York Mellon Corp	2.300	07/28/16	1,153,567
295,000		Bank of New York Mellon Corp	5.450	05/15/19	336,296
1,120,000		Bank One Corp	5.250	01/30/13	1,158,076
190,000	i	BB&T Capital Trust IV	6.820	06/12/57	191,188
500,000		BB&T Corp	5.200	12/23/15	535,299
100,000		BB&T Corp	3.200	03/15/16	104,243
70,000		BB&T Corp	4.900	06/30/17	74,503
400,000		BB&T Corp	6.850	04/30/19	488,094
150,000		BBVA US Senior SAU	3.250	05/16/14	142,084
460,000		BHP Billiton Finance Ltd	5.400	03/29/17	533,447

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$400,000	BHP Billiton Finance USA Ltd	5.500%	04/01/14	$439,683
300,000	BHP Billiton Finance USA Ltd	1.875	11/21/16	303,038
450,000	BHP Billiton Finance USA Ltd	6.500	04/01/19	556,000
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	102,960
810,000	Capital One Bank USA NA	8.800	07/15/19	926,632
370,000	Capital One Capital V	8.875	05/15/40	384,020
250,000	Capital One Financial Corp	3.150	07/15/16	251,070
200,000	Citigroup, Inc	5.850	07/02/13	205,602
1,600,000	Citigroup, Inc	6.000	12/13/13	1,655,614
1,460,000	Citigroup, Inc	5.500	10/15/14	1,500,949
1,750,000	Citigroup, Inc	3.953	06/15/16	1,743,968
650,000	Citigroup, Inc	6.000	08/15/17	681,175
315,000	Citigroup, Inc	6.125	11/21/17	336,178
570,000	Citigroup, Inc	6.125	05/15/18	606,683
2,310,000	Citigroup, Inc	5.375	08/09/20	2,375,305
1,000,000	Citigroup, Inc	4.500	01/14/22	962,023
1,070,000	Citigroup, Inc	6.875	03/05/38	1,175,516
250,000	Comerica Bank	5.750	11/21/16	273,991
50,000	Comerica Bank	5.200	08/22/17	54,076
200,000	Compass Bank	5.500	04/01/20	193,388
400,000	Deutsche Bank AG	4.875	05/20/13	408,882
700,000	Deutsche Bank AG	3.875	08/18/14	712,093
900,000	Deutsche Bank AG	3.450	03/30/15	914,528
200,000	Deutsche Bank AG	3.250	01/11/16	202,728
215,000	Discover Bank	7.000	04/15/20	224,948
450,000	Fifth Third Bancorp	3.625	01/25/16	456,566
140,000	Fifth Third Bancorp	8.250	03/01/38	171,337
250,000	Fifth Third Bank	4.750	02/01/15	258,970
100,000	First Horizon National Corp	5.375	12/15/15	101,225
200,000	First Niagara Financial Group, Inc	7.250	12/15/21	204,777
600,000	HSBC Bank USA NA	4.625	04/01/14	613,075
750,000	HSBC Bank USA NA	4.875	08/24/20	695,952
266,000	HSBC Bank USA NA	5.875	11/01/34	256,621
33,000	HSBC Bank USA NA	7.000	01/15/39	35,781
150,000	HSBC Holdings plc	4.875	01/14/22	158,534
1,325,000	HSBC Holdings plc	6.500	09/15/37	1,307,896
150,000	HSBC Holdings plc	6.100	01/14/42	170,020
340,000	JP Morgan Chase Capital XXV	6.800	10/01/37	341,275
2,475,000	JPMorgan Chase & Co	2.050	01/24/14	2,476,870
634,000	JPMorgan Chase & Co	5.125	09/15/14	668,427
225,000	JPMorgan Chase & Co	3.700	01/20/15	233,281
610,000	JPMorgan Chase & Co	3.400	06/24/15	621,815
700,000	JPMorgan Chase & Co	5.150	10/01/15	742,966
250,000	JPMorgan Chase & Co	3.450	03/01/16	253,988
300,000	JPMorgan Chase & Co	3.150	07/05/16	301,404
335,000	JPMorgan Chase & Co	6.000	01/15/18	373,752
180,000	JPMorgan Chase & Co	4.950	03/25/20	191,316
700,000	JPMorgan Chase & Co	4.400	07/22/20	714,851
1,820,000	JPMorgan Chase & Co	4.250	10/15/20	1,832,782
150,000	JPMorgan Chase & Co	4.625	05/10/21	155,197
1,950,000	JPMorgan Chase & Co	4.350	08/15/21	1,969,318
1,108,000	JPMorgan Chase & Co	5.500	10/15/40	1,148,120

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		JPMorgan Chase & Co	5.400%	01/06/42	$208,717
50,000		KeyBank NA	5.800	07/01/14	53,384
600,000		KeyCorp	3.750	08/13/15	622,180
150,000		KeyCorp	5.100	03/24/21	155,769
150,000		M&I Marshall & Ilsley Bank	5.000	01/17/17	158,192
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	263,376
100,000		Noble Holding International Ltd	6.200	08/01/40	112,623
600,000		Nordic Investment Bank	3.625	06/17/13	625,893
500,000		Nordic Investment Bank	2.250	03/15/16	523,634
400,000		Northern Trust Corp	4.625	05/01/14	430,251
580,000		PNC Funding Corp	5.400	06/10/14	634,268
700,000		PNC Funding Corp	2.700	09/19/16	712,583
645,000		PNC Funding Corp	5.125	02/08/20	728,832
50,000		PNC Funding Corp	4.375	08/11/20	54,062
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	234,047
250,000		Sovereign Bank	8.750	05/30/18	278,747
350,000		State Street Corp	4.300	05/30/14	374,595
300,000		SunTrust Bank	7.250	03/15/18	342,019
100,000		SunTrust Banks, Inc	3.600	04/15/16	101,834
150,000		SunTrust Banks, Inc	3.500	01/20/17	150,773
100,000		SunTrust Banks, Inc	6.000	09/11/17	109,873
50,000		SVB Financial Group	5.375	09/15/20	51,224
200,000		Svenska Handelsbanken AB	3.125	07/12/16	201,150
315,000		Union Bank of California NA	5.950	05/11/16	340,893
60,000		UnionBanCal Corp	5.250	12/16/13	61,732
150,000		US Bancorp	2.125	02/15/13	152,450
400,000		US Bancorp	2.000	06/14/13	406,525
300,000		US Bancorp	2.200	11/15/16	302,882
970,000		US Bank NA	6.300	02/04/14	1,064,670
240,000		USB Capital XIII Trust	6.625	12/15/39	243,830
1,029,000		Wachovia Bank NA	4.800	11/01/14	1,081,280
900,000		Wachovia Bank NA	5.600	03/15/16	963,763
1,110,000		Wachovia Bank NA	5.850	02/01/37	1,161,689
800,000		Wachovia Corp	5.500	05/01/13	844,079
350,000		Wells Fargo & Co	3.676	06/15/16	365,749
300,000		Wells Fargo & Co	5.125	09/15/16	322,574
1,200,000		Wells Fargo & Co	4.600	04/01/21	1,316,018
264,000		Wells Fargo & Co	5.375	02/07/35	283,727
1,670,000		Wells Fargo Bank NA	4.750	02/09/15	1,742,293
20,000		Western Union Co	5.930	10/01/16	22,535
100,000		Western Union Co	3.650	08/22/18	102,529
400,000		Western Union Co	5.253	04/01/20	450,628
100,000		Westpac Banking Corp	1.850	12/09/13	100,092
1,455,000		Westpac Banking Corp	3.000	08/04/15	1,471,881
150,000		Westpac Banking Corp	3.000	12/09/15	150,729
75,000		Westpac Banking Corp	4.875	11/19/19	79,794
185,000		Zions Bancorporation	7.750	09/23/14	196,154

		TOTAL BANKS			73,548,727

CAPITAL GOODS - 0.7%
165,000		Agilent Technologies, Inc	2.500	07/15/13	166,558
50,000		Agilent Technologies, Inc	6.500	11/01/17	57,902

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Agilent Technologies, Inc	5.000%	07/15/20	$111,973
200,000		Applied Materials, Inc	4.300	06/15/21	212,392
100,000		Applied Materials, Inc	5.850	06/15/41	113,972
100,000		Arrow Electronics, Inc	6.875	07/01/13	107,512
225,000		Avnet, Inc	6.625	09/15/16	251,702
115,000		Black & Decker Corp	8.950	04/15/14	132,809
100,000		Cameron International Corp	6.375	07/15/18	118,428
100,000		Cameron International Corp	5.950	06/01/41	115,161
100,000		Carlisle Cos, Inc	5.125	12/15/20	109,785
136,000		Caterpillar Financial Services Corp	6.125	02/17/14	150,576
150,000		Caterpillar Financial Services Corp	1.375	05/20/14	151,878
250,000		Caterpillar Financial Services Corp	2.050	08/01/16	256,638
500,000		Caterpillar Financial Services Corp	5.850	09/01/17	595,759
200,000		Caterpillar Financial Services Corp	5.450	04/15/18	233,797
1,361,000		Caterpillar Financial Services Corp	7.150	02/15/19	1,743,149
50,000		Caterpillar, Inc	5.700	08/15/16	58,673
200,000		Caterpillar, Inc	3.900	05/27/21	219,572
10,000		Caterpillar, Inc	7.300	05/01/31	14,508
150,000		Caterpillar, Inc	5.200	05/27/41	179,669
75,000		CRH America, Inc	5.300	10/15/13	77,898
150,000		CRH America, Inc	4.125	01/15/16	149,761
350,000		CRH America, Inc	6.000	09/30/16	373,876
450,000		Danaher Corp	5.625	01/15/18	529,009
218,000		Deere & Co	5.375	10/16/29	273,954
150,000		Dover Corp	5.450	03/15/18	176,448
100,000		Dover Corp	5.375	03/01/41	122,272
200,000		Eaton Corp	5.600	05/15/18	236,611
300,000		Emerson Electric Co	5.250	10/15/18	354,783
400,000		Emerson Electric Co	4.875	10/15/19	468,228
100,000	g	Energizer Holdings, Inc	4.700	05/19/21	105,240
400,000		General Dynamics Corp	5.250	02/01/14	436,451
11,000		General Dynamics Corp	5.375	08/15/15	12,574
300,000		General Dynamics Corp	2.250	07/15/16	309,579
1,050,000		General Electric Co	5.000	02/01/13	1,094,200
550,000		General Electric Co	5.250	12/06/17	631,269
265,000		Goodrich Corp	6.125	03/01/19	322,302
25,000		Goodrich Corp	4.875	03/01/20	28,518
185,000		Harsco Corp	5.125	09/15/13	197,318
100,000		IDEX Corp	4.500	12/15/20	103,934
200,000		IDEX Corp	4.200	12/15/21	202,822
100,000		Illinois Tool Works, Inc	6.250	04/01/19	123,404
200,000	g	Illinois Tool Works, Inc	4.875	09/15/41	227,567
200,000		Ingersoll-Rand Global Holding Co Ltd	6.000	08/15/13	213,792
170,000		Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	205,918
695,000		John Deere Capital Corp	2.950	03/09/15	732,212
100,000		John Deere Capital Corp	2.000	01/13/17	101,495
800,000		John Deere Capital Corp	5.500	04/13/17	942,209
200,000		John Deere Capital Corp	3.150	10/15/21	203,832
100,000		Joy Global, Inc	5.125	10/15/21	106,746
100,000		KLA-Tencor Corp	6.900	05/01/18	115,315
100,000		Legrand France S.A.	8.500	02/15/25	122,228
400,000		Lockheed Martin Corp	7.650	05/01/16	489,118

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$239,000		Lockheed Martin Corp	5.500%	11/15/39	$258,209
350,000		Lockheed Martin Corp	4.850	09/15/41	354,731
100,000		Mosaic Co	4.875	11/15/41	103,372
50,000		Parker Hannifin Corp	3.500	09/15/22	51,701
100,000		Raytheon Co	1.400	12/15/14	100,484
50,000		Raytheon Co	4.400	02/15/20	54,920
300,000		Raytheon Co	3.125	10/15/20	302,336
200,000		Raytheon Co	7.200	08/15/27	265,073
100,000		Raytheon Co	4.700	12/15/41	102,700
100,000		Rockwell Automation, Inc	6.250	12/01/37	128,720
100,000		Rockwell Collins, Inc	3.100	11/15/21	101,727
100,000		Roper Industries, Inc	6.250	09/01/19	118,159
100,000		Snap-on, Inc	4.250	01/15/18	107,574
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	255,106
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	110,962
250,000		Textron, Inc	5.600	12/01/17	264,277
170,000		Tyco International Finance S.A.	4.125	10/15/14	181,184
200,000		Tyco International Finance S.A.	3.375	10/15/15	209,306
400,000		Tyco International Finance S.A.	3.750	01/15/18	421,200
200,000		United Technologies Corp	4.875	05/01/15	224,665
200,000		United Technologies Corp	5.375	12/15/17	236,585
490,000		United Technologies Corp	4.500	04/15/20	552,208
280,000		United Technologies Corp	5.400	05/01/35	331,312
280,000		United Technologies Corp	6.050	06/01/36	355,389
145,000		United Technologies Corp	5.700	04/15/40	179,013
100,000		Valmont Industries, Inc	6.625	04/20/20	115,744
100,000	g	Xylem, Inc	3.550	09/20/16	103,116
100,000	g	Xylem, Inc	4.875	10/01/21	105,976

		TOTAL CAPITAL GOODS			20,589,045

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
200,000		Celgene Corp	3.950	10/15/20	201,424
30,000		Corp Andina de Fomento	5.125	05/05/15	31,388
500,000		Corp Andina de Fomento	3.750	01/15/16	507,704
100,000		Corp Andina de Fomento	8.125	06/04/19	122,830
650,000		Council Of Europe Development Bank	2.625	02/16/16	678,302
350,000		Daimler Finance North America LLC	6.500	11/15/13	381,219
300,000		Daimler Finance North America LLC	8.500	01/18/31	419,461
200,000		eBay, Inc	3.250	10/15/20	201,888
150,000		Equifax, Inc	6.300	07/01/17	169,317
25,000		Howard Hughes Medical Institute	3.450	09/01/14	26,662
200,000		McGraw-Hill Cos, Inc	5.900	11/15/17	217,632
44,000		Quest Diagnostics, Inc	5.450	11/01/15	49,756
200,000		Quest Diagnostics, Inc	4.700	04/01/21	213,217
150,000		Quest Diagnostics, Inc	6.950	07/01/37	186,494
150,000		Reed Elsevier Capital, Inc	7.750	01/15/14	167,358
100,000		Reed Elsevier Capital, Inc	8.625	01/15/19	124,809
63,000		Republic Services, Inc	5.500	09/15/19	72,707
265,000		Republic Services, Inc	5.000	03/01/20	297,525
580,000		Republic Services, Inc	5.250	11/15/21	657,655
30,000		Republic Services, Inc	6.200	03/01/40	36,266
150,000		SAIC, Inc	4.450	12/01/20	159,724

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Svensk Exportkredit AB	3.250%	09/16/14	$103,316
300,000	Thomson Corp	5.700	10/01/14	331,986
345,000	Thomson Reuters Corp	6.500	07/15/18	413,343
145,000	Thomson Reuters Corp	5.850	04/15/40	166,096
25,000	Vanderbilt University	5.250	04/01/19	29,582
500,000	Waste Management, Inc	5.000	03/15/14	535,852
310,000	Waste Management, Inc	4.600	03/01/21	335,928
255,000	Waste Management, Inc	6.125	11/30/39	312,801

	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			7,152,242

CONSUMER DURABLES & APPAREL - 0.0%
100,000	Hasbro, Inc	6.125	05/15/14	109,092
100,000	Hasbro, Inc	6.350	03/15/40	108,108
100,000	Mattel Inc	4.350	10/01/20	106,948
100,000	Mattel, Inc	5.450	11/01/41	101,257
100,000	Newell Rubbermaid, Inc	5.500	04/15/13	104,855
100,000	Newell Rubbermaid, Inc	4.700	08/15/20	105,629
220,000	VF Corp	6.450	11/01/37	286,561
200,000	Whirlpool Corp	8.600	05/01/14	223,225

	TOTAL CONSUMER DURABLES & APPAREL			1,145,675

CONSUMER SERVICES - 0.2%
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	116,207
100,000	Cintas Corp No 2	4.300	06/01/21	107,417
100,000	Darden Restaurants, Inc	6.200	10/15/17	114,644
100,000	Darden Restaurants, Inc	6.800	10/15/37	114,547
75,000	Dartmouth College	4.750	06/01/19	87,006
100,000	Hyatt Hotels Corp	3.875	08/15/16	102,240
150,000	Johns Hopkins University	5.250	07/01/19	178,361
160,000	Marriott International, Inc	5.625	02/15/13	166,804
100,000	Massachusetts Institute of Technology	5.600	07/01/11	137,563
720,000	McDonald’s Corp	3.500	07/15/20	776,552
150,000	McDonald’s Corp	2.625	01/15/22	150,818
280,000	McDonald’s Corp	6.300	03/01/38	391,637
100,000	Princeton University	4.950	03/01/19	118,264
20,000	Princeton University	5.700	03/01/39	26,076
700,000	Walt Disney Co	4.500	12/15/13	753,464
350,000	Walt Disney Co	0.875	12/01/14	351,639
70,000	Walt Disney Co	5.625	09/15/16	82,915
200,000	Walt Disney Co	7.000	03/01/32	278,548
100,000	Walt Disney Co	4.375	08/16/41	105,502
100,000	Walt Disney Co	4.125	12/01/41	103,159
300,000	Wyndham Worldwide Corp	6.000	12/01/16	323,520
200,000	Yale University	2.900	10/15/14	211,752
330,000	Yum! Brands, Inc	6.250	03/15/18	386,701
50,000	Yum! Brands, Inc	3.875	11/01/20	51,132
100,000	Yum! Brands, Inc	6.875	11/15/37	127,658

	TOTAL CONSUMER SERVICES			5,364,126

DIVERSIFIED FINANCIALS - 3.6%
300,000	Abbey National Treasury Services plc	2.875	04/25/14	279,676
150,000	ABN Amro Bank NV	4.650	06/04/18	136,627

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	African Development Bank	3.000%	05/27/14	$527,264
250,000	African Development Bank	1.250	09/02/16	250,700
20,000	Ahold Finance USA LLC	6.875	05/01/29	25,916
400,000	American Express Co	6.150	08/28/17	457,462
190,000	American Express Co	7.000	03/19/18	229,599
255,000	American Express Co	8.125	05/20/19	329,682
244,000	American Express Co	8.150	03/19/38	362,031
1,750,000	American Express Credit Corp	2.750	09/15/15	1,759,282
1,000,000	American Express Credit Corp	2.800	09/19/16	1,004,900
295,000	Ameriprise Financial, Inc	5.300	03/15/20	317,438
100,000	Bank of Montreal	2.125	06/28/13	101,621
40,000	Bank of Nova Scotia	2.250	01/22/13	40,547
220,000	Bank of Nova Scotia	2.375	12/17/13	225,874
900,000	Bank of Nova Scotia	3.400	01/22/15	945,338
100,000	Bank of Nova Scotia	2.050	10/07/15	100,403
250,000	Bank of Nova Scotia	2.900	03/29/16	258,802
510,000	Barclays Bank plc	5.200	07/10/14	525,718
1,900,000	Barclays Bank plc	5.000	09/22/16	1,967,762
200,000	Barclays Bank plc	5.125	01/08/20	205,444
80,000	Bear Stearns Cos LLC	5.300	10/30/15	86,031
116,000	Bear Stearns Cos LLC	5.550	01/22/17	122,635
500,000	Berkshire Hathaway, Inc	2.125	02/11/13	508,473
50,000	Berkshire Hathaway, Inc	3.200	02/11/15	53,008
200,000	Berkshire Hathaway, Inc	3.750	08/15/21	207,809
275,000	BlackRock, Inc	3.500	12/10/14	293,652
20,000	BlackRock, Inc	6.250	09/15/17	23,268
390,000	BlackRock, Inc	5.000	12/10/19	425,608
100,000	Block Financial LLC	5.125	10/30/14	101,999
480,000	BNP Paribas	3.250	03/11/15	453,713
800,000	BNP Paribas	3.600	02/23/16	750,378
250,000	BNP Paribas	5.000	01/15/21	240,624
100,000	Canadian Imperial Bank of Commerce	1.450	09/13/13	99,998
425,000	Canadian Imperial Bank of Commerce	2.350	12/11/15	427,580
250,000	Capital One Bank USA NA	6.500	06/13/13	263,700
100,000	Capital One Capital V	10.250	08/15/39	103,750
200,000	Capital One Financial Corp	7.375	05/23/14	219,742
200,000	Charles Schwab Corp	4.950	06/01/14	216,749
100,000	Charles Schwab Corp	4.450	07/22/20	105,806
120,000	CME Group, Inc	5.750	02/15/14	130,802
1,780,000	Credit Suisse	5.500	05/01/14	1,850,168
960,000	Credit Suisse	5.300	08/13/19	990,058
300,000	Credit Suisse	5.400	01/14/20	282,950
110,000	Credit Suisse	4.375	08/05/20	107,852
1,300,000	Credit Suisse USA, Inc	5.375	03/02/16	1,375,074
100,000	Credit Suisse USA, Inc	7.125	07/15/32	118,276
155,000	Digital Realty Trust LP	4.500	07/15/15	158,099
100,000	Discover Financial Services	10.250	07/15/19	121,896
90,000	Eaton Vance Corp	6.500	10/02/17	101,007
125,000	Franklin Resources, Inc	3.125	05/20/15	129,702
1,435,000	General Electric Capital Corp	1.875	09/16/13	1,452,675
2,335,000	General Electric Capital Corp	5.500	06/04/14	2,538,261
1,605,000	General Electric Capital Corp	3.500	06/29/15	1,682,915

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		General Electric Capital Corp	2.250%	11/09/15	$401,788
150,000		General Electric Capital Corp	2.950	05/09/16	154,272
625,000		General Electric Capital Corp	5.625	09/15/17	691,734
630,000		General Electric Capital Corp	5.500	01/08/20	693,184
1,105,000		General Electric Capital Corp	4.375	09/16/20	1,129,183
250,000		General Electric Capital Corp	4.625	01/07/21	259,363
300,000		General Electric Capital Corp	5.300	02/11/21	320,686
2,025,000		General Electric Capital Corp	6.750	03/15/32	2,371,155
700,000		General Electric Capital Corp	5.875	01/14/38	741,711
627,000		General Electric Capital Corp	6.875	01/10/39	751,166
340,000	i	Goldman Sachs Capital II	5.793	12/30/49	209,100
1,630,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,596,918
1,875,000		Goldman Sachs Group, Inc	3.625	02/07/16	1,811,668
550,000		Goldman Sachs Group, Inc	5.950	01/18/18	563,322
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	61,925
1,195,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,319,769
2,505,000		Goldman Sachs Group, Inc	5.375	03/15/20	2,472,495
550,000		Goldman Sachs Group, Inc	6.000	06/15/20	563,399
800,000		Goldman Sachs Group, Inc	5.250	07/27/21	780,432
65,000		Goldman Sachs Group, Inc	6.450	05/01/36	58,651
1,050,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,030,080
580,000		HSBC Finance Corp	4.750	07/15/13	592,263
600,000		HSBC Finance Corp	5.500	01/19/16	613,967
532,000		HSBC Finance Corp	6.676	01/15/21	550,299
130,000		Jefferies Group, Inc	3.875	11/09/15	115,050
425,000		Jefferies Group, Inc	8.500	07/15/19	431,375
100,000		Jefferies Group, Inc	6.450	06/08/27	83,250
100,000		Korea Finance Corp	3.250	09/20/16	98,330
635,000		Kreditanstalt fuer Wiederaufbau	3.500	05/16/13	658,916
1,250,000		Kreditanstalt fuer Wiederaufbau	4.000	10/15/13	1,319,619
1,000,000		Kreditanstalt fuer Wiederaufbau	1.375	01/13/14	1,009,144
3,000,000		Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	3,012,035
1,105,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,284,638
5,175,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	5,844,028
203,000		Lazard Group LLC	7.125	05/15/15	217,979
85,000	n	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	9
600,000		Lloyds TSB Bank plc	4.875	01/21/16	584,750
250,000		Lloyds TSB Bank plc	6.375	01/21/21	250,534
500,000		Merril Lynch & Co, Inc	6.050	05/16/16	471,280
300,000		Merril Lynch & Co, Inc	6.220	09/15/26	247,460
1,260,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,220,063
1,050,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,035,236
1,000,000		Merrill Lynch & Co, Inc	6.110	01/29/37	770,935
100,000		Merrill Lynch & Co, Inc	7.750	05/14/38	95,012
300,000		Morgan Stanley	4.750	04/01/14	295,526
3,300,000		Morgan Stanley	6.000	05/13/14	3,332,059
100,000		Morgan Stanley	2.875	07/28/14	94,176
720,000		Morgan Stanley	6.000	04/28/15	721,253
200,000		Morgan Stanley	3.800	04/29/16	184,263
970,000		Morgan Stanley	5.450	01/09/17	933,881
550,000		Morgan Stanley	5.550	04/27/17	530,647
245,000		Morgan Stanley	5.950	12/28/17	233,420

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$796,000		Morgan Stanley	7.300%	05/13/19	$810,685
300,000		Morgan Stanley	5.625	09/23/19	277,824
590,000		Morgan Stanley	5.500	01/26/20	537,062
200,000		Morgan Stanley	5.750	01/25/21	186,561
600,000		Morgan Stanley	5.500	07/28/21	554,781
600,000		Morgan Stanley	7.250	04/01/32	611,828
200,000	i	MUFG Capital Finance Ltd	6.346	12/30/49	203,128
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	225,390
150,000		National Rural Utilities Cooperative Finance Corp	3.875	09/16/15	162,277
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	1,057,484
250,000		Nomura Holdings, Inc	5.000	03/04/15	251,743
260,000		Nomura Holdings, Inc	4.125	01/19/16	253,729
430,000		Nomura Holdings, Inc	6.700	03/04/20	452,762
40,000		NYSE Euronext	4.800	06/28/13	42,086
150,000		Oesterreichische Kontrollbank AG.	3.625	06/17/13	155,132
1,000,000		Oesterreichische Kontrollbank AG.	1.375	01/21/14	999,254
300,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	340,102
600,000		ORIX Corp	5.000	01/12/16	630,317
165,000		PACCAR Financial Corp	2.050	06/17/13	167,429
300,000		Principal Life Income Funding Trusts	5.300	04/24/13	314,753
200,000		Principal Life Income Funding Trusts	5.550	04/27/15	213,563
240,000		Rabobank Nederland NV	2.125	10/13/15	235,176
500,000		Rabobank Nederland NV	4.500	01/11/21	519,423
200,000		Rabobank Nederland NV	5.250	05/24/41	196,055
100,000		Raymond James Financial, Inc	4.250	04/15/16	102,162
200,000		Royal Bank of Canada	2.100	07/29/13	203,037
500,000		Royal Bank of Canada	1.125	01/15/14	501,133
335,000		Royal Bank of Canada	2.625	12/15/15	344,347
200,000		Royal Bank of Canada	2.300	07/20/16	203,309
150,000		Royal Bank of Scotland plc	3.400	08/23/13	145,929
50,000		Royal Bank of Scotland plc	4.875	03/16/15	47,809
500,000		Royal Bank of Scotland plc	3.950	09/21/15	468,852
1,200,000		Royal Bank of Scotland plc	4.375	03/16/16	1,144,792
100,000		Royal Bank of Scotland plc	5.625	08/24/20	95,913
200,000		Santander UK plc	7.950	10/26/29	168,864
80,000		SLM Corp	5.375	01/15/13	80,552
950,000		SLM Corp	6.250	01/25/16	923,855
680,000		SLM Corp	8.450	06/15/18	700,400
300,000		State Street Corp	4.375	03/07/21	328,999
150,000		TD Ameritrade Holding Corp	4.150	12/01/14	158,533
92,000		Telefonica Europe BV	8.250	09/15/30	101,182
100,000		Toronto-Dominion Bank	2.500	07/14/16	101,988
400,000		Toronto-Dominion Bank	2.375	10/19/16	407,036
50,000		Toyota Motor Credit Corp	1.375	08/12/13	50,465
250,000		Toyota Motor Credit Corp	3.200	06/17/15	262,954
700,000		Toyota Motor Credit Corp	2.800	01/11/16	723,223
300,000		Toyota Motor Credit Corp	2.000	09/15/16	302,985
300,000		Toyota Motor Credit Corp	3.400	09/15/21	309,181
1,500,000		UBS AG.	2.250	01/28/14	1,459,677
80,000		UBS AG.	5.750	04/25/18	82,886
1,125,000		UBS AG.	4.875	08/04/20	1,117,326
400,000		UFJ Finance Aruba AEC	6.750	07/15/13	427,423

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Unilever Capital Corp	2.750%	02/10/16	$528,277
30,000		Unilever Capital Corp	5.900	11/15/32	39,358

		TOTAL DIVERSIFIED FINANCIALS			91,540,733

ENERGY - 2.0%
650,000		Anadarko Petroleum Corp	5.950	09/15/16	736,808
100,000		Anadarko Petroleum Corp	6.375	09/15/17	115,913
165,000		Anadarko Petroleum Corp	8.700	03/15/19	210,656
825,000		Anadarko Petroleum Corp	6.200	03/15/40	918,134
150,000		Apache Corp	5.250	04/15/13	158,702
400,000		Apache Corp	6.900	09/15/18	508,657
480,000		Apache Corp	5.100	09/01/40	560,999
450,000	g	Baker Hughes, Inc	3.200	08/15/21	464,956
215,000		Baker Hughes, Inc	5.125	09/15/40	251,401
200,000		Boardwalk Pipelines LP	5.750	09/15/19	221,123
250,000		BP Capital Markets plc	5.250	11/07/13	268,141
100,000		BP Capital Markets plc	1.700	12/05/14	100,964
395,000		BP Capital Markets plc	3.875	03/10/15	421,784
590,000		BP Capital Markets plc	3.125	10/01/15	617,980
1,000,000		BP Capital Markets plc	3.200	03/11/16	1,048,021
150,000		BP Capital Markets plc	4.742	03/11/21	169,898
300,000		BP Capital Markets plc	3.561	11/01/21	312,325
100,000		Buckeye Partners LP	5.300	10/15/14	108,139
200,000		Buckeye Partners LP	4.875	02/01/21	210,510
575,000		Burlington Resources Finance Co	7.200	08/15/31	789,334
400,000		Canadian Natural Resources Ltd	5.700	05/15/17	472,944
550,000		Canadian Natural Resources Ltd	6.250	03/15/38	695,785
45,000		Cenovus Energy, Inc	4.500	09/15/14	48,478
340,000		Cenovus Energy, Inc	5.700	10/15/19	398,807
200,000		Cenovus Energy, Inc	6.750	11/15/39	264,680
500,000		Chevron Corp	3.950	03/03/14	534,700
100,000		Chevron Corp	4.950	03/03/19	118,110
1,005,000		ConocoPhillips	4.600	01/15/15	1,111,523
600,000		ConocoPhillips	5.750	02/01/19	722,999
485,000		ConocoPhillips	6.500	02/01/39	670,885
500,000		ConocoPhillips Holding Co	6.950	04/15/29	681,648
250,000		Devon Energy Corp	6.300	01/15/19	305,791
600,000		Devon Energy Corp	7.950	04/15/32	858,716
100,000		Diamond Offshore Drilling, Inc	5.875	05/01/19	116,114
100,000		Diamond Offshore Drilling, Inc	5.700	10/15/39	111,508
250,000		Ecopetrol S.A.	7.625	07/23/19	301,250
495,000		Enbridge Energy Partners LP	5.200	03/15/20	549,908
100,000		Enbridge Energy Partners LP	5.500	09/15/40	111,441
220,000		EnCana Corp	6.500	05/15/19	262,932
515,000		EnCana Corp	6.625	08/15/37	622,026
150,000		EnCana Corp	5.150	11/15/41	153,132
200,000		EnCana Holdings Finance Corp	5.800	05/01/14	217,213
400,000		Ensco plc	3.250	03/15/16	408,058
500,000		Ensco plc	4.700	03/15/21	520,703
40,000		Enterprise Products Operating LLC	5.600	10/15/14	43,827
145,000		Enterprise Products Operating LLC	5.000	03/01/15	157,930
735,000		Enterprise Products Operating LLC	6.300	09/15/17	860,779

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$130,000		Enterprise Products Operating LLC	6.500%	01/31/19	$151,383
600,000		Enterprise Products Operating LLC	5.200	09/01/20	664,112
480,000		Enterprise Products Operating LLC	6.125	10/15/39	536,144
300,000		EOG Resources, Inc	6.125	10/01/13	325,651
100,000		EOG Resources, Inc	2.500	02/01/16	102,985
440,000		EOG Resources, Inc	4.100	02/01/21	479,180
50,000		EQT Corp	6.500	04/01/18	55,750
200,000		EQT Corp	8.125	06/01/19	234,594
200,000		Halliburton Co	6.150	09/15/19	245,736
400,000		Halliburton Co	7.450	09/15/39	577,954
100,000		Halliburton Co	4.500	11/15/41	102,570
275,000		Hess Corp	8.125	02/15/19	353,007
540,000		Hess Corp	5.600	02/15/41	603,327
300,000		Husky Energy, Inc	5.900	06/15/14	326,061
30,000		Husky Energy, Inc	7.250	12/15/19	36,711
130,000		Husky Energy, Inc	6.800	09/15/37	163,102
200,000		Magellan Midstream Partners LP	6.550	07/15/19	236,548
125,000		Magellan Midstream Partners LP	4.250	02/01/21	131,013
200,000		Marathon Oil Corp	6.000	10/01/17	232,703
255,000		Marathon Oil Corp	6.600	10/01/37	309,292
200,000		Marathon Petroleum Corp	3.500	03/01/16	203,578
250,000		Marathon Petroleum Corp	5.125	03/01/21	261,168
424,000		Nabors Industries, Inc	9.250	01/15/19	533,347
100,000	g	Nabors Industries, Inc	4.625	09/15/21	101,571
635,000		Nexen, Inc	6.400	05/15/37	672,629
150,000		Noble Energy, Inc	8.250	03/01/19	195,059
150,000		Noble Energy, Inc	4.150	12/15/21	155,174
200,000		Noble Energy, Inc	6.000	03/01/41	231,392
100,000		Noble Holding International Ltd	3.450	08/01/15	104,036
305,000		Noble Holding International Ltd	4.900	08/01/20	323,093
100,000		NuStar Logistics LP	7.650	04/15/18	118,724
25,000		NuStar Logistics LP	4.800	09/01/20	26,036
350,000		Occidental Petroleum Corp	2.500	02/01/16	366,075
350,000		Occidental Petroleum Corp	1.750	02/15/17	354,498
250,000		Occidental Petroleum Corp	3.125	02/15/22	256,462
206,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	236,112
185,000		Pemex Project Funding Master Trust	5.750	03/01/18	203,500
350,000		Petrobras International Finance Co	3.875	01/27/16	360,574
47,000		Petrobras International Finance Co	6.125	10/06/16	52,102
625,000		Petrobras International Finance Co	7.875	03/15/19	746,061
100,000		Petrobras International Finance Co	5.750	01/20/20	107,012
875,000		Petrobras International Finance Co	6.875	01/20/40	1,013,412
200,000		Petrobras International Finance Co-Pifco	9.125	07/02/13	219,250
75,000		Petro-Canada	6.800	05/15/38	96,838
400,000		Petrohawk Energy Corp	7.250	08/15/18	450,000
505,000		Petroleos Mexicanos	4.875	03/15/15	537,194
80,000		Petroleos Mexicanos	8.000	05/03/19	99,800
475,000		Petroleos Mexicanos	6.000	03/05/20	527,393
800,000		Petroleos Mexicanos	5.500	01/21/21	868,000
690,000		Petroleos Mexicanos	6.500	06/02/41	776,250
200,000		Plains All American Pipeline LP	6.125	01/15/17	226,108
400,000		Plains All American Pipeline LP	5.000	02/01/21	440,639

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Plains All American Pipeline LP	6.650%	01/15/37	$119,156
100,000		Rowan Cos, Inc	5.000	09/01/17	105,076
440,000		Shell International Finance BV	3.100	06/28/15	471,742
805,000		Shell International Finance BV	4.300	09/22/19	934,081
1,130,000		Shell International Finance BV	4.375	03/25/20	1,319,234
171,000		Shell International Finance BV	6.375	12/15/38	235,349
210,000		Statoil ASA	2.900	10/15/14	220,369
350,000		Statoil ASA	3.125	08/17/17	369,145
450,000		Statoil ASA	5.250	04/15/19	520,761
250,000		Statoil ASA	3.150	01/23/22	257,113
200,000		Statoil ASA	5.100	08/17/40	236,751
250,000		Statoil ASA	4.250	11/23/41	261,100
350,000		Suncor Energy, Inc	6.100	06/01/18	414,317
900,000		Suncor Energy, Inc	6.500	06/15/38	1,133,509
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	107,014
25,000		Talisman Energy, Inc	7.750	06/01/19	30,827
250,000		Talisman Energy, Inc	3.750	02/01/21	245,781
300,000		Talisman Energy, Inc	5.850	02/01/37	337,874
320,000		TransCanada Pipelines Ltd	4.000	06/15/13	333,018
340,000		TransCanada Pipelines Ltd	5.850	03/15/36	403,628
469,000		TransCanada Pipelines Ltd	7.625	01/15/39	676,408
300,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	301,010
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	647,524
443,000		Transocean, Inc	6.000	03/15/18	452,755
400,000		Transocean, Inc	6.500	11/15/20	413,197
150,000		Transocean, Inc	6.375	12/15/21	159,432
100,000		Transocean, Inc	6.800	03/15/38	100,794
165,000		Vale Overseas Ltd	6.250	01/23/17	185,941
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,080,638
150,000		Vale Overseas Ltd	8.250	01/17/34	192,620
464,000		Vale Overseas Ltd	6.875	11/21/36	528,288
680,000		Valero Energy Corp	6.125	02/01/20	756,382
330,000		Valero Energy Corp	7.500	04/15/32	386,117
840,000		Weatherford Bermuda Holdings Ltd	5.125	09/15/20	872,909
60,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	68,063
150,000		Weatherford International Ltd	9.625	03/01/19	193,994
300,000		XTO Energy, Inc	6.250	08/01/17	368,219

		TOTAL ENERGY			51,687,378

FOOD & STAPLES RETAILING - 0.2%
550,000		CVS Caremark Corp	3.250	05/18/15	579,893
225,000		CVS Caremark Corp	5.750	06/01/17	262,539
75,000		CVS Caremark Corp	6.600	03/15/19	91,418
185,000		CVS Caremark Corp	4.750	05/18/20	206,297
100,000		CVS Caremark Corp	4.125	05/15/21	107,657
450,000		CVS Caremark Corp	6.125	09/15/39	547,597
95,000		Delhaize Group S.A.	5.875	02/01/14	103,110
105,000		Delhaize Group S.A.	6.500	06/15/17	123,409
35,000		Delhaize Group S.A.	5.700	10/01/40	35,930
85,000		Kroger Co	5.000	04/15/13	88,923
300,000		Kroger Co	6.400	08/15/17	356,798
55,000		Kroger Co	6.800	12/15/18	67,541

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$445,000	Kroger Co	6.150%	01/15/20	$540,017
100,000	Kroger Co	6.900	04/15/38	128,591
239,000	Safeway, Inc	6.350	08/15/17	270,985
25,000	Safeway, Inc	5.000	08/15/19	26,672
240,000	Safeway, Inc	3.950	08/15/20	237,007
150,000	Safeway, Inc	4.750	12/01/21	153,654
50,000	Starbucks Corp	6.250	08/15/17	59,365
200,000	SYSCO Corp	5.250	02/12/18	234,381
100,000	SYSCO Corp	5.375	09/21/35	125,117
450,000	Walgreen Co	4.875	08/01/13	480,102
100,000	Walgreen Co	5.250	01/15/19	118,884

	TOTAL FOOD & STAPLES RETAILING			4,945,887

FOOD, BEVERAGE & TOBACCO - 1.1%
50,000	Altria Group, Inc	4.125	09/11/15	54,280
1,030,000	Altria Group, Inc	9.250	08/06/19	1,383,039
1,100,000	Altria Group, Inc	4.750	05/05/21	1,211,142
155,000	Altria Group, Inc	10.200	02/06/39	241,199
316,000	Anheuser-Busch Cos, Inc	5.500	01/15/18	364,497
600,000	Anheuser-Busch InBev Worldwide, Inc	2.500	03/26/13	611,091
350,000	Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	369,299
500,000	Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	586,402
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,593,204
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	666,419
100,000	Archer-Daniels-Midland Co	5.450	03/15/18	118,582
590,000	Archer-Daniels-Midland Co	5.935	10/01/32	731,327
520,000	Bottling Group LLC	6.950	03/15/14	584,489
450,000	Bottling Group LLC	5.125	01/15/19	524,997
400,000	Bunge Ltd	4.100	03/15/16	414,210
100,000	Bunge Ltd	8.500	06/15/19	121,724
125,000	Campbell Soup Co	3.050	07/15/17	133,612
100,000	Campbell Soup Co	4.250	04/15/21	111,576
325,000	Coca-Cola Co	1.500	11/15/15	329,434
1,285,000	Coca-Cola Co	1.800	09/01/16	1,307,040
260,000	Coca-Cola Co	3.150	11/15/20	272,871
150,000	Coca-Cola Enterprises, Inc	2.125	09/15/15	152,609
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	104,635
100,000	Coca-Cola Enterprises, Inc	3.250	08/19/21	101,025
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	110,500
100,000	Coca-Cola HBC Finance BV	5.500	09/17/15	109,844
325,000	ConAgra Foods, Inc	7.000	04/15/19	382,148
100,000	ConAgra Foods, Inc	7.000	10/01/28	114,905
100,000	Corn Products International, Inc	4.625	11/01/20	106,340
350,000	Diageo Capital plc	5.500	09/30/16	402,410
325,000	Diageo Capital plc	5.750	10/23/17	381,366
200,000	Diageo Capital plc	5.875	09/30/36	248,940
400,000	Diageo Finance BV	5.500	04/01/13	422,914
190,000	Dr Pepper Snapple Group, Inc	6.120	05/01/13	202,375
100,000	Dr Pepper Snapple Group, Inc	2.900	01/15/16	103,712
150,000	Dr Pepper Snapple Group, Inc	2.600	01/15/19	149,142
342,000	Fortune Brands, Inc	5.375	01/15/16	375,506
235,000	General Mills, Inc	5.250	08/15/13	251,139

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$125,000	General Mills, Inc	5.200%	03/17/15	$139,249
210,000	General Mills, Inc	5.650	02/15/19	249,204
200,000	General Mills, Inc	3.150	12/15/21	202,624
150,000	General Mills, Inc	5.400	06/15/40	175,177
100,000	Hershey Co	1.500	11/01/16	100,055
150,000	Hershey Co	4.125	12/01/20	167,792
50,000	HJ Heinz Co	5.350	07/15/13	53,374
100,000	HJ Heinz Co	2.000	09/12/16	100,948
100,000	HJ Heinz Finance Co	6.750	03/15/32	127,860
100,000	JM Smucker Co	3.500	10/15/21	102,305
300,000	Kellogg Co	4.250	03/06/13	311,507
100,000	Kellogg Co	1.875	11/17/16	100,403
600,000	Kellogg Co	4.000	12/15/20	635,020
100,000	Kellogg Co	7.450	04/01/31	136,372
400,000	Kraft Foods, Inc	2.625	05/08/13	408,651
803,000	Kraft Foods, Inc	6.500	08/11/17	955,222
250,000	Kraft Foods, Inc	6.125	02/01/18	293,041
1,200,000	Kraft Foods, Inc	5.375	02/10/20	1,384,621
845,000	Kraft Foods, Inc	6.500	02/09/40	1,099,294
200,000	Lorillard Tobacco Co	3.500	08/04/16	202,297
170,000	Lorillard Tobacco Co	6.875	05/01/20	189,964
45,000	PepsiAmericas, Inc	4.375	02/15/14	48,304
245,000	PepsiCo, Inc	0.875	10/25/13	246,205
100,000	PepsiCo, Inc	2.500	05/10/16	104,032
840,000	PepsiCo, Inc	7.900	11/01/18	1,134,055
100,000	PepsiCo, Inc	4.500	01/15/20	113,279
400,000	PepsiCo, Inc	3.125	11/01/20	415,718
200,000	PepsiCo, Inc	3.000	08/25/21	206,383
210,000	PepsiCo, Inc	4.875	11/01/40	242,683
285,000	Philip Morris International, Inc	4.875	05/16/13	300,748
1,150,000	Philip Morris International, Inc	5.650	05/16/18	1,360,246
240,000	Philip Morris International, Inc	6.375	05/16/38	312,886
150,000	Philip Morris International, Inc	4.375	11/15/41	155,898
100,000	Ralcorp Holdings, Inc	6.625	08/15/39	102,968
200,000	Reynolds American, Inc	7.250	06/01/13	214,501
50,000	Reynolds American, Inc	6.750	06/15/17	56,831
200,000	Reynolds American, Inc	7.750	06/01/18	239,854
65,000	Reynolds American, Inc	7.250	06/15/37	75,398
25,000	Sara Lee Corp	3.875	06/15/13	25,810
250,000	Sara Lee Corp	4.100	09/15/20	252,304
200,000	Tyson Foods, Inc	10.500	03/01/14	231,000

	TOTAL FOOD, BEVERAGE & TOBACCO			28,424,027

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
100,000	Allergan, Inc	5.750	04/01/16	115,757
50,000	Allergan, Inc	3.375	09/15/20	51,529
200,000	AmerisourceBergen Corp	5.875	09/15/15	227,956
100,000	AmerisourceBergen Corp	3.500	11/15/21	102,691
200,000	Baxter International, Inc	5.900	09/01/16	238,075
420,000	Baxter International, Inc	4.500	08/15/19	475,628
116,000	Baxter International, Inc	6.250	12/01/37	154,128
25,000	Becton Dickinson & Co	5.000	05/15/19	28,865

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$150,000	Becton Dickinson & Co	3.250%	11/12/20	$155,342
450,000	Becton Dickinson and Co	3.125	11/08/21	465,519
300,000	Boston Scientific Corp	6.400	06/15/16	336,349
500,000	Boston Scientific Corp	6.000	01/15/20	558,170
200,000	Cardinal Health, Inc	5.500	06/15/13	212,000
100,000	Cardinal Health, Inc	4.625	12/15/20	107,202
100,000	CareFusion Corp	5.125	08/01/14	107,903
100,000	CareFusion Corp	6.375	08/01/19	118,085
100,000	Coventry Health Care, Inc	6.300	08/15/14	108,807
100,000	Coventry Health Care, Inc	5.450	06/15/21	111,121
450,000	Covidien International Finance S.A.	6.000	10/15/17	533,250
100,000	Covidien International Finance S.A.	6.550	10/15/37	127,045
100,000	CR Bard, Inc	4.400	01/15/21	112,069
100,000	DENTSPLY International, Inc	4.125	08/15/21	103,154
225,000	Express Scripts	6.250	06/15/14	245,236
300,000	Express Scripts, Inc	3.125	05/15/16	301,663
200,000	Laboratory Corp of America Holdings	3.125	05/15/16	207,756
430,000	McKesson Corp	3.250	03/01/16	455,078
25,000	McKesson Corp	5.700	03/01/17	29,167
30,000	McKesson Corp	4.750	03/01/21	33,988
100,000	McKesson Corp	6.000	03/01/41	127,816
250,000	Medco Health Solutions, Inc	2.750	09/15/15	251,414
250,000	Medco Health Solutions, Inc	7.125	03/15/18	291,398
205,000	Medtronic, Inc	4.750	09/15/15	229,594
50,000	Medtronic, Inc	5.600	03/15/19	59,522
705,000	Medtronic, Inc	4.450	03/15/20	795,542
150,000	PerkinElmer, Inc	5.000	11/15/21	151,784
135,000	Quest Diagnostics, Inc	6.400	07/01/17	159,670
20,000	St. Jude Medical, Inc	3.750	07/15/14	21,210
350,000	St. Jude Medical, Inc	2.500	01/15/16	361,028
50,000	Stryker Corp	3.000	01/15/15	52,689
150,000	Stryker Corp	2.000	09/30/16	153,500
90,000	Stryker Corp	4.375	01/15/20	100,866
165,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	183,604
300,000	Thermo Fisher Scientific, Inc	2.250	08/15/16	305,842
455,000	Thermo Fisher Scientific, Inc	4.700	05/01/20	514,347
100,000	Zimmer Holdings, Inc	1.400	11/30/14	99,908
106,000	Zimmer Holdings, Inc	5.750	11/30/39	124,413

	TOTAL HEALTH CARE EQUIPMENT & SERVICES			9,807,680

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Avon Products, Inc	5.625	03/01/14	106,388
100,000	Avon Products, Inc	6.500	03/01/19	113,274
25,000	Clorox Co	5.000	01/15/15	27,012
100,000	Clorox Co	3.550	11/01/15	105,535
100,000	Clorox Co	3.800	11/15/21	101,870
400,000	Colgate-Palmolive Co	1.300	01/15/17	397,330
60,000	Colgate-Palmolive Co	6.450	06/16/28	79,655
150,000	Ecolab, Inc	2.375	12/08/14	152,913
100,000	Ecolab, Inc	3.000	12/08/16	103,441
150,000	Ecolab, Inc	4.350	12/08/21	160,183
100,000	Ecolab, Inc	5.500	12/08/41	110,814

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Estee Lauder Cos, Inc	6.000%	05/15/37	$128,584
425,000		Procter & Gamble Co	3.500	02/15/15	457,655
1,325,000		Procter & Gamble Co	4.700	02/15/19	1,563,700
225,000		Procter & Gamble Co	5.550	03/05/37	298,835
250,000		Unilever Capital Corp	4.800	02/15/19	290,740
250,000		Unilever Capital Corp	4.250	02/10/21	284,905

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			4,482,834

INSURANCE - 1.0%
85,000		ACE INA Holdings, Inc	5.875	06/15/14	93,768
200,000		ACE INA Holdings, Inc	5.600	05/15/15	223,109
100,000		ACE INA Holdings, Inc	2.600	11/23/15	101,788
25,000		ACE INA Holdings, Inc	5.800	03/15/18	29,281
500,000		ACE INA Holdings, Inc	5.900	06/15/19	597,483
200,000		Aegon NV	4.625	12/01/15	207,340
200,000		Aetna, Inc	6.500	09/15/18	244,034
250,000		Aetna, Inc	3.950	09/01/20	258,653
240,000		Aetna, Inc	6.625	06/15/36	298,053
200,000		Aflac, Inc	8.500	05/15/19	245,110
125,000		Aflac, Inc	6.900	12/17/39	138,983
800,000		Allstate Corp	7.450	05/16/19	972,666
175,000		Allstate Corp	5.550	05/09/35	187,808
200,000		Allstate Life Global Funding Trusts	5.375	04/30/13	211,187
100,000		American Financial Group, Inc	9.875	06/15/19	116,314
151,000		American International Group, Inc	4.250	05/15/13	150,793
600,000		American International Group, Inc	3.650	01/15/14	582,714
1,350,000		American International Group, Inc	8.250	08/15/18	1,428,975
300,000		American International Group, Inc	6.400	12/15/20	302,769
500,000		American International Group, Inc	6.250	05/01/36	447,659
328,000	g	American International Group, Inc	6.820	11/15/37	319,652
200,000		Aon Corp	6.250	09/30/40	246,243
200,000		AON Corp	3.125	05/27/16	202,271
50,000		AON Corp	5.000	09/30/20	55,155
100,000		AON Corp	8.205	01/01/27	116,555
100,000		Assurant, Inc	6.750	02/15/34	103,932
270,000		AXA S.A.	8.600	12/15/30	265,919
50,000		Axis Specialty Finance	5.875	06/01/20	51,405
333,000		Berkshire Hathaway Finance Corp	4.850	01/15/15	368,876
300,000		Berkshire Hathaway Finance Corp	2.450	12/15/15	311,026
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	874,664
300,000		Chubb Corp	5.200	04/01/13	313,859
40,000		Chubb Corp	5.750	05/15/18	47,004
350,000		Chubb Corp	6.000	05/11/37	422,037
200,000		Cigna Corp	5.375	02/15/42	198,850
540,000		CIGNA Corp	5.125	06/15/20	582,249
200,000		CIGNA Corp	4.500	03/15/21	205,712
200,000		Cincinnati Financial Corp	6.920	05/15/28	218,245
200,000		CNA Financial Corp	5.850	12/15/14	210,743
40,000		CNA Financial Corp	6.500	08/15/16	43,266
200,000		CNA Financial Corp	5.750	08/15/21	204,085
335,000		Genworth Financial, Inc	4.950	10/01/15	319,692
260,000		Genworth Financial, Inc	7.200	02/15/21	237,267

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$375,000		Hartford Financial Services Group, Inc	4.000%	03/30/15	$376,816
330,000		Hartford Financial Services Group, Inc	6.625	03/30/40	327,497
100,000		Humana, Inc	6.450	06/01/16	110,710
100,000		Humana, Inc	8.150	06/15/38	129,709
300,000		Lincoln National Corp	4.300	06/15/15	310,694
200,000		Lincoln National Corp	8.750	07/01/19	243,272
30,000		Lincoln National Corp	6.150	04/07/36	30,132
150,000		Lincoln National Corp	7.000	06/15/40	169,581
100,000		Loews Corp	5.250	03/15/16	110,101
100,000		Manulife Financial Corp	3.400	09/17/15	100,558
100,000		Manulife Financial Corp	4.900	09/17/20	101,960
100,000		Markel Corp	7.125	09/30/19	116,113
200,000		Marsh & McLennan Cos, Inc	5.375	07/15/14	215,317
125,000		Marsh & McLennan Cos, Inc	9.250	04/15/19	164,849
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	164,185
280,000		Metlife, Inc	5.000	06/15/15	305,030
575,000		Metlife, Inc	6.750	06/01/16	662,422
750,000		Metlife, Inc	4.750	02/08/21	811,345
50,000		Metlife, Inc	6.375	06/15/34	59,105
405,000		Metlife, Inc	5.700	06/15/35	452,039
130,000		Metlife, Inc	5.875	02/06/41	152,146
20,000		Nationwide Financial Services	6.750	05/15/37	17,300
100,000		PartnerRe Ltd	5.500	06/01/20	100,845
130,000		Principal Financial Group, Inc	8.875	05/15/19	161,856
120,000		Progressive Corp	6.250	12/01/32	145,237
300,000	i	Progressive Corp	6.700	06/15/37	303,000
100,000		Protective Life Corp	7.375	10/15/19	110,973
295,000		Prudential Financial, Inc	5.100	09/20/14	317,289
200,000		Prudential Financial, Inc	4.750	09/17/15	211,179
300,000		Prudential Financial, Inc	3.000	05/12/16	298,925
60,000		Prudential Financial, Inc	6.100	06/15/17	65,871
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,205,699
300,000		Prudential Financial, Inc	4.500	11/16/21	303,013
250,000		Prudential Financial, Inc	6.200	11/15/40	261,601
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	163,249
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	103,618
200,000		Swiss Re Solutions Holding Corp	7.000	02/15/26	231,459
100,000		Transatlantic Holdings, Inc	5.750	12/14/15	105,622
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	22,702
610,000		Travelers Cos, Inc	5.800	05/15/18	717,022
130,000		Travelers Cos, Inc	5.900	06/02/19	154,663
200,000		Travelers Cos, Inc	5.350	11/01/40	231,069
100,000		Travelers Property Casualty Corp	6.375	03/15/33	121,342
100,000		UnitedHealth Group, Inc	5.375	03/15/16	114,701
324,000		UnitedHealth Group, Inc	6.000	02/15/18	385,223
700,000		UnitedHealth Group, Inc	4.700	02/15/21	786,949
65,000		UnitedHealth Group, Inc	6.625	11/15/37	83,449
250,000		UnitedHealth Group, Inc	6.875	02/15/38	335,266
150,000		UnitedHealth Group, Inc	4.625	11/15/41	157,717
100,000		Unitrin, Inc	6.000	11/30/15	104,628
110,000		Unum Group	5.625	09/15/20	113,264
200,000		Verisk Analytics, Inc	5.800	05/01/21	215,299

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$700,000	WellPoint, Inc	5.875%	06/15/17	$806,584
150,000	WellPoint, Inc	3.700	08/15/21	154,154
420,000	WellPoint, Inc	5.850	01/15/36	491,522
312,000	Willis North America, Inc	6.200	03/28/17	343,048
165,000	WR Berkley Corp	5.375	09/15/20	166,492
150,000	XL Capital Ltd	6.375	11/15/24	157,688
100,000	XL Group PLC	5.250	09/15/14	105,752

	TOTAL INSURANCE			27,746,045

MATERIALS - 0.9%
100,000	3M Co	4.375	08/15/13	106,298
300,000	3M Co	1.375	09/29/16	302,574
190,000	3M Co	5.700	03/15/37	255,180
100,000	Agrium, Inc	6.750	01/15/19	120,632
100,000	Agrium, Inc	6.125	01/15/41	124,035
90,000	Air Products & Chemicals, Inc	4.150	02/01/13	93,417
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	152,262
180,000	Airgas, Inc	4.500	09/15/14	190,721
100,000	Albemarle Corp	4.500	12/15/20	107,044
200,000	Alcoa, Inc	5.550	02/01/17	213,272
180,000	Alcoa, Inc	6.150	08/15/20	187,016
550,000	Alcoa, Inc	5.400	04/15/21	551,026
300,000	Alcoa, Inc	5.870	02/23/22	302,185
100,000	Allegheny Technologies, Inc	5.950	01/15/21	106,289
100,000	AngloGold Ashanti Holdings plc	5.375	04/15/20	99,346
270,000	ArcelorMittal	3.750	08/05/15	258,114
890,000	ArcelorMittal	9.850	06/01/19	989,872
520,000	ArcelorMittal	7.000	10/15/39	483,243
357,000	ArcelorMittal USA, Inc	6.500	04/15/14	377,432
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	208,383
50,000	Barrick Gold Corp	6.950	04/01/19	61,403
250,000	Barrick Gold Financeco LLC	6.125	09/15/13	270,174
1,000,000	Barrick North America Finance LLC	4.400	05/30/21	1,082,996
110,000	Bemis Co, Inc	5.650	08/01/14	119,039
100,000	Bemis Co, Inc	6.800	08/01/19	119,198
220,000	Celulosa Arauco y Constitucion S.A.	5.625	04/20/15	238,422
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	103,884
50,000	Cliffs Natural Resources, Inc	4.800	10/01/20	49,599
200,000	Cliffs Natural Resources, Inc	4.875	04/01/21	199,279
150,000	Cliffs Natural Resources, Inc	6.250	10/01/40	147,739
225,000	Corning, Inc	4.250	08/15/20	239,638
100,000	Corning, Inc	5.750	08/15/40	117,407
100,000	Cytec Industries, Inc	6.000	10/01/15	109,285
80,000	Dow Chemical Co	5.900	02/15/15	89,018
591,000	Dow Chemical Co	8.550	05/15/19	773,222
1,500,000	Dow Chemical Co	4.250	11/15/20	1,559,158
100,000	Dow Chemical Co	5.250	11/15/41	105,187
165,000	Eastman Chemical Co	5.500	11/15/19	187,836
300,000	EI Du Pont de Nemours & Co	4.125	03/06/13	311,465
90,000	EI Du Pont de Nemours & Co	5.250	12/15/16	105,153
1,420,000	EI Du Pont de Nemours & Co	4.625	01/15/20	1,630,177
100,000	FMC Corp	3.950	02/01/22	101,597

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$545,000		Freeport-McMoRan Copper & Gold, Inc	8.375%	04/01/17	$579,063
200,000		Georgia-Pacific LLC	7.700	06/15/15	232,368
250,000		Georgia-Pacific LLC	7.750	11/15/29	314,639
100,000		Hubbell, Inc	3.625	11/15/22	103,657
200,000		International Paper Co	7.400	06/15/14	222,020
300,000		International Paper Co	7.950	06/15/18	365,169
44,000		International Paper Co	9.375	05/15/19	57,176
330,000		International Paper Co	7.500	08/15/21	407,338
170,000		International Paper Co	7.300	11/15/39	206,802
150,000		International Paper Co	6.000	11/15/41	162,842
330,000		Kimberly-Clark Corp	6.250	07/15/18	409,231
25,000		Kimberly-Clark Corp	3.625	08/01/20	27,032
100,000		Kimberly-Clark Corp	3.875	03/01/21	110,561
200,000		Kimberly-Clark Corp	6.625	08/01/37	284,230
150,000	g	Kinross Gold Corp	5.125	09/01/21	147,213
92,000		Lubrizol Corp	8.875	02/01/19	126,412
250,000		Martin Marietta Materials, Inc	6.600	04/15/18	263,422
200,000		Monsanto Co	2.750	04/15/16	209,917
200,000		Newmont Mining Corp	5.125	10/01/19	221,534
98,000		Newmont Mining Corp	5.875	04/01/35	110,955
135,000		Newmont Mining Corp	6.250	10/01/39	159,842
100,000		Nucor Corp	5.750	12/01/17	117,818
130,000		Nucor Corp	5.850	06/01/18	155,102
300,000		Nucor Corp	4.125	09/15/22	324,308
250,000		Owens Corning	9.000	06/15/19	298,263
50,000		Packaging Corp of America	5.750	08/01/13	52,691
100,000		Plum Creek Timberlands LP	4.700	03/15/21	100,565
650,000		Potash Corp of Saskatchewan, Inc	4.875	03/30/20	746,379
150,000		PPG Industries, Inc	6.650	03/15/18	181,471
300,000		PPG Industries, Inc	3.600	11/15/20	313,601
405,000		Praxair, Inc	5.250	11/15/14	454,548
440,000		Praxair, Inc	3.250	09/15/15	470,679
200,000		Rio Tinto Alcan, Inc	4.500	05/15/13	208,341
150,000		Rio Tinto Finance USA Ltd	2.500	05/20/16	153,013
1,300,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	1,566,898
570,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	582,600
200,000		Rio Tinto Finance USA Ltd	4.125	05/20/21	214,997
200,000		Rio Tinto Finance USA Ltd	3.750	09/20/21	209,572
150,000		Rio Tinto Finance USA Ltd	5.200	11/02/40	171,796
200,000		Rohm and Haas Co	6.000	09/15/17	227,403
100,000		RPM International, Inc	6.125	10/15/19	108,693
100,000		Sherwin-Williams Co	3.125	12/15/14	105,373
150,000		Sonoco Products Co	5.750	11/01/40	160,274
100,000		Southern Copper Corp	7.500	07/27/35	109,230
180,000		Southern Copper Corp	6.750	04/16/40	180,111
150,000		Teck Resources Ltd	9.750	05/15/14	176,275
50,000		Teck Resources Ltd	3.850	08/15/17	51,558
600,000		Teck Resources Ltd	4.500	01/15/21	626,570
275,000		Teck Resources Ltd	4.750	01/15/22	295,595
100,000		Teck Resources Ltd	6.250	07/15/41	115,521
140,000	g	Xstrata Finance Canada Ltd	5.800	11/15/16	152,723

		TOTAL MATERIALS			26,302,608

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA - 1.0%
$50,000		CBS Corp	5.750%	04/15/20	$56,214
445,000		CBS Corp	4.300	02/15/21	459,459
200,000		CBS Corp	7.875	07/30/30	254,439
20,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	21,750
450,000		Comcast Cable Communications LLC	8.875	05/01/17	580,777
975,000		Comcast Corp	5.300	01/15/14	1,050,613
1,595,000		Comcast Corp	5.150	03/01/20	1,813,886
129,000		Comcast Corp	7.050	03/15/33	163,033
345,000		Comcast Corp	5.650	06/15/35	381,130
100,000		Comcast Corp	6.950	08/15/37	127,231
780,000		Comcast Corp	6.400	03/01/40	969,588
300,000		COX Communications, Inc	4.625	06/01/13	316,249
35,000		COX Communications, Inc	5.450	12/15/14	38,851
50,000		DIRECTV Holdings LLC	4.750	10/01/14	54,008
600,000		DIRECTV Holdings LLC	3.550	03/15/15	624,522
100,000		DIRECTV Holdings LLC	3.500	03/01/16	103,092
285,000		DIRECTV Holdings LLC	5.200	03/15/20	307,177
1,050,000		DIRECTV Holdings LLC	5.000	03/01/21	1,123,730
145,000		DIRECTV Holdings LLC	6.000	08/15/40	158,177
100,000		DIRECTV Holdings LLC	6.375	03/01/41	115,302
350,000		Grupo Televisa S.A.	6.625	03/18/25	400,103
348,000		Historic TW, Inc	6.625	05/15/29	410,228
100,000		Interpublic Group of Cos, Inc	6.250	11/15/14	106,250
585,000		NBC Universal Media LLC	5.150	04/30/20	651,324
820,000		NBC Universal Media LLC	4.375	04/01/21	865,384
235,000		NBCUniversal Media LLC	3.650	04/30/15	248,035
95,000		NBCUniversal Media LLC	6.400	04/30/40	116,792
355,000		News America, Inc	7.250	05/18/18	427,660
200,000		News America, Inc	4.500	02/15/21	209,702
1,325,000		News America, Inc	6.200	12/15/34	1,424,431
300,000		News America, Inc	6.150	02/15/41	345,777
200,000		Omnicom Group, Inc	5.900	04/15/16	222,378
200,000		Omnicom Group, Inc	4.450	08/15/20	206,157
170,000		Time Warner Cable, Inc	6.750	07/01/18	201,912
910,000		Time Warner Cable, Inc	8.750	02/14/19	1,162,005
1,100,000		Time Warner Cable, Inc	8.250	04/01/19	1,381,614
800,000		Time Warner Cable, Inc	4.000	09/01/21	809,382
175,000		Time Warner Cable, Inc	6.750	06/15/39	206,801
390,000		Time Warner Cable, Inc	5.875	11/15/40	422,082
300,000		Time Warner Cable, Inc	5.500	09/01/41	316,140
490,000		Time Warner, Inc	3.150	07/15/15	509,659
628,000		Time Warner, Inc	5.875	11/15/16	724,854
450,000		Time Warner, Inc	4.750	03/29/21	488,014
785,000		Time Warner, Inc	6.500	11/15/36	947,135
350,000		Time Warner, Inc	6.100	07/15/40	410,317
150,000		Time Warner, Inc	6.250	03/29/41	179,843
406,000		Viacom, Inc	4.375	09/15/14	434,927
100,000		Viacom, Inc	3.875	12/15/21	102,087
500,000		Viacom, Inc	6.875	04/30/36	625,778
261,000	g	WPP Finance 2010	4.750	11/21/21	259,098

		TOTAL MEDIA			23,535,097

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
$300,000		Abbott Laboratories	2.700%	05/27/15	$314,638
1,630,000		Abbott Laboratories	4.125	05/27/20	1,806,927
39,000		Abbott Laboratories	6.000	04/01/39	49,547
200,000		Abbott Laboratories	5.300	05/27/40	239,508
300,000		Amgen, Inc	2.500	11/15/16	303,598
550,000		Amgen, Inc	5.850	06/01/17	632,500
75,000		Amgen, Inc	4.500	03/15/20	78,918
250,000		Amgen, Inc	3.450	10/01/20	244,207
700,000		Amgen, Inc	4.100	06/15/21	718,036
500,000		Amgen, Inc	6.400	02/01/39	589,554
150,000		Amgen, Inc	4.950	10/01/41	148,513
400,000		Amgen, Inc	5.150	11/15/41	414,674
150,000	g	Aristotle Holding, Inc	2.750	11/21/14	151,819
150,000	g	Aristotle Holding, Inc	3.500	11/15/16	152,768
150,000	g	Aristotle Holding, Inc	4.750	11/15/21	155,216
150,000	g	Aristotle Holding, Inc	6.125	11/15/41	162,178
350,000		AstraZeneca plc	5.900	09/15/17	422,766
500,000		AstraZeneca plc	6.450	09/15/37	674,412
100,000		Biogen Idec, Inc	6.875	03/01/18	120,867
300,000		Bristol-Myers Squibb Co	5.450	05/01/18	359,756
303,000		Bristol-Myers Squibb Co	6.125	05/01/38	397,453
200,000		Eli Lilly & Co	4.200	03/06/14	214,294
75,000		Eli Lilly & Co	5.200	03/15/17	86,636
200,000		Eli Lilly & Co	7.125	06/01/25	276,972
250,000		Eli Lilly & Co	5.550	03/15/37	303,294
125,000		Genentech, Inc	4.750	07/15/15	139,430
100,000		Genentech, Inc	5.250	07/15/35	118,195
25,000		Genzyme Corp	3.625	06/15/15	26,692
100,000		Gilead Sciences, Inc	2.400	12/01/14	101,801
100,000		Gilead Sciences, Inc	4.500	04/01/21	106,024
100,000		Gilead Sciences, Inc	4.400	12/01/21	105,869
100,000		Gilead Sciences, Inc	5.650	12/01/41	110,716
400,000		GlaxoSmithKline Capital, Inc	4.375	04/15/14	432,893
795,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	956,868
350,000		GlaxoSmithKline Capital, Inc	5.375	04/15/34	417,388
143,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	191,341
150,000		Hospira, Inc	6.050	03/30/17	165,601
100,000		Hospira, Inc	5.600	09/15/40	96,346
100,000		ICI Wilmington, Inc	5.625	12/01/13	105,880
370,000		Johnson & Johnson	3.800	05/15/13	387,607
150,000		Johnson & Johnson	2.150	05/15/16	156,444
600,000		Johnson & Johnson	2.950	09/01/20	639,047
175,000		Johnson & Johnson	5.850	07/15/38	236,281
180,000		Johnson & Johnson	4.500	09/01/40	204,472
150,000		Johnson & Johnson	4.850	05/15/41	179,999
185,000		Life Technologies Corp	3.375	03/01/13	187,361
115,000		Life Technologies Corp	3.500	01/15/16	115,480
100,000		Life Technologies Corp	5.000	01/15/21	104,635
385,000		Mead Johnson Nutrition Co	4.900	11/01/19	423,729

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$785,000	Merck & Co, Inc	6.000%	09/15/17	$962,361
1,000,000	Merck & Co, Inc	3.875	01/15/21	1,125,768
150,000	Merck & Co, Inc	6.500	12/01/33	206,706
300,000	Novartis Capital Corp	4.125	02/10/14	320,977
1,245,000	Novartis Capital Corp	2.900	04/24/15	1,317,623
190,000	Novartis Capital Corp	4.400	04/24/20	216,566
1,310,000	Pfizer, Inc	6.200	03/15/19	1,616,417
800,000	Sanofi-Aventis S.A.	2.625	03/29/16	834,182
250,000	Sanofi-Aventis S.A.	4.000	03/29/21	276,985
240,000	Schering-Plough Corp	6.550	09/15/37	334,582
100,000	Sigma-Aldrich Corp	3.375	11/01/20	104,601
200,000	Teva Pharmaceutical Finance Co BV	2.400	11/10/16	203,418
600,000	Teva Pharmaceutical Finance Co LLC	3.000	06/15/15	624,817
350,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	425,398
125,000	Watson Pharmaceuticals, Inc	5.000	08/15/14	134,131
650,000	Wyeth	5.500	02/15/16	755,940
1,000,000	Wyeth	6.450	02/01/24	1,306,578
445,000	Wyeth	5.950	04/01/37	570,033

	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			26,066,233

REAL ESTATE - 0.3%
105,000	AMB Property LP	7.625	08/15/14	115,002
165,000	AMB Property LP	4.500	08/15/17	164,685
134,000	AMB Property LP	6.625	05/15/18	145,529
100,000	AvalonBay Communities, Inc	3.950	01/15/21	99,826
115,000	BioMed Realty LP	6.125	04/15/20	120,708
25,000	Boston Properties LP	5.000	06/01/15	27,074
150,000	Boston Properties LP	3.700	11/15/18	153,162
80,000	Boston Properties LP	5.875	10/15/19	90,093
175,000	Boston Properties LP	4.125	05/15/21	176,102
165,000	Boston Properties LP	2.875	02/15/37	165,000
115,000	Brandywine Operating Partnership LP	5.700	05/01/17	119,051
100,000	Camden Property Trust	4.625	06/15/21	100,013
200,000	CommonWealth REIT	6.250	08/15/16	212,049
275,000	Duke Realty LP	5.950	02/15/17	295,659
35,000	ERP Operating LP	5.250	09/15/14	37,247
500,000	ERP Operating LP	5.125	03/15/16	535,711
150,000	ERP Operating LP	4.625	12/15/21	152,963
150,000	HCP, Inc	3.750	02/01/16	152,620
430,000	HCP, Inc	6.000	01/30/17	465,258
150,000	HCP, Inc	5.375	02/01/21	157,258
30,000	HCP, Inc	6.750	02/01/41	33,915
100,000	Health Care REIT, Inc	3.625	03/15/16	98,416
200,000	Health Care REIT, Inc	4.700	09/15/17	198,626
440,000	Health Care REIT, Inc	6.125	04/15/20	455,890
300,000	Healthcare Realty Trust, Inc	6.500	01/17/17	322,181
125,000	Highwoods Properties, Inc	5.850	03/15/17	132,211
350,000	Hospitality Properties Trust	5.125	02/15/15	354,366
50,000	HRPT Properties Trust	5.875	09/15/20	50,340
35,000	Kilroy Realty Corp	5.000	11/03/15	35,994
145,000	Kimco Realty Corp	5.700	05/01/17	156,218
220,000	Liberty Property LP	4.750	10/01/20	223,559

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000		Mack-Cali Realty Corp	7.750%	08/15/19	$148,954
75,000		National Retail Properties, Inc	6.875	10/15/17	83,215
20,000		Nationwide Health Properties, Inc	6.250	02/01/13	20,654
40,000		Realty Income Corp	5.950	09/15/16	44,230
75,000		Realty Income Corp	5.750	01/15/21	81,611
175,000		Regency Centers LP	5.250	08/01/15	186,487
10,000		Regency Centers LP	5.875	06/15/17	10,890
100,000		Senior Housing Properties Trust	6.750	12/15/21	101,634
88,000		Simon Property Group LP	5.100	06/15/15	96,157
295,000		Simon Property Group LP	5.250	12/01/16	326,952
100,000		Simon Property Group LP	2.800	01/30/17	102,143
740,000		Simon Property Group LP	10.350	04/01/19	1,015,797
290,000		Simon Property Group LP	4.375	03/01/21	306,856
100,000	g,i	USB Realty Corp	6.091	12/30/49	69,500
55,000		Ventas Realty LP	3.125	11/30/15	53,784
300,000		Ventas Realty LP	4.750	06/01/21	289,544
100,000		Vornado Realty LP	5.000	01/15/22	100,829
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	203,954

		TOTAL REAL ESTATE			8,789,917

RETAILING - 0.6%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	131,419
150,000		AutoZone, Inc	6.500	01/15/14	164,781
100,000		AutoZone, Inc	4.000	11/15/20	102,451
250,000		Best Buy Co, Inc	3.750	03/15/16	246,286
200,000		Cooper US, Inc	5.250	11/15/12	207,643
120,000		Costco Wholesale Corp	5.500	03/15/17	143,326
100,000		Family Dollar Stores, Inc	5.000	02/01/21	102,914
150,000		Gap, Inc	5.950	04/12/21	143,070
155,000		Home Depot, Inc	5.250	12/16/13	168,315
100,000		Home Depot, Inc	5.400	03/01/16	115,497
400,000		Home Depot, Inc	3.950	09/15/20	435,826
350,000		Home Depot, Inc	4.400	04/01/21	394,610
660,000		Home Depot, Inc	5.875	12/16/36	828,222
125,000		Kohl’s Corp	6.250	12/15/17	148,940
100,000		Kohl’s Corp	6.875	12/15/37	124,806
400,000		Lowe’s Cos, Inc	2.125	04/15/16	403,054
200,000		Lowe’s Cos, Inc	3.800	11/15/21	209,984
200,000		Lowe’s Cos, Inc	6.875	02/15/28	251,000
175,000		Lowe’s Cos, Inc	5.500	10/15/35	194,530
150,000		Lowe’s Cos, Inc	5.800	04/15/40	176,604
150,000		Lowe’s Cos, Inc	5.125	11/15/41	166,200
450,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	502,862
400,000		Macy’s Retail Holdings, Inc	6.900	04/01/29	439,936
300,000		Nordstrom, Inc	6.250	01/15/18	354,815
30,000		Nordstrom, Inc	4.750	05/01/20	33,251
100,000		Nordstrom, Inc	7.000	01/15/38	132,970
150,000		O’Reilly Automotive, Inc	4.875	01/14/21	159,606
188,000		Staples, Inc	9.750	01/15/14	214,973
100,000		Target Corp	1.125	07/18/14	100,735
950,000		Target Corp	3.875	07/15/20	1,049,554
460,000		Target Corp	7.000	07/15/31	620,478

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Target Corp	6.500%	10/15/37	$132,855
105,000	TJX Cos, Inc	6.950	04/15/19	130,826
650,000	Wal-Mart Stores, Inc	4.500	07/01/15	727,921
200,000	Wal-Mart Stores, Inc	1.500	10/25/15	203,140
200,000	Wal-Mart Stores, Inc	2.800	04/15/16	213,761
300,000	Wal-Mart Stores, Inc	3.625	07/08/20	328,792
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,497,045
1,450,000	Wal-Mart Stores, Inc	4.250	04/15/21	1,675,466
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	100,758
1,095,000	Wal-Mart Stores, Inc	5.250	09/01/35	1,309,827
160,000	Wal-Mart Stores, Inc	6.500	08/15/37	221,038
65,000	Wal-Mart Stores, Inc	5.625	04/01/40	82,333
195,000	Wal-Mart Stores, Inc	5.000	10/25/40	229,503

	TOTAL RETAILING			15,321,923

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
85,000	Analog Devices, Inc	5.000	07/01/14	92,769
55,000	Broadcom Corp	1.500	11/01/13	55,595
140,000	Broadcom Corp	2.375	11/01/15	143,311
400,000	Intel Corp	1.950	10/01/16	411,207
500,000	Intel Corp	4.800	10/01/41	560,354
310,000	National Semiconductor Corp	3.950	04/15/15	334,860
200,000	Texas Instruments, Inc	2.375	05/16/16	208,334

	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,806,430

SOFTWARE & SERVICES - 0.3%
285,000	Adobe Systems, Inc	3.250	02/01/15	299,158
20,000	Adobe Systems, Inc	4.750	02/01/20	21,711
20,000	CA, Inc	6.125	12/01/14	22,222
300,000	CA, Inc	5.375	12/01/19	327,230
200,000	Computer Sciences Corp	5.500	03/15/13	199,000
120,000	Computer Sciences Corp	6.500	03/15/18	117,600
300,000	Expedia, Inc	7.456	08/15/18	337,926
50,000	Fiserv, Inc	3.125	10/01/15	51,220
150,000	Fiserv, Inc	3.125	06/15/16	152,729
100,000	Fiserv, Inc	6.800	11/20/17	116,305
100,000	Google, Inc	1.250	05/19/14	101,505
300,000	Google, Inc	2.125	05/19/16	311,948
100,000	Google, Inc	3.625	05/19/21	109,322
765,000	International Business Machines Corp	1.000	08/05/13	771,023
250,000	International Business Machines Corp	1.950	07/22/16	257,290
200,000	Intuit, Inc	5.750	03/15/17	224,352
175,000	Juniper Networks, Inc	4.600	03/15/21	185,452
740,000	Microsoft Corp	0.875	09/27/13	746,428
25,000	Microsoft Corp	4.200	06/01/19	28,819
540,000	Microsoft Corp	3.000	10/01/20	574,483
150,000	Microsoft Corp	4.000	02/08/21	168,940
400,000	Microsoft Corp	5.300	02/08/41	506,394
320,000	Oracle Corp	3.750	07/08/14	344,152
320,000	Oracle Corp	5.750	04/15/18	388,315
1,365,000	Oracle Corp	3.875	07/15/20	1,503,635
470,000	Oracle Corp	6.125	07/08/39	617,316

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$290,000	Symantec Corp	2.750%	09/15/15	$294,822

	TOTAL SOFTWARE & SERVICES			8,779,297

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
75,000	Amphenol Corp	4.750	11/15/14	80,360
793,000	Cisco Systems, Inc	4.950	02/15/19	919,273
1,250,000	Cisco Systems, Inc	4.450	01/15/20	1,421,179
400,000	Cisco Systems, Inc	5.900	02/15/39	500,807
200,000	Dell, Inc	3.100	04/01/16	211,510
750,000	Dell, Inc	5.875	06/15/19	880,743
510,000	Discovery Communications LLC	5.050	06/01/20	559,229
100,000	Discovery Communications LLC	4.375	06/15/21	105,559
100,000	Discovery Communications LLC	6.350	06/01/40	120,460
300,000	Harris Corp	4.400	12/15/20	306,159
575,000	Hewlett-Packard Co	4.750	06/02/14	607,233
600,000	Hewlett-Packard Co	2.125	09/13/15	589,438
1,100,000	Hewlett-Packard Co	3.000	09/15/16	1,107,759
700,000	Hewlett-Packard Co	3.750	12/01/20	690,950
200,000	Hewlett-Packard Co	4.375	09/15/21	206,409
100,000	Hewlett-Packard Co	4.650	12/09/21	105,508
300,000	International Business Machines Corp	2.000	01/05/16	307,715
800,000	International Business Machines Corp	8.375	11/01/19	1,134,701
300,000	International Business Machines Corp	2.900	11/01/21	309,253
400,000	International Business Machines Corp	7.000	10/30/25	548,474
353,000	International Business Machines Corp	5.600	11/30/39	453,492
85,000	International Game Technology	7.500	06/15/19	97,944
347,000	Koninklijke Philips Electronics NV	5.750	03/11/18	397,481
100,000	Koninklijke Philips Electronics NV	6.875	03/11/38	126,099
100,000	L-3 Communications Corp	3.950	11/15/16	100,932
420,000	L-3 Communications Corp	5.200	10/15/19	426,056
100,000	Lexmark International, Inc	6.650	06/01/18	112,542
200,000	Motorola, Inc	6.000	11/15/17	224,173
120,000	Nokia Oyj	6.625	05/15/39	115,043
100,000	Nokia OYJ	5.375	05/15/19	100,913
590,000	Pitney Bowes, Inc	4.750	01/15/16	606,580
225,000	Tyco Electronics Group S.A.	6.550	10/01/17	259,920
225,000	Xerox Corp	8.250	05/15/14	253,886
330,000	Xerox Corp	4.250	02/15/15	347,819
50,000	Xerox Corp	6.350	05/15/18	56,323
450,000	Xerox Corp	5.625	12/15/19	491,571

	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			14,883,493

TELECOMMUNICATION SERVICES - 1.4%
200,000	America Movil SAB de C.V.	3.625	03/30/15	209,574
200,000	America Movil SAB de C.V.	2.375	09/08/16	199,443
1,230,000	America Movil SAB de C.V.	5.000	03/30/20	1,358,869
290,000	America Movil SAB de C.V.	6.125	03/30/40	344,798
650,000	American Tower Corp	4.500	01/15/18	661,221
7,000	AT&T Corp	8.000	11/15/31	9,888
346,000	AT&T Mobility LLC	7.125	12/15/31	447,777
350,000	AT&T, Inc	5.100	09/15/14	385,505
1,265,000	AT&T, Inc	2.500	08/15/15	1,309,869

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$150,000	AT&T, Inc	2.950%	05/15/16	$156,321
950,000	AT&T, Inc	5.800	02/15/19	1,121,028
300,000	AT&T, Inc	4.450	05/15/21	329,539
470,000	AT&T, Inc	6.150	09/15/34	557,540
220,000	AT&T, Inc	6.500	09/01/37	273,919
1,575,000	AT&T, Inc	6.300	01/15/38	1,933,685
322,000	AT&T, Inc	5.350	09/01/40	362,218
700,000	AT&T, Inc	5.550	08/15/41	824,192
500,000	BellSouth Capital Funding Corp	7.875	02/15/30	672,543
1,490,000	BellSouth Corp	5.200	09/15/14	1,647,184
60,000	BellSouth Corp	6.875	10/15/31	74,772
140,000	BellSouth Corp	6.550	06/15/34	166,652
400,000	British Telecommunications plc	5.950	01/15/18	442,032
450,000	British Telecommunications plc	9.625	12/15/30	634,185
290,000	Cellco Partnership	5.550	02/01/14	315,074
965,000	Cellco Partnership	8.500	11/15/18	1,302,461
1,300,000	CenturyTel, Inc	5.150	06/15/17	1,288,537
384,000	CenturyTel, Inc	7.600	09/15/39	376,806
450,000	Deutsche Telekom International Finance BV	5.750	03/23/16	500,795
850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	975,800
340,000	Deutsche Telekom International Finance BV	8.750	06/15/30	474,269
200,000	Embarq Corp	6.738	06/01/13	208,112
150,000	Embarq Corp	7.082	06/01/16	162,592
345,000	France Telecom S.A.	2.125	09/16/15	341,800
800,000	France Telecom S.A.	4.125	09/14/21	806,458
245,000	France Telecom S.A.	8.500	03/01/31	349,351
150,000	Koninklijke KPN NV	8.375	10/01/30	192,466
400,000	Qwest Corp	7.500	10/01/14	440,569
150,000	Qwest Corp	6.500	06/01/17	163,875
200,000	Qwest Corp	6.750	12/01/21	218,000
300,000	Rogers Communications, Inc	6.800	08/15/18	365,443
350,000	Rogers Wireless, Inc	7.500	03/15/15	409,817
85,000	Telecom Italia Capital S.A.	6.175	06/18/14	81,759
150,000	Telecom Italia Capital S.A.	4.950	09/30/14	139,231
1,555,000	Telecom Italia Capital S.A.	7.175	06/18/19	1,457,202
100,000	Telecom Italia Capital S.A.	7.721	06/04/38	85,285
200,000	Telefonica Emisiones SAU	2.582	04/26/13	195,159
600,000	Telefonica Emisiones SAU	3.992	02/16/16	576,901
1,620,000	Telefonica Emisiones SAU	5.134	04/27/20	1,521,694
100,000	Telefonos de Mexico SAB de C.V.	5.500	01/27/15	108,062
1,315,000	Verizon Communications, Inc	4.350	02/15/13	1,366,489
600,000	Verizon Communications, Inc	5.550	02/15/16	686,563
800,000	Verizon Communications, Inc	3.000	04/01/16	837,752
140,000	Verizon Communications, Inc	5.500	02/15/18	163,214
220,000	Verizon Communications, Inc	8.750	11/01/18	297,160
200,000	Verizon Communications, Inc	6.350	04/01/19	243,701
380,000	Verizon Communications, Inc	6.250	04/01/37	468,829
620,000	Verizon Communications, Inc	6.400	02/15/38	787,029
220,000	Verizon Communications, Inc	8.950	03/01/39	352,321
300,000	Verizon Communications, Inc	6.000	04/01/41	371,961
1,150,000	Verizon Communications, Inc	4.750	11/01/41	1,237,667
225,000	Verizon New England, Inc	4.750	10/01/13	236,321

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$165,000		Verizon Virginia, Inc	4.625%	03/15/13	$171,794
200,000		Virgin Media Secured Finance plc	5.250	01/15/21	211,896
150,000		Vodafone Group plc	5.000	12/16/13	160,950
303,000		Vodafone Group plc	5.625	02/27/17	351,824
1,200,000		Vodafone Group plc	4.625	07/15/18	1,324,365
550,000		Vodafone Group plc	4.375	03/16/21	600,075
150,000		Vodafone Group plc	6.150	02/27/37	186,660

		TOTAL TELECOMMUNICATION SERVICES			37,236,843

TRANSPORTATION - 0.5%
200,000		Boeing Capital Corp	2.125	08/15/16	204,310
700,000		Boeing Capital Corp	2.900	08/15/18	728,654
750,000		Boeing Co	3.750	11/20/16	822,109
100,000		Boeing Co	5.875	02/15/40	129,176
260,000		Burlington Northern Santa Fe Corp	5.750	03/15/18	303,782
555,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	622,864
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	189,457
360,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	430,708
150,000		Canadian National Railway Co	4.400	03/15/13	156,381
100,000		Canadian National Railway Co	5.550	03/01/19	120,361
100,000		Canadian National Railway Co	2.850	12/15/21	101,358
200,000		Canadian National Railway Co	6.900	07/15/28	269,245
200,000		Canadian National Railway Co	6.250	08/01/34	260,667
200,000		Canadian Pacific Railway Co	7.250	05/15/19	234,505
200,000		Canadian Pacific Railway Co	7.125	10/15/31	237,137
100,000		Canadian Pacific Railway Ltd	5.750	01/15/42	105,711
480,000		Continental Airlines, Inc	4.750	01/12/21	487,200
31,602		Continental Airlines, Inc	5.983	04/19/22	32,904
100,000		Con-Way, Inc	7.250	01/15/18	112,679
650,000		CSX Corp	7.375	02/01/19	810,177
100,000		CSX Corp	6.000	10/01/36	117,842
400,000		CSX Corp	5.500	04/15/41	453,079
500,000		Delta Air Lines, Inc	5.300	04/15/19	505,000
165,000		Embraer Overseas Ltd	6.375	01/15/20	176,138
134,000		FedEx Corp	8.000	01/15/19	175,954
100,000		GATX Corp	3.500	07/15/16	100,466
210,000		Norfolk Southern Corp	5.750	04/01/18	247,572
100,000		Norfolk Southern Corp	3.250	12/01/21	101,468
425,000		Norfolk Southern Corp	5.590	05/17/25	490,939
478,000		Norfolk Southern Corp	7.250	02/15/31	663,263
16,000	g	Norfolk Southern Corp	4.837	10/01/41	16,976
650,000		Northrop Grumman Corp	3.500	03/15/21	657,486
350,000		Ryder System, Inc	3.150	03/02/15	359,683
50,000		Ryder System, Inc	3.600	03/01/16	51,582
325,000		Southwest Airlines Co	5.250	10/01/14	346,847
300,000		Union Pacific Corp	5.750	11/15/17	354,874
331,000		Union Pacific Corp	4.163	07/15/22	359,258
200,000		Union Pacific Corp	6.625	02/01/29	262,618
100,000		Union Pacific Corp	4.750	09/15/41	108,945
42,000		United Parcel Service, Inc	3.875	04/01/14	44,813
100,000		United Parcel Service, Inc	5.500	01/15/18	119,834
300,000		United Parcel Service, Inc	5.125	04/01/19	362,385

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,105,000	United Parcel Service, Inc	3.125%	01/15/21	$1,172,183
35,000	United Parcel Service, Inc	6.200	01/15/38	47,078

	TOTAL TRANSPORTATION			13,655,668

UTILITIES - 1.8%
370,000	AGL Capital Corp	5.250	08/15/19	413,644
300,000	Alabama Power Co	5.200	06/01/41	358,160
60,000	Alliant Energy Corp	4.000	10/15/14	62,876
100,000	Ameren Corp	8.875	05/15/14	112,057
250,000	American Water Capital Corp	6.085	10/15/17	290,812
50,000	Appalachian Power Co	3.400	05/24/15	52,302
140,000	Appalachian Power Co	7.000	04/01/38	187,887
150,000	Arizona Public Service Co	8.750	03/01/19	191,560
60,000	Atmos Energy Corp	4.950	10/15/14	65,681
100,000	Atmos Energy Corp	8.500	03/15/19	132,137
100,000	Atmos Energy Corp	5.500	06/15/41	116,881
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	101,898
785,000	Carolina Power & Light Co	5.300	01/15/19	919,113
350,000	Carolina Power & Light Co	3.000	09/15/21	359,711
290,000	CenterPoint Energy Houston Electric LLC	7.000	03/01/14	325,977
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	136,369
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	448,006
100,000	Commonwealth Edison Co	1.625	01/15/14	100,725
500,000	Commonwealth Edison Co	1.950	09/01/16	499,154
775,000	Commonwealth Edison Co	4.000	08/01/20	834,841
387,000	Commonwealth Edison Co	5.900	03/15/36	474,597
210,000	Connecticut Light & Power Co	5.500	02/01/19	245,087
60,000	Consolidated Edison Co of New York, Inc	6.650	04/01/19	75,839
890,000	Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,008,868
325,000	Consolidated Edison Co of New York, Inc	5.700	06/15/40	407,756
105,000	Consolidated Natural Gas Co	5.000	12/01/14	115,066
180,000	Constellation Energy Group, Inc	4.550	06/15/15	190,049
250,000	Constellation Energy Group, Inc	5.150	12/01/20	270,910
100,000	Constellation Energy Group, Inc	7.600	04/01/32	128,862
230,000	Consumers Energy Co	6.125	03/15/19	279,141
400,000	Detroit Edison Co	3.450	10/01/20	422,475
360,000	Dominion Resources, Inc	5.150	07/15/15	401,230
1,100,000	Dominion Resources, Inc	4.450	03/15/21	1,225,174
200,000	Dominion Resources, Inc	5.950	06/15/35	238,032
790,000	Duke Energy Carolinas LLC	5.750	11/15/13	859,097
125,000	Duke Energy Carolinas LLC	4.300	06/15/20	140,789
200,000	Duke Energy Carolinas LLC	3.900	06/15/21	219,490
633,000	Duke Energy Carolinas LLC	6.050	04/15/38	828,680
746,000	Duke Energy Corp	5.050	09/15/19	846,378
200,000	El Paso Natural Gas Co	5.950	04/15/17	224,573
100,000	Enbridge, Inc	5.600	04/01/17	112,014
150,000	Energen Corp	4.625	09/01/21	148,858
400,000	Energy Transfer Partners LP	6.125	02/15/17	439,172
100,000	Energy Transfer Partners LP	9.700	03/15/19	122,515
500,000	Energy Transfer Partners LP	4.650	06/01/21	489,798
140,000	Energy Transfer Partners LP	7.500	07/01/38	159,841
100,000	Enersis S.A.	7.375	01/15/14	109,278

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000		Entergy Arkansas, Inc	3.750%	02/15/21	$130,163
300,000		Entergy Gulf States Louisiana LLC	3.950	10/01/20	307,281
225,000		Entergy Texas, Inc	7.125	02/01/19	274,565
75,000		Exelon Corp	4.900	06/15/15	80,811
400,000		Exelon Generation Co LLC	5.200	10/01/19	439,397
800,000		FirstEnergy Corp	7.375	11/15/31	983,822
280,000		FirstEnergy Solutions Corp	4.800	02/15/15	298,841
435,000		FirstEnergy Solutions Corp	6.050	08/15/21	482,717
247,000		Florida Power & Light Co	4.950	06/01/35	283,916
400,000		Florida Power & Light Co	5.250	02/01/41	488,305
100,000		Florida Power & Light Co	4.125	02/01/42	103,163
29,000		Florida Power Corp	5.650	06/15/18	34,650
100,000		Florida Power Corp	3.100	08/15/21	102,316
165,000		Florida Power Corp	6.400	06/15/38	223,806
690,000		FPL Group Capital, Inc	2.600	09/01/15	696,292
40,000		Georgia Power Co	1.300	09/15/13	40,370
900,000		Georgia Power Co	5.700	06/01/17	1,067,948
177,000		Georgia Power Co	5.950	02/01/39	228,037
50,000		Great Plains Energy, Inc	2.750	08/15/13	50,711
200,000		Great Plains Energy, Inc	4.850	06/01/21	209,646
80,000		Indiana Michigan Power Co	7.000	03/15/19	98,400
70,000		Integrys Energy Group, Inc	4.170	11/01/20	74,776
100,000		Interstate Power & Light Co	6.250	07/15/39	131,996
100,000		Kansas City Power & Light Co	5.300	10/01/41	107,633
20,000	g	Kansas Gas & Electric	6.700	06/15/19	24,795
250,000		Kentucky Utilities Co	5.125	11/01/40	299,589
150,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	155,958
400,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	456,978
400,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	504,606
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	113,167
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	594,650
300,000		Kinder Morgan Energy Partners LP	5.625	09/01/41	309,264
320,000		LG&E and KU Energy LLC	3.750	11/15/20	323,047
400,000		MidAmerican Energy Co	4.650	10/01/14	435,494
350,000		Midamerican Energy Holdings Co	5.750	04/01/18	403,902
1,032,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,219,520
100,000		Midamerican Energy Holdings Co	6.500	09/15/37	125,563
85,000		National Fuel Gas Co	5.250	03/01/13	88,494
100,000		National Fuel Gas Co	4.900	12/01/21	102,531
300,000		National Grid plc	6.300	08/01/16	344,259
320,000		Nevada Power Co	6.500	08/01/18	385,885
45,000		Nevada Power Co	7.125	03/15/19	56,196
230,000		Nevada Power Co	5.375	09/15/40	269,931
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	532,628
235,000		NiSource Finance Corp	5.400	07/15/14	254,971
350,000		NiSource Finance Corp	6.400	03/15/18	402,448
150,000		NiSource Finance Corp	6.125	03/01/22	172,689
100,000		NiSource Finance Corp	5.950	06/15/41	107,328
425,000		Northern States Power Co	5.350	11/01/39	527,873
150,000		NSTAR Electric Co	5.625	11/15/17	177,770
150,000		Oglethorpe Power Corp	5.375	11/01/40	177,491
400,000		Ohio Power Co	5.375	10/01/21	458,838

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Oklahoma Gas & Electric Co	5.250%	05/15/41	$118,299
220,000		Oncor Electric Delivery Co LLC	6.375	01/15/15	251,390
200,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	243,220
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	94,092
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	113,532
100,000	g	Oncor Electric Delivery Co LLC	4.550	12/01/41	102,241
250,000		ONEOK Partners LP	3.250	02/01/16	257,336
130,000		ONEOK Partners LP	6.650	10/01/36	153,741
100,000		ONEOK Partners LP	6.850	10/15/37	121,416
100,000		ONEOK Partners LP	6.125	02/01/41	115,211
150,000		ONEOK, Inc	6.000	06/15/35	160,551
355,000		Pacific Gas & Electric Co	8.250	10/15/18	467,967
720,000		Pacific Gas & Electric Co	6.050	03/01/34	891,244
75,000		Pacific Gas & Electric Co	5.800	03/01/37	91,344
400,000		Pacific Gas & Electric Co	5.400	01/15/40	465,205
250,000		PacifiCorp	6.000	01/15/39	319,241
165,000		Pepco Holdings, Inc	2.700	10/01/15	167,125
350,000		PG&E Corp	5.750	04/01/14	381,346
65,000		Potomac Electric Power Co	7.900	12/15/38	100,503
200,000		PPL Energy Supply LLC	6.200	05/15/16	223,056
225,000		PPL Energy Supply LLC	6.500	05/01/18	255,835
100,000		PPL Energy Supply LLC	4.600	12/15/21	101,410
400,000		Progress Energy, Inc	7.750	03/01/31	568,031
300,000		PSEG Power LLC	2.500	04/15/13	304,742
200,000		PSEG Power LLC	5.320	09/15/16	223,075
225,000		Public Service Co of Colorado	4.875	03/01/13	235,278
335,000		Public Service Co of Colorado	5.500	04/01/14	369,812
520,000		Public Service Co of Oklahoma	5.150	12/01/19	579,836
100,000		Public Service Co of Oklahoma	4.400	02/01/21	108,376
150,000		Public Service Co of Oklahoma	6.625	11/15/37	191,245
220,000		Public Service Electric & Gas Co	5.300	05/01/18	260,443
410,000		Public Service Electric & Gas Co	5.375	11/01/39	506,956
250,000		Puget Sound Energy, Inc	5.757	10/01/39	308,012
100,000		Puget Sound Energy, Inc	4.434	11/15/41	103,714
100,000		Questar Corp	2.750	02/01/16	102,179
150,000		San Diego Gas & Electric Co	3.000	08/15/21	154,260
255,000		San Diego Gas & Electric Co	5.350	05/15/40	322,514
100,000		San Diego Gas & Electric Co	3.950	11/15/41	102,409
300,000		SCANA Corp	4.750	05/15/21	318,065
250,000		Scottish Power Ltd	5.810	03/15/25	265,073
600,000		Sempra Energy	2.000	03/15/14	607,601
260,000		Sempra Energy	6.000	10/15/39	320,803
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	58,373
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	149,568
100,000		Southern California Edison Co	5.000	01/15/16	113,900
250,000		Southern California Edison Co	5.500	08/15/18	299,614
80,000		Southern California Edison Co	3.875	06/01/21	88,301
185,000		Southern California Edison Co	6.050	03/15/39	245,124
300,000		Southern California Edison Co	4.500	09/01/40	327,380
500,000		Southern California Edison Co	3.900	12/01/41	496,135
200,000		Southern Co	2.375	09/15/15	204,902
100,000		Southern Co	1.950	09/01/16	100,944

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$108,000	g	Southern Natural Gas Co	5.900%	04/01/17	$123,430
100,000		Southern Natural Gas Co	8.000	03/01/32	123,684
100,000		Southern Power Co	5.150	09/15/41	106,095
60,000		Spectra Energy Capital LLC	6.200	04/15/18	68,035
450,000		Spectra Energy Capital LLC	8.000	10/01/19	566,287
200,000		TECO Finance, Inc	5.150	03/15/20	222,231
100,000		Tennessee Gas Pipeline Co	7.000	10/15/28	114,927
75,000		Toledo Edison Co	7.250	05/01/20	93,477
770,000		Total Capital S.A.	3.125	10/02/15	815,441
200,000		Total Capital S.A.	4.450	06/24/20	222,771
100,000		Total Capital S.A.	4.125	01/28/21	110,350
200,000		TransAlta Corp	6.650	05/15/18	231,293
400,000		Union Electric Co	6.700	02/01/19	485,937
100,000		Union Electric Co	8.450	03/15/39	168,175
100,000		United Utilities plc	6.875	08/15/28	114,676
263,000		Veolia Environnement	5.250	06/03/13	276,739
430,000		Virginia Electric and Power Co	4.750	03/01/13	448,259
350,000		Virginia Electric and Power Co	6.000	05/15/37	446,808
35,000		Williams Cos, Inc	7.875	09/01/21	43,075
300,000		Williams Cos, Inc	7.750	06/15/31	373,182
245,000		Williams Partners LP	3.800	02/15/15	257,199
70,000		Williams Partners LP	7.250	02/01/17	83,044
330,000		Williams Partners LP	5.250	03/15/20	365,299
100,000		Williams Partners LP	4.000	11/15/21	102,682
335,000		Williams Partners LP	6.300	04/15/40	408,464
250,000		Wisconsin Electric Power Co	4.500	05/15/13	261,992
200,000		Wisconsin Electric Power Co	5.625	05/15/33	250,898
100,000		Xcel Energy, Inc	4.700	05/15/20	112,702
100,000		Xcel Energy, Inc	4.800	09/15/41	108,973

		TOTAL UTILITIES			52,196,882

		TOTAL CORPORATE BONDS			557,042,039
		(Cost $545,966,784)

GOVERNMENT BONDS - 76.2%

AGENCY SECURITIES - 5.4%
1,945,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,976,739
1,000,000		FFCB	3.875	10/07/13	1,061,038
2,600,000		FFCB	3.000	09/22/14	2,765,833
1,370,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	1,400,625
240,000		FHLB	3.625	10/18/13	253,651
8,625,000		FHLB	3.125	12/13/13	9,038,172
110,000		FHLB	5.250	06/18/14	122,429
7,650,000		FHLB	2.875	06/12/15	8,194,290
1,000,000		FHLB	5.375	05/18/16	1,185,993
95,000		FHLB	4.750	12/16/16	111,620
500,000		FHLB	4.875	05/17/17	593,210
4,545,000		FHLB	5.000	11/17/17	5,454,455

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$8,650,000		Federal Home Loan Mortgage Corp (FHLMC)	1.125%	07/27/12	$8,694,063
2,560,000		FHLMC	5.500	08/20/12	2,645,501
4,500,000		FHLMC	2.125	09/21/12	4,561,758
1,025,000		FHLMC	4.125	12/21/12	1,063,250
500,000		FHLMC	1.625	04/15/13	508,402
2,180,000		FHLMC	3.500	05/29/13	2,276,962
211,000		FHLMC	4.125	09/27/13	224,548
207,000		FHLMC	4.500	01/15/14	223,554
1,740,000		FHLMC	2.500	04/23/14	1,818,890
3,000,000		FHLMC	2.875	02/09/15	3,199,368
108,000		FHLMC	4.375	07/17/15	121,405
125,000		FHLMC	4.750	11/17/15	143,149
132,000		FHLMC	4.750	01/19/16	152,055
6,213,000		FHLMC	5.250	04/18/16	7,319,069
127,000		FHLMC	5.500	07/18/16	151,448
11,736,000		FHLMC	5.125	10/18/16	13,876,563
200,000		FHLMC	4.875	06/13/18	240,984
2,120,000		FHLMC	6.250	07/15/32	3,085,495
740,000		Federal National Mortgage Association (FNMA)	1.125	07/30/12	743,975
4,250,000		FNMA	3.250	04/09/13	4,413,056
96,000		FNMA	3.875	07/12/13	101,238
2,185,000		FNMA	1.250	08/20/13	2,215,581
176,000		FNMA	5.125	01/02/14	190,309
214,000		FNMA	2.750	02/05/14	223,734
7,646,000		FNMA	2.750	03/13/14	8,011,983
4,071,000		FNMA	2.500	05/15/14	4,248,833
5,415,000		FNMA	3.000	09/16/14	5,772,157
9,145,000		FNMA	4.625	10/15/14	10,161,383
9,000,000		FNMA	2.625	11/20/14	9,522,216
215,000		FNMA	5.000	03/15/16	250,545
150,000		FNMA	5.000	05/11/17	178,045
340,000		FNMA	5.375	06/12/17	410,797
1,750,000	j	FNMA	0.000	10/09/19	1,345,514
2,655,000		FNMA	6.625	11/15/30	3,932,461
2,500,000		FNMA	5.625	07/15/37	3,430,870
1,250,000		Citigroup Funding, Inc	2.250	12/10/12	1,273,214
250,000		Federal Agricultural Mortgage Corp	2.375	07/22/15	262,479
1,025,000		General Electric Capital Corp	2.125	12/21/12	1,044,068
960,000		GMAC, Inc	2.200	12/19/12	978,307
590,000		Private Export Funding Corp	2.250	12/15/17	616,081
2,000,000		Tennessee Valley Authority	4.500	04/01/18	2,344,736
605,000		Western Corporate Federal Credit Union	1.750	11/02/12	612,578

		TOTAL AGENCY SECURITIES			144,748,679

FOREIGN GOVERNMENT BONDS - 3.3%
906,000		Brazilian Government International Bond	5.875	01/15/19	1,071,345
890,000		Brazilian Government International Bond	4.875	01/22/21	994,575
100,000		Brazilian Government International Bond	8.875	04/15/24	149,000
1,180,000		Brazilian Government International Bond	7.125	01/20/37	1,628,400
1,130,000		Brazilian Government International Bond	5.625	01/07/41	1,310,800
525,000		Canada Government International Bond	2.375	09/10/14	551,318

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$150,000	Chile Government International Bond	5.500%	01/15/13	$156,977
345,000	Chile Government International Bond	3.875	08/05/20	373,463
100,000	China Development Bank	5.000	10/15/15	108,255
200,000	China Government International Bond	4.750	10/29/13	211,801
900,000	Colombia Government International Bond	8.250	12/22/14	1,064,250
450,000	Colombia Government International Bond	7.375	03/18/19	567,000
200,000	Colombia Government International Bond	4.375	07/12/21	215,000
650,000	Colombia Government International Bond	6.125	01/18/41	802,750
300,000	Development Bank of Japan	5.125	02/01/17	350,404
410,000	Eksportfinans ASA	5.000	02/14/12	407,757
450,000	European Bank for Reconstruction & Development	3.625	06/17/13	467,899
50,000	European Bank for Reconstruction & Development	1.625	09/03/15	50,773
700,000	European Bank for Reconstruction & Development	2.500	03/15/16	737,528
1,500,000	European Investment Bank	1.750	09/14/12	1,509,257
1,000,000	European Investment Bank	2.875	03/15/13	1,020,430
1,000,000	European Investment Bank	1.500	05/15/14	1,004,044
5,000,000	European Investment Bank	1.625	09/01/15	5,005,664
3,000,000	European Investment Bank	1.375	10/20/15	2,984,219
4,000,000	European Investment Bank	2.250	03/15/16	4,087,403
205,000	European Investment Bank	4.875	02/15/36	223,746
95,000	Export Development Canada	3.500	05/16/13	98,842
200,000	Export Development Canada	1.500	05/15/14	204,346
545,000	Export Development Canada	2.250	05/28/15	571,603
180,000	Export-Import Bank of Korea	8.125	01/21/14	198,934
250,000	Export-Import Bank of Korea	5.875	01/14/15	268,119
590,000	Export-Import Bank of Korea	4.125	09/09/15	604,905
475,000	Export-Import Bank of Korea	5.125	06/29/20	497,350
1,190,000	Federative Republic of Brazil	6.000	01/17/17	1,389,325
978,611	Federative Republic of Brazil	8.000	01/15/18	1,144,975
100,000	Finland Government International Bond	6.950	02/15/26	145,276
190,000	Hungary Government International Bond	6.375	03/29/21	170,050
195,000	Hungary Government International Bond	7.625	03/29/41	171,600
500,000	Hydro Quebec	2.000	06/30/16	510,420
270,000	Hydro Quebec	9.400	02/01/21	411,282
200,000	Hydro Quebec	8.500	12/01/29	322,582
150,000	Inter-American Development Bank	1.625	07/15/13	151,949
1,000,000	Inter-American Development Bank	3.000	04/22/14	1,054,532
1,500,000	Inter-American Development Bank	2.250	07/15/15	1,573,370
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,268,280
150,000	International Bank for Reconstruction & Development	2.000	04/02/12	150,686
1,245,000	International Bank for Reconstruction & Development	3.625	05/21/13	1,301,916
1,000,000	International Bank for Reconstruction & Development	1.125	08/25/14	1,016,279
2,200,000	International Bank for Reconstruction & Development	2.375	05/26/15	2,320,988
1,300,000	International Bank for Reconstruction & Development	2.125	03/15/16	1,365,030
150,000	International Bank for Reconstruction & Development	1.000	09/15/16	150,555
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	575,486
34,000	International Bank for Reconstruction & Development	4.750	02/15/35	43,078
30,000	International Finance Corp	3.000	04/22/14	31,712
1,700,000	International Finance Corp	2.750	04/20/15	1,805,891
500,000	International Finance Corp	1.125	11/23/16	501,729
800,000	Israel Government AID Bond	5.500	09/18/23	1,021,367
300,000	Israel Government International Bond	4.625	06/15/13	312,485

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$400,000	Israel Government International Bond	5.125%	03/26/19	$446,510
150,000	Italian Republic	2.125	10/05/12	146,643
1,000,000	Italian Republic	2.125	09/16/13	944,029
500,000	Italian Republic	3.125	01/26/15	456,904
1,200,000	Italian Republic	5.250	09/20/16	1,117,376
574,000	Italian Republic	5.375	06/15/33	484,405
430,000	Italy Government International Bond	5.375	06/12/17	398,127
200,000	Japan Bank for International Cooperation	2.125	11/05/12	202,157
1,500,000	Japan Bank for International Cooperation	4.250	06/18/13	1,571,804
600,000	Japan Finance Corp	2.250	07/13/16	616,466
500,000	Japan Finance Organization for Municipalities	5.000	05/16/17	581,058
600,000	Korea Development Bank	8.000	01/23/14	660,162
475,000	Korea Development Bank	4.375	08/10/15	488,982
235,000	Korea Development Bank	3.250	03/09/16	231,485
1,350,000	Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	1,573,198
1,125,000	Landwirtschaftliche Rentenbank	4.125	07/15/13	1,178,772
1,025,000	Landwirtschaftliche Rentenbank	5.125	02/01/17	1,196,569
1,000,000	Mexico Government International Bond	5.625	01/15/17	1,150,000
300,000	Mexico Government International Bond	8.000	09/24/22	418,500
66,000	Mexico Government International Bond	7.500	04/08/33	93,060
600,000	Mexico Government International Bond	6.750	09/27/34	781,500
804,000	Mexico Government International Bond	6.050	01/11/40	982,890
150,000	Mexico Government International Bond	5.750	10/12/10	159,750
200,000	Panama Government International Bond	7.250	03/15/15	231,000
600,000	Panama Government International Bond	5.200	01/30/20	679,500
500,000	Panama Government International Bond	6.700	01/26/36	652,500
320,000	Peruvian Government International Bond	7.125	03/30/19	402,400
725,000	Peruvian Government International Bond	7.350	07/21/25	960,625
150,000	Peruvian Government International Bond	6.550	03/14/37	190,500
350,000	Peruvian Government International Bond	5.625	11/18/50	385,000
380,000	Poland Government International Bond	3.875	07/16/15	386,574
1,235,000	Poland Government International Bond	6.375	07/15/19	1,367,763
67,000	Poland Government International Bond	5.125	04/21/21	68,173
90,000	Poland Government International Bond	5.000	03/23/22	90,450
1,055,000	Province of British Columbia Canada	2.850	06/15/15	1,117,727
730,000	Province of Manitoba Canada	2.125	04/22/13	744,574
200,000	Province of New Brunswick Canada	5.200	02/21/17	234,526
255,000	Province of Nova Scotia Canada	2.375	07/21/15	265,822
50,000	Province of Nova Scotia Canada	5.125	01/26/17	58,223
1,700,000	Province of Ontario Canada	2.950	02/05/15	1,790,282
2,690,000	Province of Ontario Canada	2.700	06/16/15	2,817,387
1,000,000	Province of Ontario Canada	2.300	05/10/16	1,029,803
300,000	Province of Ontario Canada	1.600	09/21/16	299,076
230,000	Province of Ontario Canada	4.400	04/14/20	262,062
40,000	Province of Quebec Canada	4.875	05/05/14	43,625
385,000	Province of Quebec Canada	5.125	11/14/16	447,770
1,135,000	Province of Quebec Canada	4.625	05/14/18	1,305,009
120,000	Province of Quebec Canada	3.500	07/29/20	128,505
200,000	Province of Quebec Canada	7.125	02/09/24	276,927
201,000	Province of Quebec Canada	7.500	09/15/29	300,742
100,000	Province of Saskatchewan Canada	8.500	07/15/22	150,585
200,000	Region of Lombardy Italy	5.804	10/25/32	165,176

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$885,000		Republic of Hungary	6.250%	01/29/20	$796,500
475,000		Republic of Korea	5.750	04/16/14	515,092
500,000		Republic of Korea	7.125	04/16/19	623,879
289,000		South Africa Government International Bond	7.375	04/25/12	293,711
300,000		South Africa Government International Bond	6.500	06/02/14	328,500
110,000		South Africa Government International Bond	6.875	05/27/19	132,550
225,000		South Africa Government International Bond	5.500	03/09/20	252,000
300,000		South Africa Government International Bond	6.250	03/08/41	348,750
625,000		Svensk Exportkredit AB	5.125	03/01/17	696,291
196,000		United Mexican States	5.875	02/17/14	212,170
1,280,000		United Mexican States	5.950	03/19/19	1,521,280
868,000		United Mexican States	5.125	01/15/20	991,690

		TOTAL FOREIGN GOVERNMENT BONDS			87,854,066

MORTGAGE BACKED - 31.5%
958,353		Federal Home Loan Mortgage Corp (FHLMC)	4.500	12/01/19	1,021,377
394,180		FHLMC	5.000	05/01/23	429,916
1,471,207		FHLMC	4.000	10/01/25	1,544,497
277,049		FHLMC	5.500	07/01/26	301,690
1,045,936		FHLMC	4.500	04/01/29	1,113,526
23,553	i	FHLMC	5.051	10/01/35	24,934
263,868	i	FHLMC	2.455	02/01/36	277,714
99,054	i	FHLMC	2.568	07/01/36	104,859
335,074	i	FHLMC	2.305	09/01/36	354,625
230,638	i	FHLMC	2.508	09/01/36	243,632
258,128	i	FHLMC	2.662	09/01/36	272,363
38,857	i	FHLMC	5.648	02/01/37	41,925
37,285	i	FHLMC	5.820	02/01/37	40,376
605,214	i	FHLMC	3.941	03/01/37	637,896
52,145	i	FHLMC	5.495	03/01/37	56,246
592,774	i	FHLMC	5.946	04/01/37	644,432
68,162	i	FHLMC	5.440	05/01/37	72,314
236,566	i	FHLMC	5.748	05/01/37	254,794
93,700	i	FHLMC	5.584	06/01/37	99,959
401,642	i	FHLMC	5.518	08/01/37	428,578
376,548	i	FHLMC	5.163	09/01/37	401,227
199,896	i	FHLMC	5.913	09/01/37	213,470
11,461	i	FHLMC	6.024	09/01/37	12,435
61,284	i	FHLMC	5.357	02/01/38	66,102
488,314	i	FHLMC	4.487	04/01/38	521,724
556,570	i	FHLMC	4.874	04/01/38	593,351
51,136	i	FHLMC	4.747	07/01/38	54,837
935,326		FHLMC	4.500	10/01/39	991,968
122,749		FHLMC	5.000	10/01/39	132,036
2,056,915		FHLMC	4.500	12/01/39	2,198,193
218,394	i	FHLMC	3.631	06/01/40	228,940
822,809	i	FHLMC	3.024	01/01/41	853,818
32,184		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	08/01/12	32,449
118,939		FGLMC	4.500	05/01/13	120,733
104,746		FGLMC	5.000	07/01/14	112,350

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$8,282	FGLMC	7.500%	01/01/16	$8,492
110	FGLMC	7.500	05/01/16	120
155	FGLMC	7.500	06/01/16	168
42,094	FGLMC	5.500	05/01/17	45,649
80,542	FGLMC	5.500	06/01/17	86,625
49,523	FGLMC	5.000	12/01/17	53,334
41,450	FGLMC	5.500	12/01/17	44,899
63,945	FGLMC	5.000	03/01/18	68,372
200,485	FGLMC	5.000	04/01/18	214,398
188,552	FGLMC	4.500	06/01/18	201,069
366,569	FGLMC	4.500	09/01/18	394,455
397,803	FGLMC	4.000	11/01/18	425,576
420,587	FGLMC	4.500	01/01/19	454,161
69,438	FGLMC	4.000	05/01/19	73,591
550,805	FGLMC	4.500	05/01/19	587,028
1,174,507	FGLMC	4.500	06/01/19	1,251,746
280,858	FGLMC	4.000	10/01/19	297,658
120,267	FGLMC	5.500	11/01/19	130,651
187,811	FGLMC	4.500	01/01/20	200,162
78,188	FGLMC	4.500	02/01/20	84,136
792,117	FGLMC	5.000	05/01/20	857,292
776,724	FGLMC	5.000	05/01/20	836,506
70,817	FGLMC	4.500	07/01/20	76,205
789,160	FGLMC	5.000	07/01/20	849,899
8,696	FGLMC	7.000	10/01/20	9,954
66,893	FGLMC	5.000	12/01/20	72,104
1,543,755	FGLMC	4.500	06/01/21	1,644,312
886,301	FGLMC	4.500	06/01/21	944,033
102,757	FGLMC	5.500	07/01/21	111,308
70,766	FGLMC	5.000	10/01/22	76,025
52,106	FGLMC	6.000	11/01/22	56,770
518,798	FGLMC	5.000	04/01/23	556,459
836,895	FGLMC	4.500	05/01/23	888,009
42,687	FGLMC	4.500	05/01/23	45,295
657,126	FGLMC	5.500	05/01/23	711,400
119,274	FGLMC	5.000	10/01/23	127,933
87,527	FGLMC	5.500	10/01/23	95,640
77,225	FGLMC	5.000	11/01/23	84,227
167,383	FGLMC	5.000	03/01/24	182,558
53,269	FGLMC	4.500	04/01/24	56,481
23,652	FGLMC	4.500	05/01/24	25,078
149,132	FGLMC	4.500	06/01/24	158,124
684,608	FGLMC	4.000	07/01/24	718,712
451,989	FGLMC	5.500	07/01/24	491,014
1,567,572	FGLMC	4.000	08/01/24	1,645,662
42,786	FGLMC	4.500	09/01/24	45,365
231,504	FGLMC	4.500	09/01/24	245,463
88,850	FGLMC	4.500	09/01/24	94,207
38,352	FGLMC	5.500	09/01/24	41,955
1,810,001	FGLMC	4.000	10/01/24	1,900,168
113,127	FGLMC	4.500	10/01/24	122,276
51,049	FGLMC	4.500	10/01/24	54,127

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$62,205	FGLMC	4.500%	11/01/24	$65,956
109,878	FGLMC	4.500	12/01/24	116,503
488,786	FGLMC	5.500	12/01/24	529,156
82,894	FGLMC	4.500	02/01/25	87,905
2,366,693	FGLMC	4.000	03/01/25	2,484,592
60,381	FGLMC	4.500	06/01/25	64,022
99,222	FGLMC	4.500	07/01/25	105,220
3,093,061	FGLMC	3.500	11/01/25	3,226,762
851,877	FGLMC	3.500	12/01/25	888,700
488,389	FGLMC	3.000	01/01/26	505,142
677,529	FGLMC	4.000	04/01/26	712,128
1,077,842	FGLMC	4.000	05/01/26	1,132,884
29,161	FGLMC	6.000	08/01/26	32,055
864,183	FGLMC	3.000	09/01/26	893,826
4,864,529	FGLMC	3.500	10/01/26	5,074,803
134,246	FGLMC	5.000	10/01/26	146,081
43,199	FGLMC	5.500	10/01/26	47,041
443,594	FGLMC	6.000	12/01/27	487,346
864,565	FGLMC	5.000	03/01/28	929,979
69,525	FGLMC	5.500	05/01/28	75,448
561	FGLMC	6.500	10/01/28	642
603,883	FGLMC	5.500	01/01/29	655,706
15,128	FGLMC	6.500	01/01/29	17,334
170,317	FGLMC	4.000	02/01/29	179,662
2,773	FGLMC	6.500	03/01/29	3,178
68,350	FGLMC	6.500	05/01/29	78,316
19,018	FGLMC	6.500	07/01/29	21,791
126,318	FGLMC	5.000	12/01/29	135,876
205,248	FGLMC	4.000	08/01/30	216,510
932,739	FGLMC	4.500	01/01/31	993,014
1,863	FGLMC	8.000	01/01/31	2,239
931,525	FGLMC	4.000	03/01/31	982,637
116,634	FGLMC	4.000	05/01/31	123,033
934,932	FGLMC	4.500	05/01/31	995,349
421,727	FGLMC	4.000	06/01/31	444,867
1,395,328	FGLMC	4.000	08/01/31	1,471,888
17,644	FGLMC	6.500	09/01/31	20,129
29,079	FGLMC	8.000	09/01/31	35,203
478,650	FGLMC	3.500	11/01/31	497,483
156,681	FGLMC	7.000	12/01/31	181,444
85,653	FGLMC	6.500	01/01/32	97,714
228,309	FGLMC	6.000	02/01/32	254,323
70,219	FGLMC	7.000	04/01/32	81,317
62,838	FGLMC	6.500	05/01/32	72,001
86,545	FGLMC	5.500	11/01/32	94,323
88,637	FGLMC	6.000	02/01/33	98,737
373,492	FGLMC	5.000	03/01/33	402,101
414,753	FGLMC	6.000	03/01/33	462,010
70,691	FGLMC	6.000	03/01/33	78,746
171,981	FGLMC	6.000	03/01/33	191,576
190,616	FGLMC	5.000	04/01/33	205,217
37,259	FGLMC	6.000	04/01/33	41,504

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,166,601		FGLMC	5.000%	06/01/33	$2,343,019
899,143		FGLMC	5.500	06/01/33	979,957
343,823		FGLMC	4.500	07/01/33	365,719
387,459		FGLMC	5.000	08/01/33	419,075
55,895		FGLMC	5.000	08/01/33	60,176
76,020		FGLMC	6.500	08/01/33	86,535
787,796		FGLMC	5.000	09/01/33	866,357
335,805		FGLMC	5.500	09/01/33	370,290
188,626		FGLMC	5.500	09/01/33	205,580
243,185		FGLMC	5.500	09/01/33	268,158
303,815		FGLMC	5.500	09/01/33	337,198
172,612		FGLMC	4.000	10/01/33	182,299
98,734		FGLMC	5.000	10/01/33	106,297
420,976		FGLMC	5.500	10/01/33	464,207
660,078		FGLMC	5.500	12/01/33	719,405
175,840		FGLMC	5.500	12/01/33	191,644
1,275,939		FGLMC	7.000	12/01/33	1,477,591
1,652,970		FGLMC	5.000	01/01/34	1,779,583
43,123		FGLMC	5.500	02/01/34	46,999
253,387		FGLMC	5.000	03/01/34	272,638
278,194		FGLMC	5.500	03/01/34	306,166
497,585		FGLMC	5.000	05/01/34	535,387
274,937		FGLMC	4.500	06/01/34	292,275
918,254		FGLMC	5.000	06/01/34	988,016
163,016		FGLMC	5.500	06/01/34	177,566
112,441		FGLMC	6.000	06/01/34	125,253
329,716		FGLMC	6.000	09/01/34	365,841
57,509		FGLMC	5.000	11/01/34	61,990
2,913,175		FGLMC	5.500	11/01/34	3,173,187
1,715,833		FGLMC	5.000	12/01/34	1,846,190
126,113		FGLMC	5.500	12/01/34	138,000
250,577		FGLMC	5.500	12/01/34	273,098
30,202		FGLMC	5.500	01/01/35	32,897
18,573		FGLMC	5.500	01/01/35	20,230
131,523		FGLMC	5.500	01/01/35	143,262
806,894		FGLMC	4.500	04/01/35	857,776
318,989	i	FGLMC	4.982	04/01/35	342,400
85,960		FGLMC	6.000	05/01/35	94,922
458,407		FGLMC	6.000	05/01/35	507,416
517,646		FGLMC	7.000	05/01/35	599,456
186,642		FGLMC	5.500	06/01/35	203,301
109,520		FGLMC	5.500	06/01/35	119,295
3,404,809		FGLMC	5.000	07/01/35	3,663,482
186,549		FGLMC	5.000	07/01/35	200,722
141,313		FGLMC	6.000	07/01/35	156,046
169,871		FGLMC	5.000	08/01/35	182,777
72,996		FGLMC	5.500	08/01/35	79,602
368,298		FGLMC	6.000	08/01/35	406,694
83,818		FGLMC	4.500	09/01/35	89,051
151,639		FGLMC	5.000	10/01/35	163,160
614,640		FGLMC	5.000	10/01/35	667,291
648,608		FGLMC	5.000	10/01/35	697,884

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$595,309		FGLMC	5.000%	12/01/35	$640,537
96,474		FGLMC	5.000	12/01/35	103,803
302,790		FGLMC	6.000	01/01/36	333,600
85,073		FGLMC	5.000	02/01/36	91,536
176,447		FGLMC	5.000	02/01/36	189,852
114,441		FGLMC	6.000	02/01/36	126,372
1,068,319		FGLMC	5.500	04/01/36	1,169,012
102,025		FGLMC	5.500	05/01/36	111,131
39,092		FGLMC	6.500	05/01/36	44,010
4,406,306		FGLMC	6.000	06/01/36	4,854,666
664,111		FGLMC	5.000	07/01/36	714,773
397,581		FGLMC	6.000	07/01/36	441,143
153,959		FGLMC	6.000	08/01/36	169,625
100,560		FGLMC	6.000	09/01/36	111,578
269,601		FGLMC	6.500	10/01/36	303,521
180,828		FGLMC	5.500	11/01/36	196,657
438,360		FGLMC	6.000	11/01/36	482,965
315,185	i	FGLMC	5.797	01/01/37	342,192
250,583		FGLMC	6.500	03/01/37	282,946
1,470,663		FGLMC	5.500	04/01/37	1,597,790
1,269,269	i	FGLMC	5.645	04/01/37	1,371,957
186,242		FGLMC	5.000	05/01/37	200,333
106,093		FGLMC	5.000	06/01/37	114,120
789,214		FGLMC	5.500	06/01/37	857,435
761,508	i	FGLMC	5.609	06/01/37	821,252
3,058,257		FGLMC	6.000	07/01/37	3,363,712
575,322		FGLMC	6.000	08/01/37	636,560
227,217		FGLMC	6.000	09/01/37	251,402
126,979		FGLMC	6.000	11/01/37	139,661
847,733		FGLMC	6.500	11/01/37	951,213
404,476		FGLMC	6.000	01/01/38	444,875
1,756,495		FGLMC	6.000	02/01/38	1,931,932
154,707		FGLMC	6.000	02/01/38	170,110
1,383,997		FGLMC	5.000	03/01/38	1,488,710
1,677,589		FGLMC	5.000	04/01/38	1,821,291
132,810		FGLMC	5.000	04/01/38	145,390
3,293,308		FGLMC	5.500	04/01/38	3,585,190
718,799		FGLMC	5.500	05/01/38	780,933
234,073	i	FGLMC	4.812	06/01/38	249,285
77,477		FGLMC	5.500	06/01/38	84,174
246,912		FGLMC	6.000	07/01/38	271,496
248,615		FGLMC	5.500	08/01/38	270,649
921,121		FGLMC	5.500	08/01/38	1,001,752
327,324		FGLMC	5.000	09/01/38	352,089
4,454,816		FGLMC	5.500	09/01/38	4,839,897
1,073,080		FGLMC	5.500	09/01/38	1,170,198
52,332		FGLMC	5.500	10/01/38	56,856
1,724,713		FGLMC	6.000	11/01/38	1,896,437
95,655		FGLMC	4.500	02/01/39	101,448
4,469,833		FGLMC	5.000	02/01/39	4,808,022
312,995		FGLMC	5.500	02/01/39	340,050
65,051		FGLMC	4.500	03/01/39	68,991

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,070,161		FGLMC	5.000%	03/01/39	$1,161,832
263,403		FGLMC	6.000	03/01/39	289,629
9,012,590		FGLMC	4.500	04/01/39	9,606,268
166,233		FGLMC	4.500	04/01/39	177,832
3,536,710		FGLMC	4.000	05/01/39	3,714,740
65,970		FGLMC	4.500	05/01/39	69,965
6,890,167		FGLMC	4.500	05/01/39	7,307,432
729,745		FGLMC	4.500	05/01/39	779,867
1,661,457		FGLMC	4.500	05/01/39	1,762,074
1,150,177		FGLMC	5.000	05/01/39	1,237,919
2,637,172		FGLMC	4.000	06/01/39	2,769,922
671,319		FGLMC	4.500	06/01/39	711,973
261,750		FGLMC	5.000	06/01/39	284,172
139,919		FGLMC	5.500	06/01/39	152,014
3,692,897		FGLMC	4.000	07/01/39	3,878,789
215,546		FGLMC	4.500	07/01/39	228,599
106,087		FGLMC	4.500	07/01/39	112,511
783,419		FGLMC	5.000	07/01/39	842,693
2,299,219		FGLMC	5.500	07/01/39	2,497,967
104,361		FGLMC	4.500	08/01/39	110,681
295,289		FGLMC	5.000	08/01/39	317,630
826,407		FGLMC	4.000	09/01/39	868,007
1,727,147		FGLMC	5.000	09/01/39	1,875,095
45,856		FGLMC	5.500	09/01/39	49,848
5,726,891		FGLMC	6.500	09/01/39	6,425,953
206,550		FGLMC	4.500	10/01/39	222,996
262,881		FGLMC	4.500	10/01/39	283,812
163,462		FGLMC	4.000	11/01/39	171,690
758,870		FGLMC	4.500	11/01/39	804,826
105,737		FGLMC	5.000	11/01/39	113,738
222,798		FGLMC	5.000	11/01/39	239,655
620,609		FGLMC	4.500	12/01/39	663,235
523,051		FGLMC	4.500	12/01/39	554,727
1,294,010		FGLMC	4.500	12/01/39	1,372,374
1,779,058		FGLMC	5.500	12/01/39	1,932,842
1,521,866		FGLMC	4.500	01/01/40	1,614,029
79,291		FGLMC	5.000	01/01/40	86,083
315,128		FGLMC	5.500	01/01/40	342,368
746,567		FGLMC	5.500	03/01/40	811,102
1,017,132		FGLMC	4.500	04/01/40	1,078,411
156,620		FGLMC	4.500	04/01/40	167,378
1,361,149		FGLMC	5.000	04/01/40	1,468,061
542,088		FGLMC	5.000	04/01/40	583,017
3,345,209		FGLMC	4.500	05/01/40	3,547,793
34,979		FGLMC	4.500	06/01/40	37,087
913,753	i	FGLMC	3.351	07/01/40	951,555
156,942		FGLMC	4.500	08/01/40	166,398
2,478,438		FGLMC	5.000	08/01/40	2,674,643
250,326		FGLMC	5.000	08/01/40	269,226
6,632,383		FGLMC	4.000	12/01/40	6,990,077
575,360		FGLMC	3.500	01/01/41	591,255
1,496,655		FGLMC	4.000	01/01/41	1,571,994

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,213,236		FGLMC	3.500%	02/01/41	$1,246,753
6,117,984		FGLMC	4.000	02/01/41	6,425,949
2,254,253		FGLMC	4.500	04/01/41	2,389,537
535,008		FGLMC	5.000	04/01/41	576,323
239,509	i	FGLMC	2.558	05/01/41	248,316
3,251,035		FGLMC	4.500	06/01/41	3,446,138
929,036	i	FGLMC	2.897	09/01/41	964,323
238,265	i	FGLMC	3.064	10/01/41	247,981
5,000,000	h	FGLMC	5.000	10/01/41	5,377,520
2,377,661		FGLMC	4.500	05/01/41	2,520,350
3,555		Federal National Mortgage Association (FNMA)	5.000	06/01/13	3,717
551,174		FNMA	4.440	07/01/13	568,909
1,776		FNMA	6.000	09/01/13	1,836
603,714		FNMA	4.754	10/01/13	610,707
1,459		FNMA	6.500	12/01/13	1,514
478,607		FNMA	4.778	02/01/14	501,819
1,430		FNMA	6.000	06/01/14	1,544
693,925		FNMA	4.640	11/01/14	742,721
553,724		FNMA	4.855	03/01/16	565,775
99,045		FNMA	6.000	04/01/16	102,314
98,214		FNMA	5.500	09/01/16	106,694
7,400		FNMA	6.500	10/01/16	8,106
54,820		FNMA	6.500	11/01/16	60,051
37,015		FNMA	6.500	04/01/17	40,675
31,773		FNMA	6.000	05/01/17	34,403
188,891		FNMA	5.000	09/01/17	204,020
32,166		FNMA	6.000	11/01/17	34,788
2,249,328		FNMA	5.000	12/01/17	2,429,481
360,295		FNMA	5.000	12/01/17	389,151
25,423		FNMA	5.000	12/01/17	27,459
2,723,287		FNMA	4.500	02/01/18	2,915,969
375,363		FNMA	4.500	04/01/18	401,921
75,091		FNMA	5.000	04/01/18	81,105
48,805		FNMA	5.500	04/01/18	53,461
539,824		FNMA	5.500	04/01/18	587,783
27,422		FNMA	5.500	05/01/18	30,038
765,534		FNMA	4.500	06/01/18	819,698
110,740		FNMA	4.000	08/01/18	117,797
1,208,786		FNMA	4.000	08/01/18	1,285,812
313,917		FNMA	4.500	09/01/18	336,128
213,244		FNMA	4.500	10/01/18	228,332
521,803		FNMA	5.000	11/01/18	563,595
12,324		FNMA	5.000	01/01/19	13,311
28,501		FNMA	6.000	01/01/19	31,396
64,323		FNMA	4.500	05/01/19	68,834
174,760		FNMA	4.500	06/01/19	187,016
28,202		FNMA	4.500	06/01/19	30,180
196,522		FNMA	5.000	07/01/19	212,261
764,401		FNMA	5.000	10/01/19	825,742
120,464		FNMA	4.500	11/01/19	128,912
102,056		FNMA	4.500	12/01/19	109,213

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$123,530	FNMA	5.000%	03/01/20	$133,424
34,764	FNMA	5.000	04/01/20	37,580
82,485	FNMA	4.500	06/01/20	88,452
56,965	FNMA	4.500	09/01/20	60,960
59,706	FNMA	4.500	10/01/20	63,856
83,254	FNMA	4.500	11/01/20	89,093
223,932	FNMA	5.000	12/01/20	242,077
533,699	FNMA	5.500	01/01/21	579,780
188,938	FNMA	5.000	03/01/21	204,070
1,310,056	FNMA	6.000	04/01/21	1,429,981
147,475	FNMA	5.500	08/01/21	160,208
40,204	FNMA	6.000	08/01/21	43,582
26,967	FNMA	5.000	10/01/21	29,152
66,106	FNMA	5.000	11/01/21	71,400
32,698	FNMA	5.500	11/01/21	35,521
86,568	FNMA	5.500	10/01/22	93,996
32,382	FNMA	6.000	10/01/22	35,083
26,939	FNMA	5.000	03/01/23	29,030
102,204	FNMA	4.500	04/01/23	109,052
890,272	FNMA	4.500	06/01/23	949,924
65,866	FNMA	5.000	06/01/23	70,894
57,689	FNMA	5.500	06/01/23	63,280
715,025	FNMA	5.000	07/01/23	769,612
414,599	FNMA	5.000	07/01/23	446,250
68,968	FNMA	5.500	08/01/23	74,887
109,157	FNMA	5.000	11/01/23	119,616
36,563	FNMA	5.500	11/01/23	39,788
1,531,898	FNMA	5.500	01/01/24	1,664,165
92,937	FNMA	5.500	02/01/24	102,060
732,625	FNMA	4.000	03/01/24	772,899
50,016	FNMA	4.500	04/01/24	53,336
2,746,231	FNMA	4.000	05/01/24	2,897,198
1,316,952	FNMA	4.000	05/01/24	1,389,348
62,869	FNMA	4.000	06/01/24	66,325
62,879	FNMA	4.500	07/01/24	68,055
51,516	FNMA	5.500	07/01/24	56,509
757	FNMA	8.000	07/01/24	894
331,870	FNMA	4.500	08/01/24	353,899
1,194,722	FNMA	4.000	09/01/24	1,260,399
251,206	FNMA	4.000	09/01/24	265,015
170,070	FNMA	4.500	09/01/24	181,359
139,594	FNMA	5.000	01/01/25	152,620
325,710	FNMA	4.500	02/01/25	347,330
45,185	FNMA	4.500	03/01/25	48,184
1,910,718	FNMA	4.500	03/01/25	2,037,549
639,865	FNMA	5.000	03/01/25	699,574
523,895	FNMA	4.500	04/01/25	558,670
1,915,827	FNMA	4.500	04/01/25	2,042,997
2,284,300	FNMA	4.000	06/01/25	2,409,874
1,916,628	FNMA	4.500	06/01/25	2,043,851
842,669	FNMA	4.000	08/01/25	888,993
272,459	FNMA	5.500	08/01/25	297,842

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$41,956	FNMA	6.000%	01/01/32	$46,770
61,297	FNMA	6.000	01/01/32	68,329
40,059	FNMA	6.000	02/01/32	44,655
111,010	FNMA	6.500	04/01/32	126,801
299,369	FNMA	6.500	07/01/32	339,982
29,107	FNMA	6.500	08/01/32	33,056
374,500	FNMA	6.000	09/01/32	417,464
36,185	FNMA	7.500	09/01/32	43,249
382,901	FNMA	5.500	10/01/32	418,572
94,234	FNMA	6.000	10/01/32	105,045
94,073	FNMA	6.000	11/01/32	104,865
181,479	FNMA	5.500	12/01/32	198,385
25,788	FNMA	5.500	12/01/32	28,190
169,004	FNMA	6.000	12/01/32	188,393
858,279	FNMA	5.500	01/01/33	938,237
2,304,639	FNMA	6.000	01/01/33	2,541,901
988,674	FNMA	5.000	02/01/33	1,069,193
52,486	FNMA	5.000	02/01/33	56,760
39,313	FNMA	6.000	04/01/33	43,824
386,622	FNMA	5.000	06/01/33	419,626
775,094	FNMA	5.500	06/01/33	847,302
118,038	FNMA	4.500	07/01/33	125,966
451,124	FNMA	5.000	07/01/33	487,864
390,808	FNMA	4.500	08/01/33	417,302
575,308	FNMA	4.500	08/01/33	613,950
200,298	FNMA	5.000	08/01/33	216,611
197,923	FNMA	5.500	09/01/33	217,567
489,823	FNMA	5.500	09/01/33	538,976
97,885	FNMA	6.000	09/01/33	109,115
1,157,273	FNMA	4.500	10/01/33	1,235,004
168,329	FNMA	5.000	10/01/33	182,038
211,072	FNMA	5.000	10/01/33	228,262
2,544,211	FNMA	5.500	10/01/33	2,833,704
1,236,260	FNMA	5.500	10/01/33	1,368,042
97,143	FNMA	4.500	11/01/33	103,667
4,837,991	FNMA	5.000	11/01/33	5,232,005
174,782	FNMA	5.000	11/01/33	189,016
1,821,588	FNMA	5.000	12/01/33	1,969,941
1,606,441	FNMA	5.500	12/01/33	1,777,684
600,562	FNMA	5.000	02/01/34	649,472
2,011,594	FNMA	6.000	02/01/34	2,242,369
56,864	FNMA	5.000	03/01/34	61,495
185,989	FNMA	5.000	03/01/34	201,137
88,200	FNMA	5.000	03/01/34	95,383
3,692,931	FNMA	5.000	03/01/34	3,993,689
65,509	FNMA	5.000	03/01/34	70,845
150,895	FNMA	5.000	03/01/34	163,184
529,935	FNMA	5.000	04/01/34	573,094
569,528	FNMA	5.500	04/01/34	622,586
48,516	FNMA	4.500	05/01/34	51,774
240,234	FNMA	4.500	05/01/34	256,295
121,050	FNMA	5.500	07/01/34	132,251

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,252,658		FNMA	3.500%	09/01/25	$3,404,469
4,566,680	h	FNMA	3.500	10/01/25	4,779,820
1,395,377		FNMA	5.000	10/01/25	1,520,356
2,396,493		FNMA	4.000	11/01/25	2,528,234
3,247,427		FNMA	3.500	12/01/25	3,398,994
848,990		FNMA	4.000	03/01/26	896,722
2,218,032		FNMA	4.000	06/01/26	2,342,735
1,674,205		FNMA	3.500	08/01/26	1,752,344
1,460,404		FNMA	3.500	09/01/26	1,528,566
2,399,316		FNMA	3.500	10/01/26	2,511,299
53,908		FNMA	6.000	10/01/26	59,435
2,485,971		FNMA	3.000	11/01/26	2,571,632
526,015		FNMA	6.000	08/01/27	579,621
220,283		FNMA	5.500	09/01/27	240,047
26,612		FNMA	5.500	01/01/28	29,000
22,895		FNMA	5.000	02/01/28	24,759
128,632		FNMA	5.500	06/01/28	140,173
23,483		FNMA	5.500	11/01/28	25,568
67		FNMA	7.500	01/01/29	79
192,461		FNMA	4.000	03/01/29	203,382
869,734		FNMA	4.500	04/01/29	930,734
1,140		FNMA	6.500	04/01/29	1,303
448,763		FNMA	4.000	05/01/29	474,227
317,056		FNMA	4.500	06/01/29	339,293
71,582		FNMA	4.000	07/01/29	75,644
367		FNMA	7.500	07/01/29	368
3,762		FNMA	7.500	07/01/29	3,933
200,478		FNMA	4.500	09/01/29	214,413
89,056		FNMA	4.500	11/01/29	95,246
62,897		FNMA	4.500	01/01/30	67,269
204,500		FNMA	4.000	03/01/30	216,104
75,607		FNMA	4.500	05/01/30	80,863
97,484		FNMA	4.500	06/01/30	104,261
862,367		FNMA	4.500	08/01/30	922,311
199,057		FNMA	4.000	09/01/30	210,352
1,039,017		FNMA	4.000	10/01/30	1,097,975
1,315,846		FNMA	4.000	11/01/30	1,390,513
317,733		FNMA	4.500	12/01/30	339,819
372,771		FNMA	3.500	02/01/31	387,554
463,612		FNMA	4.000	02/01/31	489,919
300		FNMA	7.500	02/01/31	320
2,947		FNMA	7.500	03/01/31	3,518
954,262		FNMA	3.500	04/01/31	992,105
129,899		FNMA	4.000	04/01/31	137,270
18,496		FNMA	6.000	05/01/31	20,617
2,070		FNMA	7.500	05/01/31	2,474
705,824		FNMA	4.500	07/01/31	754,887
323,552		FNMA	4.000	09/01/31	341,912
2,055		FNMA	6.500	09/01/31	2,339
453		FNMA	6.500	10/01/31	516
151,965		FNMA	6.000	11/01/31	169,399
17,502		FNMA	6.500	11/01/31	19,920

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$175,349		FNMA	5.500%	07/01/34	$191,575
120,936		FNMA	7.000	07/01/34	140,620
1,626,344		FNMA	5.000	08/01/34	1,763,465
199,587		FNMA	5.000	08/01/34	216,437
717,383		FNMA	6.000	08/01/34	799,683
136,602		FNMA	6.000	08/01/34	152,273
93,749		FNMA	4.500	09/01/34	100,016
3,112,427		FNMA	5.500	09/01/34	3,400,436
26,276		FNMA	5.500	11/01/34	28,708
218,627		FNMA	6.000	11/01/34	242,957
49,745		FNMA	5.000	12/01/34	53,797
31,558		FNMA	5.500	12/01/34	34,478
65,241		FNMA	6.000	12/01/34	72,614
4,253,760		FNMA	4.500	01/01/35	4,542,132
405,667		FNMA	5.500	01/01/35	445,487
9,699,919		FNMA	5.500	02/01/35	10,603,567
401,467		FNMA	5.500	02/01/35	438,617
2,289,889		FNMA	5.500	04/01/35	2,533,986
364,667		FNMA	6.000	04/01/35	405,249
306,573		FNMA	6.000	04/01/35	341,744
492,328		FNMA	5.500	05/01/35	540,578
484,993		FNMA	6.000	05/01/35	538,107
174,842		FNMA	5.000	06/01/35	189,082
8,268		FNMA	7.500	06/01/35	9,187
15,010	i	FNMA	4.634	07/01/35	16,016
398,140		FNMA	5.000	07/01/35	434,546
1,063,038		FNMA	4.500	08/01/35	1,133,442
1,649,260		FNMA	5.000	08/01/35	1,783,062
722,171		FNMA	5.000	08/01/35	780,760
54,418		FNMA	4.500	09/01/35	58,022
49,890		FNMA	4.500	09/01/35	53,241
100,805		FNMA	5.500	09/01/35	110,196
1,398,454		FNMA	5.000	10/01/35	1,511,909
1,553,827		FNMA	5.500	10/01/35	1,719,462
101,282		FNMA	5.000	11/01/35	108,992
2,113,009		FNMA	5.500	11/01/35	2,307,216
42,875		FNMA	4.500	12/01/35	45,715
187,550		FNMA	5.500	12/01/35	205,257
1,152,655		FNMA	6.000	12/01/35	1,274,805
468,190	i	FNMA	2.395	02/01/36	492,184
80,944		FNMA	5.000	02/01/36	86,676
124,722		FNMA	5.000	02/01/36	133,554
4,300,985		FNMA	5.000	02/01/36	4,649,919
375,611		FNMA	6.500	02/01/36	423,749
2,724,002		FNMA	6.000	03/01/36	3,005,011
53,435		FNMA	5.000	05/01/36	57,762
2,614,419		FNMA	6.000	06/01/36	2,900,463
206,961	i	FNMA	2.385	07/01/36	216,981
201,222		FNMA	6.000	07/01/36	222,860
1,727,927		FNMA	6.500	07/01/36	1,940,739
3,599,211		FNMA	5.500	08/01/36	3,926,641
1,013,962		FNMA	6.500	08/01/36	1,154,051

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$109,093		FNMA	5.500%	09/01/36	$119,188
228,236		FNMA	6.500	09/01/36	256,916
116,976		FNMA	6.500	09/01/36	131,382
361,098		FNMA	6.000	10/01/36	398,349
139,064		FNMA	6.500	11/01/36	156,191
58,240	i	FNMA	5.679	12/01/36	62,388
1,085,475		FNMA	6.000	12/01/36	1,197,453
91,159	i	FNMA	4.197	01/01/37	96,835
462,957		FNMA	5.500	01/01/37	505,073
14,704	i	FNMA	5.918	02/01/37	15,614
80,070		FNMA	6.000	02/01/37	88,330
63,031		FNMA	7.000	02/01/37	71,991
20,058		FNMA	5.000	03/01/37	21,683
19,821	i	FNMA	6.059	03/01/37	20,945
806,536		FNMA	6.500	03/01/37	907,885
288,394		FNMA	6.500	03/01/37	322,831
22,943	i	FNMA	5.543	04/01/37	24,722
429,211		FNMA	7.000	04/01/37	490,228
1,408,591		FNMA	5.000	05/01/37	1,522,648
37,213		FNMA	7.000	05/01/37	42,503
156,431	i	FNMA	5.293	06/01/37	167,933
330,190		FNMA	5.500	06/01/37	359,815
196,184		FNMA	5.500	08/01/37	214,338
121,974		FNMA	6.000	08/01/37	134,747
172,361		FNMA	6.500	08/01/37	193,751
628,651		FNMA	6.500	08/01/37	704,700
243,695		FNMA	5.500	09/01/37	269,672
788,366		FNMA	6.000	09/01/37	882,998
588,247		FNMA	6.000	09/01/37	658,857
315,493		FNMA	6.000	09/01/37	353,363
359,691		FNMA	6.000	09/01/37	402,867
416,660		FNMA	6.000	09/01/37	459,252
555,391		FNMA	6.500	09/01/37	622,578
121,597		FNMA	6.500	09/01/37	136,269
851,308	i	FNMA	5.895	10/01/37	912,616
206,125		FNMA	6.500	10/01/37	230,738
2,212,053		FNMA	5.500	11/01/37	2,410,524
4,574,274		FNMA	6.000	11/01/37	5,041,870
149,112		FNMA	7.000	11/01/37	170,309
69,251		FNMA	6.500	01/01/38	77,521
25,641		FNMA	6.500	01/01/38	28,703
1,564,887		FNMA	5.500	02/01/38	1,705,293
92,131		FNMA	6.500	02/01/38	103,334
160,875		FNMA	7.000	02/01/38	183,745
106,566		FNMA	5.000	03/01/38	115,195
163,874		FNMA	5.000	03/01/38	177,144
152,866	i	FNMA	5.021	03/01/38	162,922
208,332		FNMA	5.500	03/01/38	227,024
44,212		FNMA	6.000	03/01/38	49,380
352,950		FNMA	6.500	03/01/38	394,655
1,304,080		FNMA	6.500	03/01/38	1,458,170
102,673		FNMA	6.500	03/01/38	114,804

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$159,443		FNMA	6.500%	03/01/38	$178,282
123,736		FNMA	5.000	04/01/38	133,755
4,852,449		FNMA	5.500	04/01/38	5,287,823
2,866,781		FNMA	6.000	04/01/38	3,158,936
116,946		FNMA	4.500	05/01/38	124,545
8,100,123		FNMA	5.000	05/01/38	8,759,810
2,758,833		FNMA	5.000	05/01/38	2,982,224
2,958,101		FNMA	6.000	07/01/38	3,260,486
45,033	i	FNMA	4.798	08/01/38	48,060
22,225	i	FNMA	5.314	08/01/38	23,830
254,959	i	FNMA	4.930	10/01/38	272,091
39,066		FNMA	6.000	10/01/38	43,047
352,825		FNMA	5.500	11/01/38	384,481
71,672		FNMA	5.000	12/01/38	77,476
1,706,426		FNMA	4.500	01/01/39	1,817,309
2,602,648		FNMA	5.000	01/01/39	2,813,392
534,970		FNMA	5.000	01/01/39	578,288
5,508,833		FNMA	5.500	01/01/39	6,003,100
1,111,525		FNMA	5.500	01/01/39	1,211,254
679,075		FNMA	6.000	01/01/39	748,280
373,236		FNMA	6.000	01/01/39	411,273
1,875,985		FNMA	4.500	02/01/39	1,997,886
4,175,735		FNMA	4.500	02/01/39	4,447,073
2,355,255		FNMA	4.500	02/01/39	2,508,299
80,699		FNMA	5.500	02/01/39	87,939
3,205,177		FNMA	4.000	04/01/39	3,370,024
75,979		FNMA	5.500	04/01/39	83,152
2,286,129		FNMA	4.500	05/01/39	2,434,681
277,255		FNMA	4.500	06/01/39	295,271
114,603	i	FNMA	3.967	07/01/39	121,198
883,954		FNMA	4.500	07/01/39	941,393
372,017		FNMA	4.500	07/01/39	396,190
75,632		FNMA	5.000	07/01/39	82,202
150,795	i	FNMA	3.562	08/01/39	158,794
671,852	i	FNMA	3.737	08/01/39	706,437
1,252,703		FNMA	4.000	08/01/39	1,317,132
9,150,478		FNMA	4.000	08/01/39	9,621,101
82,814		FNMA	4.500	08/01/39	89,799
2,565,394		FNMA	4.500	08/01/39	2,732,092
4,435,559		FNMA	4.500	08/01/39	4,761,206
8,320,609		FNMA	5.000	08/01/39	8,993,052
75,038		FNMA	5.000	08/01/39	81,102
2,940,486		FNMA	4.000	09/01/39	3,091,719
190,081		FNMA	5.000	09/01/39	205,442
894,494		FNMA	5.500	09/01/39	984,254
126,372		FNMA	5.000	11/01/39	137,928
306,593		FNMA	4.500	12/01/39	329,773
1,242,032		FNMA	4.500	12/01/39	1,322,739
15,202,073		FNMA	4.500	12/01/39	16,189,902
188,975	i	FNMA	3.702	01/01/40	198,982
203,143		FNMA	4.500	01/01/40	216,343
279,914		FNMA	5.000	01/01/40	304,229

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,735,904		FNMA	6.000%	02/01/40	$4,121,193
1,073,457		FNMA	4.500	03/01/40	1,143,210
120,780		FNMA	5.000	03/01/40	130,617
118,116		FNMA	4.500	04/01/40	125,791
4,605,061		FNMA	5.000	04/01/40	4,980,104
804,423	i	FNMA	3.512	05/01/40	845,371
869,380	i	FNMA	3.597	05/01/40	910,337
1,487,530	i	FNMA	3.696	05/01/40	1,557,231
85,213		FNMA	4.500	05/01/40	91,469
365,353		FNMA	4.500	07/01/40	389,093
428,211		FNMA	4.500	07/01/40	456,036
324,137		FNMA	5.000	07/01/40	350,535
276,906	i	FNMA	3.524	08/01/40	289,910
3,175,571		FNMA	5.000	08/01/40	3,434,194
2,678,265		FNMA	4.500	09/01/40	2,852,298
5,480,252		FNMA	4.500	09/01/40	5,836,358
892,720		FNMA	3.500	10/01/40	918,916
4,175,966		FNMA	4.000	10/01/40	4,390,742
6,195,041		FNMA	4.500	10/01/40	6,597,594
4,416,843		FNMA	4.000	11/01/40	4,644,008
5,972,728		FNMA	4.000	11/01/40	6,279,915
654,332		FNMA	4.500	11/01/40	696,850
1,299,031	i	FNMA	3.268	12/01/40	1,349,301
1,650,528		FNMA	4.000	12/01/40	1,735,417
9,172,384		FNMA	4.500	12/01/40	9,768,405
190,429		FNMA	3.500	01/01/41	196,017
612,938	i	FNMA	3.162	02/01/41	639,617
1,180,225		FNMA	3.500	02/01/41	1,214,858
5,232,434		FNMA	4.000	03/01/41	5,501,546
4,332,035	h	FNMA	4.500	04/01/41	4,613,530
1,506,991		FNMA	4.500	05/01/41	1,604,915
1,605,643	i	FNMA	3.235	07/01/41	1,674,242
12,665,056		FNMA	4.000	09/01/41	13,320,398
6,883,132		FNMA	4.500	09/01/41	7,330,396
2,930,730	i	FNMA	2.932	10/01/41	3,053,169
571,523	i	FNMA	3.157	10/01/41	595,111
2,733,984		FNMA	3.500	11/01/41	2,814,212
26,874		Government National Mortgage Association (GNMA)	5.000	02/15/18	28,891
84,849		GNMA	4.500	02/15/19	92,205
40,926		GNMA	4.500	01/20/24	44,295
225,569		GNMA	4.000	04/15/24	242,339
29,064		GNMA	4.500	07/15/24	31,479
711,480		GNMA	4.000	08/15/24	764,376
194,568		GNMA	4.500	08/15/24	210,736
594,578		GNMA	4.000	09/15/24	638,784
76,011		GNMA	4.500	01/15/25	82,304
616,445	h	GNMA	4.000	08/15/25	662,276
328,956		GNMA	3.500	03/15/26	351,197
510,673		GNMA	4.000	04/15/26	548,640
456,982		GNMA	4.000	06/20/26	490,815
557,352		GNMA	3.500	11/20/26	596,080

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	h	GNMA	3.000%	12/15/26	$2,110,165
11,290		GNMA	6.500	09/15/28	13,089
2,112		GNMA	6.500	09/15/28	2,448
6,641		GNMA	6.500	11/15/28	7,699
1,393		GNMA	7.500	11/15/28	1,564
9,788		GNMA	8.500	10/15/30	10,704
7,851		GNMA	8.500	10/20/30	9,613
1,151		GNMA	8.500	12/15/30	1,397
1,456		GNMA	7.000	06/20/31	1,704
1,100		GNMA	6.500	07/15/31	1,276
3,987		GNMA	7.000	07/15/31	4,679
7,499		GNMA	7.000	07/15/31	8,801
5,258		GNMA	7.500	02/15/32	5,436
679,681		GNMA	6.000	10/15/32	773,520
109,037		GNMA	5.500	12/20/32	123,133
220,662		GNMA	5.500	05/15/33	249,268
42,255		GNMA	5.000	07/15/33	47,076
187,095		GNMA	5.500	07/15/33	211,212
37,039		GNMA	5.000	07/20/33	41,220
236,309		GNMA	5.000	08/15/33	263,270
79,112		GNMA	5.000	08/15/33	88,707
466,581		GNMA	5.500	09/15/33	529,788
454,561		GNMA	6.000	11/20/33	516,154
199,948		GNMA	5.500	05/20/34	225,673
308,163		GNMA	6.000	09/20/34	349,334
31,475		GNMA	5.000	10/20/34	35,028
879,776		GNMA	5.500	11/15/34	992,634
240,158		GNMA	6.500	01/15/35	275,351
157,773		GNMA	5.500	02/20/35	178,072
3,441,715		GNMA	5.000	03/20/35	3,830,199
1,055,023		GNMA	5.000	04/15/35	1,175,394
1,135,997		GNMA	5.500	05/20/35	1,281,085
49,171		GNMA	5.000	09/20/35	54,675
55,426		GNMA	5.000	11/15/35	61,646
42,059		GNMA	5.000	11/15/35	46,779
379,148		GNMA	5.500	02/20/36	427,572
40,884		GNMA	5.500	03/15/36	46,129
143,424		GNMA	5.500	05/20/36	161,608
34,669		GNMA	6.500	06/15/36	39,554
59,055		GNMA	5.000	09/15/36	65,744
70,929		GNMA	6.000	09/15/36	80,478
121,945		GNMA	6.000	10/20/36	138,239
61,936		GNMA	5.000	12/15/36	68,802
67,165		GNMA	5.500	01/15/37	75,466
67,742		GNMA	6.000	01/20/37	76,794
2,334,582		GNMA	5.500	02/15/37	2,623,122
223,901		GNMA	6.000	02/20/37	253,470
1,623,409		GNMA	6.000	04/15/37	1,844,582
33,986		GNMA	6.500	04/15/37	38,775
881,144		GNMA	6.000	04/20/37	997,510
122,070		GNMA	6.000	06/15/37	138,389
141,356		GNMA	6.000	08/20/37	160,024

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,212		GNMA	6.500%	08/20/37	$114,408
509,196		GNMA	6.500	11/20/37	581,327
533,091		GNMA	6.000	12/15/37	604,358
43,747		GNMA	5.000	02/20/38	48,439
1,439,147		GNMA	5.000	04/15/38	1,595,699
48,181		GNMA	5.500	05/20/38	54,078
139,155		GNMA	5.500	06/15/38	156,832
393,549		GNMA	6.000	06/20/38	444,907
1,247,221		GNMA	5.500	07/15/38	1,400,980
730,441		GNMA	5.500	07/20/38	819,852
111,815		GNMA	5.500	08/15/38	125,600
1,473,139		GNMA	6.000	08/15/38	1,669,618
574,029		GNMA	6.000	08/15/38	650,590
360,210		GNMA	6.000	08/20/38	407,218
254,705		GNMA	5.000	10/15/38	282,412
48,796		GNMA	5.500	10/15/38	55,406
102,049		GNMA	6.500	10/20/38	116,250
52,497		GNMA	6.500	10/20/38	59,868
28,942		GNMA	5.500	11/15/38	32,514
196,355		GNMA	6.500	11/20/38	223,924
2,133,139		GNMA	6.000	12/15/38	2,417,646
24,055		GNMA	6.500	12/15/38	27,407
120,529		GNMA	5.000	01/15/39	133,640
522,918		GNMA	6.500	01/20/39	595,685
289,217		GNMA	5.000	02/15/39	320,678
101,551		GNMA	6.000	02/15/39	115,095
2,182,115		GNMA	4.500	03/15/39	2,385,120
375,732		GNMA	4.500	03/15/39	410,686
75,723		GNMA	4.500	03/20/39	82,832
67,151	i	GNMA	5.000	03/20/39	71,555
1,014,828		GNMA	5.500	03/20/39	1,139,049
177,403		GNMA	4.500	04/15/39	193,907
1,752,840		GNMA	5.500	04/15/39	1,975,506
48,348		GNMA	5.000	04/20/39	53,533
217,352		GNMA	4.000	05/15/39	233,511
5,037,361		GNMA	4.500	05/15/39	5,505,993
178,653		GNMA	4.000	05/20/39	191,377
590,821		GNMA	4.500	05/20/39	646,284
63,934		GNMA	4.500	06/15/39	69,882
3,412,333		GNMA	4.500	06/15/39	3,729,787
5,649,007		GNMA	5.000	06/15/39	6,300,585
4,577,939		GNMA	5.000	06/15/39	5,105,975
106,106		GNMA	5.000	06/15/39	117,649
115,638		GNMA	5.000	06/15/39	128,217
223,738		GNMA	5.000	06/15/39	248,076
88,590		GNMA	4.000	06/20/39	94,899
69,137		GNMA	5.000	06/20/39	76,551
137,675		GNMA	4.500	07/15/39	150,483
240,374		GNMA	4.500	07/15/39	262,736
95,110		GNMA	5.000	07/15/39	105,456
1,023,449		GNMA	4.500	07/20/39	1,119,525
969,267		GNMA	5.000	07/20/39	1,073,221

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$88,151		GNMA	5.500%	07/20/39	$99,079
388,788		GNMA	4.000	08/15/39	417,692
1,743,611		GNMA	5.000	08/15/39	1,933,283
124,902		GNMA	5.500	08/15/39	140,300
239,997		GNMA	6.000	08/15/39	272,006
230,061		GNMA	4.000	08/20/39	246,445
287,730		GNMA	5.000	08/20/39	318,589
162,287		GNMA	5.000	09/15/39	179,941
385,940		GNMA	5.000	09/20/39	427,332
112,302		GNMA	4.500	10/15/39	122,750
60,017		GNMA	5.000	10/15/39	66,546
101,838		GNMA	4.500	10/20/39	111,398
135,831		GNMA	4.500	11/15/39	148,722
146,732		GNMA	4.500	11/20/39	160,460
185,175		GNMA	5.000	11/20/39	204,977
5,889,951		GNMA	4.500	12/15/39	6,437,900
261,028		GNMA	4.500	12/15/39	285,312
141,015		GNMA	4.500	12/20/39	154,208
5,621,354		GNMA	5.000	12/20/39	6,222,487
4,692,001		GNMA	4.500	01/20/40	5,130,996
71,341		GNMA	5.500	01/20/40	80,074
277,767		GNMA	4.000	03/15/40	298,418
99,952		GNMA	5.000	03/15/40	110,825
89,606		GNMA	4.500	04/15/40	97,746
1,603,975		GNMA	5.000	04/15/40	1,778,457
208,688		GNMA	4.500	04/20/40	228,213
41,271		GNMA	4.500	05/15/40	45,020
1,036,995		GNMA	5.000	05/15/40	1,149,801
1,875,540	i	GNMA	3.000	05/20/40	1,955,596
44,445		GNMA	4.500	05/20/40	48,604
120,887		GNMA	4.500	06/15/40	131,869
15,375,010		GNMA	4.500	06/15/40	16,805,367
117,756		GNMA	4.500	06/15/40	128,453
1,031,675		GNMA	5.000	06/20/40	1,142,000
2,695,046		GNMA	4.500	07/15/40	2,939,874
610,602		GNMA	4.500	07/15/40	666,072
7,162,998		GNMA	4.500	07/20/40	7,833,185
231,118		GNMA	5.000	07/20/40	255,833
1,428,471		GNMA	4.000	08/15/40	1,534,669
4,448,994		GNMA	4.000	08/15/40	4,779,749
384,091		GNMA	4.500	08/15/40	420,544
557,298		GNMA	4.500	08/20/40	609,441
423,126		GNMA	4.500	09/20/40	462,715
134,627		GNMA	5.500	09/20/40	151,317
213,707		GNMA	6.500	09/20/40	244,248
108,972		GNMA	4.000	10/15/40	117,329
511,550		GNMA	6.000	10/20/40	580,225
1,207,313		GNMA	4.000	11/15/40	1,297,069
4,688,672		GNMA	4.000	11/20/40	5,024,058
1,204,617		GNMA	3.500	12/15/40	1,260,105
2,252,158		GNMA	5.500	12/20/40	2,527,489
1,884,279		GNMA	4.000	01/20/41	2,019,064

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,201,634		GNMA	4.000%	02/15/41	$1,290,968
4,344,900		GNMA	4.500	02/20/41	4,748,024
2,515,609		GNMA	4.500	03/15/41	2,748,722
1,320,577		GNMA	5.000	04/20/41	1,461,796
743,511	i	GNMA	4.000	06/20/41	794,207
1,466,332		GNMA	4.000	07/15/41	1,575,345
1,960,755		GNMA	4.000	07/20/41	2,101,010
6,821,803		GNMA	5.000	07/20/41	7,549,685
2,372,368		GNMA	4.500	08/15/41	2,587,883
3,277,340		GNMA	5.000	08/20/41	3,627,810
337,854	i	GNMA	3.000	09/20/41	353,236
558,405		GNMA	4.000	10/15/41	599,919
820,886	i	GNMA	2.500	10/20/41	848,383
573,124	i	GNMA	3.500	10/20/41	604,590
10,402,940		GNMA	4.000	10/20/41	11,143,824
2,006,533		GNMA	5.500	10/20/41	2,255,280
1,335,658		GNMA	6.500	01/15/44	1,479,470

		TOTAL MORTGAGE BACKED			844,025,748

MUNICIPAL BONDS - 0.9%
300,000		American Municipal Power-Ohio, Inc	7.834	02/15/41	414,279
500,000		American Municipal Power-Ohio, Inc	6.270	02/15/50	563,495
150,000		Colorado Bridge Enterprise	6.078	12/01/40	186,947
200,000		Commonwealth of Massachusetts	4.200	12/01/21	220,592
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	218,258
200,000		County of Clark NV	6.820	07/01/45	251,512
200,000		District of Columbia	5.591	12/01/34	240,946
100,000		East Baton Rouge Sewerage Commission	6.087	02/01/45	104,276
400,000		Government Development Bank for Puerto Rico	3.670	05/01/14	404,340
100,000		Kentucky Asset Liability Commission	3.165	04/01/18	102,559
30,000		Los Angeles Unified School District	5.750	07/01/34	33,118
100,000		Massachusetts School Building Authority	5.715	08/15/39	123,624
100,000		Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	117,573
300,000		Metropolitan Transportation Authority	6.648	11/15/39	363,936
250,000		Municipal Electric Authority of Georgia	6.637	04/01/57	259,860
972,000		New Jersey Economic Development Authority	7.425	02/15/29	1,183,770
35,000		New Jersey State Turnpike Authority	7.414	01/01/40	50,189
800,000		New Jersey Transportation Trust Fund Authority	5.754	12/15/28	870,808
1,100,000		New York City Municipal Water Finance Authority	5.790	06/15/41	1,183,237
600,000		New York State Dormitory Authority	5.289	03/15/33	672,918
130,000		New York State Dormitory Authority	5.628	03/15/39	150,267
400,000		New York State Urban Development Corp	5.838	03/15/40	471,020
100,000		Ohio State University	4.910	06/01/40	113,232
100,000		Oregon State Department of Transportation	5.834	11/15/34	122,969
200,000		Port Authority of New York & New Jersey	6.040	12/01/29	242,376
		Salt River Project Agricultural Improvement & Power
100,000		District	4.839	01/01/41	112,459
800,000		Santa Clara Valley Transportation Authority	5.876	04/01/32	939,192
300,000		State of California	5.750	03/01/17	336,384
100,000		State of California	6.200	10/01/19	113,983
100,000		State of California	5.700	11/01/21	109,169
100,000	i	State of California	5.650	04/01/39	104,794

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$285,000	State of California	7.550%	04/01/39	$348,475
2,900,000	State of California	7.300	10/01/39	3,429,046
1,330,000	State of California	7.625	03/01/40	1,636,366
300,000	State of Connecticut	5.090	10/01/30	330,015
100,000	State of Illinois	4.511	03/01/15	103,841
400,000	State of Illinois	4.961	03/01/16	422,476
2,200,000	State of Illinois	5.100	06/01/33	1,996,807
1,295,000	State of Illinois	6.725	04/01/35	1,345,363
300,000	State of Oregon	5.762	06/01/23	356,853
100,000	State of Texas	4.631	04/01/33	110,108
50,000	State of Texas	5.517	04/01/39	60,756
1,000,000	State of Texas	4.681	04/01/40	1,110,250
100,000	State of Utah	3.539	07/01/25	104,234
200,000	State of Washington	5.090	08/01/33	222,854
200,000	State Public School Building Authority	5.000	09/15/27	209,318
750,000	Tennessee Valley Authority	3.875	02/15/21	855,680
1,000,000	Tennessee Valley Authority	4.625	09/15/60	1,194,040
200,000	University of California	5.770	05/15/43	226,456
700,000	University of Texas	4.794	08/15/46	799,645
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	172,679

	TOTAL MUNICIPAL BONDS			25,417,344

U.S. TREASURY SECURITIES - 35.1%
278,400	United States Treasury Bond	7.500	11/15/16	367,118
160,000	United States Treasury Bond	8.750	05/15/17	225,500
139,200	United States Treasury Bond	8.875	08/15/17	199,241
151,300	United States Treasury Bond	8.125	08/15/19	225,012
148,500	United States Treasury Bond	8.750	08/15/20	234,224
375,700	United States Treasury Bond	7.875	02/15/21	573,324
125,000	United States Treasury Bond	8.125	05/15/21	194,492
122,000	United States Treasury Bond	8.125	08/15/21	191,083
13,379,100	United States Treasury Bond	8.000	11/15/21	20,911,119
3,275,000	United States Treasury Bond	6.375	08/15/27	4,964,183
17,060,000	United States Treasury Bond	5.250	02/15/29	23,569,448
21,579,000	United States Treasury Bond	5.375	02/15/31	30,756,808
1,144,000	United States Treasury Bond	4.375	02/15/38	1,478,977
2,733,000	United States Treasury Bond	3.500	02/15/39	3,074,199
241,000	United States Treasury Bond	4.500	08/15/39	318,760
850,000	United States Treasury Bond	4.375	11/15/39	1,103,539
915,000	United States Treasury Bond	4.625	02/15/40	1,234,106
3,380,000	United States Treasury Bond	4.375	05/15/40	4,390,830
12,585,000	United States Treasury Bond	3.875	08/15/40	15,086,269
5,075,000	United States Treasury Bond	4.750	02/15/41	6,993,984
26,350,000	United States Treasury Bond	4.375	05/15/41	34,333,233
17,490,000	United States Treasury Note	1.375	10/15/12	17,660,125
165,000	United States Treasury Note	4.000	11/15/12	170,498
14,600,000	United States Treasury Note	0.500	11/30/12	14,646,764
11,650,000	United States Treasury Note	0.625	01/31/13	11,706,887
25,000,000	United States Treasury Note	0.625	02/28/13	25,129,875
10,000,000	United States Treasury Note	0.750	03/31/13	10,069,530
235,000	United States Treasury Note	2.500	03/31/13	241,701

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	United States Treasury Note	0.625%	04/30/13	$2,011,640
209,000	United States Treasury Note	3.125	04/30/13	217,058
350,000	United States Treasury Note	1.375	05/15/13	355,551
3,500,000	United States Treasury Note	0.500	05/31/13	3,514,767
5,000,000	United States Treasury Note	0.375	06/30/13	5,011,915
11,155,000	United States Treasury Note	0.750	08/15/13	11,247,810
2,139,000	United States Treasury Note	4.250	08/15/13	2,277,199
66,000,000	United States Treasury Note	0.125	08/31/13	65,883,971
2,045,000	United States Treasury Note	3.125	08/31/13	2,142,457
9,575,000	United States Treasury Note	0.750	09/15/13	9,656,914
6,550,000	United States Treasury Note	0.125	09/30/13	6,536,952
196,000	United States Treasury Note	3.125	09/30/13	205,777
13,700,000	United States Treasury Note	0.250	10/31/13	13,702,137
2,710,000	United States Treasury Note	2.750	10/31/13	2,832,690
8,284,000	United States Treasury Note	2.000	11/30/13	8,557,438
683,000	United States Treasury Note	1.500	12/31/13	699,968
36,150,000	United States Treasury Note	1.250	03/15/14	36,915,367
4,693,000	United States Treasury Note	1.875	04/30/14	4,863,121
750,000	United States Treasury Note	4.750	05/15/14	828,398
11,198,000	United States Treasury Note	2.250	05/31/14	11,715,034
6,784,000	United States Treasury Note	2.625	06/30/14	7,169,840
185,000	United States Treasury Note	2.625	07/31/14	195,854
117,000	United States Treasury Note	4.250	08/15/14	128,883
5,583,000	United States Treasury Note	2.375	08/31/14	5,881,344
4,910,000	United States Treasury Note	2.375	09/30/14	5,180,433
9,860,000	United States Treasury Note	2.375	10/31/14	10,415,394
20,000,000	United States Treasury Note	0.375	11/15/14	20,012,500
1,280,000	United States Treasury Note	2.125	11/30/14	1,344,399
15,000,000	United States Treasury Note	2.500	12/15/54	14,950,785
6,310,000	United States Treasury Note	2.250	01/31/15	6,665,430
100	United States Treasury Note	2.500	03/31/15	107
7,170,000	United States Treasury Note	2.500	04/30/15	7,651,738
1,240,000	United States Treasury Note	2.125	05/31/15	1,309,072
3,120,000	United States Treasury Note	1.875	06/30/15	3,269,173
6,895,000	United States Treasury Note	1.750	07/31/15	7,196,656
1,775,000	United States Treasury Note	4.250	08/15/15	2,011,435
11,340,000	United States Treasury Note	1.250	08/31/15	11,641,213
18,805,000	United States Treasury Note	1.250	09/30/15	19,292,764
27,300,000	United States Treasury Note	1.250	10/31/15	27,999,563
23,550,000	United States Treasury Note	1.375	11/30/15	24,267,545
5,000,000	United States Treasury Note	2.125	12/31/15	5,303,125
5,400,000	United States Treasury Note	2.000	01/31/16	5,697,000
10,650,000	United States Treasury Note	2.125	02/29/16	11,298,990
250,000	United States Treasury Note	2.625	02/29/16	270,235
9,000,000	United States Treasury Note	2.250	03/31/16	9,599,769
164,000	United States Treasury Note	5.125	05/15/16	195,147
11,250,000	United States Treasury Note	1.750	05/31/16	11,764,159
5,000,000	United States Treasury Note	1.500	06/30/16	5,170,705
10,750,000	United States Treasury Note	1.500	07/31/16	11,113,651
970,000	United States Treasury Note	3.250	07/31/16	1,078,594
14,000,000	United States Treasury Note	1.000	08/31/16	14,153,132
14,200,000	United States Treasury Note	1.000	09/30/16	14,346,430
23,050,000	United States Treasury Note	1.000	10/31/16	23,273,308

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$173,000		United States Treasury Note	4.625%	11/15/16	$204,302
15,250,000		United States Treasury Note	0.875	11/30/16	15,296,467
12,000,000		United States Treasury Note	0.875	12/31/16	12,021,564
220,000		United States Treasury Note	3.000	02/28/17	243,306
6,830,000		United States Treasury Note	1.875	08/31/17	7,148,558
8,414,000		United States Treasury Note	4.250	11/15/17	9,938,381
8,044,000		United States Treasury Note	2.750	12/31/17	8,818,235
8,127,000		United States Treasury Note	2.625	01/31/18	8,851,449
14,000,000		United States Treasury Note	2.000	04/30/18	14,783,132
6,172,000		United States Treasury Note	2.625	04/30/18	6,720,246
6,266,000		United States Treasury Note	3.875	05/15/18	7,308,700
7,862,000		United States Treasury Note	2.375	05/31/18	8,430,769
13,065,000		United States Treasury Note	2.250	07/31/18	13,895,856
13,350,000		United States Treasury Note	1.500	08/31/18	13,545,030
1,681,000		United States Treasury Note	9.000	11/15/18	2,542,119
3,000,000		United States Treasury Note	1.375	11/30/18	3,010,314
2,802,400		United States Treasury Note	2.750	02/15/19	3,069,284
1,377,000		United States Treasury Note	3.625	02/15/20	1,596,998
1,132,000		United States Treasury Note	3.500	05/15/20	1,302,243
7,342,000		United States Treasury Note	2.625	08/15/20	7,918,464
5,650,000		United States Treasury Note	2.625	11/15/20	6,082,575
5,900,000		United States Treasury Note	3.625	02/15/21	6,849,994
27,610,000		United States Treasury Note	2.125	08/15/21	28,317,506
13,250,000		United States Treasury Note	2.000	11/15/21	13,401,130
11,185,000		United States Treasury Note	4.250	11/15/40	14,264,365
10,000,000		United States Treasury Note	3.750	08/15/41	11,760,940
2,500,000		United States Treasury Note	3.125	11/15/41	2,619,140

		TOTAL U.S. TREASURY SECURITIES			939,016,433

		TOTAL GOVERNMENT BONDS			2,041,062,270
		(Cost $1,987,669,874)

STRUCTURED ASSETS - 2.2%

ASSET BACKED - 0.2%
1,190,000		Ally Auto Receivables Trust	1.180	04/15/15	1,194,937
		Series - 2011 2 (Class A3)
340,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	351,846
		Series - 2010 1 (Class C)
590,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	594,067
		Series - 2010 3 (Class C)
850,000		Capital One Multi-Asset Execution Trust	5.050	12/17/18	970,170
		Series - 2006 A3 (Class A3)
500,000		Capital One Multi-Asset Execution Trust	5.750	07/15/20	591,295
		Series - 2007 A7 (Class A7)
600,000		Centerpoint Energy Transistion	3.460	08/15/19	654,145
		Series - 0 1 (Class A2)
195,566	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	43,856
		Series - 2004 2 (Class 1B)
500,000		Chase Issuance Trust	5.120	10/15/14	517,549
		Series - 2007 A17 (Class A)
135,000		CitiBank Credit Card Issuance Trust	4.900	06/23/16	148,178
		Series - 2009 A4 (Class A4)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000		CitiBank Credit Card Issuance Trust	5.650%	09/20/19	$900,083
		Series - 2007 A8 (Class A8)
22,743	i	Countrywide Home Equity Loan Trust	0.498	02/15/29	14,681
		Series - 2004 B (Class 1A)
375,000		Detroit Edison Securitization Funding LLC	6.620	03/01/16	426,458
		Series - 2001 1 (Class A6)
100,000		Discover Card Master Trust	5.650	03/16/20	119,655
		Series - 2007 A1 (Class A1)
34,947	i	Residential Asset Securities Corp	6.489	10/25/30	31,799
		Series - 2001 KS2 (Class AI6)
15,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	11,379
		Series - 2006 HI1 (Class M2)
15,000	g	Vornado DP LLC	4.004	09/13/28	16,060
		Series - 2010 VNO (Class A2FX)

		TOTAL ASSET BACKED			6,586,158

OTHER MORTGAGE BACKED - 2.0%
1,000,000	i	Banc of America Commercial Mortgage, Inc	5.066	11/10/42	1,031,239
		Series - 2005 1 (Class A4)
105,000	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	115,110
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	483,860
		Series - 2006 6 (Class A4)
474,546		Banc of America Commercial Mortgage, Inc	5.379	09/10/47	492,672
		Series - 2006 5 (Class AAB)
285,000		Banc of America Commercial Mortgage, Inc	5.449	01/15/49	299,898
		Series - 2007 1 (Class A3)
325,000	i	Banc of America Commercial Mortgage, Inc	5.622	06/10/49	338,919
		Series - 2007 3 (Class A3)
1,350,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.193	09/10/47	1,493,085
		Series - 2005 6 (Class A4)
475,000		Banc of America Merrill Lynch Commercial Mortgage, Inc	5.620	02/10/51	500,011
		Series - 2007 5 (Class A3)
69,162		Bank of America Alternative Loan Trust	5.500	09/25/19	69,029
		Series - 2004 8 (Class 3A1)
320,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	351,173
		Series - 2006 PW14 (Class A4)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.441	03/11/39	310,409
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.715	06/11/40	218,962
		Series - 2007 PW16 (Class A4)
355,000		Bear Stearns Commercial Mortgage Securities	4.674	06/11/41	381,861
		Series - 2005 PWR8 (Class A4)
124,140	i	Bear Stearns Commercial Mortgage Securities	5.286	06/11/41	128,744
		Series - 2004 PWR4 (Class A2)
625,000	i	Bear Stearns Commercial Mortgage Securities	5.468	06/11/41	672,508
		Series - 2004 PWR4 (Class A3)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	845,373
		Series - 2006 PW13 (Class AM)
495,000		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	555,720
		Series - 2006 T24 (Class A4)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$660,000	i	Bear Stearns Commercial Mortgage Securities	4.750%	02/13/46	$705,615
		Series - 2004 T16 (Class A6)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,101,115
		Series - 2007 PW17 (Class A4)
600,000	i	Citigroup Commercial Mortgage Trust	5.364	04/15/40	641,998
		Series - 2004 C1 (Class A4)
550,000		Citigroup Commercial Mortgage Trust	4.733	10/15/41	585,957
		Series - 2004 C2 (Class A5)
495,008		Citigroup Commercial Mortgage Trust	5.205	12/11/49	501,230
		Series - 2007 CD4 (Class A2B)
585,000		Citigroup, Inc	5.322	12/11/49	620,482
		Series - 2007 CD4 (Class A4)
525,000	i	Commercial Mortgage Pass Through Certificates	5.751	06/10/46	579,730
		Series - 2006 C7 (Class A4)
255,000	i	Commercial Mortgage Pass Through Certificates	5.814	12/10/49	284,637
		Series - 2007 C9 (Class A4)
2,789,000		Credit Suisse First Boston Mortgage Securities Corp	4.829	11/15/37	2,985,218
		Series - 2004 C5 (Class A4)
158,223		Credit Suisse Mortgage Capital Certificates	5.439	09/15/39	162,085
		Series - 2006 C4 (Class AAB)
190,000		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	202,067
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	1,964,972
		Series - 2006 C4 (Class AM)
250,000	i	CS First Boston Mortgage Securities Corp	5.416	05/15/36	266,989
		Series - 2004 C2 (Class A2)
310,000		CS First Boston Mortgage Securities Corp	3.936	05/15/38	316,861
		Series - 2003 C3 (Class A5)
290,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	295,910
		Series - 2003 C3 (Class B)
625,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	684,196
		Series - 2005 C5 (Class A4)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	209,259
		Series - 2005 C5 (Class AJ)
316,568	i	GE Capital Commercial Mortgage Corp	5.277	11/10/45	337,815
		Series - 2005 C4 (Class ASB)
330,000		GMAC Commercial Mortgage Securities, Inc	5.023	04/10/40	347,090
		Series - 2003 C3 (Class A4)
180,000	i	Greenwich Capital Commercial Funding Corp	5.317	06/10/36	191,824
		Series - 0 GG1 (Class A7)
1,585,000	i	Greenwich Capital Commercial Funding Corp	5.224	04/10/37	1,697,033
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.277	04/10/37	537,547
		Series - 2005 GG5 (Class AM)
725,000	i	Greenwich Capital Commercial Funding Corp	5.882	07/10/38	805,413
		Series - 2006 GG7 (Class A4)
550,000		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	595,312
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.475	03/10/39	572,939
		Series - 2007 GG9 (Class AM)
1,825,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	1,984,204
		Series - 2006 GG6 (Class A4)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$740,000	i	GS Mortgage Securities Corp II	5.622%	04/10/38	$736,478
		Series - 2006 GG6 (Class AM)
561,026		GS Mortgage Securities Corp II	5.535	11/10/39	587,602
		Series - 2006 GG8 (Class AAB)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,482,169
		Series - 2006 GG8 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	102,326
		Series - 2009 IWST (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	528,608
		Series - 2004 LN2 (Class A2)
25,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.075	11/15/43	24,334
		Series - 2010 C2 (Class B)
50,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.528	11/15/43	48,152
		Series - 2010 C2 (Class C)
125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	134,091
		Series - 2006 CB17 (Class A4)
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.206	12/15/44	1,106,200
		Series - 2005 LDP5 (Class A4)
2,315,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.447	05/15/45	2,389,228
		Series - 2006 LDP8 (Class A3B)
738,382		JP Morgan Chase Commercial Mortgage Securities Corp	5.134	05/15/47	761,596
		Series - 2006 LDP9 (Class A2)
1,110,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,177,157
		Series - 2006 LDP9 (Class A3)
950,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	1,018,221
		Series - 2007 CB18 (Class A4)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.817	06/15/49	473,784
		Series - 2007 LD11 (Class A3)
360,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.817	06/15/49	382,582
		Series - 2007 LD11 (Class A4)
400,000	i	LB-UBS Commercial Mortgage Trust	5.020	08/15/29	425,679
		Series - 2004 C6 (Class A6)
545,000		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	582,227
		Series - 2005 C1 (Class A4)
415,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	445,517
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.156	02/15/31	419,228
		Series - 2006 C1 (Class A4)
220,000		LB-UBS Commercial Mortgage Trust	4.394	03/15/32	225,586
		Series - 2003 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	138,558
		Series - 2006 C6 (Class A4)
1,405,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,530,903
		Series - 2007 C1 (Class A4)
970,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,034,659
		Series - 2007 C2 (Class A3)
875,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	839,619
		Series - 2005 C3 (Class AJ)
450,450	i	Merrill Lynch	5.382	07/12/46	473,488
		Series - 2006 3 (Class ASB)
425,000	i	Merrill Lynch	5.485	07/12/46	320,646
		Series - 2006 3 (Class AJ)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$225,000	i	Merrill Lynch Mortgage Trust	5.220%	11/12/37	$201,960
		Series - 2005 CKI1 (Class AJ)
290,000	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	304,104
		Series - 2005 CIP1 (Class AM)
342,888	i	Merrill Lynch Mortgage Trust	5.621	05/12/39	352,072
		Series - 2006 C1 (Class A2)
235,000	i	Merrill Lynch Mortgage Trust	5.666	05/12/39	262,060
		Series - 2006 C1 (Class A4)
450,000	i	Merrill Lynch Mortgage Trust	5.834	06/12/50	468,967
		Series - 2007 C1 (Class A3)
475,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.430	02/12/39	522,574
		Series - 2006 1 (Class A4)
440,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.962	08/12/49	383,725
		Series - 2007 8 (Class AM)
375,000		Morgan Stanley Capital I	4.970	04/14/40	395,952
		Series - 2004 HQ4 (Class A7)
505,000	i	Morgan Stanley Capital I	5.270	06/13/41	543,084
		Series - 2004 T15 (Class A4)
1,255,000		Morgan Stanley Capital I	5.168	01/14/42	1,356,497
		Series - 2005 HQ5 (Class A4)
116,076		Morgan Stanley Capital I	6.231	01/11/43	118,673
		Series - 2008 T29 (Class A1)
590,000		Morgan Stanley Capital I	5.364	03/15/44	623,389
		Series - 2007 IQ13 (Class A4)
225,000	i	Morgan Stanley Capital I	5.731	07/12/44	248,980
		Series - 2006 HQ9 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,641,160
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	212,060
		Series - 2007 T25 (Class AM)
245,000		Morgan Stanley Capital I	4.770	07/15/56	236,256
		Series - 0 IQ9 (Class AJ)
219,935		Wachovia Bank Commercial Mortgage Trust	5.576	03/15/45	229,615
		Series - 2006 C24 (Class APB)
525,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	568,434
		Series - 2007 C33 (Class A4)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.899	02/15/51	212,901
		Series - 2007 C33 (Class A5)

		TOTAL OTHER MORTGAGE BACKED			53,737,172

		TOTAL STRUCTURED ASSETS			60,323,330
		(Cost $59,628,752)

		TOTAL BONDS			2,658,427,639
		(Cost $2,593,265,410)

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.3%
$7,400,000		Federal Farm Credit Bank (FFCB)	0.050%	01/03/12	$7,399,996

		TOTAL GOVERNMENT AGENCY DEBT			7,399,996

TREASURY DEBT - 0.9%
20,000,000		United States Treasury Bill	0.019	03/29/12	19,999,040
5,000,000		United States Treasury Bill	0.020	05/17/12	4,999,345

		TOTAL TREASURY DEBT			24,998,385

		TOTAL SHORT-TERM INVESTMENTS			32,398,381
		(Cost $32,398,638)

		TOTAL INVESTMENTS - 100.4%			2,690,826,020
		(Cost $2,625,664,048)

		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(10,123,559)

		NET ASSETS - 100.0%			$2,680,702,461

		Abbreviation(s):
		REIT Real Estate Investment Trust

	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2011, the total value of these securities amounted to $3,136,907 or 0.1% of net assets.

	h	All or a portion of these securities were purchased on a delayed delivery basis.
	i	Floating or variable rate security. Coupon reflects the rate at period end.
	j	Zero coupon.
	n	In default.

TIAA-CREF FUNDS – Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.6%

BANKERS’ ACCEPTANCES - 0.9%
$552,000		JPMorgan Chase Bank NA	0.180-0.250%	01/03/12	$551,993
302,000		JPMorgan Chase Bank NA	0.250	01/09/12	301,983
188,000		JPMorgan Chase Bank NA	0.190	01/10/12	187,991
237,000		JPMorgan Chase Bank NA	0.260	01/17/12	236,973
541,000		JPMorgan Chase Bank NA	0.255-0.270	01/19/12	540,929
463,000		JPMorgan Chase Bank NA	0.200-0.220	01/23/12	462,939
204,000		JPMorgan Chase Bank NA	0.220	01/24/12	203,971
275,000		JPMorgan Chase Bank NA	0.270	01/26/12	274,948
770,000		JPMorgan Chase Bank NA	0.210	02/01/12	769,862
770,000		JPMorgan Chase Bank NA	0.220	02/06/12	769,831
500,000		JPMorgan Chase Bank NA	0.280	02/09/12	499,848
385,000		JPMorgan Chase Bank NA	0.250	02/16/12	384,877
153,000		JPMorgan Chase Bank NA	0.250	02/17/12	152,950
115,000		JPMorgan Chase Bank NA	0.240	02/21/12	114,961
449,000		JPMorgan Chase Bank NA	0.250	03/06/12	448,797
243,000		JPMorgan Chase Bank NA	0.260	03/19/12	242,863
3,000,000		US Bank NA	0.350	02/14/12	2,998,717

		TOTAL BANKERS’ ACCEPTANCES			9,144,433

CERTIFICATE OF DEPOSIT - 2.8%
7,000,000		Bank of Nova Scotia	0.290	01/17/12	7,000,000
3,000,000		Canadian Imperial Bank of Commerce	0.080	01/30/12	3,000,000
4,000,000		Toronto-Dominion Bank	0.210	01/10/12	4,000,000
5,000,000		Toronto-Dominion Bank	0.180	01/19/12	5,000,000
10,000,000		Toronto-Dominion Bank	0.230	02/02/12	10,000,000

		TOTAL CERTIFICATE OF DEPOSIT			29,000,000

COMMERCIAL PAPER - 41.4%
1,225,000		Australia & New Zealand Banking Group Ltd	0.220-0.320	01/17/12	1,224,851
4,900,000		Australia & New Zealand Banking Group Ltd	0.250	01/25/12	4,899,184
3,000,000		Australia & New Zealand Banking Group Ltd	0.260	01/31/12	2,999,350
4,925,000		Bank of Nova Scotia	0.060	01/04/12	4,924,975
5,000,000		Bank of Nova Scotia	0.060	01/10/12	4,999,925
6,000,000		Bank of Nova Scotia	0.270	01/17/12	5,999,280
12,000,000		Bank of Nova Scotia	0.065-0.070	01/20/12	11,999,575
281,000		Bank of Nova Scotia	0.250	02/29/12	280,885
200,000		Bank of Nova Scotia	0.225	03/02/12	199,924
300,000	y	Coca-Cola Co	0.120	01/12/12	299,989
300,000	y	Coca-Cola Co	0.090	01/13/12	299,991
1,000,000	y	Coca-Cola Co	0.110	01/26/12	999,924
1,500,000	y	Coca-Cola Co	0.090	02/09/12	1,499,854
8,150,000	y	Coca-Cola Co	0.170-0.190	03/06/12	8,147,213
14,390,000	y	Coca-Cola Co	0.165-0.170	03/07/12	14,385,634
5,000,000	y	Coca-Cola Co	0.130	04/03/12	4,998,321

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$350,000	y	Commonwealth Bank of Australia	0.270%	02/15/12	$349,882
250,000	y	Commonwealth Bank of Australia	0.370	03/02/12	249,843
1,875,000	y	Commonwealth Bank of Australia	0.410	02/15/12	1,873,249
2,125,000		Exxon Mobil Corp	0.250	01/11/12	2,124,985
9,700,000		Exxon Mobil Corp	0.250	01/17/12	9,699,893
8,000,000		Exxon Mobil Corp	0.020	01/23/12	7,999,902
4,180,000	y	Fairway Finance LLC	0.195	01/04/12	4,179,932
1,100,000	y	Fairway Finance LLC	0.180	01/05/12	1,099,978
4,226,000	y	Fairway Finance LLC	0.190	01/19/12	4,225,599
5,000,000	y	Fairway Finance LLC	0.230	02/06/12	4,998,850
8,000,000	y	Fairway Finance LLC	0.190	02/10/12	7,998,311
3,600,000	y	Fairway Finance LLC	0.120	02/16/12	3,599,448
9,490,000		General Electric Capital Corp	0.300	02/27/12	9,485,492
3,645,000		General Electric Capital Corp	0.300	02/29/12	3,643,208
4,500,000		General Electric Capital Corp	0.310	03/01/12	4,497,675
10,000,000		General Electric Capital Corp	0.280	04/10/12	9,992,222
1,500,000	y	International Business Machines Corp	0.050	01/23/12	1,499,954
2,500,000	y	International Business Machines Corp	0.050	01/26/12	2,499,913
4,500,000	y	Johnson & Johnson	0.100	03/19/12	4,499,025
10,000,000	y	Johnson & Johnson	0.050	04/03/12	9,998,708
7,100,000	y	Jupiter Securitization Co LLC	0.120	01/05/12	7,099,905
3,835,000	y	Jupiter Securitization Co LLC	0.150	01/09/12	3,834,872
9,300,000	y	Jupiter Securitization Co LLC	0.180-0.190	01/11/12	9,299,516
5,800,000	y	Jupiter Securitization Co LLC	0.140-0.150	01/18/12	5,799,595
1,000,000	y	Jupiter Securitization Co LLC	0.170	02/24/12	999,745
2,170,000		National Australia Funding (Delaware)	0.300-0.310	01/03/12	2,169,963
2,420,000		National Australia Funding (Delaware)	0.250	01/23/12	2,419,630
3,525,000		National Australia Funding (Delaware)	0.245	01/24/12	3,524,448
2,159,000		National Australia Funding (Delaware)	0.275	01/27/12	2,158,571
2,720,000		National Australia Funding (Delaware)	0.320	01/31/12	2,719,275
4,750,000		National Australia Funding (Delaware)	0.290	02/21/12	4,748,049
4,500,000	y	Nestle Capital Corp	0.035	01/18/12	4,499,926
5,000,000	y	Nestle Capital Corp	0.025	01/19/12	4,999,937
3,000,000	y	Nestle Capital Corp	0.040	02/02/12	2,999,893
500,000	y	Nestle Capital Corp	0.220	02/03/12	499,899
5,000,000	y	Nestle Capital Corp	0.060	02/07/12	4,999,692
5,000,000	y	Nestle Capital Corp	0.185	02/28/12	4,998,510
5,000,000	y	Nestle Capital Corp	0.110	03/30/12	4,998,640
3,705,000	y	Nestle Capital Corp	0.250	05/15/12	3,701,527
2,000,000	y	Old Line Funding LLC	0.230	01/10/12	1,999,885
4,000,000	y	Old Line Funding LLC	0.150	01/13/12	3,999,800
3,000,000	y	Old Line Funding LLC	0.225	01/17/12	2,999,700
8,000,000	y	Old Line Funding LLC	0.140	01/23/12	7,999,315
3,000,000	y	Old Line Funding LLC	0.220	02/08/12	2,999,303
790,000	y	Old Line Funding LLC	0.210	02/10/12	789,816
500,000	y	Old Line Funding LLC	0.170	02/15/12	499,894
5,000,000	y	Old Line Funding LLC	0.220	03/06/12	4,998,014
5,940,000	y	Private Export Funding Corp	0.140	02/02/12	5,939,261
5,000,000	y	Private Export Funding Corp	0.140	02/08/12	4,999,261
250,000	y	Private Export Funding Corp	0.230	02/21/12	249,919
4,415,000	y	Private Export Funding Corp	0.220	02/27/12	4,413,462
9,750,000	y	Private Export Funding Corp	0.150	03/01/12	9,747,562

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,600,000	y	Private Export Funding Corp	0.140%	03/06/12	$2,599,343
2,000,000	y	Private Export Funding Corp	0.140	03/07/12	1,999,487
7,500,000	y	Private Export Funding Corp	0.175	04/17/12	7,496,098
1,000,000	y	Procter & Gamble Co	0.100	01/06/12	999,986
1,700,000	y	Procter & Gamble Co	0.110	01/09/12	1,699,958
425,000	y	Procter & Gamble Co	0.080	01/25/12	424,977
2,000,000	y	Procter & Gamble Co	0.080	02/16/12	1,999,796
2,375,000	y	Procter & Gamble Co	0.110	02/27/12	2,374,587
450,000	y	Procter & Gamble Co	0.100	03/20/12	449,901
5,550,000	y	Procter & Gamble International Funding S.C.A	0.060	01/05/12	5,549,963
3,386,000		Province of Ontario Canada	0.460-0.050	01/04/12	3,385,988
1,090,000		Province of Ontario Canada	0.040	01/09/12	1,089,990
1,150,000		Province of Ontario Canada	0.035	01/12/12	1,149,988
13,912,000		Province of Ontario Canada	0.035-0.090	01/31/12	13,911,311
1,300,000		Royal Bank of Canada	0.060	01/27/12	1,299,944
3,000,000		Straight-A Funding LLC	0.190	01/05/12	2,999,937
5,000,000		Straight-A Funding LLC	0.190	02/01/12	4,999,182
6,450,000		Straight-A Funding LLC	0.190	02/03/12	6,448,876
1,500,000		Straight-A Funding LLC	0.190	02/07/12	1,499,707
8,000,000		Straight-A Funding LLC	0.160	02/08/12	7,998,648
645,000		Straight-A Funding LLC	0.200	02/22/12	644,814
1,500,000		Straight-A Funding LLC	0.190	02/24/12	1,499,573
3,400,000		Straight-A Funding LLC	0.190	03/05/12	3,398,852
5,500,000	y	Toronto-Dominion Holdings USA, Inc	0.070-0.120	01/09/12	5,499,898
8,000,000	y	Unilever Capital Corp	0.060	01/03/12	7,999,974
5,000,000	y	Unilever Capital Corp	0.070	01/05/12	4,999,961
5,000,000	y	Unilever Capital Corp	0.060	01/06/12	4,999,958
6,700,000		US Bank NA	0.210	01/18/12	6,699,336
5,000,000	y	Variable Funding Capital Co LLC	0.210	01/06/12	4,999,854
4,000,000	y	Variable Funding Capital Co LLC	0.250	01/20/12	3,999,472
3,000,000	y	Variable Funding Capital Co LLC	0.250	01/25/12	2,999,500
4,350,000	y	Variable Funding Capital Co LLC	0.240	01/26/12	4,349,275
2,250,000	y	Variable Funding Capital Co LLC	0.120	01/30/12	2,249,783
4,000,000	y	Variable Funding Capital Co LLC	0.210	02/17/12	3,998,903
600,000	y	Wal-Mart Stores, Inc	0.075	01/12/12	599,986
4,340,000	y	Westpac Banking Corp	0.375-0.400	02/10/12	4,338,185
1,800,000	y	Westpac Banking Corp	0.220	02/16/12	1,799,494
2,000,000	y	Westpac Banking Corp	0.300	03/01/12	1,999,000
1,450,000	y	Westpac Banking Corp	0.230-0.250	03/05/12	1,449,380
5,000,000	y	Westpac Banking Corp	0.340	03/16/12	4,996,458

		TOTAL COMMERCIAL PAPER			434,681,052

FOREIGN GOVERNMENT BONDS - 0.4%
4,000,000		Province of Ontario Canada	2.625	01/20/12	4,004,468

		TOTAL FOREIGN GOVERNMENT BONDS			4,004,468

GOVERNMENT AGENCY DEBT - 25.8%
8,000,000		Federal Farm Credit Bank (FFCB)	0.010	01/03/12	7,999,995
5,000,000		FFCB	0.010	02/09/12	4,999,946
6,000,000		Federal Home Loan Bank (FHLB)	0.020	01/04/12	5,999,990
6,750,000		FHLB	0.015	01/06/12	6,749,986
1,500,000		FHLB	0.015	01/11/12	1,499,994

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,320,000	FHLB	0.020%	01/13/12	$2,319,985
6,000,000	FHLB	0.020	01/18/12	5,999,943
2,750,000	FHLB	0.020	01/19/12	2,749,973
873,000	FHLB	0.040	01/20/12	872,982
400,000	FHLB	0.100	01/25/12	399,973
15,465,000	FHLB	0.011-0.030	01/27/12	15,464,779
2,000,000	FHLB	0.010	01/31/12	1,999,983
700,000	FHLB	0.015	02/03/12	699,990
16,450,000	FHLB	0.010-0.015	02/08/12	16,449,813
6,600,000	FHLB	0.010-0.020	02/10/12	6,599,876
7,100,000	FHLB	0.010	02/15/12	7,099,911
9,400,000	FHLB	0.010-0.100	02/17/12	9,399,830
15,000,000	FHLB	0.015	02/22/12	14,999,675
3,000,000	FHLB	0.010	02/24/12	2,999,955
4,490,000	FHLB	0.015	03/02/12	4,489,886
10,131,000	FHLB	0.015-0.250	03/07/12	10,130,646
2,900,000	Federal Home Loan Mortgage Corp (FHLMC)	0.025-0.040	01/03/12	2,899,995
2,000,000	FHLMC	0.020	01/06/12	1,999,994
3,175,000	FHLMC	0.020	01/09/12	3,174,986
407,000	FHLMC	0.040	01/10/12	406,996
1,000,000	FHLMC	0.010	01/17/12	999,996
7,300,000	FHLMC	0.025-0.030	01/18/12	7,299,904
1,000,000	FHLMC	0.025	01/23/12	999,985
425,000	FHLMC	0.020	01/24/12	424,995
10,000,000	FHLMC	0.020	01/25/12	9,999,867
500,000	FHLMC	0.021	01/27/12	499,992
9,082,000	FHLMC	0.020-0.060	01/30/12	9,081,851
3,324,000	FHLMC	0.010-0.035	02/06/12	3,323,943
961,000	FHLMC	0.020-0.040	02/10/12	960,966
4,625,000	FHLMC	0.010	02/17/12	4,624,940
24,700,000	FHLMC	0.010-0.100	02/21/12	24,698,986
9,474,000	FHLMC	0.010-0.020	02/23/12	9,473,806
15,000,000	FHLMC	0.025	03/14/12	14,999,240
1,000,000	Federal National Mortgage Association (FNMA)	0.048	01/03/12	999,997
2,000,000	FNMA	0.030	01/04/12	1,999,995
700,000	FNMA	0.011	01/18/12	699,996
4,500,000	FNMA	0.010	01/24/12	4,499,971
2,700,000	FNMA	0.030	01/25/12	2,699,946
1,400,000	FNMA	0.030	02/06/12	1,399,958
1,200,000	FNMA	0.020	02/13/12	1,199,971
2,800,000	FNMA	0.015	02/15/12	2,799,948
5,453,000	FNMA	0.035-0.130	02/17/12	5,452,695
2,000,000	FNMA	0.110	02/21/12	1,999,688
3,300,000	FNMA	0.020	02/22/12	3,299,905
5,000,000	FNMA	0.025	03/01/12	4,999,792
12,750,000	FNMA	0.020	03/21/12	12,749,433
441,000	FNMA	0.150	04/18/12	440,802
390,000	FNMA	0.180	07/02/12	389,643

	TOTAL GOVERNMENT AGENCY DEBT			271,429,293

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 15.9%
$6,475,000		United States Treasury Bill	0.023-0.025%	03/15/12	$6,474,673
14,150,000		United States Treasury Bill	0.010-0.036	03/22/12	14,149,564
3,650,000		United States Treasury Bill	0.032-0.040	03/29/12	3,649,685
7,275,000		United States Treasury Bill	0.012	04/05/12	7,274,769
3,205,000		United States Treasury Bill	0.010-0.022	05/10/12	3,204,825
4,000,000		United States Treasury Note	1.125	01/15/12	4,001,535
3,680,000		United States Treasury Note	0.875	01/31/12	3,682,009
7,000,000		United States Treasury Note	1.375	02/15/12	7,009,005
12,540,000		United States Treasury Note	0.875	02/29/12	12,556,936
13,140,000		United States Treasury Note	1.000	04/30/12	13,178,947
12,415,000		United States Treasury Note	1.375	05/15/12	12,475,587
15,505,000		United States Treasury Note	0.750	05/31/12	15,539,104
9,986,000		United States Treasury Note	1.875	06/15/12	10,065,368
7,740,000		United States Treasury Note	0.625	06/30/12	7,759,771
7,270,000		United States Treasury Note	1.500	07/15/12	7,324,314
12,776,000		United States Treasury Note	0.625	07/31/12	12,812,871
6,770,000		United States Treasury Note	1.750	08/15/12	6,837,566
3,015,000		United States Treasury Note	0.375	08/31/12	3,019,575
2,150,000		United States Treasury Note	0.375	09/30/12	2,153,589
9,820,000		United States Treasury Note	0.375	10/31/12	9,837,831
3,850,000		United States Treasury Note	0.500	11/30/12	3,862,193

		TOTAL TREASURY DEBT			166,869,717

VARIABLE RATE SECURITIES - 12.4%
9,700,000	i	Federal Farm Credit Bank (FFCB)	0.140	02/13/12	9,699,936
3,000,000	i	FFCB	0.240	02/01/13	2,999,340
5,000,000	i	FFCB	0.230	03/28/13	5,000,000
4,050,000	i	FFCB	0.286	06/12/13	4,050,427
4,000,000	i	FFCB	0.320	08/19/13	3,996,716
4,800,000	i	FFCB	0.205	08/26/13	4,796,045
3,400,000	i	FFCB	0.270	08/26/13	3,399,432
10,000,000	i	FFCB	0.290	09/23/13	9,999,302
4,750,000	i	FFCB	0.210	10/15/13	4,742,269
9,600,000	i	Federal Home Loan Bank (FHLB)	0.150	01/13/12	9,599,985
4,500,000	i	FHLB	0.125	07/02/12	4,500,000
5,000,000	i	FHLB	0.130	07/20/12	5,000,000
7,900,000	i	FHLB	0.245	03/06/13	7,900,916
9,500,000	i	FHLB	0.260	08/16/13	9,500,000
10,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.230	01/09/12	10,000,166
5,000,000	i	FHLMC	0.221	02/04/13	4,997,802
3,100,000	i	FHLMC	0.220	05/06/13	3,097,897
2,800,000	i	FHLMC	0.221	06/03/13	2,800,412
5,000,000	i	Federal National Mortgage Association (FNMA)	0.185	03/14/13	4,998,275
5,000,000	i	FNMA	0.310	10/28/13	5,000,000
5,000,000	i	Canadian Imperial Bank of Commerce	0.320	03/08/12	5,000,000
9,500,000	i	Royal Bank of Canada	0.280	07/11/12	9,500,000

		TOTAL VARIABLE RATE SECURITIES			130,578,920

		TOTAL SHORT-TERM INVESTMENTS			1,045,707,883
		(Cost $1,045,707,883)

		TOTAL INVESTMENTS- 99.6%			1,045,707,883
		(Cost $1,045,707,883)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			3,792,324

		NET ASSETS - 100.0%			$1,049,500,207

	i	Floating or variable rate security. Coupon reflects the rate at period end.
	y

Security exempt from registration under Section 4(2) of the Securities Act of 1933 of which are deemed liquid. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At December 31, 2011, the aggregate value of these securities was $274,943,644 representing 26.2% of net assets.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund and the Money Market Fund (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•          Level 1 – quoted prices in active markets for identical securities
•          Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•          Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Transfers between levels are recognized at the end of the reporting period. For the period ended December 31, 2011, there were no significant transfers between levels by the Funds.

As of December 31, 2011, 100% of the value of investments in the Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund and the Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Fund	Level 1	Level 2	Level 3	Total

Real Estate Securities
Diversified capital markets	$5,681,500	$—	$—	$5,681,500
Diversified REITs	33,049,800	—	—	33,049,800
Gold	28,189,050	—	—	28,189,050
Homebuilding	19,078,000	3,637,582	—	22,715,582
Industrial REITs	38,785,800	2,703,738	—	41,489,538
Mortgage REITs	2,313,750	—	—	2,313,750
Office REITs	117,950,400	—	—	117,950,400
Real estate operating companies	12,820,500	—	—	12,820,500
Residential REITs	165,417,200	—	—	165,417,200
Retail REITs	237,119,800	5,784,331	—	242,904,131
Specialized REITs	245,874,300	—	—	245,874,300
Short-term investments	—	28,195,086	—	28,195,086

Total	$906,280,100	$40,320,737	$—	$946,600,837

Bond
Corporate bonds	$—	$661,655,127	$—	$661,655,127
Government bonds	—	1,153,513,183	—	1,153,513,183
Structured assets	—	140,795,859	—	140,795,859
Preferred stocks	425,622	—	—	425,622
Short-term investments	—	479,827,401	—	479,827,401
Swaps*	—	(24,680)	—	(24,680)

Total	$425,622	$2,435,766,890	$—	$2,436,192,512

Bond Plus
Bank loan obligations	$—	$30,925,890	$—	$30,925,890
Corporate bonds	—	366,466,970	—	366,466,970
Government bonds	—	448,953,545	—	448,953,545
Structured assets	—	118,461,037	—	118,461,037
Preferred stocks	1,256,759	—	—	1,256,759
Short-term investments	—	162,911,288	—	162,911,288
Swaps*	—	(12,340)	—	(12,340)

Total	$1,256,759	$1,127,706,390	$—	$1,128,963,149

Short-Term Bond
Bank loan obligations	$—	$9,135,736	$—	$9,135,736
Corporate bonds	—	235,780,441	—	235,780,441
Government bonds	—	356,065,028	—	356,065,028
Structured assets	—	85,211,478	—	85,211,478
Preferred stocks	97,992	—	—	97,992
Short-term investments	—	55,901,228	—	55,901,228
Swaps*	—	(12,340)	—	(12,340)

Total	$97,992	$742,081,571	$—	$742,179,563

High-Yield
Bank loan obligations	$—	$22,814,090	$—	$22,814,090
Corporate bonds	—	1,088,809,621	—	1,088,809,621
Structured assets	—	3,350,620	—	3,350,620
Preferred stocks	2,367,990	—	—	2,367,990
Short-term investments	—	18,548,371	—	18,548,371

Total	$2,367,990	$1,133,522,702	$—	$1,135,890,692

* Derivative instruments are not reflected in the portfolio of investments.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event.

Credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.

At December 31, 2011, open credit default swap contracts sold by the Funds were as follows:

Fund	Reference entity	Counterparty	Maturity date	Fixed payments received by fund per annum	Implied credit spread at 12/31/2011 (1)	Notional amount (2)	Upfront Premium Paid (Received)	Unrealized appreciation (depreciation)

Bond	Republic of Peru	JP Morgan	6/20/2016	1.00%	1.59%	$1,000,000	$(35,514)	$10,834
Bond Plus	Republic of Peru	JP Morgan	6/20/2016	1.00	1.59	500,000	(17,757)	5,417
Short-Term Bond	Republic of Peru	JP Morgan	6/20/2016	1.00	1.59	500,000	(17,757)	5,417

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as and indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Options: The Real Estate Securities Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and for written options, potential losses in excess of the fund’s initial investment.

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Additionally, investments in other investment companies advised by Advisors, or its affiliates, entities are deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2011	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Withholding Expense	Shares at December 31, 2011		Value at December 31, 2011

Real Estate Securities Fund
Thomas Properties Group	$12,897,500	$—	$—	$—	$57,750	$—	3,850,000		$12,820,500

		$—	$—	$—	$57,750	$—			$12,820,500

Bond Plus Fund
TIAA-CREF High Yield Fund	$5,403,239	$49,021	$5,493,914	$112,801	$49,021	$—	—	*	$—

		$49,021	$5,493,914	$112,801	$49,021	$—			$—

* Not an affilliated investment as of December 31, 2011.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Net unrealized appreciation (depreciation): At December 31, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Real Estate Securities	$918,590,484	$100,315,766	$(72,305,413)	$28,010,353
Bond	2,379,783,030	80,069,096	(23,634,934)	56,434,162
Bond Plus	1,108,254,179	40,447,874	(19,726,564)	20,721,310
Short-Term Bond	741,575,304	8,596,110	(7,979,511)	616,599
High-Yield	1,121,330,788	37,543,425	(22,983,521)	14,559,904
Tax-Exempt Bond	302,568,166	21,978,358	(26,770)	21,951,588
Inflation-Linked Bond	1,416,951,210	152,418,812	(1,678)	152,417,134
Bond Index	2,625,664,048	70,384,098	(5,222,126)	65,161,972

Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: February 16, 2012	By	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: February 16, 2012	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Date: February 16, 2012	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer